UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-04550

THE MAINSTAY FUNDS

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.

30 Hudson Street

Jersey City, New Jersey 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 576-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1.	Reports to Stockholders.

MainStay Candriam Emerging Markets Debt Fund

Message from the President and Semiannual Report
Unaudited  |  April 30, 2024
Special Notice:
Beginning in July 2024, new regulations issued by the Securities and Exchange Commission (SEC) will take effect requiring open-end mutual fund companies and ETFs to (1) overhaul the content of their shareholder reports and (2) mail paper copies of the new tailored shareholder reports to shareholders who have not opted to receive these documents electronically.
If you have not yet elected to receive your shareholder reports electronically, please contact your financial intermediary or visit newyorklifeinvestments.com/accounts.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President
Stock and bond markets gained broad ground during the six-month period ended April 30, 2024, bolstered by better-than-expected economic growth and the prospect of monetary easing in the face of a myriad of macroeconomic and geopolitical challenges.
Throughout the reporting period, interest rates remained at their highest levels in decades in most developed countries, with the U.S. federal funds rate in the 5.25%−5.50% range, as central banks struggled to bring inflation under control. Early in the reporting period, the U.S. Federal Reserve began to forecast interest rate cuts in 2024, but delayed action as inflation remained stubbornly high, fluctuating between 3.1% and 3.5%. Nevertheless, despite the increasing cost of capital and tighter lending environment that resulted from sustained high rates, economic growth remained surprisingly robust, supported by high levels of consumer spending, low unemployment and strong corporate earnings. Investors tended to shrug off concerns related to sticky inflation and high interest rates—not to mention the ongoing war in Ukraine, intensifying hostilities in the Middle East and simmering tensions between China and the United States—focusing instead on the positives of continued economic growth and surprisingly strong corporate profits.
The S&P 500® Index, a widely regarded benchmark of U.S. market performance, produced double-digit gains, reaching record levels in March 2024. Market strength, which had been narrowly focused on mega-cap, technology-related stocks during the previous six months broadened significantly during the reporting period. All industry sectors produced positive results, with the strongest returns in communication services, information technology and industrials, and more moderate gains in the lagging energy, real estate and consumer staples areas. Growth-oriented shares slightly outperformed value-oriented issues, while large- and mid-cap stocks modestly outperformed their small-cap counterparts. Most overseas equity markets trailed the U.S. market, as developed international economies experienced relatively low growth rates, and weak economic conditions in China undermined emerging markets.
Bonds generally gained ground as well. The yield on the 10-year Treasury note ranged between approximately 4.7% and 3.8%, while the 2-year Treasury yield remained slightly higher, between approximately 5.0% and 4.1%, in an inverted curve pattern often viewed as indicative of an impending economic slowdown. Nevertheless, the prevailing environment of stable interest rates and attractive yields provided a favorable environment for fixed-income investors. Long-term Treasury bonds and investment-grade corporate bonds produced similar gains, while high yield bonds advanced by a slightly greater margin, despite the added risks implicit in an uptick in default rates. International bond markets modestly outperformed their U.S. counterparts, led by a rebound in the performance of emerging-markets debt.
The risks and uncertainties inherent in today’s markets call for the kind of insight and expertise that New York Life Investments offers through our one-on-one philosophy, long-lasting focus, and multi-boutique approach.
Thank you for trusting us to help you meet your investment needs.
Sincerely,
Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, which includes information about The MainStay Funds' Trustees, free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available on dfinview.com/NYLIM. Please read the Fund’s Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended April 30, 2024
Class	Sales Charge		Inception Date[1]	Six Months[2]	One Year	Five Years	Ten Years	Gross Expense Ratio[3]
Class A Shares	Maximum 4.50% Initial Sales Charge	With sales charges	6/1/1998	7.62%	8.02%	-1.25%	1.22%	1.46%
		Excluding sales charges		12.69	13.11	-0.33	1.68	1.46
Investor Class Shares[4]	Maximum 4.00% Initial Sales Charge	With sales charges	2/28/2008	7.94	8.09	-1.64	0.92	1.95
		Excluding sales charges		12.44	12.60	-0.73	1.38	1.95
Class C Shares	Maximum 1.00% CDSC	With sales charges	9/1/1998	11.04	10.79	-1.47	0.63	2.70
	if Redeemed Within One Year of Purchase	Excluding sales charges		12.04	11.79	-1.47	0.63	2.70
Class I Shares	No Sales Charge		8/31/2007	12.84	13.42	-0.05	1.96	1.21

1.	Prior to February 28, 2017, the Fund's primary investment strategies were changed. Effective June 21, 2019, the Fund replaced its prior subadvisor and modified its investment objective and principal investment strategies. The performance in the graph and table prior to those dates reflects its prior subadvisor's, investment objective and principal investment strategies.
2.	Not annualized.
3.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.
4.	Prior to June 30, 2020, the maximum initial sales charge was 4.50%, which is reflected in the applicable average annual total return figures shown.
The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
5

Benchmark Performance*	Six Months[1]	One Year	Five Years	Ten Years
JPMorgan EMBI Global Diversified Index[2]	10.57%	8.39%	0.24%	2.71%
Morningstar Emerging Markets Bond Category Average[3]	9.98	9.06	0.88	2.24

*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
1.	Not annualized.
2.	In accordance with new regulatory requirements, the Fund has selected the JPMorgan EMBI Global Diversified Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The JPMorgan EMBI Global Diversified Index is the Fund’s primary broad-based securities market index for comparison purposes, which is generally representative of the market sectors or types of investments in which the Fund invests. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.
3.	The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
6	MainStay Candriam Emerging Markets Debt Fund

Cost in Dollars of a $1,000 Investment in MainStay Candriam Emerging Markets Debt Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2023 to April 30, 2024, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 11/1/23	Ending Account Value (Based on Actual Returns and Expenses) 4/30/24	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 4/30/24	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,126.90	$ 6.08	$1,019.14	$ 5.77	1.15%
Investor Class Shares	$1,000.00	$1,124.40	$ 8.40	$1,016.96	$ 7.97	1.59%
Class C Shares	$1,000.00	$1,120.40	$12.34	$1,013.23	$11.71	2.34%
Class I Shares	$1,000.00	$1,128.40	$ 4.50	$1,020.64	$ 4.27	0.85%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 366 and multiplied by 182 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
7

Country Composition as of April 30, 2024 (Unaudited)
Dominican Republic	6.4%
Saudi Arabia	6.1
Romania	5.9
Colombia	5.8
Brazil	5.4
Turkey	5.0
Argentina	4.0
Cote D'Ivoire	3.3
Mexico	3.2
Egypt	3.2
Hungary	2.6
Chile	2.4
Panama	2.4
Oman	2.2
Angola	2.2
Ecuador	2.1
South Africa	2.1
Bahrain	2.0
Nigeria	2.0
Kazakhstan	1.9
Poland	1.8
Senegal	1.7
United States	1.6
El Salvador	1.5
Peru	1.4%
Kenya	1.4
Montenegro	1.3
Venezuela	1.2
Benin	1.0
China	1.0
Sri Lanka	1.0
Morocco	0.9
Azerbaijan	0.9
Pakistan	0.9
Tunisia	0.9
Ghana	0.9
Ukraine	0.9
Mozambique	0.8
United Arab Emirates	0.8
Papua New Guinea	0.7
Costa Rica	0.4
Republic of the Congo	0.4
Uruguay	0.4
Zambia	0.4
Georgia	0.3
Other Assets, Less Liabilities	5.3
100.0%
See Portfolio of Investments beginning on page 9 for specific holdings within these categories. The Fund's holdings are subject to change.

Top Ten Holdings and/or Issuers Held as of April 30, 2024 (excluding short-term investments) (Unaudited)
1.	Dominican Republic Government Bond, 4.875%-13.625%, due 1/29/26–1/30/60
2.	Romanian Government Bond, 5.625%-6.625%, due 9/27/29–2/22/36
3.	Brazil Government Bond, 4.75%-8.75%, due 2/4/25–5/13/54
4.	Argentina Government Bond, 0.75%-3.50%, due 7/9/29–7/9/41
5.	Colombia Government Bond, 5.00%-8.75%, due 4/20/33–11/14/53
6.	Ivory Coast Government Bond, 4.875%-8.25%, due 1/30/32–3/22/48
7.	GACI First Investment Co., 4.875%-5.375%, due 1/29/34–1/29/54
8.	Egypt Government Bond, 8.50%-8.875%, due 1/31/47–5/29/50
9.	Panama Government Bond, 3.87%-9.375%, due 4/1/29–7/23/60
10.	Oman Government Bond, 6.00%-6.75%, due 8/1/29–1/17/48

8	MainStay Candriam Emerging Markets Debt Fund

Portfolio of Investments April 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.1%
Corporate Bonds 16.3%
Brazil 1.2%
Minerva Luxembourg SA
Series Reg S
8.875%, due 9/13/33	$ 467,000	$ 479,007
Rumo Luxembourg SARL
Series Reg S
4.20%, due 1/18/32	300,000	248,547
		727,554
Chile 0.5%
Antofagasta plc
Series Reg S
6.25%, due 5/2/34	334,000	332,664
China 1.0%
Alibaba Group Holding Ltd.
4.20%, due 12/6/47	800,000	622,586
Georgia 0.3%
Georgian Railway JSC
Series Reg S
4.00%, due 6/17/28	200,000	179,321
Kazakhstan 1.9%
KazMunayGas National Co. JSC
Series Reg S
6.375%, due 10/24/48	1,300,000	1,154,824
Peru 0.0% ‡
Lima Metro Line 2 Finance Ltd.
Series Reg S
4.35%, due 4/5/36	2	1
Romania 1.6%
Banca Transilvania SA
Series Reg S
7.25%, due 12/7/28 (a)	EUR 889,000	985,193
Saudi Arabia 6.1%
EIG Pearl Holdings SARL
Series Reg S
4.387%, due 11/30/46	$ 1,300,000	974,503
GACI First Investment Co.
Series Reg S
4.875%, due 2/14/35	250,000	230,142
	Principal Amount	Value

Saudi Arabia (continued)
GACI First Investment Co. (continued)
Series Reg S
5.25%, due 1/29/34	$ 979,000	$ 934,553
Series Reg S
5.375%, due 1/29/54	979,000	827,653
Greensaif Pipelines Bidco SARL
Series Reg S
6.129%, due 2/23/38	250,000	246,675
Series Reg S
6.129%, due 2/23/38 (b)	550,000	542,684
		3,756,210
Turkey 3.3%
Sisecam UK plc
Series Reg S
8.25%, due 5/2/29	562,000	571,673
TAV Havalimanlari Holding A/S
Series Reg S
8.50%, due 12/7/28	1,111,000	1,134,998
WE Soda Investments Holding plc
Series Reg S
9.50%, due 10/6/28	350,000	360,475
		2,067,146
Venezuela 0.4%
Petroleos de Venezuela SA
5.375%, due 4/12/27 (c)(d)	2,000,000	240,014
Total Corporate Bonds (Cost $10,736,307)		10,065,513
Foreign Government Bonds 76.8%
Angola 2.2%
Angola Government Bond
Series Reg S
8.75%, due 4/14/32	650,000	587,080
Series Reg S
9.125%, due 11/26/49	900,000	747,675
		1,334,755
Argentina 4.0%
Argentina Government Bond
0.75%, due 7/9/30 (e)	1,100,000	636,361
1.00%, due 7/9/29	1,600,000	941,531
3.50%, due 7/9/41 (e)	2,000,000	874,318
		2,452,210

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
Azerbaijan 0.9%
Azerbaijan Government Bond
Series Reg S
3.50%, due 9/1/32	$ 700,000	$ 577,352
Bahrain 2.0%
Bahrain Government Bond
Series Reg S
6.25%, due 1/25/51	600,000	479,702
Series Reg S
7.50%, due 2/12/36	400,000	397,516
Series Reg S
7.50%, due 9/20/47	400,000	369,000
		1,246,218
Benin 1.0%
Benin Government Bond
Series Reg S
4.875%, due 1/19/32 (b)	EUR 500,000	450,839
Series Reg S
7.96%, due 2/13/38	$ 208,000	196,252
		647,091
Brazil 4.2%
Brazil Government Bond
4.75%, due 1/14/50	300,000	211,137
6.125%, due 3/15/34	714,000	682,724
6.25%, due 3/18/31	862,000	854,554
7.125%, due 5/13/54	362,000	345,781
8.75%, due 2/4/25	500,000	509,693
		2,603,889
Chile 1.9%
Chile Government Bond
3.25%, due 9/21/71	800,000	468,620
Corp. Nacional del Cobre de Chile
Series Reg S
5.95%, due 1/8/34	500,000	484,718
Series Reg S
6.30%, due 9/8/53	250,000	237,810
		1,191,148
Colombia 5.8%
Colombia Government Bond
5.00%, due 6/15/45	300,000	206,532
5.20%, due 5/15/49	300,000	206,395
6.125%, due 1/18/41	400,000	327,907
7.50%, due 2/2/34	500,000	491,498
	Principal Amount	Value

Colombia (continued)
Colombia Government Bond (continued)
8.00%, due 4/20/33	$ 700,000	$ 714,146
8.00%, due 11/14/35	201,000	202,598
8.75%, due 11/14/53	203,000	209,167
Ecopetrol SA
4.625%, due 11/2/31	300,000	242,248
8.375%, due 1/19/36	700,000	680,503
8.875%, due 1/13/33	300,000	307,050
		3,588,044
Costa Rica 0.4%
Costa Rica Government Bond
Series Reg S
7.30%, due 11/13/54	248,000	257,960
Cote D'Ivoire 3.3%
Ivory Coast Government Bond
Series Reg S
4.875%, due 1/30/32	EUR 700,000	622,284
Series Reg S
6.625%, due 3/22/48	800,000	665,933
Series Reg S
7.625%, due 1/30/33	$ 412,000	393,819
Series Reg S
8.25%, due 1/30/37	368,000	351,587
		2,033,623
Dominican Republic 6.4%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	300,000	262,500
Series Reg S
5.30%, due 1/21/41 (b)	500,000	411,057
Series Reg S
5.50%, due 2/22/29	300,000	285,048
Series Reg S
5.875%, due 1/30/60	1,000,000	814,311
Series Reg S
5.95%, due 1/25/27	700,000	686,540
Series Reg S
6.875%, due 1/29/26	1,000,000	1,002,109
Series Reg S
11.25%, due 9/15/35	DOP 12,350,000	221,264
Series Reg S
13.625%, due 2/3/33	14,000,000	283,338
		3,966,167

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	MainStay Candriam Emerging Markets Debt Fund

	Principal Amount	Value
Foreign Government Bonds (continued)
Ecuador 2.1%
Ecuador Government Bond (e)
Series Reg S
2.50%, due 7/31/40	$ 1,200,000	$ 612,000
Series Reg S
6.00%, due 7/31/30	1,000,000	702,157
		1,314,157
Egypt 3.2%
Egypt Government Bond
Series Reg S
8.50%, due 1/31/47	200,000	152,348
Series Reg S
8.70%, due 3/1/49	500,000	386,575
Series Reg S
8.875%, due 5/29/50	1,800,000	1,411,776
		1,950,699
El Salvador 1.5%
El Salvador Government Bond
Series Reg S
7.65%, due 6/15/35	770,000	554,186
Series Reg S
9.50%, due 7/15/52	500,000	394,060
		948,246
Ghana 0.9%
Ghana Government Bond (c)(d)
Series Reg S
7.75%, due 4/7/29	200,000	96,700
Series Reg S
7.875%, due 2/11/35	900,000	434,250
		530,950
Hungary 2.6%
Hungary Government Bond
Series Reg S
5.25%, due 6/16/29	700,000	677,516
Series Reg S
5.50%, due 3/26/36	300,000	279,750
7.625%, due 3/29/41	300,000	332,640
Magyar Export-Import Bank Zrt.
Series Reg S
6.00%, due 5/16/29	EUR 302,000	336,798
		1,626,704
	Principal Amount	Value

Kenya 1.4%
Kenya Government Bond
Series Reg S
8.25%, due 2/28/48	$ 500,000	$ 420,000
Series Reg S
9.75%, due 2/16/31	430,000	430,000
		850,000
Mexico 3.2%
Comision Federal de Electricidad
Series Reg S
3.875%, due 7/26/33	500,000	393,440
Series Reg S
4.677%, due 2/9/51	700,000	475,666
Mexico Government Bond
4.28%, due 8/14/41	400,000	306,390
4.75%, due 3/8/44	400,000	315,821
5.75%, due 10/12/10 (b)	200,000	164,655
6.00%, due 5/7/36	350,000	336,975
		1,992,947
Montenegro 1.3%
Montenegro Government Bond
Series Reg S
2.875%, due 12/16/27	EUR 500,000	486,142
Series Reg S
7.25%, due 3/12/31	$ 300,000	299,700
		785,842
Morocco 0.9%
Morocco Government Bond
Series Reg S
4.00%, due 12/15/50	900,000	590,040
Mozambique 0.8%
Mozambique Government Bond
Series Reg S
9.00%, due 9/15/31 (e)	600,000	502,800
Nigeria 2.0%
Nigeria Government Bond
Series Reg S
7.625%, due 11/21/25	400,000	396,968
Series Reg S
7.875%, due 2/16/32	500,000	437,038
Series Reg S
8.25%, due 9/28/51	500,000	391,280
		1,225,286
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
Oman 2.2%
Oman Government Bond
Series Reg S
6.00%, due 8/1/29	$ 400,000	$ 399,811
Series Reg S
6.75%, due 1/17/48	1,000,000	988,460
		1,388,271
Pakistan 0.9%
Pakistan Government Bond
Series Reg S
8.875%, due 4/8/51	750,000	572,109
Panama 2.4%
Panama Government Bond
3.87%, due 7/23/60	500,000	273,026
4.50%, due 4/1/56	400,000	247,880
6.40%, due 2/14/35	400,000	366,642
6.875%, due 1/31/36	417,000	392,419
9.375%, due 4/1/29	200,000	217,892
		1,497,859
Papua New Guinea 0.7%
Papua New Guinea Government Bond
Series Reg S
8.375%, due 10/4/28	434,000	408,394
Peru 1.4%
Peru Government Bond
3.23%, due 7/28/21	600,000	314,280
3.60%, due 1/15/72	400,000	243,000
6.55%, due 3/14/37	300,000	309,960
		867,240
Poland 1.8%
Bank Gospodarstwa Krajowego
Series Reg S
4.375%, due 3/13/39	EUR 600,000	634,109
Poland Government Bond
5.50%, due 3/18/54	$ 492,000	461,309
		1,095,418
Republic of the Congo 0.4%
Congo Government Bond
Series Reg S
6.00%, due 6/30/29 (e)	292,125	244,655
	Principal Amount	Value

Romania 4.3%
Romanian Government Bond
Series Reg S
5.625%, due 2/22/36	$ 1,000,000	$ 1,051,062
Series Reg S
6.625%, due 9/27/29	EUR 1,400,000	1,604,044
		2,655,106
Senegal 1.7%
Senegal Government Bond
Series Reg S
5.375%, due 6/8/37	1,358,000	1,070,080
South Africa 2.1%
South Africa Government Bond
4.30%, due 10/12/28	$ 300,000	267,000
5.75%, due 9/30/49	500,000	352,900
5.875%, due 4/20/32	300,000	266,625
7.30%, due 4/20/52	500,000	421,870
		1,308,395
Sri Lanka 1.0%
Sri Lanka Government Bond (c)(d)
Series Reg S
6.20%, due 5/11/27	300,000	169,550
Series Reg S
6.825%, due 7/18/26	250,000	141,947
Series Reg S
7.55%, due 3/28/30	550,000	307,491
		618,988
Tunisia 0.9%
Tunisia Government Bond
Series Reg S
5.75%, due 1/30/25	600,000	563,088
Turkey 1.7%
Turkey Government Bond
5.75%, due 5/11/47	1,450,000	1,071,187
Ukraine 0.9%
State Agency of Roads of Ukraine
Series Reg S
6.25%, due 6/24/30 (c)(d)	1,000,000	283,750
Ukraine Government Bond
Series Reg S
7.253%, due 3/15/35 (c)(d)	1,000,000	246,418
		530,168

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	MainStay Candriam Emerging Markets Debt Fund

	Principal Amount	Value
Foreign Government Bonds (continued)
United Arab Emirates 0.8%
Sharjah Government Bond
Series Reg S
4.00%, due 7/28/50	$ 800,000	$ 495,904
Uruguay 0.4%
Uruguay Government Bond
9.75%, due 7/20/33	UYU 8,542,218	231,815
Venezuela 0.8%
Petroleos de Venezuela SA (c)(d)
Series Reg S
6.00%, due 5/16/24	$ 2,500,000	300,000
Series Reg S
6.00%, due 11/15/26	1,500,000	182,250
		482,250
Zambia 0.4%
Zambia Government Bond
Series Reg S
8.97%, due 7/30/27 (c)(d)	300,000	219,312
Total Foreign Government Bonds (Cost $50,497,940)		47,536,367
Total Long-Term Bonds (Cost $61,234,247)		57,601,880

	Shares

Short-Term Investment 1.6%
Unaffiliated Investment Company 1.6%
United States 1.6%
Invesco Government & Agency Portfolio, 5.309% (f)(g)	964,095	964,095
Total Short-Term Investment (Cost $964,095)		964,095
Total Investments (Cost $62,198,342)	94.7%	58,565,975
Other Assets, Less Liabilities	5.3	3,267,545
Net Assets	100.0%	$ 61,833,520

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Fixed to floating rate—Rate shown was the rate in effect as of April 30, 2024.
(b)	All or a portion of this security was held on loan. As of April 30, 2024, the aggregate market value of securities on loan was $918,979. The Fund received cash collateral with a value of $964,095. (See Note 2(J))
(c)	Issue in default.
(d)	Issue in non-accrual status.
(e)	Step coupon—Rate shown was the rate in effect as of April 30, 2024.
(f)	Current yield as of April 30, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
Foreign Currency Forward Contracts
As of April 30, 2024, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,489,765	MXN	25,000,000	JPMorgan Chase Bank N.A.	5/15/24	$ 33,469
Total Unrealized Appreciation						33,469
MXN	25,000,000	USD	1,468,288	JPMorgan Chase Bank N.A.	5/15/24	(11,992)
USD	9,083,679	EUR	8,500,000	Barclays Capital	6/26/24	(8,816)
USD	426,144	EUR	400,000	Goldman Sachs International	6/26/24	(1,738)
Total Unrealized Depreciation						(22,546)
Net Unrealized Appreciation						$ 10,923

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of April 30, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	34	June 2024	$ 3,635,926	$ 3,561,234	$ (74,692)

1.	As of April 30, 2024, cash in the amount of $52,360 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2024.

Abbreviation(s):
DOP—Dominican Republic Peso
EUR—Euro
MXN—Mexico Peso
USD—United States Dollar
UYU—Uruguay Peso
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	MainStay Candriam Emerging Markets Debt Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 10,065,513	$ —	$ 10,065,513
Foreign Government Bonds	—	47,536,367	—	47,536,367
Total Long-Term Bonds	—	57,601,880	—	57,601,880
Short-Term Investment
Unaffiliated Investment Company	964,095	—	—	964,095
Total Investments in Securities	964,095	57,601,880	—	58,565,975
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	33,469	—	33,469
Total Investments in Securities and Other Financial Instruments	$ 964,095	$ 57,635,349	$ —	$ 58,599,444
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (22,546)	$ —	$ (22,546)
Futures Contracts	(74,692)	—	—	(74,692)
Total Other Financial Instruments	$ (74,692)	$ (22,546)	$ —	$ (97,238)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Statement of Assets and Liabilities as of April 30, 2024 (Unaudited)
Assets
Investment in securities, at value (identified cost $62,198,342) including securities on loan of $918,979	$ 58,565,975
Cash	1,670,091
Cash denominated in foreign currencies (identified cost $856,109)	854,253
Cash collateral on deposit at broker for futures contracts	52,360
Receivables:
Variation margin on futures contracts	1,696,162
Interest	1,031,023
Fund shares sold	2,915
Securities lending	550
Unrealized appreciation on foreign currency forward contracts	33,469
Other assets	50,706
Total assets	63,957,504
Liabilities
Cash collateral received for securities on loan	964,095
Payables:
Investment securities purchased	894,043
Fund shares redeemed	100,588
Professional fees	42,126
Transfer agent (See Note 3)	28,163
Manager (See Note 3)	23,343
Custodian	17,992
NYLIFE Distributors (See Note 3)	11,650
Shareholder communication	5,750
Accrued expenses	723
Distributions payable	12,965
Unrealized depreciation on foreign currency forward contracts	22,546
Total liabilities	2,123,984
Net assets	$ 61,833,520
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$ 80,268
Additional paid-in-capital	106,039,300
106,119,568
Total distributable earnings (loss)	(44,286,048)
Net assets	$ 61,833,520
Class A
Net assets applicable to outstanding shares	$44,010,597
Shares of beneficial interest outstanding	5,722,770
Net asset value per share outstanding	$ 7.69
Maximum sales charge (4.50% of offering price)	0.36
Maximum offering price per share outstanding	$ 8.05
Investor Class
Net assets applicable to outstanding shares	$ 8,933,831
Shares of beneficial interest outstanding	1,147,392
Net asset value per share outstanding	$ 7.79
Maximum sales charge (4.00% of offering price)	0.32
Maximum offering price per share outstanding	$ 8.11
Class C
Net assets applicable to outstanding shares	$ 828,639
Shares of beneficial interest outstanding	110,357
Net asset value and offering price per share outstanding	$ 7.51
Class I
Net assets applicable to outstanding shares	$ 8,060,453
Shares of beneficial interest outstanding	1,046,251
Net asset value and offering price per share outstanding	$ 7.70

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	MainStay Candriam Emerging Markets Debt Fund

Statement of Operations for the six months ended April 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Interest	$ 2,130,018
Securities lending, net	3,289
Total income	2,133,307
Expenses
Manager (See Note 3)	219,173
Transfer agent (See Note 3)	72,783
Distribution/Service—Class A (See Note 3)	55,853
Distribution/Service—Investor Class (See Note 3)	11,179
Distribution/Service—Class B (See Note 3)(a)	676
Distribution/Service—Class C (See Note 3)	4,426
Registration	35,752
Professional fees	27,481
Custodian	20,578
Shareholder communication	5,131
Trustees	750
Miscellaneous	1,953
Total expenses before waiver/reimbursement	455,735
Expense waiver/reimbursement from Manager (See Note 3)	(81,814)
Net expenses	373,921
Net investment income (loss)	1,759,386
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(3,240,935)
Futures transactions	161,445
Foreign currency transactions	77,321
Foreign currency forward transactions	(128,158)
Net realized gain (loss)	(3,130,327)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	8,272,715
Futures contracts	481,561
Foreign currency forward contracts	40,229
Translation of other assets and liabilities in foreign currencies	678
Net change in unrealized appreciation (depreciation)	8,795,183
Net realized and unrealized gain (loss)	5,664,856
Net increase (decrease) in net assets resulting from operations	$ 7,424,242

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Statements of Changes in Net Assets
for the six months ended April 30, 2024 (Unaudited) and the year ended October 31, 2023
	Six months ended April 30, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 1,759,386	$ 3,403,374
Net realized gain (loss)	(3,130,327)	(7,378,622)
Net change in unrealized appreciation (depreciation)	8,795,183	10,298,583
Net increase (decrease) in net assets resulting from operations	7,424,242	6,323,335
Distributions to shareholders:
Class A	(2,364,876)	(2,607,140)
Investor Class	(445,578)	(434,942)
Class B(a)	(8,081)	(16,986)
Class C	(43,700)	(52,711)
Class I	(466,836)	(205,389)
Total distributions to shareholders	(3,329,071)	(3,317,168)
Capital share transactions:
Net proceeds from sales of shares	9,814,846	17,806,161
Net asset value of shares issued to shareholders in reinvestment of distributions	3,190,783	3,170,418
Cost of shares redeemed	(11,373,043)	(30,021,359)
Increase (decrease) in net assets derived from capital share transactions	1,632,586	(9,044,780)
Net increase (decrease) in net assets	5,727,757	(6,038,613)
Net Assets
Beginning of period	56,105,763	62,144,376
End of period	$ 61,833,520	$ 56,105,763

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	MainStay Candriam Emerging Markets Debt Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class A		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 7.19	$ 6.88	$ 9.73	$ 9.81	$ 10.46	$ 9.71
Net investment income (loss) (a)	0.22	0.41	0.38	0.36	0.47	0.49
Net realized and unrealized gain (loss)	0.69	0.29	(2.73)	0.04	(0.67)	0.76
Total from investment operations	0.91	0.70	(2.35)	0.40	(0.20)	1.25
Less distributions:
From net investment income	(0.41)	(0.39)	(0.46)	(0.48)	(0.45)	(0.50)
Return of capital	—	—	(0.04)	—	—	—
Total distributions	(0.41)	(0.39)	(0.50)	(0.48)	(0.45)	(0.50)
Net asset value at end of period	$ 7.69	$ 7.19	$ 6.88	$ 9.73	$ 9.81	$ 10.46
Total investment return (b)	12.69%	10.21%	(24.93)%	4.00%	(1.80)%	13.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.66%††	5.57%	4.53%	3.58%	4.70%	4.78%
Net expenses (c)	1.15%††	1.15%	1.15%	1.16%	1.17%	1.23%
Expenses (before waiver/reimbursement) (c)	1.40%††	1.46%	1.36%	1.31%	1.33%	1.26%
Portfolio turnover rate	54%	133%	116%	112%	102%	102%
Net assets at end of period (in 000’s)	$ 44,011	$ 43,665	$ 48,053	$ 81,092	$ 82,874	$ 93,472

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30, 2024*	Year Ended October 31,
Investor Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 7.28	$ 6.96	$ 9.84	$ 9.91	$ 10.57	$ 9.80
Net investment income (loss) (a)	0.20	0.38	0.35	0.33	0.44	0.47
Net realized and unrealized gain (loss)	0.70	0.30	(2.77)	0.04	(0.68)	0.77
Total from investment operations	0.90	0.68	(2.42)	0.37	(0.24)	1.24
Less distributions:
From net investment income	(0.39)	(0.36)	(0.43)	(0.44)	(0.42)	(0.47)
Return of capital	—	—	(0.03)	—	—	—
Total distributions	(0.39)	(0.36)	(0.46)	(0.44)	(0.42)	(0.47)
Net asset value at end of period	$ 7.79	$ 7.28	$ 6.96	$ 9.84	$ 9.91	$ 10.57
Total investment return (b)	12.44%	9.73%	(25.27)%	3.70%	(2.20)%	12.82%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.22%††	5.09%	4.14%	3.21%	4.38%	4.50%
Net expenses (c)	1.59%††	1.64%	1.56%	1.53%	1.49%	1.52%
Expenses (before waiver/reimbursement) (c)	1.86%††	1.95%	1.78%	1.70%	1.66%	1.56%
Portfolio turnover rate	54%	133%	116%	112%	102%	102%
Net assets at end of period (in 000's)	$ 8,934	$ 8,436	$ 8,670	$ 12,806	$ 13,801	$ 16,024

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class C		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 7.03	$ 6.74	$ 9.54	$ 9.63	$ 10.27	$ 9.54
Net investment income (loss) (a)	0.17	0.31	0.27	0.25	0.36	0.38
Net realized and unrealized gain (loss)	0.67	0.28	(2.67)	0.03	(0.66)	0.74
Total from investment operations	0.84	0.59	(2.40)	0.28	(0.30)	1.12
Less distributions:
From net investment income	(0.36)	(0.30)	(0.37)	(0.37)	(0.34)	(0.39)
Return of capital	—	—	(0.03)	—	—	—
Total distributions	(0.36)	(0.30)	(0.40)	(0.37)	(0.34)	(0.39)
Net asset value at end of period	$ 7.51	$ 7.03	$ 6.74	$ 9.54	$ 9.63	$ 10.27
Total investment return (b)	12.04%	8.96%	(25.90)%	2.87%	(2.81)%	11.91%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.47%††	4.34%	3.31%	2.52%	3.68%	3.78%
Net expenses (c)	2.34%††	2.39%	2.31%	2.28%	2.24%	2.27%
Expenses (before waiver/reimbursement) (c)	2.61%††	2.70%	2.52%	2.45%	2.40%	2.31%
Portfolio turnover rate	54%	133%	116%	112%	102%	102%
Net assets at end of period (in 000’s)	$ 829	$ 878	$ 1,358	$ 3,511	$ 6,365	$ 11,150

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30, 2024*	Year Ended October 31,
Class I		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 7.20	$ 6.89	$ 9.75	$ 9.82	$ 10.48	$ 9.72
Net investment income (loss) (a)	0.23	0.43	0.40	0.39	0.51	0.52
Net realized and unrealized gain (loss)	0.69	0.29	(2.74)	0.05	(0.69)	0.76
Total from investment operations	0.92	0.72	(2.34)	0.44	(0.18)	1.28
Less distributions:
From net investment income	(0.42)	(0.41)	(0.48)	(0.51)	(0.48)	(0.52)
Return of capital	—	—	(0.04)	—	—	—
Total distributions	(0.42)	(0.41)	(0.52)	(0.51)	(0.48)	(0.52)
Net asset value at end of period	$ 7.70	$ 7.20	$ 6.89	$ 9.75	$ 9.82	$ 10.48
Total investment return (b)	12.84%	10.52%	(24.75)%	4.42%	(1.59)%	13.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.96%††	5.88%	4.89%	3.86%	5.09%	4.99%
Net expenses (c)	0.85%††	0.85%	0.85%	0.85%	0.85%	0.94%
Expenses (before waiver/reimbursement) (c)	1.15%††	1.21%	1.12%	1.06%	1.07%	1.01%
Portfolio turnover rate	54%	133%	116%	112%	102%	102%
Net assets at end of period (in 000’s)	$ 8,060	$ 2,892	$ 3,637	$ 5,729	$ 6,687	$ 17,100

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	MainStay Candriam Emerging Markets Debt Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
The MainStay Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the MainStay Candriam Emerging Markets Debt Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 1, 1998
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	August 31, 2007
Effective at the close of business on February 20, 2024, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

21

Notes to Financial Statements (Unaudited) (continued)
quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value.
Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology,

22	MainStay Candriam Emerging Markets Debt Fund

maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities, to the extent the Fund held any such securities during the six-month period ended April 30, 2024, is accreted daily based on the effective interest method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in
23

Notes to Financial Statements (Unaudited) (continued)
mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the Fund's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for

24	MainStay Candriam Emerging Markets Debt Fund

extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(I) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) High Yield and General Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund’s principal investments include high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market economic or political conditions, these securities may experience higher than normal default rates.
(L) Foreign Securities Risk and Emerging Markets Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market
25

Notes to Financial Statements (Unaudited) (continued)
capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
(M) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels or if the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(N) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(O) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund’s securities as well as help manage the duration and yield curve positioning of the portfolio.
The Fund also entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates.
Fair value of derivative instruments as of April 30, 2024:
Asset Derivatives	Foreign Exchange Contracts Risk	Total
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	$33,469	$33,469
Total Fair Value	$33,469	$33,469

Liability Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$ —	$(74,692)	$(74,692)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(22,546)	—	(22,546)
Total Fair Value	$(22,546)	$(74,692)	$(97,238)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2024:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$ —	$161,445	$ 161,445
Forward Transactions	(128,158)	—	(128,158)
Total Net Realized Gain (Loss)	$(128,158)	$161,445	$ 33,287

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$ —	$481,561	$481,561
Forward Contracts	40,229	—	40,229
Total Net Change in Unrealized Appreciation (Depreciation)	$40,229	$481,561	$521,790

26	MainStay Candriam Emerging Markets Debt Fund

Average Notional Amount	Total
Futures Contracts Long	$ 9,105,672
Forward Contracts Long (a)	$ 2,041,369
Forward Contracts Short	$(13,551,635)

(a)	Positions were open three months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Candriam (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Candriam, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.70% to $500 million and 0.65% in excess of $500 million. During the six-month period ended April 30, 2024, the effective management fee rate was 0.70% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 1.15% and Class I, 0.85%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to the Investor Class, Class B and Class C shares. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2024, New York Life Investments earned fees from the Fund in the amount of $219,173 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $81,814 and paid the Subadvisor fees in the amount of $69,147.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2024, were $951 and $298, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the six-month period ended April 30, 2024, of $53.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered
27

Notes to Financial Statements (Unaudited) (continued)
into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$35,551	$ —
Investor Class	27,743	(825)
Class B*	378	(46)
Class C	2,729	(63)
Class I	6,382	—

*	Effective at the close of business on February 20, 2024, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule .
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of April 30, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$62,278,502	$2,019,793	$(5,732,320)	$(3,712,527)
As of October 31, 2023, for federal income tax purposes, capital loss carryforwards of $34,675,783, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$11,576	$23,100
During the year ended October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$3,317,168
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 25, 2023, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 23, 2024, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 25, 2023, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.

28	MainStay Candriam Emerging Markets Debt Fund

Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2024, purchases and sales of securities, other than short-term securities, were $36,039 and $30,602, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2024 and the year ended October 31, 2023, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	467,818	$ 3,569,512
Shares issued to shareholders in reinvestment of distributions	289,937	2,235,042
Shares redeemed	(1,171,669)	(8,977,544)
Net increase (decrease) in shares outstanding before conversion	(413,914)	(3,172,990)
Shares converted into Class A (See Note 1)	64,121	497,236
Net increase (decrease)	(349,793)	$ (2,675,754)
Year ended October 31, 2023:
Shares sold	2,366,984	$ 17,206,042
Shares issued to shareholders in reinvestment of distributions	338,349	2,471,043
Shares redeemed	(3,672,824)	(26,808,536)
Net increase (decrease) in shares outstanding before conversion	(967,491)	(7,131,451)
Shares converted into Class A (See Note 1)	64,955	474,372
Shares converted from Class A (See Note 1)	(9,556)	(70,346)
Net increase (decrease)	(912,092)	$ (6,727,425)

Investor Class	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	22,250	$ 174,887
Shares issued to shareholders in reinvestment of distributions	56,451	440,456
Shares redeemed	(62,180)	(485,556)
Net increase (decrease) in shares outstanding before conversion	16,521	129,787
Shares converted into Investor Class (See Note 1)	13,729	105,609
Shares converted from Investor Class (See Note 1)	(42,309)	(334,495)
Net increase (decrease)	(12,059)	$ (99,099)
Year ended October 31, 2023:
Shares sold	15,228	$ 112,580
Shares issued to shareholders in reinvestment of distributions	57,992	428,581
Shares redeemed	(137,037)	(1,014,692)
Net increase (decrease) in shares outstanding before conversion	(63,817)	(473,531)
Shares converted into Investor Class (See Note 1)	24,850	183,820
Shares converted from Investor Class (See Note 1)	(47,268)	(349,057)
Net increase (decrease)	(86,235)	$ (638,768)

Class B	Shares	Amount
Six-month period ended April 30, 2024: (a)
Shares issued to shareholders in reinvestment of distributions	1,076	$ 8,081
Shares redeemed	(876)	(6,350)
Net increase (decrease) in shares outstanding before conversion	200	1,731
Shares converted from Class B (See Note 1)	(33,697)	(250,128)
Net increase (decrease)	(33,497)	$ (248,397)
Year ended October 31, 2023:
Shares sold	97	$ 688
Shares issued to shareholders in reinvestment of distributions	2,248	16,010
Shares redeemed	(9,253)	(66,177)
Net increase (decrease) in shares outstanding before conversion	(6,908)	(49,479)
Shares converted from Class B (See Note 1)	(22,978)	(163,994)
Net increase (decrease)	(29,886)	$ (213,473)

29

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	922	$ 6,885
Shares issued to shareholders in reinvestment of distributions	5,804	43,700
Shares redeemed	(18,893)	(141,535)
Net increase (decrease) in shares outstanding before conversion	(12,167)	(90,950)
Shares converted from Class C (See Note 1)	(2,392)	(17,888)
Net increase (decrease)	(14,559)	$ (108,838)
Year ended October 31, 2023:
Shares sold	4,802	$ 34,292
Shares issued to shareholders in reinvestment of distributions	7,379	52,643
Shares redeemed	(65,225)	(465,348)
Net increase (decrease) in shares outstanding before conversion	(53,044)	(378,413)
Shares converted from Class C (See Note 1)	(23,695)	(168,134)
Net increase (decrease)	(76,739)	$ (546,547)

Class I	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	812,073	$ 6,063,562
Shares issued to shareholders in reinvestment of distributions	60,031	463,504
Shares redeemed	(227,343)	(1,762,058)
Net increase (decrease) in shares outstanding before conversion	644,761	4,765,008
Shares converted from Class I (See Note 1)	(44)	(334)
Net increase (decrease)	644,717	$ 4,764,674
Year ended October 31, 2023:
Shares sold	61,692	$ 452,559
Shares issued to shareholders in reinvestment of distributions	27,637	202,141
Shares redeemed	(228,398)	(1,666,606)
Net increase (decrease) in shares outstanding before conversion	(139,069)	(1,011,906)
Shares converted into Class I (See Note 1)	12,869	93,339
Net increase (decrease)	(126,200)	$ (918,567)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
Note 10–Other Matters
As of the date of this report, the Fund faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Fund's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Fund's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2024, events and transactions subsequent to April 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

30	MainStay Candriam Emerging Markets Debt Fund

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited)
The continuation of the Management Agreement with respect to the MainStay Candriam Emerging Markets Debt Fund (“Fund”) and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and Candriam with respect to the Fund (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of The MainStay Funds (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 6–7, 2023 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and Candriam in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2023 through December 2023, including information and materials furnished by New York Life Investments and Candriam in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on the Fund and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on the Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or Candriam that follow investment strategies similar to those of the Fund, if any, and, when applicable, the rationale for differences in the Fund’s management and subadvisory fees and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of the Fund and investment-related matters for the Fund as well as presentations from New York Life Investments and, generally annually, Candriam personnel.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to the Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2023 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding the Fund’s distribution arrangements.  In addition, the Board received information regarding the Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share classes of the Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and Candriam; (ii) the qualifications of the portfolio managers of the Fund and the historical investment performance of the Fund, New York Life Investments and Candriam; (iii) the costs of the services provided, and profits realized, by New York Life Investments and Candriam with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between the Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of the Fund’s management fee and total ordinary operating expenses as compared to the peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the MainStay Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing the Fund. With respect to the Subadvisory Agreement, the Board took into account New York Life Investments’ recommendation to approve the continuation of the Subadvisory Agreement.

31

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and Candriam.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and Candriam resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the MainStay Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the MainStay Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that the Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 6–7, 2023 meeting are summarized in more detail below.
Nature, Extent and Quality of Services Provided by New York Life Investments and Candriam
The Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of the Fund and considered that the Fund operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by Candriam, evaluating the performance of Candriam, making recommendations to the Board as to whether the Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to the Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to the Fund, including New York Life Investments’ oversight and due diligence reviews of Candriam and ongoing analysis of, and interactions with, Candriam with respect to, among other things, the Fund’s investment performance and risks as well as Candriam’s investment capabilities and subadvisory services with respect to the Fund.
The Board also considered the range of services that New York Life Investments provides to the Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including supervision and implementation of the Fund’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to the Fund and has over time provided an increasingly broad array of non-advisory services to the MainStay Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that Candriam provides to the Fund and considered the terms of each of the Advisory Agreements.  The Board evaluated Candriam’s experience and performance in serving as subadvisor to the Fund and advising other portfolios and Candriam’s track record and experience in providing investment advisory services as well as the experience of investment advisory, senior management and/or administrative personnel at Candriam.  The Board considered New York Life Investments’ and Candriam’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and Candriam and acknowledged their commitment to further developing and strengthening compliance programs that may relate to the Fund.  The Board also considered Candriam’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the Fund.  In this regard, the Board considered the qualifications and experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.
In addition, the Board considered information provided by New York Life Investments and Candriam regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that the Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating the Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective, strategies and risks.  The Board considered investment reports on, and analysis of, the Fund’s performance provided

32	MainStay Candriam Emerging Markets Debt Fund

to the Board throughout the year.  These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to a relevant investment category and the Fund’s benchmark, the Fund’s risk-adjusted investment performance and the Fund’s investment performance as compared to peer funds, as appropriate, as well as portfolio attribution information and commentary on the effect of market conditions.  The Board also considered information provided by ISS showing the investment performance of the Fund as compared to peer funds.  In addition, the Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.
The Board also took into account its discussions with senior management at New York Life Investments concerning the Fund’s investment performance over various periods as well as discussions between representatives of Candriam and the members of the Board’s Investment Committee, which generally occur on an annual basis.  In considering the investment performance of the Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2023, and performed in line with its peer funds for the one-year period ended July 31, 2023.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and Candriam
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including Candriam, due to their relationships with the Fund as well as of New York Life Investments and its affiliates due to their relationships with the MainStay Group of Funds.  Because Candriam is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the Fund, the Board considered cost and profitability information for New York Life Investments and Candriam in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and Candriam, and profitability of New York Life Investments and its affiliates, including Candriam, due to their relationships with the Fund, the Board considered, among other factors, New York Life
Investments’ and its affiliates’, including Candriam’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Fund, and that New York Life Investments is responsible for paying the subadvisory fee for the Fund.  The Board also considered the financial resources of New York Life Investments and Candriam and acknowledged that New York Life Investments and Candriam must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and Candriam to continue to provide high-quality services to the Fund.  The Board recognized that the Fund benefits from the allocation of certain fixed costs among the funds in the MainStay Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the MainStay Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to the Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including Candriam, due to their relationships with the Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that serves as an investment option for the Fund, including the potential rationale for and costs associated with investments in this money market fund by the Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to the Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing the Fund, New York Life Investments’ affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund’s transfer agent and distributor.  The Board considered information about these other revenues and their impact on the profitability of the relationship with the Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with the Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with the Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
33

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including Candriam, due to their relationships with the Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including Candriam, are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and the Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to Candriam is paid by New York Life Investments, not the Fund. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments.
In assessing the reasonableness of the Fund’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.  In addition, the Board considered information provided by New York Life Investments and Candriam on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the Fund, if any.  The Board considered the contractual management fee schedule for the Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as the Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and expense limitation arrangements on the Fund’s net management fee and expenses.  The Board also considered that in proposing fees for the Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2023 meeting, regarding the reasonableness of the Fund’s transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and the Fund’s transfer agent, charges the Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to the Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of the Fund.  The Board acknowledged the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
Based on the factors outlined above, among other considerations, the Board concluded that the Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Fund and whether the Fund’s management fee and expense structure permits any economies of scale to be appropriately shared with the Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the MainStay Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to the Fund.  The Board reviewed information from New York Life Investments showing how the Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how the Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of the Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements.

34	MainStay Candriam Emerging Markets Debt Fund

Discussion of the Operation and Effectiveness of the Fund's Liquidity Risk Management Program (Unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”), which New York Life Investment Management LLC believes is reasonably designed to assess and manage the Fund's liquidity risk. A Fund's liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Board of Trustees of The MainStay Funds (the "Board") previously approved the designation of New York Life Investment Management LLC as administrator of the Program (the “Administrator”). The Administrator has established a Liquidity Risk Management Committee to assist the Administrator in the implementation and day-to-day administration of the Program and to otherwise support the Administrator in fulfilling its responsibilities under the Program.
At a meeting of the Board held on February 27, 2024, the Administrator provided the Board with a written report addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2023, through December 31, 2023 (the "Review Period"), as required under the Liquidity Rule. The report noted that the Administrator concluded that (i) the Program operated effectively to assess and manage the Fund's liquidity risk, (ii) the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund's liquidity developments and (iii) the Fund's investment strategy continues to be appropriate for an open-end fund. In addition, the report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and the liquidity classification methodologies, and discussed notable geopolitical, market and other economic events that impacted liquidity risk during the Review Period.
In accordance with the Program, the Fund's liquidity risk is assessed no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections, and (iii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The Administrator has delegated liquidity classification determinations to the Fund’s subadvisor, subject to appropriate oversight by the Administrator, and liquidity classification determinations are made by taking into account the Fund's reasonably anticipated trade size, various market, trading and investment-specific considerations, as well as market depth, and, in certain cases, third-party vendor data.
The Liquidity Rule requires funds that do not primarily hold assets that are highly liquid investments to adopt a minimum amount of net assets that must be invested in highly liquid investments that are assets (an “HLIM”). In addition, the Liquidity Rule limits a fund's investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if, immediately after acquisition, doing so would result in a fund holding more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to determine, periodically review and comply with the HLIM requirement, as applicable, and to comply with the 15% limit on illiquid investments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
35

Proxy Voting Policies and Procedures and Proxy Voting Record
The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. A description of the policies and procedures that are used to vote proxies relating to portfolio securities of the Fund is available free of charge upon request by calling 800-624-6782 or visiting the SEC’s website at www.sec.gov. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund's holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.
36	MainStay Candriam Emerging Markets Debt Fund

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MainStay Funds
Equity
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund
MainStay Fiera SMID Growth Fund
MainStay PineStone U.S. Equity Fund
MainStay S&P 500 Index Fund
MainStay Winslow Large Cap Growth Fund
MainStay WMC Enduring Capital Fund
MainStay WMC Growth Fund
MainStay WMC Small Companies Fund
MainStay WMC Value Fund
International Equity
MainStay Epoch International Choice Fund
MainStay PineStone International Equity Fund
MainStay WMC International Research Equity Fund
Emerging Markets Equity
MainStay Candriam Emerging Markets Equity Fund
Global Equity
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
MainStay PineStone Global Equity Fund
Fixed Income
Taxable Income
MainStay Candriam Emerging Markets Debt Fund
MainStay Floating Rate Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay Short Duration High Income Fund
MainStay MacKay Strategic Bond Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Infrastructure Bond Fund
MainStay Short Term Bond Fund
Tax-Exempt Income
MainStay MacKay Arizona Muni Fund
MainStay MacKay California Tax Free Opportunities Fund1
MainStay MacKay Colorado Muni Fund
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund2
MainStay MacKay Oregon Muni Fund
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Strategic Municipal Allocation Fund
MainStay MacKay Tax Free Bond Fund
MainStay MacKay Utah Muni Fund
Money Market
MainStay Money Market Fund
Mixed Asset
MainStay Balanced Fund
MainStay Income Builder Fund
MainStay MacKay Convertible Fund
Speciality
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Cushing MLP Premier Fund
Asset Allocation
MainStay Conservative Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Equity Allocation Fund
MainStay Equity ETF Allocation Fund
MainStay Growth Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund

Manager
New York Life Investment Management LLC
New York, New York
Subadvisors
Candriam3
Strassen, Luxembourg
CBRE Investment Management Listed Real Assets LLC
Radnor, Pennsylvania
Cushing Asset Management, LP
Dallas, Texas
Epoch Investment Partners, Inc.
New York, New York
Fiera Capital Inc.
New York, New York
IndexIQ Advisors LLC3
New York, New York
MacKay Shields LLC3
New York, New York
NYL Investors LLC3
New York, New York
PineStone Asset Management Inc.
Montreal, Québec
Wellington Management Company LLP
Boston, Massachusetts
Winslow Capital Management, LLC
Minneapolis, Minnesota
Legal Counsel
Dechert LLP
Washington, District of Columbia
Independent Registered Public Accounting Firm
KPMG LLP
Philadelphia, Pennsylvania
Distributor
NYLIFE Distributors LLC3
Jersey City, New Jersey
Custodian
JPMorgan Chase Bank, N.A.
New York, New York

  1.
This Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA (all share classes); and MI (Class A and Class I shares only); and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I and Class C2 shares only).
2.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY, VT (all share classes) and SD (Class R6 shares only).
3.	An affiliate of New York Life Investment Management LLC.
Not part of the Semiannual Report

For more information
800-624-6782
newyorklifeinvestments.com
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.
©2024 NYLIFE Distributors LLC. All rights reserved.
5022300 MS081-24	MSCEMD10-06/24
(NYLIM) NL218

MainStay Income Builder Fund

Message from the President and Semiannual Report
Unaudited  |  April 30, 2024
Special Notice:
Beginning in July 2024, new regulations issued by the Securities and Exchange Commission (SEC) will take effect requiring open-end mutual fund companies and ETFs to (1) overhaul the content of their shareholder reports and (2) mail paper copies of the new tailored shareholder reports to shareholders who have not opted to receive these documents electronically.
If you have not yet elected to receive your shareholder reports electronically, please contact your financial intermediary or visit newyorklifeinvestments.com/accounts.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President
Stock and bond markets gained broad ground during the six-month period ended April 30, 2024, bolstered by better-than-expected economic growth and the prospect of monetary easing in the face of a myriad of macroeconomic and geopolitical challenges.
Throughout the reporting period, interest rates remained at their highest levels in decades in most developed countries, with the U.S. federal funds rate in the 5.25%−5.50% range, as central banks struggled to bring inflation under control. Early in the reporting period, the U.S. Federal Reserve began to forecast interest rate cuts in 2024, but delayed action as inflation remained stubbornly high, fluctuating between 3.1% and 3.5%. Nevertheless, despite the increasing cost of capital and tighter lending environment that resulted from sustained high rates, economic growth remained surprisingly robust, supported by high levels of consumer spending, low unemployment and strong corporate earnings. Investors tended to shrug off concerns related to sticky inflation and high interest rates—not to mention the ongoing war in Ukraine, intensifying hostilities in the Middle East and simmering tensions between China and the United States—focusing instead on the positives of continued economic growth and surprisingly strong corporate profits.
The S&P 500® Index, a widely regarded benchmark of U.S. market performance, produced double-digit gains, reaching record levels in March 2024. Market strength, which had been narrowly focused on mega-cap, technology-related stocks during the previous six months broadened significantly during the reporting period. All industry sectors produced positive results, with the strongest returns in communication services, information technology and industrials, and more moderate gains in the lagging energy, real estate and consumer staples areas. Growth-oriented shares slightly outperformed value-oriented issues, while large- and mid-cap stocks modestly outperformed their small-cap counterparts. Most overseas equity markets trailed the U.S. market, as developed international economies experienced relatively low growth rates, and weak economic conditions in China undermined emerging markets.
Bonds generally gained ground as well. The yield on the 10-year Treasury note ranged between approximately 4.7% and 3.8%, while the 2-year Treasury yield remained slightly higher, between approximately 5.0% and 4.1%, in an inverted curve pattern often viewed as indicative of an impending economic slowdown. Nevertheless, the prevailing environment of stable interest rates and attractive yields provided a favorable environment for fixed-income investors. Long-term Treasury bonds and investment-grade corporate bonds produced similar gains, while high yield bonds advanced by a slightly greater margin, despite the added risks implicit in an uptick in default rates. International bond markets modestly outperformed their U.S. counterparts, led by a rebound in the performance of emerging-markets debt.
The risks and uncertainties inherent in today’s markets call for the kind of insight and expertise that New York Life Investments offers through our one-on-one philosophy, long-lasting focus, and multi-boutique approach.
Thank you for trusting us to help you meet your investment needs.
Sincerely,
Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, which includes information about The MainStay Funds' Trustees, free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available on dfinview.com/NYLIM. Please read the Fund’s Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended April 30, 2024
Class	Sales Charge		Inception Date	Six Months[1]	One Year	Five Years	Ten Years or Since Inception	Gross Expense Ratio[2]
Class A Shares[3]	Maximum 3.00% Initial Sales Charge	With sales charges	1/3/1995	10.46%	4.28%	2.89%	3.73%	1.03%
		Excluding sales charges		13.88	7.51	4.06	4.31	1.03
Investor Class Shares[4]	Maximum 2.50% Initial Sales Charge	With sales charges	2/28/2008	10.95	4.55	2.68	3.55	1.29
		Excluding sales charges		13.79	7.23	3.85	4.14	1.29
Class B Shares[5]	Maximum 5.00% CDSC	With sales charges	12/29/1987	8.36	1.47	2.73	3.36	2.04
	if Redeemed Within the First Six Years of Purchase	Excluding sales charges		13.36	6.47	3.08	3.36	2.04
Class C Shares	Maximum 1.00% CDSC	With sales charges	9/1/1998	12.34	5.43	3.08	3.36	2.04
	if Redeemed Within One Year of Purchase	Excluding sales charges		13.34	6.43	3.08	3.36	2.04
Class I Shares	No Sales Charge		1/2/2004	14.03	7.80	4.31	4.58	0.78
Class R6 Shares	No Sales Charge		2/28/2018	14.14	7.95	4.42	4.69	0.69
SIMPLE Class Shares	No Sales Charge		8/31/2020	13.82	7.34	N/A	3.01	1.32

1.	Not annualized.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.
3.	Prior to November 4, 2019, the maximum initial sales charge applicable was 5.50%, which is reflected in the applicable average annual total return figures shown.
4.	Prior to June 30, 2020, the maximum initial sales charge was 3.00%, which is reflected in the applicable average annual total return figures shown.
5.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
5

Benchmark Performance*	Six Months[1]	One Year	Five Years	Ten Years
MSCI World Index (Net)[2]	20.29%	18.39%	10.46%	8.87%
Bloomberg U.S. Aggregate Bond Index[3]	4.97	-1.47	-0.16	1.20
Blended Benchmark Index[4]	14.00	10.16	6.41	5.98
Morningstar Global Allocation Category Average[5]	12.03	7.58	4.43	3.92

*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
1.	Not annualized.
2.	In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
3.	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.	Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
6	MainStay Income Builder Fund

Cost in Dollars of a $1,000 Investment in MainStay Income Builder Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2023 to April 30, 2024, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 11/1/23	Ending Account Value (Based on Actual Returns and Expenses) 4/30/24	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 4/30/24	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,138.80	$ 5.48	$1,019.74	$ 5.17	1.03%
Investor Class Shares	$1,000.00	$1,137.90	$ 6.80	$1,018.50	$ 6.42	1.28%
Class B Shares	$1,000.00	$1,133.60	$10.77	$1,014.77	$10.17	2.03%
Class C Shares	$1,000.00	$1,133.40	$10.77	$1,014.77	$10.17	2.03%
Class I Shares	$1,000.00	$1,140.30	$ 4.15	$1,020.98	$ 3.92	0.78%
Class R6 Shares	$1,000.00	$1,141.40	$ 3.62	$1,021.48	$ 3.42	0.68%
SIMPLE Class Shares	$1,000.00	$1,138.20	$ 6.59	$1,018.70	$ 6.22	1.24%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 366 and multiplied by 182 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
7

Portfolio Composition as of April 30, 2024 (Unaudited)
See Portfolio of Investments beginning on page 9 for specific holdings within these categories. The Fund's holdings are subject to change.

Top Ten Holdings and/or Issuers Held as of April 30, 2024 (excluding short-term investments) (Unaudited)
1.	GNMA, (zero coupon)-7.888%, due 7/20/49–2/16/66
2.	FHLMC STACR REMIC Trust, 8.33%-13.13%, due 8/25/33–1/25/51
3.	UMBS, 30 Year, 2.50%-6.50%, due 8/1/48–3/1/54
4.	Connecticut Avenue Securities Trust, 7.83%-15.18%, due 11/25/39–2/25/44
5.	Broadcom, Inc.
6.	Microsoft Corp.
7.	UMBS Pool, 30 Year, 3.00%-6.50%, due 7/1/50–3/1/54
8.	International Business Machines Corp.
9.	Coca-Cola Europacific Partners plc
10.	Bank of America Corp.

8	MainStay Income Builder Fund

Portfolio of Investments April 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 39.3%
Asset-Backed Securities 2.4%
Automobile Asset-Backed Securities 1.1%
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	$ 624,145	$ 612,169
Series 2021-2, Class E
2.54%, due 7/13/27	910,000	884,598
CPS Auto Receivables Trust
Series 2021-C, Class E
3.21%, due 9/15/28 (a)	375,000	353,812
DT Auto Owner Trust
Series 2021-2A, Class E
2.97%, due 7/17/28 (a)	1,130,000	1,079,740
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	793,780
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	1,220,000	1,141,908
Series 2020-3, Class D
2.50%, due 9/15/26	580,000	556,881
Series 2022-2, Class D
5.80%, due 4/17/28	1,290,000	1,207,398
Series 2024-1, Class D
6.30%, due 4/15/30	425,000	421,612
GLS Auto Receivables Issuer Trust (a)
Series 2021-2A, Class E
2.87%, due 5/15/28	1,480,000	1,400,626
Series 2019-4A, Class D
4.09%, due 8/17/26	1,086,028	1,083,750
Hertz Vehicle Financing LLC
Series 2021-1A, Class B
1.56%, due 12/26/25 (a)	1,235,000	1,209,872
		10,746,146
Other Asset-Backed Securities 1.3%
American Airlines Pass-Through Trust
Series 2016-2, Class AA
3.20%, due 6/15/28	458,660	419,826
Series 2016-2, Class A
3.65%, due 6/15/28	1,065,710	962,167
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (United Kingdom) (a)	1,810,230	1,536,540
	Principal Amount	Value

Other Asset-Backed Securities (continued)
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	$ 1,236,747	$ 1,159,225
Series 2020-1, Class A2
1.99%, due 7/15/60	1,219,066	1,045,425
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	42,783	42,576
FORA Financial Asset Securitization LLC
Series 2021-1A, Class A
2.62%, due 5/15/27 (a)	720,000	693,591
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	485,437	440,852
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	1,265,000	1,253,860
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	432,888	373,655
Series 2020-EA, Class A
1.69%, due 5/15/69	621,234	557,022
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,585,000	1,381,027
Series 2021-1, Class B1
2.41%, due 10/20/61	1,640,000	1,379,254
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	768,756	767,259
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	1,085,388	1,082,408
		13,094,687
Total Asset-Backed Securities (Cost $24,920,825)		23,840,833
Corporate Bonds 17.0%
Aerospace & Defense 0.1%
Boeing Co. (The) (a)
6.528%, due 5/1/34	570,000	574,104
6.858%, due 5/1/54	595,000	596,612
		1,170,716

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Agriculture 0.1%
BAT Capital Corp.
3.734%, due 9/25/40 (United Kingdom)	$ 1,005,000	$ 727,428
Airlines 0.5%
American Airlines, Inc. (a)
5.50%, due 4/20/26	933,333	922,506
5.75%, due 4/20/29	850,000	820,873
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	540,000	532,561
4.75%, due 10/20/28 (b)	2,125,000	2,057,175
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,209,000	1,211,042
		5,544,157
Apparel 0.1%
Tapestry, Inc.
7.85%, due 11/27/33	690,000	720,770
Auto Manufacturers 1.1%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	200,000	194,355
2.70%, due 8/10/26	940,000	872,759
4.125%, due 8/17/27	1,050,000	986,199
6.80%, due 5/12/28	730,000	744,929
6.95%, due 3/6/26	660,000	668,931
General Motors Financial Co., Inc.
2.35%, due 1/8/31	810,000	651,010
2.70%, due 6/10/31	2,015,000	1,632,776
4.30%, due 4/6/29	1,125,000	1,054,542
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	1,935,000	1,896,666
1.85%, due 9/16/26	3,205,000	2,895,765
		11,597,932
Banks 6.2%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (Australia) (a)(c)	1,155,000	1,126,489
Banco Santander SA (Spain)
5.294%, due 8/18/27	1,800,000	1,771,621
6.35%, due 3/14/34	1,000,000	975,366
Bank of America Corp. (d)
2.087%, due 6/14/29	820,000	713,406
2.496%, due 2/13/31	1,600,000	1,346,539
	Principal Amount	Value

Banks (continued)
Bank of America Corp. (d) (continued)
2.572%, due 10/20/32	$ 1,195,000	$ 964,022
Series MM
4.30%, due 1/28/25 (e)	1,424,000	1,385,323
Barclays plc (United Kingdom) (c)(e)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,000,000	1,628,579
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	1,035,000	1,017,771
BNP Paribas SA (France) (a)
3.052%, due 1/13/31 (d)	1,170,000	1,005,764
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (c)(e)	1,450,000	1,292,948
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (c)(e)	1,830,000	1,468,362
BPCE SA (France) (a)
2.045%, due 10/19/27 (d)	1,255,000	1,140,563
5.125%, due 1/18/28	420,000	412,884
6.714%, due 10/19/29 (b)(d)	490,000	504,243
Citigroup, Inc.
3.668%, due 7/24/28 (d)	1,180,000	1,111,885
3.98%, due 3/20/30 (d)	1,030,000	954,327
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (c)(e)	1,760,000	1,615,661
6.625%, due 6/15/32	770,000	804,575
Citizens Bank NA
6.064%, due 10/24/25 (d)	555,000	552,396
Citizens Financial Group, Inc.
2.638%, due 9/30/32	1,720,000	1,280,585
Comerica, Inc.
5.982%, due 1/30/30 (d)	1,075,000	1,043,922
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (France) (a)(c)(e)	2,340,000	1,988,377
Deutsche Bank AG (Germany)
3.035%, due 5/28/32 (d)	600,000	491,977
6.597% (SOFR + 1.219%), due 11/16/27 (c)	1,945,000	1,928,934
First Horizon Bank
5.75%, due 5/1/30	1,555,000	1,435,182

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	MainStay Income Builder Fund

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
First Horizon Corp.
4.00%, due 5/26/25	$ 2,100,000	$ 2,048,892
Goldman Sachs Group, Inc. (The)
1.431%, due 3/9/27 (d)	1,255,000	1,159,650
1.992%, due 1/27/32 (d)	1,165,000	919,773
6.75%, due 10/1/37	444,000	468,621
HSBC Holdings plc
3.973%, due 5/22/30 (United Kingdom) (d)	1,350,000	1,237,217
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (d)	1,085,000	1,040,193
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (Italy) (a)	585,000	592,279
KeyBank NA
4.90%, due 8/8/32	870,000	747,083
KeyCorp
6.401%, due 3/6/35 (d)	520,000	511,525
Lloyds Banking Group plc (United Kingdom)
4.582%, due 12/10/25	1,038,000	1,012,877
4.65%, due 3/24/26	1,690,000	1,649,907
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (c)	870,000	816,277
Macquarie Group Ltd.
2.871%, due 1/14/33 (Australia) (a)(d)	1,925,000	1,557,320
Mizuho Financial Group, Inc. (Japan) (c)
3.261% (1 Year Treasury Constant Maturity Rate + 1.25%), due 5/22/30	795,000	708,873
5.579% (1 Year Treasury Constant Maturity Rate + 1.30%), due 5/26/35	860,000	837,605
Morgan Stanley (d)
2.484%, due 9/16/36	2,115,000	1,631,524
2.511%, due 10/20/32	1,530,000	1,231,182
NatWest Group plc (United Kingdom) (c)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	910,000	841,055
5.778% (1 Year Treasury Constant Maturity Rate + 1.50%), due 3/1/35	695,000	680,691
	Principal Amount	Value

Banks (continued)
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (d)	$ 735,000	$ 740,702
Societe Generale SA (France) (a)(c)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (e)	935,000	830,528
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (e)	2,240,000	1,811,825
7.132% (1 Year Treasury Constant Maturity Rate + 2.95%), due 1/19/55	540,000	515,583
Standard Chartered plc
1.822% (1 Year Treasury Constant Maturity Rate + 0.95%), due 11/23/25 (United Kingdom) (a)(c)	2,510,000	2,447,070
Truist Financial Corp.
5.711%, due 1/24/35 (d)	850,000	824,914
UBS Group AG (Switzerland) (a)
3.091%, due 5/14/32 (d)	1,040,000	861,165
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (c)(e)	2,350,000	1,876,827
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (c)	410,000	396,869
6.442%, due 8/11/28 (d)	365,000	370,568
Wells Fargo & Co. (d)
3.35%, due 3/2/33	935,000	789,290
5.557%, due 7/25/34	665,000	648,203
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (Australia) (c)	1,255,000	1,008,788
		62,776,577
Biotechnology 0.1%
Amgen, Inc.
5.75%, due 3/2/63	540,000	515,793
Chemicals 0.4%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	1,535,000	1,370,555
Huntsman International LLC
4.50%, due 5/1/29	1,862,000	1,737,357
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Chemicals (continued)
Sasol Financing USA LLC
8.75%, due 5/3/29 (South Africa) (a)	$ 1,260,000	$ 1,267,037
		4,374,949
Commercial Services 0.1%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	935,000	869,847
California Institute of Technology
3.65%, due 9/1/2119	898,000	577,799
		1,447,646
Computers 0.3%
Dell International LLC
3.375%, due 12/15/41 (b)	2,090,000	1,490,227
8.10%, due 7/15/36	1,242,000	1,447,236
		2,937,463
Diversified Financial Services 1.8%
AerCap Ireland Capital DAC
2.45%, due 10/29/26 (Ireland)	1,585,000	1,464,432
Air Lease Corp.
2.30%, due 2/1/25	1,915,000	1,861,011
4.25%, due 9/15/24	630,000	625,993
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(c)(e)	690,000	651,932
Ally Financial, Inc.
6.992%, due 6/13/29 (d)	550,000	561,851
8.00%, due 11/1/31	1,685,000	1,824,302
American Express Co.
5.625%, due 7/28/34 (d)	570,000	557,785
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,210,000	1,126,447
Avolon Holdings Funding Ltd. (Ireland) (a)
2.125%, due 2/21/26	1,515,000	1,406,212
2.875%, due 2/15/25	1,830,000	1,779,087
Banco BTG Pactual SA
2.75%, due 1/11/26 (Brazil) (a)	1,050,000	988,829
Capital One Financial Corp. (d)
6.051%, due 2/1/35 (b)	400,000	393,431
6.312%, due 6/8/29	1,070,000	1,079,459
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	880,000	869,949
	Principal Amount	Value

Diversified Financial Services (continued)
Nomura Holdings, Inc.
5.099%, due 7/3/25 (Japan)	$ 1,845,000	$ 1,825,761
OneMain Finance Corp.
3.50%, due 1/15/27	885,000	814,207
		17,830,688
Electric 1.5%
AEP Texas, Inc.
4.70%, due 5/15/32	1,135,000	1,052,306
Alabama Power Co.
3.00%, due 3/15/52	785,000	497,827
Arizona Public Service Co.
2.20%, due 12/15/31	1,930,000	1,527,785
Calpine Corp.
5.125%, due 3/15/28 (a)	615,000	583,367
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	2,265,000	2,099,410
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (Colombia) (a)	820,000	670,839
Evergy Metro, Inc.
5.40%, due 4/1/34	910,000	888,373
Eversource Energy
5.95%, due 7/15/34	1,030,000	1,022,534
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	1,655,000	1,344,192
Nevada Power Co.
Series GG
5.90%, due 5/1/53	530,000	519,618
Ohio Power Co.
Series R
2.90%, due 10/1/51	1,000,000	598,654
Sempra
5.50%, due 8/1/33	1,115,000	1,083,047
Southern California Edison Co.
4.00%, due 4/1/47	660,000	493,966
5.70%, due 3/1/53	795,000	757,916
Virginia Electric and Power Co.
2.95%, due 11/15/51	1,035,000	630,413
5.45%, due 4/1/53	480,000	449,711
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	580,000	577,571
		14,797,529
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	1,340,000	1,154,258

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	MainStay Income Builder Fund

	Principal Amount	Value
Corporate Bonds (continued)
Food 0.4%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	$ 1,690,000	$ 1,616,269
Minerva Luxembourg SA
8.875%, due 9/13/33 (Brazil) (a)	1,225,000	1,256,497
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	1,180,000	1,121,560
		3,994,326
Gas 0.3%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	865,000	869,717
National Fuel Gas Co.
2.95%, due 3/1/31	1,375,000	1,130,387
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	845,000	662,078
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	1,180,000	723,251
		3,385,433
Healthcare-Products 0.1%
Solventum Corp.
5.90%, due 4/30/54 (a)	665,000	620,873
Insurance 0.5%
Athene Holding Ltd.
6.25%, due 4/1/54	620,000	602,631
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	940,000	921,908
Protective Life Corp.
8.45%, due 10/15/39	1,195,000	1,442,414
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	2,420,000	2,375,330
		5,342,283
Iron & Steel 0.1%
Algoma Steel, Inc.
9.125%, due 4/15/29 (Canada) (a)	855,000	844,312
Lodging 0.5%
Hilton Domestic Operating Co., Inc.
5.875%, due 4/1/29 (a)	1,060,000	1,045,961
Las Vegas Sands Corp.
3.20%, due 8/8/24	1,415,000	1,401,365
	Principal Amount	Value

Lodging (continued)
Sands China Ltd.
5.125%, due 8/8/25 (Macao) (b)(f)	$ 1,310,000	$ 1,295,553
Studio City Finance Ltd.
5.00%, due 1/15/29 (Macao) (a)	965,000	820,697
		4,563,576
Media 0.1%
DISH DBS Corp.
5.75%, due 12/1/28 (a)	1,180,000	796,833
Mining 0.1%
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (Australia) (a)	665,000	671,499
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
7.304% (3 Month SOFR + 1.997%), due 2/15/42 (a)(c)	2,720,000	2,336,630
Oil & Gas 0.1%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)(g)	745,000	577,375
Packaging & Containers 0.1%
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	731,000	730,396
Pharmaceuticals 0.2%
Teva Pharmaceutical Finance Netherlands III BV (Israel)
3.15%, due 10/1/26	575,000	532,691
4.75%, due 5/9/27	1,335,000	1,276,731
		1,809,422
Pipelines 0.9%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,580,000	1,252,103
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)(b)	740,000	763,249
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,000,000	884,813
Enbridge, Inc.
5.70%, due 3/8/33 (Canada) (b)	355,000	350,927
Energy Transfer LP
5.35%, due 5/15/45	1,000,000	877,572
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	$ 565,000	$ 555,138
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,030,000	1,611,702
MPLX LP
2.65%, due 8/15/30	1,050,000	884,704
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	1,035,000	856,046
Venture Global LNG, Inc.
9.875%, due 2/1/32 (a)	630,000	672,277
Western Midstream Operating LP
5.25%, due 2/1/50 (f)	860,000	729,412
		9,437,943
Real Estate Investment Trusts 0.6%
American Tower Corp.
3.60%, due 1/15/28	1,025,000	954,427
Digital Realty Trust LP
4.45%, due 7/15/28	1,170,000	1,117,262
GLP Capital LP
3.35%, due 9/1/24	1,280,000	1,267,062
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	1,600,000	1,236,588
Starwood Property Trust, Inc. (a)
3.75%, due 12/31/24	1,120,000	1,099,504
4.375%, due 1/15/27	940,000	870,537
		6,545,380
Retail 0.1%
AutoNation, Inc.
4.75%, due 6/1/30	594,000	556,893
Nordstrom, Inc.
4.25%, due 8/1/31	370,000	319,131
		876,024
Telecommunications 0.1%
AT&T, Inc.
3.50%, due 9/15/53	1,344,000	886,052
T-Mobile USA, Inc.
2.625%, due 2/15/29	715,000	628,312
		1,514,364
Transportation 0.0% ‡
Genesee & Wyoming, Inc.
6.25%, due 4/15/32 (a)	480,000	477,067
	Principal Amount	Value

Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP
6.05%, due 8/1/28 (a)	$ 845,000	$ 854,099
Water 0.1%
Aegea Finance SARL
6.75%, due 5/20/29 (Brazil) (a)	690,000	669,195
Total Corporate Bonds (Cost $188,890,319)		171,642,936
Foreign Government Bonds 0.7%
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,695,000	1,421,207
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	1,780,000	1,337,224
4.50%, due 1/28/26	560,000	540,568
		1,877,792
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,035,000	905,624
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	1,010,000	836,139
Israel 0.1%
Israel Government Bond
5.75%, due 3/12/54	1,105,000	996,091
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,325,000	1,224,300
Total Foreign Government Bonds (Cost $8,093,198)		7,261,153

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	MainStay Income Builder Fund

	Principal Amount	Value
Loan Assignments 0.1%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Second Refinancing Term Loan
9.416% (1 Month SOFR + 4.00%), due 11/2/27 (c)	$ 742,832	$ 713,490
Total Loan Assignments (Cost $739,304)		713,490
Mortgage-Backed Securities 15.7%
Agency (Collateralized Mortgage Obligations) 6.0%
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1
1.53%, due 3/15/61 (a)	1,121,513	1,013,909
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,632,786	1,096,474
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (c)(h)	2,901,992	53,408
REMIC, Series 5092, Class SH
(zero coupon) (SOFR 30A + 2.45%), due 2/25/51 (c)(h)	1,410,920	4,346
REMIC, Series 5187, Class SA
(zero coupon) (SOFR 30A + 1.80%), due 1/25/52 (c)(h)	2,218,200	2,441
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (c)(h)	419,197	6,468
REMIC, Series 5326
(zero coupon), due 8/25/53	490,113	364,904
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	957,389	740,128
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	834,502	643,403
REMIC, Series 5363
(zero coupon), due 12/25/53	905,448	730,441
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	793,028	630,764
REMIC, Series 4993, Class KS
0.605% (SOFR 30A + 5.936%), due 7/25/50 (c)(h)	3,167,074	349,315
REMIC, Series 4994, Class TS
0.655% (SOFR 30A + 5.986%), due 7/25/50 (c)(h)	1,840,643	167,330
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	824,911	671,120
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	$ 1,543,382	$ 278,931
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	1,738,733	284,439
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	1,228,636	207,821
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	1,357,491	214,291
REMIC, Series 5160
3.00%, due 10/25/51 (h)	1,530,643	175,532
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	1,047,770	910,969
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	1,881,550	1,615,635
REMIC, Series 5040
3.50%, due 11/25/50 (h)	1,083,480	208,266
REMIC, Series 5268, Class B
4.50%, due 10/25/52	1,169,554	1,084,160
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	1,077,571	781,374
Series 311
(zero coupon), due 8/15/43	634,243	457,425
Series 402
(zero coupon), due 9/25/53	1,113,202	869,572
Series 311, Class S1
0.506% (SOFR 30A + 5.836%), due 8/15/43 (c)(h)	3,246,948	258,499
Series 389, Class C35
2.00%, due 6/15/52 (h)	2,722,596	338,453
FNMA
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (c)(h)	1,315,239	1,473
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (c)(h)	8,872,447	35,676
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	877,895	669,366
REMIC, Series 2023-45
(zero coupon), due 10/25/53	966,441	711,386
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	1,027,280	824,003
REMIC, Series 2022-10, Class SA
0.42% (SOFR 30A + 5.75%), due 2/25/52 (c)(h)	1,822,812	190,008
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2021-40, Class SI
0.506% (SOFR 30A + 5.836%), due 9/25/47 (c)(h)	$ 2,179,183	$ 180,317
REMIC, Series 2016-57, Class SN
0.605% (SOFR 30A + 5.936%), due 6/25/46 (c)(h)	1,755,455	152,556
REMIC, Series 2020-70, Class AD
1.50%, due 10/25/50	2,052,227	1,549,500
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	1,267,049	195,124
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (h)	865,830	119,640
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	3,578,691	486,721
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	573,175	71,679
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	4,823,919	709,094
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	3,420,208	575,906
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	2,246,457	487,289
FNMA, Strips
REMIC, Series 426, Class C32
1.50%, due 2/25/52 (h)	3,982,679	379,223
GNMA
Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (c)(h)	972,450	6,769
Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (c)(h)	3,132,034	21,997
Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (c)(h)	4,537,751	22,643
Series 2023-101, Class KO
(zero coupon), due 1/20/51	2,354,716	1,530,465
Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (c)(h)	4,414,608	33,555
Series 2021-46, Class BS
(zero coupon) (1 Month SOFR + 2.686%), due 3/20/51 (c)(h)	4,209,875	19,444
Series 2021-64, Class GS
(zero coupon) (SOFR 30A + 1.65%), due 4/20/51 (c)(h)	697,085	663
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2021-64, Class SG
(zero coupon) (SOFR 30A + 1.60%), due 4/20/51 (c)(h)	$ 1,558,610	$ 1,263
Series 2021-77, Class SN
(zero coupon) (1 Month SOFR + 2.486%), due 5/20/51 (c)(h)	6,600,060	23,459
Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (c)(h)	5,985,999	34,388
Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (c)(h)	16,242,115	160,373
Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (c)(h)	3,531,148	77,879
Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (c)(h)	6,519,171	81,870
Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (c)(h)	3,108,291	3,840
Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (c)(h)	5,548,973	22,222
Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (c)(h)	28,737,838	132,450
Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (c)(h)	2,282,340	24,247
Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (c)(h)	4,808,357	42,249
Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (c)(h)	12,140,365	126,444
Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (c)(h)	2,409,509	20,326
Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,421,202	1,073,866
Series 2023-53
(zero coupon), due 4/20/53	632,938	503,593
Series 2023-80, Class SA
(zero coupon) (SOFR 30A + 5.25%), due 6/20/53 (c)(h)	5,717,329	162,988

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	MainStay Income Builder Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2023-60, Class ES
0.539% (SOFR 30A + 11.20%), due 4/20/53 (c)	$ 1,410,165	$ 1,207,425
Series 2020-34, Class SC
0.62% (1 Month SOFR + 5.936%), due 3/20/50 (c)(h)	2,332,493	234,916
Series 2020-146, Class SA
0.87% (1 Month SOFR + 6.186%), due 10/20/50 (c)(h)	2,237,964	258,238
Series 2021-179, Class SA
0.87% (1 Month SOFR + 6.186%), due 11/20/50 (c)(h)	2,980,800	318,241
Series 2020-167, Class SN
0.87% (1 Month SOFR + 6.186%), due 11/20/50 (c)(h)	1,008,675	108,377
Series 2020-189, Class NS
0.87% (1 Month SOFR + 6.186%), due 12/20/50 (c)(h)	3,379,431	391,424
Series 2020-189, Class SU
0.87% (1 Month SOFR + 6.186%), due 12/20/50 (c)(h)	689,192	76,308
Series 2021-57, Class SA
0.87% (1 Month SOFR + 6.186%), due 3/20/51 (c)(h)	4,370,166	445,619
Series 2021-57, Class SD
0.87% (1 Month SOFR + 6.186%), due 3/20/51 (c)(h)	7,227,184	746,906
Series 2021-46, Class TS
0.87% (1 Month SOFR + 6.186%), due 3/20/51 (c)(h)	1,467,508	159,625
Series 2021-96, Class NS
0.87% (1 Month SOFR + 6.186%), due 6/20/51 (c)(h)	4,525,907	482,662
Series 2021-96, Class SN
0.87% (1 Month SOFR + 6.186%), due 6/20/51 (c)(h)	2,624,619	261,685
Series 2021-122, Class HS
0.87% (1 Month SOFR + 6.186%), due 7/20/51 (c)(h)	2,424,819	275,001
Series 2022-137, Class S
0.87% (1 Month SOFR + 6.186%), due 7/20/51 (c)(h)	2,682,776	309,535
Series 2021-96, Class JS
0.92% (1 Month SOFR + 6.236%), due 6/20/51 (c)(h)	2,112,490	195,460
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2023-86, Class SE
1.32% (SOFR 30A + 6.65%), due 9/20/50 (c)(h)	$ 1,779,669	$ 205,997
Series 2023-66, Class MP
1.639% (SOFR 30A + 12.30%), due 5/20/53 (c)	1,457,952	1,312,782
Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	750,301	72,996
Series 2020-188
2.00%, due 12/20/50 (h)	3,536,525	385,089
Series 2020-185, Class BI
2.00%, due 12/20/50 (h)	1,524,170	162,126
Series 2022-10, Class IC
2.00%, due 11/20/51 (h)	2,216,683	253,389
Series 2021-97, Class IN
2.50%, due 8/20/49 (h)	3,741,173	364,777
Series 2022-1, Class IA
2.50%, due 6/20/50 (h)	588,683	76,794
Series 2020-122, Class IW
2.50%, due 7/20/50 (h)	1,875,284	236,557
Series 2020-151, Class TI
2.50%, due 10/20/50 (h)	1,765,828	245,478
Series 2020-188, Class DI
2.50%, due 12/20/50 (h)	4,558,403	605,258
Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	976,588	120,943
Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (c)	3,081,204	2,409,198
Series 2021-140, Class GF
2.50% (1 Month SOFR + 0.764%), due 8/20/51 (c)	1,049,492	824,104
Series 2021-188
2.50%, due 10/20/51 (h)	3,828,549	609,988
Series 2021-177, Class CI
2.50%, due 10/20/51 (h)	2,039,737	257,595
Series 2022-83
2.50%, due 11/20/51 (h)	3,062,098	419,469
Series 2021-1, Class IT
3.00%, due 1/20/51 (h)	2,083,398	340,546
Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	3,492,735	551,824
Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	367,061	57,323
Series 2021-67, Class PI
3.00%, due 4/20/51 (h)	1,533,837	243,093
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (c)	$ 3,896,451	$ 3,216,573
Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	1,415,542	242,274
Series 2022-189, Class AT
3.00%, due 7/20/51	1,109,761	943,488
Series 2022-207
3.00%, due 8/20/51 (h)	2,342,075	377,332
Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	4,855,663	739,684
Series 2021-158, Class NI
3.00%, due 9/20/51 (h)	3,666,586	536,924
Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	3,242,117	503,567
Series 2023-19, Class CI
3.00%, due 11/20/51 (h)	2,663,663	417,869
Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (c)	506,965	440,890
Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (c)	1,413,484	1,212,851
Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (c)	516,548	445,965
Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (c)	545,439	472,025
Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (c)	1,485,216	1,274,849
Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (c)	1,135,661	959,580
Series 2021-125, Class AF
3.50% (SOFR 30A + 0.25%), due 7/20/51 (c)	1,474,366	1,283,173
Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	2,334,141	415,563
Series 2023-1, Class HD
3.50%, due 1/20/52	957,696	831,444
Series 2019-106, Class FA
4.00% (1 Month SOFR + 0.714%), due 8/20/49 (c)	517,487	462,841
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (c)	$ 475,606	$ 431,748
Series 2023-81, Class LA
5.00%, due 6/20/52	638,647	618,917
Series 2023-38, Class WT
6.668%, due 12/20/51 (i)	637,769	650,784
Series 2023-59, Class YC
6.964%, due 9/20/51 (i)	1,390,507	1,454,836
Series 2023-55, Class CG
7.51%, due 7/20/51 (i)	1,000,826	1,058,669
Series 2023-55, Class LB
7.888%, due 11/20/51 (i)	912,512	1,009,409
		60,853,775
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.4%
BANK
Series 2019-BN19, Class C
4.163%, due 8/15/61 (j)	1,285,000	964,377
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (i)	1,020,000	858,520
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
5.776% (1 Month SOFR + 0.459%), due 12/25/36 (a)(c)	34,339	32,651
BBCMS Mortgage Trust (a)(c)
Series 2018-TALL, Class C
6.639% (1 Month SOFR + 1.318%), due 3/15/37	1,680,000	1,512,000
Series 2018-TALL, Class D
6.967% (1 Month SOFR + 1.646%), due 3/15/37	2,070,000	1,780,200
Benchmark Mortgage Trust
Series 2020-B19, Class A2
1.691%, due 9/15/53	1,069,469	1,000,160
Series 2019-B15, Class C
3.836%, due 12/15/72 (j)	1,120,000	826,748
Series 2019-B14, Class C
3.898%, due 12/15/62 (j)	1,155,000	833,861
Series 2018-B3, Class C
4.672%, due 4/10/51 (j)	835,000	663,731
BPR Trust
Series 2021-TY, Class E
9.035% (1 Month SOFR + 3.714%), due 9/15/38 (a)(c)	1,730,000	1,708,375

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	MainStay Income Builder Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BX Commercial Mortgage Trust (a)
Series 2020-VIV2, Class C
3.66%, due 3/9/44 (j)	$ 1,070,000	$ 907,781
Series 2020-VIV3, Class B
3.662%, due 3/9/44 (j)	1,007,236	863,308
Series 2020-VIVA, Class D
3.667%, due 3/11/44 (j)	170,000	141,751
Series 2022-CSMO, Class D
9.658% (1 Month SOFR + 4.337%), due 6/15/27 (c)	690,000	691,725
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	250,000	217,757
Series 2021-ARIA, Class E
7.68% (1 Month SOFR + 2.359%), due 10/15/36 (c)	1,940,000	1,896,350
BXHPP Trust
Series 2021-FILM, Class B
6.335% (1 Month SOFR + 1.014%), due 8/15/36 (a)(c)	1,280,000	1,213,200
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class E
5.08%, due 12/15/47 (a)(j)	480,000	415,137
Citigroup Commercial Mortgage Trust (i)
Series 2016-C2, Class C
4.031%, due 8/10/49	705,000	635,426
Series 2014-GC25, Class B
4.345%, due 10/10/47	1,200,000	1,164,808
Commercial Mortgage Trust (j)
Series 2014-CR15, Class D
4.085%, due 2/10/47 (a)	1,255,000	1,127,330
Series 2014-CR17, Class C
4.825%, due 5/10/47	605,000	550,333
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
5.082%, due 1/15/49 (a)(j)	1,140,000	836,405
DROP Mortgage Trust
Series 2021-FILE, Class A
6.585% (1 Month SOFR + 1.264%), due 10/15/43 (a)(c)	875,000	835,625
FS Commercial Mortgage Trust
Series 2023-4SZN, Class D
9.383%, due 11/10/39 (a)(i)	855,000	877,307
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
GNMA
Series 2023-194, Class CI
0.877%, due 10/16/65 (h)(j)	$ 4,425,481	$ 304,881
Series 2021-164
0.949%, due 10/16/63 (h)(j)	3,829,388	274,235
Series 2023-159, Class CI
0.956%, due 7/16/65 (h)(i)	5,768,412	426,757
Series 2020-168, Class IA
0.978%, due 12/16/62 (h)(j)	2,917,698	206,303
Series 2021-47
0.992%, due 3/16/61 (h)(j)	6,822,687	477,138
Series 2022-185, Class DI
1.023%, due 10/16/65 (h)(j)	2,494,205	186,400
Series 2023-172
1.386%, due 2/16/66 (h)(j)	4,003,145	399,105
Series 2024-29, Class B
2.50%, due 8/16/64 (i)	1,205,000	888,664
Great Wolf Trust
Series 2024-WOLF, Class E
8.96% (1 Month SOFR + 3.639%), due 3/15/39 (a)(c)	1,965,000	1,962,544
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	1,540,000	1,343,325
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)(j)
Series 2021-1MEM, Class C
2.742%, due 10/9/42	1,000,000	673,589
Series 2012-C6, Class E
5.129%, due 5/15/45	725,000	660,612
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,055,000	762,823
Multifamily Connecticut Avenue Securities Trust (a)(c)
Series 2019-01, Class M10
8.695% (SOFR 30A + 3.364%), due 10/25/49	1,733,962	1,705,860
Series 2020-01, Class M10
9.195% (SOFR 30A + 3.864%), due 3/25/50	1,998,435	1,968,470
Series 2023-01, Class M10
11.83% (SOFR 30A + 6.50%), due 11/25/53	2,040,000	2,130,193
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Multifamily Connecticut Avenue Securities Trust (a)(c) (continued)
Series 2020-01, Class CE
12.944% (SOFR 30A + 7.614%), due 3/25/50	$ 1,015,000	$ 1,001,062
One Market Plaza Trust
Series 2017-1MKT, Class C
4.016%, due 2/10/32 (a)	705,000	613,491
ORL Trust (a)(c)
Series 2023-GLKS, Class C
8.972% (1 Month SOFR + 3.651%), due 10/19/36	940,000	941,763
Series 2023-GLKS, Class D
9.622% (1 Month SOFR + 4.301%), due 10/19/36	760,000	761,663
SLG Office Trust (a)
Series 2021-OVA, Class A
2.585%, due 7/15/41	2,498,076	1,995,213
Series 2021-OVA, Class F
2.851%, due 7/15/41	785,000	540,734
UBS Commercial Mortgage Trust
Series 2018-C9, Class C
5.112%, due 3/15/51 (j)	755,000	556,212
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class D
4.196%, due 3/15/45 (a)(j)	845,000	690,205
		44,026,108
Whole Loan (Collateralized Mortgage Obligations) 5.3%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(h)(i)	40,791,779	448,347
Connecticut Avenue Securities Trust (a)(c)
Series 2024-R02, Class 1B1
7.83% (SOFR 30A + 2.50%), due 2/25/44	420,000	423,238
Series 2024-R01, Class 1B1
8.03% (SOFR 30A + 2.70%), due 1/25/44	1,275,000	1,284,826
Series 2024-R02, Class 1B2
9.03% (SOFR 30A + 3.70%), due 2/25/44	590,000	592,403
Series 2020-SBT1, Class 1M2
9.095% (SOFR 30A + 3.764%), due 2/25/40	625,000	665,281
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(c) (continued)
Series 2021-R03, Class 1B2
10.83% (SOFR 30A + 5.50%), due 12/25/41	$ 840,000	$ 877,125
Series 2021-R01, Class 1B2
11.33% (SOFR 30A + 6.00%), due 10/25/41	2,070,000	2,171,686
Series 2022-R01, Class 1B2
11.33% (SOFR 30A + 6.00%), due 12/25/41	1,845,000	1,939,188
Series 2022-R05, Class 2B2
12.33% (SOFR 30A + 7.00%), due 4/25/42	1,650,000	1,795,621
Series 2022-R02, Class 2B2
12.98% (SOFR 30A + 7.65%), due 1/25/42	750,000	813,045
Series 2019-HRP1, Class B1
14.695% (SOFR 30A + 9.364%), due 11/25/39	1,950,000	2,161,124
Series 2022-R04, Class 1B2
14.83% (SOFR 30A + 9.50%), due 3/25/42	750,000	850,655
Series 2022-R03, Class 1B2
15.18% (SOFR 30A + 9.85%), due 3/25/42	530,000	606,459
CSMC Trust
Series 2021-NQM2, Class A1
1.179%, due 2/25/66 (a)(i)	837,245	715,220
FHLMC STACR REMIC Trust (a)(c)
Series 2021-HQA1, Class B1
8.33% (SOFR 30A + 3.00%), due 8/25/33	3,225,000	3,473,938
Series 2021-DNA5, Class B1
8.38% (SOFR 30A + 3.05%), due 1/25/34	2,105,000	2,225,385
Series 2021-HQA2, Class B1
8.48% (SOFR 30A + 3.15%), due 12/25/33	1,445,000	1,572,796
Series 2021-HQA4, Class B1
9.08% (SOFR 30A + 3.75%), due 12/25/41	380,000	391,913
Series 2020-HQA5, Class B1
9.33% (SOFR 30A + 4.00%), due 11/25/50	1,070,000	1,206,695
Series 2021-DNA1, Class B2
10.08% (SOFR 30A + 4.75%), due 1/25/51	2,085,000	2,209,686

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	MainStay Income Builder Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(c) (continued)
Series 2020-DNA2, Class B2
10.244% (SOFR 30A + 4.914%), due 2/25/50	$ 1,665,000	$ 1,778,951
Series 2021-HQA1, Class B2
10.33% (SOFR 30A + 5.00%), due 8/25/33	1,116,000	1,194,023
Series 2020-HQA1, Class B2
10.545% (SOFR 30A + 5.214%), due 1/25/50	1,920,000	2,042,186
Series 2022-HQA3, Class M2
10.68% (SOFR 30A + 5.35%), due 8/25/42	1,965,000	2,141,850
Series 2021-HQA2, Class B2
10.78% (SOFR 30A + 5.45%), due 12/25/33	1,680,000	1,840,170
Series 2021-DNA5, Class B2
10.83% (SOFR 30A + 5.50%), due 1/25/34	880,000	969,077
Series 2022-HQA2, Class M2
11.33% (SOFR 30A + 6.00%), due 7/25/42	1,605,000	1,778,035
Series 2021-DNA3, Class B2
11.58% (SOFR 30A + 6.25%), due 10/25/33	440,000	513,183
Series 2021-HQA3, Class B2
11.58% (SOFR 30A + 6.25%), due 9/25/41	1,550,000	1,621,228
Series 2021-HQA4, Class B2
12.33% (SOFR 30A + 7.00%), due 12/25/41	1,050,000	1,109,676
Series 2022-HQA1, Class B1
12.33% (SOFR 30A + 7.00%), due 3/25/42	1,830,000	2,027,878
Series 2022-DNA1, Class B2
12.43% (SOFR 30A + 7.10%), due 1/25/42	1,385,000	1,474,875
Series 2021-DNA7, Class B2
13.13% (SOFR 30A + 7.80%), due 11/25/41	2,000,000	2,171,339
FHLMC STACR Trust
Series 2019-HQA3, Class B2
12.944% (SOFR 30A + 7.614%), due 9/25/49 (a)(c)	895,000	1,011,268
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(i)	$ 93,529	$ 70,895
FNMA Connecticut Avenue Securities
Series 2021-R02, Class 2B2
11.53% (SOFR 30A + 6.20%), due 11/25/41 (a)(c)	720,000	756,900
Onslow Bay Mortgage Loan Trust
Series 2021-NQM4, Class A1
1.957%, due 10/25/61 (a)(i)	2,001,999	1,625,112
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.167%, due 6/25/51 (a)(h)(j)	30,464,149	275,795
STACR Trust
Series 2018-HRP2, Class B1
9.645% (SOFR 30A + 4.314%), due 2/25/47 (a)(c)	2,150,000	2,394,077
		53,221,149
Total Mortgage-Backed Securities (Cost $160,026,371)		158,101,032
Municipal Bond 0.1%
California 0.1%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	1,815,000	1,188,564
Total Municipal Bond (Cost $1,815,000)		1,188,564
U.S. Government & Federal Agencies 3.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.2%
UMBS Pool, 30 Year
3.00%, due 1/1/52	3,173,121	2,625,770
3.50%, due 7/1/50	1,105,143	967,900
4.50%, due 10/1/52	858,538	791,466
5.00%, due 3/1/54	735,386	697,014
5.50%, due 7/1/53	1,900,306	1,844,977
6.00%, due 10/1/53	1,572,443	1,563,314
6.00%, due 10/1/53	924,078	916,339
6.00%, due 11/1/53	117,201	116,437
6.50%, due 10/1/53	1,068,660	1,076,899
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
UMBS Pool, 30 Year (continued)
6.50%, due 11/1/53	$ 1,200,821	$ 1,210,079
6.50%, due 12/1/53	467,356	472,316
		12,282,511
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.9%
UMBS, 30 Year
2.50%, due 6/1/51	384,476	309,217
3.00%, due 2/1/51	1,779,572	1,484,806
3.00%, due 6/1/51	1,780,245	1,477,100
3.50%, due 7/1/52	736,248	635,333
4.00%, due 8/1/48	426,020	388,086
4.00%, due 2/1/49	246,919	223,847
4.00%, due 6/1/52	855,337	765,890
4.00%, due 6/1/52	681,458	610,835
4.50%, due 1/1/54	2,415,000	2,225,929
5.00%, due 11/1/52	2,832,319	2,689,226
5.00%, due 3/1/53	1,675,462	1,588,642
5.50%, due 2/1/53	428,099	416,759
5.50%, due 8/1/53	444,645	433,719
6.00%, due 9/1/53	1,147,716	1,139,282
6.00%, due 9/1/53	4,710	4,669
6.00%, due 11/1/53	104,021	103,387
6.50%, due 10/1/53	946,430	955,325
6.50%, due 12/1/53	268,415	271,343
6.50%, due 3/1/54	3,349,242	3,394,334
		19,117,729
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0% ‡
GNMA I, Single Family, 30 Year
6.50%, due 4/15/29	5	6
6.50%, due 8/15/29	3	2
		8
United States Treasury Bonds 0.1%
U.S. Treasury Bonds
4.25%, due 2/15/54	850,000	778,148
	Principal Amount	Value

United States Treasury Notes 0.1%
U.S. Treasury Notes
4.00%, due 2/15/34	$ 25,000	$ 23,672
4.625%, due 4/30/31	670,000	666,859
		690,531
Total U.S. Government & Federal Agencies (Cost $33,705,701)		32,868,927
Total Long-Term Bonds (Cost $418,190,718)		395,616,935

	Shares

Common Stocks 59.1%
Aerospace & Defense 2.0%
BAE Systems plc (United Kingdom)	373,690	6,215,137
General Dynamics Corp.	14,155	4,063,759
Lockheed Martin Corp.	9,727	4,522,374
RTX Corp.	55,819	5,666,745
		20,468,015
Air Freight & Logistics 1.2%
Deutsche Post AG (Germany)	129,822	5,437,381
Hyundai Glovis Co. Ltd. (Republic of Korea)	26,013	3,396,583
United Parcel Service, Inc., Class B	24,027	3,543,502
		12,377,466
Automobile Components 0.4%
Cie Generale des Etablissements Michelin SCA (France)	99,985	3,841,792
Automobiles 0.4%
Toyota Motor Corp. (Japan)	194,800	4,461,758
Banks 4.0%
Bank of America Corp.	186,213	6,891,743
BAWAG Group AG (Austria) (a)	57,083	3,412,801
Columbia Banking System, Inc.	170,546	3,207,970
JPMorgan Chase & Co.	47,440	9,096,146
PNC Financial Services Group, Inc. (The)	24,061	3,687,589
Regions Financial Corp.	172,415	3,322,437
Royal Bank of Canada (Canada)	32,555	3,149,675
Truist Financial Corp.	95,536	3,587,377
U.S. Bancorp	90,048	3,658,650
		40,014,388

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	MainStay Income Builder Fund

	Shares	Value
Common Stocks (continued)
Beverages 2.0%
Coca-Cola Co. (The)	71,485	$ 4,415,628
Coca-Cola Europacific Partners plc (United Kingdom)	159,875	11,514,198
PepsiCo, Inc.	25,840	4,545,514
		20,475,340
Biotechnology 0.8%
AbbVie, Inc.	48,248	7,847,055
Capital Markets 1.0%
BlackRock, Inc.	4,140	3,124,210
Lazard, Inc.	108,295	4,169,357
Schroders plc (United Kingdom)	674,583	2,944,652
		10,238,219
Chemicals 2.1%
Air Products and Chemicals, Inc.	14,428	3,409,913
Dow, Inc.	70,824	4,029,885
Linde plc	12,504	5,513,764
LyondellBasell Industries NV, Class A	43,279	4,326,602
Nutrien Ltd. (Canada)	65,179	3,439,496
		20,719,660
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	10	45
Communications Equipment 0.9%
Cisco Systems, Inc.	194,754	9,149,543
Construction & Engineering 0.3%
Vinci SA (France)	27,812	3,255,104
Consumer Staples Distribution & Retail 0.8%
Walmart, Inc.	137,993	8,189,885
Diversified Telecommunication Services 2.5%
AT&T, Inc.	189,948	3,208,222
BCE, Inc. (Canada)	89,207	2,930,907
Deutsche Telekom AG (Registered) (Germany)	372,520	8,525,873
Orange SA (France)	309,812	3,445,133
TELUS Corp. (Canada)	227,575	3,655,020
Verizon Communications, Inc.	80,095	3,162,951
		24,928,106
	Shares	Value

Electric Utilities 2.0%
American Electric Power Co., Inc.	49,775	$ 4,282,143
Duke Energy Corp.	33,033	3,245,822
Entergy Corp.	33,222	3,543,791
NextEra Energy, Inc.	82,325	5,513,305
Pinnacle West Capital Corp.	45,604	3,358,735
		19,943,796
Electrical Equipment 1.2%
Eaton Corp. plc	20,350	6,476,591
Emerson Electric Co.	48,526	5,230,132
		11,706,723
Food Products 1.1%
Mondelez International, Inc., Class A	59,927	4,311,148
Nestle SA (Registered)	34,507	3,461,373
Orkla ASA (Norway)	419,430	2,850,230
		10,622,751
Gas Utilities 0.4%
Snam SpA (Italy)	901,153	4,137,415
Health Care Equipment & Supplies 0.6%
Medtronic plc	72,508	5,818,042
Health Care Providers & Services 1.0%
CVS Health Corp.	43,830	2,967,729
UnitedHealth Group, Inc.	14,218	6,877,247
		9,844,976
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp.	16,128	4,403,589
Restaurant Brands International, Inc. (Canada)	124,565	9,448,256
Vail Resorts, Inc.	14,741	2,791,503
		16,643,348
Household Durables 0.4%
Garmin Ltd.	29,886	4,317,630
Industrial Conglomerates 0.9%
Honeywell International, Inc.	16,758	3,229,769
Siemens AG (Registered) (Germany)	33,101	6,209,268
		9,439,037
Insurance 3.0%
Allianz SE (Registered) (Germany)	13,783	3,914,438
AXA SA (France)	134,041	4,615,288
Manulife Financial Corp. (Canada)	282,635	6,592,387
MetLife, Inc.	98,552	7,005,076
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	10,782	$ 4,738,338
Travelers Cos., Inc. (The)	16,212	3,439,538
		30,305,065
Interactive Media & Services 0.4%
Meta Platforms, Inc., Class A	8,623	3,709,356
IT Services 1.2%
International Business Machines Corp.	71,721	11,920,030
Leisure Products 0.4%
Hasbro, Inc.	65,625	4,022,813
Machinery 0.7%
Cummins, Inc.	25,451	7,189,653
Media 0.8%
Comcast Corp., Class A	103,893	3,959,362
Omnicom Group, Inc.	46,627	4,328,851
		8,288,213
Multi-Utilities 0.7%
NiSource, Inc.	131,968	3,676,629
WEC Energy Group, Inc.	43,272	3,575,998
		7,252,627
Oil, Gas & Consumable Fuels 2.4%
Chevron Corp.	21,926	3,536,006
Enterprise Products Partners LP	123,516	3,468,329
MPLX LP	78,605	3,285,689
TotalEnergies SE (France)	134,964	9,802,798
Williams Cos., Inc. (The)	103,075	3,953,957
		24,046,779
Personal Care Products 0.4%
Unilever plc (United Kingdom)	81,272	4,201,314
Pharmaceuticals 6.0%
Astellas Pharma, Inc. (Japan)	346,800	3,330,038
AstraZeneca plc, Sponsored ADR (United Kingdom)	127,330	9,661,800
Bristol-Myers Squibb Co.	66,926	2,940,729
Eli Lilly & Co.	10,687	8,347,616
GSK plc	164,676	3,413,527
	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	26,826	$ 3,878,771
Merck & Co., Inc.	52,456	6,778,364
Novartis AG (Registered) (Switzerland)	81,873	7,908,190
Pfizer, Inc.	120,845	3,096,049
Roche Holding AG	12,351	2,954,845
Sanofi SA	78,652	7,754,806
		60,064,735
Professional Services 0.3%
Paychex, Inc.	29,559	3,511,905
Retail REITs 0.4%
Realty Income Corp.	74,591	3,993,602
Semiconductors & Semiconductor Equipment 5.1%
Analog Devices, Inc.	56,144	11,263,048
Broadcom, Inc.	10,519	13,677,540
KLA Corp.	13,784	9,501,173
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	72,235	9,920,755
Texas Instruments, Inc.	37,655	6,643,095
		51,005,611
Software 1.3%
Microsoft Corp.	34,827	13,559,196
Specialized REITs 1.3%
Iron Mountain, Inc.	120,641	9,352,090
VICI Properties, Inc.	127,519	3,640,668
		12,992,758
Specialty Retail 0.7%
Best Buy Co., Inc.	42,199	3,107,534
Home Depot, Inc. (The)	13,216	4,417,052
		7,524,586
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	48,877	8,325,219
Dell Technologies, Inc., Class C	62,209	7,753,730
Hewlett Packard Enterprise Co.	329,834	5,607,178
NetApp, Inc.	61,705	6,306,868
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	4,323	6,020,018
		34,013,013
Tobacco 1.3%
British American Tobacco plc (United Kingdom)	109,649	3,213,677

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	MainStay Income Builder Fund

	Shares	Value
Common Stocks (continued)
Tobacco (continued)
Imperial Brands plc (United Kingdom)	148,081	$ 3,376,571
Philip Morris International, Inc.	72,865	6,917,803
		13,508,051
Trading Companies & Distributors 0.7%
MSC Industrial Direct Co., Inc., Class A	72,635	6,627,217
Water Utilities 0.3%
Essential Utilities, Inc.	93,572	3,422,864
Wireless Telecommunication Services 0.6%
Rogers Communications, Inc., Class B (Canada) (b)	76,601	2,869,512
SK Telecom Co. Ltd. (Republic of Korea)	93,390	3,459,779
		6,329,291
Total Common Stocks (Cost $438,255,334)		595,928,773
Short-Term Investments 0.8%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 5.242% (k)	7,473,594	7,473,594
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 5.309% (k)(l)	638,525	638,525
Total Short-Term Investments (Cost $8,112,119)		8,112,119
Total Investments (Cost $864,558,171)	99.2%	999,657,827
Other Assets, Less Liabilities	0.8	8,217,016
Net Assets	100.0%	$ 1,007,874,843

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of April 30, 2024, the aggregate market value of securities on loan was $619,893; the total market value of collateral held by the Fund was $655,678. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $17,153. The Fund received cash collateral with a value of $638,525. (See Note 2(L))
(c)	Floating rate—Rate shown was the rate in effect as of April 30, 2024.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of April 30, 2024.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon—Rate shown was the rate in effect as of April 30, 2024.
(g)	Illiquid security—As of April 30, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $577,375, which represented 0.1% of the Fund’s net assets.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2024.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of April 30, 2024.
(k)	Current yield as of April 30, 2024.
(l)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,560	$ 145,158	$ (139,244)	$ —	$ —	$ 7,474	$ 431	$ —	7,474
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
Foreign Currency Forward Contracts
As of April 30, 2024, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	36,000	USD	44,814	JPMorgan Chase Bank N.A.	5/2/24	$ 170
USD	15,146,476	AUD	23,293,000	JPMorgan Chase Bank N.A.	5/2/24	57,270
USD	5,865,180	EUR	5,385,336	JPMorgan Chase Bank N.A.	5/2/24	117,950
USD	5,782,491	EUR	5,385,336	JPMorgan Chase Bank N.A.	8/1/24	11,417
USD	45,819	GBP	36,000	JPMorgan Chase Bank N.A.	5/2/24	835
USD	44,326,520	JPY	6,863,607,000	JPMorgan Chase Bank N.A.	5/2/24	807,470
Total Unrealized Appreciation						995,112
AUD	23,293,000	USD	15,414,658	JPMorgan Chase Bank N.A.	5/2/24	(325,452)
AUD	23,293,000	USD	15,187,113	JPMorgan Chase Bank N.A.	8/1/24	(57,483)
EUR	5,385,336	USD	5,759,089	JPMorgan Chase Bank N.A.	5/2/24	(11,859)
JPY	6,863,607,000	USD	47,275,230	JPMorgan Chase Bank N.A.	5/2/24	(3,756,180)
JPY	6,863,607,000	USD	44,946,868	JPMorgan Chase Bank N.A.	8/1/24	(811,061)
USD	44,838	GBP	36,000	JPMorgan Chase Bank N.A.	8/1/24	(169)
Total Unrealized Depreciation						(4,962,204)
Net Unrealized Depreciation						$ (3,967,092)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of April 30, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
E-Mini Energy Select Sector Index	152	June 2024	$ 14,112,488	$ 14,972,000	$ 859,512
E-Mini Financial Select Sector Index	143	June 2024	18,095,777	17,892,875	(202,902)
S&P 500 E-Mini Index	251	June 2024	64,958,830	63,590,850	(1,367,980)
S&P Midcap 400 E-Mini Index	20	June 2024	5,972,546	5,754,400	(218,146)
U.S. Treasury 2 Year Notes	38	June 2024	7,714,258	7,700,937	(13,321)
U.S. Treasury 5 Year Notes	141	June 2024	15,080,205	14,768,649	(311,556)
U.S. Treasury 10 Year Notes	227	June 2024	24,828,151	24,388,312	(439,839)
U.S. Treasury Long Bonds	230	June 2024	27,369,675	26,176,875	(1,192,800)
U.S. Treasury Ultra Bonds	144	June 2024	18,409,535	17,217,000	(1,192,535)
Yen Denominated Nikkei 225 Index	600	June 2024	76,209,963	72,596,139	(3,613,824)
Total Long Contracts					(7,693,391)
Short Contracts
Euro STOXX 50 Index	(768)	June 2024	(40,125,462)	(40,136,282)	(10,820)
FTSE 100 Index	(151)	June 2024	(14,477,172)	(15,393,625)	(916,453)
S&P E-Mini Commercial Service Equity Index	(180)	June 2024	(18,968,031)	(18,445,500)	522,531
U.S. Treasury 10 Year Ultra Bonds	(13)	June 2024	(1,435,658)	(1,432,844)	2,814
Total Short Contracts					(401,928)
Net Unrealized Depreciation					$ (8,095,319)

1.	As of April 30, 2024, cash in the amount of $14,968,100 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2024.

Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	MainStay Income Builder Fund

EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
JPY—Japanese Yen
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 23,840,833	$ —	$ 23,840,833
Corporate Bonds	—	171,642,936	—	171,642,936
Foreign Government Bonds	—	7,261,153	—	7,261,153
Loan Assignments	—	713,490	—	713,490
Mortgage-Backed Securities	—	158,101,032	—	158,101,032
Municipal Bond	—	1,188,564	—	1,188,564
U.S. Government & Federal Agencies	—	32,868,927	—	32,868,927
Total Long-Term Bonds	—	395,616,935	—	395,616,935
Common Stocks
Aerospace & Defense	14,252,878	6,215,137	—	20,468,015
Air Freight & Logistics	3,543,502	8,833,964	—	12,377,466
Automobile Components	—	3,841,792	—	3,841,792
Automobiles	—	4,461,758	—	4,461,758
Banks	36,601,587	3,412,801	—	40,014,388
Capital Markets	7,293,567	2,944,652	—	10,238,219
Construction & Engineering	—	3,255,104	—	3,255,104
Diversified Telecommunication Services	12,957,100	11,971,006	—	24,928,106
Food Products	4,311,148	6,311,603	—	10,622,751
Gas Utilities	—	4,137,415	—	4,137,415
Industrial Conglomerates	3,229,769	6,209,268	—	9,439,037
Insurance	17,037,001	13,268,064	—	30,305,065
Oil, Gas & Consumable Fuels	14,243,981	9,802,798	—	24,046,779
Personal Care Products	—	4,201,314	—	4,201,314
Pharmaceuticals	34,703,329	25,361,406	—	60,064,735
Technology Hardware, Storage & Peripherals	27,992,995	6,020,018	—	34,013,013
Tobacco	6,917,803	6,590,248	—	13,508,051
Wireless Telecommunication Services	2,869,512	3,459,779	—	6,329,291
All Other Industries	279,676,474	—	—	279,676,474
Total Common Stocks	465,630,646	130,298,127	—	595,928,773
Short-Term Investments
Affiliated Investment Company	7,473,594	—	—	7,473,594
Unaffiliated Investment Company	638,525	—	—	638,525
Total Short-Term Investments	8,112,119	—	—	8,112,119
Total Investments in Securities	473,742,765	525,915,062	—	999,657,827
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	995,112	—	995,112
Futures Contracts	1,384,857	—	—	1,384,857
Total Other Financial Instruments	1,384,857	995,112	—	2,379,969
Total Investments in Securities and Other Financial Instruments	$ 475,127,622	$ 526,910,174	$ —	$ 1,002,037,796
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (4,962,204)	$ —	$ (4,962,204)
Futures Contracts	(9,480,176)	—	—	(9,480,176)
Total Other Financial Instruments	$ (9,480,176)	$ (4,962,204)	$ —	$ (14,442,380)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	MainStay Income Builder Fund

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Statement of Assets and Liabilities as of April 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $857,084,577) including securities on loan of $619,893	$ 992,184,233
Investment in affiliated investment companies, at value (identified cost $7,473,594)	7,473,594
Cash	35,897
Cash denominated in foreign currencies (identified cost $891,400)	890,785
Cash collateral on deposit at broker for futures contracts	14,968,100
Due from custodian	1,563,875
Receivables:
Dividends and interest	5,614,410
Investment securities sold	3,366,597
Fund shares sold	223,771
Unrealized appreciation on foreign currency forward contracts	995,112
Other assets	140,132
Total assets	1,027,456,506
Liabilities
Cash collateral received for securities on loan	638,525
Payables:
Investment securities purchased	9,308,498
Variation margin on futures contracts	1,859,119
Fund shares redeemed	1,456,301
Manager (See Note 3)	530,562
Transfer agent (See Note 3)	241,559
NYLIFE Distributors (See Note 3)	186,089
Shareholder communication	85,010
Custodian	49,439
Professional fees	26,877
Securities lending	1,788
Trustees	473
Accrued expenses	9,314
Distributions payable	225,905
Unrealized depreciation on foreign currency forward contracts	4,962,204
Total liabilities	19,581,663
Net assets	$1,007,874,843
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$ 535,049
Additional paid-in-capital	1,001,183,259
1,001,718,308
Total distributable earnings (loss)	6,156,535
Net assets	$1,007,874,843
Class A
Net assets applicable to outstanding shares	$638,859,109
Shares of beneficial interest outstanding	34,034,149
Net asset value per share outstanding	$ 18.77
Maximum sales charge (3.00% of offering price)	0.58
Maximum offering price per share outstanding	$ 19.35
Investor Class
Net assets applicable to outstanding shares	$ 60,529,070
Shares of beneficial interest outstanding	3,221,233
Net asset value per share outstanding	$ 18.79
Maximum sales charge (2.50% of offering price)	0.48
Maximum offering price per share outstanding	$ 19.27
Class B
Net assets applicable to outstanding shares	$ 2,661,443
Shares of beneficial interest outstanding	140,492
Net asset value and offering price per share outstanding	$ 18.94
Class C
Net assets applicable to outstanding shares	$ 45,404,045
Shares of beneficial interest outstanding	2,401,974
Net asset value and offering price per share outstanding	$ 18.90
Class I
Net assets applicable to outstanding shares	$255,919,715
Shares of beneficial interest outstanding	13,470,120
Net asset value and offering price per share outstanding	$ 19.00
Class R6
Net assets applicable to outstanding shares	$ 4,439,681
Shares of beneficial interest outstanding	233,612
Net asset value and offering price per share outstanding	$ 19.00
SIMPLE Class
Net assets applicable to outstanding shares	$ 61,780
Shares of beneficial interest outstanding	3,289
Net asset value and offering price per share outstanding(a)	$ 18.79

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	MainStay Income Builder Fund

Statement of Operations for the six months ended April 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $355,683)	$ 10,865,308
Interest	10,331,262
Dividends-affiliated	431,319
Securities lending, net	51,888
Total income	21,679,777
Expenses
Manager (See Note 3)	3,237,742
Distribution/Service—Class A (See Note 3)	800,809
Distribution/Service—Investor Class (See Note 3)	76,232
Distribution/Service—Class B (See Note 3)	18,402
Distribution/Service—Class C (See Note 3)	247,590
Distribution/Service—Class R2 (See Note 3)(a)	645
Distribution/Service—Class R3 (See Note 3)(a)	4,309
Distribution/Service—SIMPLE Class (See Note 3)	131
Transfer agent (See Note 3)	664,489
Professional fees	79,582
Registration	63,183
Custodian	46,406
Trustees	12,849
Shareholder communication	6,558
Shareholder service (See Note 3)	1,120
Miscellaneous	35,515
Total expenses before waiver/reimbursement	5,295,562
Expense waiver/reimbursement from Manager (See Note 3)	(17,619)
Net expenses	5,277,943
Net investment income (loss)	16,401,834
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	6,171,020
Futures transactions	14,071,662
Foreign currency transactions	(147,308)
Foreign currency forward transactions	(4,077,402)
Net realized gain (loss)	16,017,972
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	95,394,458
Futures contracts	4,686,611
Foreign currency forward contracts	1,157,259
Translation of other assets and liabilities in foreign currencies	(1,312,195)
Net change in unrealized appreciation (depreciation)	99,926,133
Net realized and unrealized gain (loss)	115,944,105
Net increase (decrease) in net assets resulting from operations	$132,345,939

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Statements of Changes in Net Assets
for the six months ended April 30, 2024 (Unaudited) and the year ended October 31, 2023
	Six months ended April 30, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 16,401,834	$ 33,244,442
Net realized gain (loss)	16,017,972	(39,125,163)
Net change in unrealized appreciation (depreciation)	99,926,133	36,567,554
Net increase (decrease) in net assets resulting from operations	132,345,939	30,686,833
Distributions to shareholders:
Class A	(11,198,642)	(18,746,549)
Investor Class	(986,844)	(1,598,498)
Class B	(43,545)	(118,720)
Class C	(602,681)	(1,191,343)
Class I	(4,864,336)	(9,267,066)
Class R2(a)	(7,434)	(32,710)
Class R3(a)	(21,095)	(60,772)
Class R6	(78,693)	(389,844)
SIMPLE Class	(876)	(900)
Total distributions to shareholders	(17,804,146)	(31,406,402)
Capital share transactions:
Net proceeds from sales of shares	35,374,185	86,579,835
Net asset value of shares issued to shareholders in reinvestment of distributions	16,565,410	29,119,425
Cost of shares redeemed	(127,616,112)	(390,559,146)
Increase (decrease) in net assets derived from capital share transactions	(75,676,517)	(274,859,886)
Net increase (decrease) in net assets	38,865,276	(275,579,455)
Net Assets
Beginning of period	969,009,567	1,244,589,022
End of period	$1,007,874,843	$ 969,009,567

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	MainStay Income Builder Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class A		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 16.77	$ 16.97	$ 21.75	$ 18.61	$ 19.96	$ 18.51
Net investment income (loss) (a)	0.30	0.53	0.42	0.43	0.44	0.54
Net realized and unrealized gain (loss)	2.03	(0.23)	(3.63)	3.22	(0.61)	1.79
Total from investment operations	2.33	0.30	(3.21)	3.65	(0.17)	2.33
Less distributions:
From net investment income	(0.33)	(0.50)	(0.42)	(0.51)	(0.42)	(0.56)
From net realized gain on investments	—	—	(1.14)	—	(0.76)	(0.32)
Return of capital	—	—	(0.01)	—	—	—
Total distributions	(0.33)	(0.50)	(1.57)	(0.51)	(1.18)	(0.88)
Net asset value at end of period	$ 18.77	$ 16.77	$ 16.97	$ 21.75	$ 18.61	$ 19.96
Total investment return (b)	13.88%	1.66%	(15.75)%	19.74%	(0.90)%	13.09%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.20%††	2.96%	2.24%	2.04%	2.32%	2.83%
Net expenses (c)	1.03%††	1.03%	1.02%	0.99%	1.02%	1.02%
Portfolio turnover rate	21%	56%	61%	57%(d)	65%(d)	62%(d)
Net assets at end of period (in 000’s)	$ 638,859	$ 595,905	$ 664,734	$ 818,764	$ 638,250	$ 625,049

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56%, 62%, and 54% for the years ended October 31, 2021, 2020 and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Investor Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 16.78	$ 16.99	$ 21.77	$ 18.62	$ 19.98	$ 18.52
Net investment income (loss) (a)	0.27	0.48	0.39	0.40	0.41	0.51
Net realized and unrealized gain (loss)	2.04	(0.23)	(3.63)	3.22	(0.62)	1.80
Total from investment operations	2.31	0.25	(3.24)	3.62	(0.21)	2.31
Less distributions:
From net investment income	(0.30)	(0.46)	(0.39)	(0.47)	(0.39)	(0.53)
From net realized gain on investments	—	—	(1.14)	—	(0.76)	(0.32)
Return of capital	—	—	(0.01)	—	—	—
Total distributions	(0.30)	(0.46)	(1.54)	(0.47)	(1.15)	(0.85)
Net asset value at end of period	$ 18.79	$ 16.78	$ 16.99	$ 21.77	$ 18.62	$ 19.98
Total investment return (b)	13.79%	1.35%	(15.89)%	19.56%	(1.11)%	12.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.95%††	2.72%	2.05%	1.88%	2.16%	2.70%
Net expenses (c)	1.28%††	1.28%	1.20%	1.18%	1.17%	1.16%
Expenses (before waiver/reimbursement) (c)	1.31%††	1.29%	1.20%	1.18%	1.17%	1.17%
Portfolio turnover rate	21%	56%	61%	57%(d)	65%(d)	62%(d)
Net assets at end of period (in 000's)	$ 60,529	$ 56,415	$ 60,808	$ 77,887	$ 79,992	$ 88,050

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56%, 62%, and 54% for the years ended October 31, 2021, 2020 and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	MainStay Income Builder Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class B		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 16.92	$ 17.12	$ 21.93	$ 18.75	$ 20.11	$ 18.64
Net investment income (loss) (a)	0.20	0.36	0.25	0.24	0.27	0.37
Net realized and unrealized gain (loss)	2.05	(0.24)	(3.67)	3.25	(0.62)	1.81
Total from investment operations	2.25	0.12	(3.42)	3.49	(0.35)	2.18
Less distributions:
From net investment income	(0.23)	(0.32)	(0.24)	(0.31)	(0.25)	(0.39)
From net realized gain on investments	—	—	(1.14)	—	(0.76)	(0.32)
Return of capital	—	—	(0.01)	—	—	—
Total distributions	(0.23)	(0.32)	(1.39)	(0.31)	(1.01)	(0.71)
Net asset value at end of period	$ 18.94	$ 16.92	$ 17.12	$ 21.93	$ 18.75	$ 20.11
Total investment return (b)	13.36%	0.63%	(16.56)%	18.69%	(1.84)%	12.11%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.16%††	1.98%	1.28%	1.13%	1.42%	1.96%
Net expenses (c)	2.03%††	2.03%	1.95%	1.93%	1.92%	1.91%
Expenses (before waiver/reimbursement) (c)	2.06%††	2.04%	1.95%	1.93%	1.92%	1.92%
Portfolio turnover rate	21%	56%	61%	57%(d)	65%(d)	62%(d)
Net assets at end of period (in 000’s)	$ 2,661	$ 4,227	$ 8,591	$ 16,789	$ 19,409	$ 26,396

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56%, 62%, and 54% for the years ended October 31, 2021, 2020 and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
35

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class C		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 16.88	$ 17.08	$ 21.88	$ 18.71	$ 20.07	$ 18.60
Net investment income (loss) (a)	0.20	0.35	0.25	0.24	0.27	0.37
Net realized and unrealized gain (loss)	2.05	(0.23)	(3.66)	3.24	(0.62)	1.81
Total from investment operations	2.25	0.12	(3.41)	3.48	(0.35)	2.18
Less distributions:
From net investment income	(0.23)	(0.32)	(0.24)	(0.31)	(0.25)	(0.39)
From net realized gain on investments	—	—	(1.14)	—	(0.76)	(0.32)
Return of capital	—	—	(0.01)	—	—	—
Total distributions	(0.23)	(0.32)	(1.39)	(0.31)	(1.01)	(0.71)
Net asset value at end of period	$ 18.90	$ 16.88	$ 17.08	$ 21.88	$ 18.71	$ 20.07
Total investment return (b)	13.34%	0.63%	(16.55)%	18.68%	(1.85)%	12.13%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.19%††	1.98%	1.29%	1.13%	1.42%	1.95%
Net expenses (c)	2.03%††	2.03%	1.95%	1.93%	1.92%	1.91%
Expenses (before waiver/reimbursement) (c)	2.06%††	2.04%	1.95%	1.93%	1.92%	1.92%
Portfolio turnover rate	21%	56%	61%	57%(d)	65%(d)	62%(d)
Net assets at end of period (in 000’s)	$ 45,404	$ 49,577	$ 76,894	$ 132,596	$ 148,220	$ 191,737

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56%, 62%, and 54% for the years ended October 31, 2021, 2020 and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	MainStay Income Builder Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class I		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 16.97	$ 17.17	$ 21.99	$ 18.80	$ 20.16	$ 18.68
Net investment income (loss) (a)	0.32	0.58	0.48	0.49	0.49	0.59
Net realized and unrealized gain (loss)	2.06	(0.23)	(3.68)	3.26	(0.62)	1.82
Total from investment operations	2.38	0.35	(3.20)	3.75	(0.13)	2.41
Less distributions:
From net investment income	(0.35)	(0.55)	(0.47)	(0.56)	(0.47)	(0.61)
From net realized gain on investments	—	—	(1.14)	—	(0.76)	(0.32)
Return of capital	—	—	(0.01)	—	—	—
Total distributions	(0.35)	(0.55)	(1.62)	(0.56)	(1.23)	(0.93)
Net asset value at end of period	$ 19.00	$ 16.97	$ 17.17	$ 21.99	$ 18.80	$ 20.16
Total investment return (b)	14.03%	1.89%	(15.55)%	20.10%	(0.69)%	13.41%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.45%††	3.22%	2.48%	2.30%	2.57%	3.09%
Net expenses (c)	0.78%††	0.78%	0.77%	0.74%	0.77%	0.77%
Portfolio turnover rate	21%	56%	61%	57%(d)	65%(d)	62%(d)
Net assets at end of period (in 000’s)	$ 255,920	$ 255,677	$ 339,868	$ 505,806	$ 448,922	$ 484,614

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56%, 62%, and 54% for the years ended October 31, 2021, 2020 and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
37

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class R6		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 16.97	$ 17.17	$ 21.99	$ 18.80	$ 20.16	$ 18.68
Net investment income (loss) (a)	0.33	0.58	0.49	0.51	0.51	0.61
Net realized and unrealized gain (loss)	2.06	(0.22)	(3.67)	3.26	(0.62)	1.82
Total from investment operations	2.39	0.36	(3.18)	3.77	(0.11)	2.43
Less distributions:
From net investment income	(0.36)	(0.56)	(0.49)	(0.58)	(0.49)	(0.63)
From net realized gain on investments	—	—	(1.14)	—	(0.76)	(0.32)
Return of capital	—	—	(0.01)	—	—	—
Total distributions	(0.36)	(0.56)	(1.64)	(0.58)	(1.25)	(0.95)
Net asset value at end of period	$ 19.00	$ 16.97	$ 17.17	$ 21.99	$ 18.80	$ 20.16
Total investment return (b)	14.14%	1.98%	(15.48)%	20.20%	(0.60)%	13.52%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.56%††	3.27%	2.57%	2.38%	2.67%	3.18%
Net expenses (c)	0.68%††	0.69%	0.68%	0.66%	0.67%	0.67%
Portfolio turnover rate	21%	56%	61%	57%(d)	65%(d)	62%(d)
Net assets at end of period (in 000’s)	$ 4,440	$ 3,807	$ 89,692	$ 109,387	$ 91,551	$ 101,685

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56%, 62%, and 54% for the years ended October 31, 2021, 2020 and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	MainStay Income Builder Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,			August 31, 2020^ through October 31,
SIMPLE Class		2023	2022	2021	2020
Net asset value at beginning of period	$ 16.78	$ 16.99	$ 21.78	$ 18.62	$ 19.33
Net investment income (loss) (a)	0.28	0.47	0.20	0.34	0.04
Net realized and unrealized gain (loss)	2.04	(0.23)	(3.50)	3.24	(0.69)
Total from investment operations	2.32	0.24	(3.30)	3.58	(0.65)
Less distributions:
From net investment income	(0.31)	(0.45)	(0.34)	(0.42)	(0.06)
From net realized gain on investments	—	—	(1.14)	—	—
Return of capital	—	—	(0.01)	—	—
Total distributions	(0.31)	(0.45)	(1.49)	(0.42)	(0.06)
Net asset value at end of period	$ 18.79	$ 16.78	$ 16.99	$ 21.78	$ 18.62
Total investment return (b)	13.82%	1.31%	(16.10)%	19.26%	(3.39)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.02%††	2.65%	1.06%	1.61%	1.62%††
Net expenses (c)	1.24%††	1.32%	1.45%	1.43%	1.43%††
Portfolio turnover rate	21%	56%	61%	57%(d)	65%(d)
Net assets at end of period (in 000’s)	$ 62	$ 36	$ 34	$ 29	$ 24

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56% and 62% for the years ended October 31, 2021 and 2020 respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
39

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
The MainStay Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the MainStay Income Builder Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class B	December 29, 1987
Class C	September 1, 1998
Class I	January 2, 2004
Class R6	February 28, 2018
SIMPLE Class	August 31, 2020
Effective at the close of business on February 23, 2024, Class R2 and R3 shares were liquidated.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. When Class B shares were offered, they were offered at NAV without an initial sales charge, although a CDSC that declines depending on the number of years a shareholder has held its Class B shares may be imposed on certain redemptions of such shares made within six years of the date of purchase of such shares. Class I, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class B shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class B and Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income consistent with reasonable opportunity for future growth of capital and income.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which

40	MainStay Income Builder Fund

market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments
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Notes to Financial Statements (Unaudited) (continued)
not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisors might wish to sell, and these investments could have the

42	MainStay Income Builder Fund

effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisors reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of April 30, 2024, and can change at any time.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities, to the extent the Fund held any such securities during the six-month period ended April 30, 2024, is accreted daily based on the effective interest method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are
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Notes to Financial Statements (Unaudited) (continued)
incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty.
In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(J) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing

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transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the Fund's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(K) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(L) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(M) Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country,
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Notes to Financial Statements (Unaudited) (continued)
industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Fund may invest in high-yield debt securities (sometimes called “junk bonds”), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
The Fund may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(N) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels or if the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(O) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(P) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into Treasury futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund’s securities. The Fund also entered into domestic and foreign equity index futures contracts to increase the equity sensitivity to the Fund.
Foreign currency forward contracts were used to gain exposure to a particular currency or to hedge against the risk of loss due to changing

46	MainStay Income Builder Fund

currency exchange rates. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of April 30, 2024:
Asset Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$ —	$1,382,043	$2,814	$1,384,857
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	995,112	—	—	995,112
Total Fair Value	$995,112	$1,382,043	$2,814	$2,379,969

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$ —	$(6,330,125)	$(3,150,051)	$ (9,480,176)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(4,962,204)	—	—	(4,962,204)
Total Fair Value	$(4,962,204)	$(6,330,125)	$(3,150,051)	$(14,442,380)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2024:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$ —	$13,574,757	$496,905	$14,071,662
Forward Transactions	(4,077,402)	—	—	(4,077,402)
Total Net Realized Gain (Loss)	$(4,077,402)	$13,574,757	$496,905	$ 9,994,260

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$ —	$2,470,660	$2,215,951	$4,686,611
Forward Contracts	1,157,259	—	—	1,157,259
Total Net Change in Unrealized Appreciation (Depreciation)	$1,157,259	$2,470,660	$2,215,951	$5,843,870

Average Notional Amount	Total
Futures Contracts Long	$274,792,254
Futures Contracts Short	$ (84,944,179)
Forward Contracts Long	$ 84,224,318
Forward Contracts Short	$ (28,044,090)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's
Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investments, MacKay Shields LLC ("MacKay Shields" or "Subadvisor"), a registered investment
47

Notes to Financial Statements (Unaudited) (continued)
adviser and an indirect, wholly-owned subsidiary of New York Life, serves as a Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the fixed-income portion of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investments, Epoch Investment Partners, Inc. (“Epoch” or “Subadvisor” and, together with MacKay Shields, the “Subadvisors”), a registered investment adviser, also serves as a Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the equity portion of the Fund. Asset allocation decisions for the Fund are made by a committee chaired by New York Life Investments in collaboration with MacKay Shields. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.64% up to $500 million; 0.60% from $500 million to $1 billion; 0.575% from $1 billion to $5 billion; and 0.565% in excess of $5 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement furnished at an annual rate of the Fund’s average daily net assets as follows: 0.05% up to $20 million; 0.0333% from $20 million to $100 million; and 0.01% in excess of $100 million. During the six-month period ended April 30, 2024, the effective management fee rate was 0.63%, inclusive of a fee for fund accounting services of 0.01% of the Fund’s average daily net assets.
In addition, New York Life Investments waived fees and/or reimbursed expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares did not exceed those of Class I.
During the six-month period ended April 30, 2024, New York Life Investments earned fees from the Fund in the amount of $3,237,742 and waived fees and/or reimbursed expenses in the amount of $17,619 and paid MacKay Shields and Epoch fees of $684,731 and $946,679, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the period November 1, 2023 through February 28, 2024, shareholder service fees incurred by the Fund were as follows:

Class R2*	$258
Class R3*	862

*	Effective at the close of business on February 23, 2024, Class R2 and R3 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2024, were $8,361 and $1,483, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the

48	MainStay Income Builder Fund

six-month period ended April 30, 2024, of $2,865, $10 and $971, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$315,650	$ —
Investor Class	116,452	(9,727)
Class B	6,985	(544)
Class C	94,004	(7,348)
Class I	130,218	—
Class R2*	246	—
Class R3*	835	—
Class R6	83	—
SIMPLE Class	16	—

*	Effective at the close of business on February 23, 2024, Class R2 and R3 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$33,040	0.7%
SIMPLE Class	27,783	45.0
Note 4-Federal Income Tax
As of April 30, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$868,567,647	$174,395,158	$(43,304,978)	$131,090,180
As of October 31, 2023, for federal income tax purposes, capital loss carryforwards of $141,562,671, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$68,552	$73,011
During the year ended October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$31,406,402

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
49

Notes to Financial Statements (Unaudited) (continued)
Effective July 25, 2023, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 23, 2024, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 25, 2023, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2024, purchases and sales of U.S. government securities were $42,813 and $40,971, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $170,844 and $233,497, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2024 and the year ended October 31, 2023, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	1,136,919	$ 21,308,177
Shares issued to shareholders in reinvestment of distributions	571,190	10,724,254
Shares redeemed	(3,379,999)	(62,645,621)
Net increase (decrease) in shares outstanding before conversion	(1,671,890)	(30,613,190)
Shares converted into Class A (See Note 1)	169,378	3,198,958
Shares converted from Class A (See Note 1)	(3,062)	(57,700)
Net increase (decrease)	(1,505,574)	$ (27,471,932)
Year ended October 31, 2023:
Shares sold	2,516,059	$ 44,732,737
Shares issued to shareholders in reinvestment of distributions	1,005,132	17,879,452
Shares redeemed	(7,406,928)	(131,321,645)
Net increase (decrease) in shares outstanding before conversion	(3,885,737)	(68,709,456)
Shares converted into Class A (See Note 1)	291,472	5,184,646
Shares converted from Class A (See Note 1)	(36,894)	(662,235)
Net increase (decrease)	(3,631,159)	$ (64,187,045)

Investor Class	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	60,704	$ 1,139,676
Shares issued to shareholders in reinvestment of distributions	52,254	981,976
Shares redeemed	(158,975)	(2,965,353)
Net increase (decrease) in shares outstanding before conversion	(46,017)	(843,701)
Shares converted into Investor Class (See Note 1)	26,690	499,332
Shares converted from Investor Class (See Note 1)	(120,506)	(2,281,432)
Net increase (decrease)	(139,833)	$ (2,625,801)
Year ended October 31, 2023:
Shares sold	90,287	$ 1,616,764
Shares issued to shareholders in reinvestment of distributions	89,388	1,591,424
Shares redeemed	(311,892)	(5,555,979)
Net increase (decrease) in shares outstanding before conversion	(132,217)	(2,347,791)
Shares converted into Investor Class (See Note 1)	73,402	1,313,515
Shares converted from Investor Class (See Note 1)	(159,583)	(2,836,066)
Net increase (decrease)	(218,398)	$ (3,870,342)

50	MainStay Income Builder Fund

Class B	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	121	$ 2,281
Shares issued to shareholders in reinvestment of distributions	2,135	40,358
Shares redeemed	(54,510)	(1,031,418)
Net increase (decrease) in shares outstanding before conversion	(52,254)	(988,779)
Shares converted from Class B (See Note 1)	(57,116)	(1,080,459)
Net increase (decrease)	(109,370)	$ (2,069,238)
Year ended October 31, 2023:
Shares sold	605	$ 10,870
Shares issued to shareholders in reinvestment of distributions	5,764	103,489
Shares redeemed	(138,480)	(2,470,402)
Net increase (decrease) in shares outstanding before conversion	(132,111)	(2,356,043)
Shares converted from Class B (See Note 1)	(119,904)	(2,158,112)
Net increase (decrease)	(252,015)	$ (4,514,155)

Class C	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	30,559	$ 567,110
Shares issued to shareholders in reinvestment of distributions	30,714	580,271
Shares redeemed	(579,017)	(10,874,723)
Net increase (decrease) in shares outstanding before conversion	(517,744)	(9,727,342)
Shares converted from Class C (See Note 1)	(16,935)	(318,052)
Net increase (decrease)	(534,679)	$ (10,045,394)
Year ended October 31, 2023:
Shares sold	159,179	$ 2,846,128
Shares issued to shareholders in reinvestment of distributions	63,835	1,143,404
Shares redeemed	(1,697,231)	(30,355,059)
Net increase (decrease) in shares outstanding before conversion	(1,474,217)	(26,365,527)
Shares converted from Class C (See Note 1)	(90,561)	(1,625,127)
Net increase (decrease)	(1,564,778)	$ (27,990,654)

Class I	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	608,032	$ 11,453,192
Shares issued to shareholders in reinvestment of distributions	219,539	4,170,026
Shares redeemed	(2,428,869)	(45,521,365)
Net increase (decrease) in shares outstanding before conversion	(1,601,298)	(29,898,147)
Shares converted into Class I (See Note 1)	4,494	82,521
Shares converted from Class I (See Note 1)	(2,233)	(42,741)
Net increase (decrease)	(1,599,037)	$ (29,858,367)
Year ended October 31, 2023:
Shares sold	1,796,301	$ 32,376,320
Shares issued to shareholders in reinvestment of distributions	444,143	7,996,518
Shares redeemed	(7,013,152)	(125,777,077)
Net increase (decrease) in shares outstanding before conversion	(4,772,708)	(85,404,239)
Shares converted into Class I (See Note 1)	46,598	844,048
Shares converted from Class I (See Note 1)	(3,335)	(60,669)
Net increase (decrease)	(4,729,445)	$ (84,620,860)

Class R2	Shares	Amount
Six-month period ended April 30, 2024: (a)
Shares sold	377	$ 6,824
Shares issued to shareholders in reinvestment of distributions	305	5,634
Shares redeemed	(53,390)	(1,012,078)
Net increase (decrease)	(52,708)	$ (999,620)
Year ended October 31, 2023:
Shares sold	2,805	$ 50,119
Shares issued to shareholders in reinvestment of distributions	1,039	18,485
Shares redeemed	(52,059)	(910,048)
Net increase (decrease)	(48,215)	$ (841,444)

Class R3	Shares	Amount
Six-month period ended April 30, 2024: (a)
Shares sold	5,786	$ 104,313
Shares issued to shareholders in reinvestment of distributions	1,111	20,498
Shares redeemed	(154,949)	(2,948,093)
Net increase (decrease) in shares outstanding before conversion	(148,052)	(2,823,282)
Shares converted from Class R3 (See Note 1)	(23)	(427)
Net increase (decrease)	(148,075)	$ (2,823,709)
Year ended October 31, 2023:
Shares sold	43,427	$ 771,918
Shares issued to shareholders in reinvestment of distributions	3,348	59,503
Shares redeemed	(31,580)	(565,878)
Net increase (decrease)	15,195	$ 265,543

51

Notes to Financial Statements (Unaudited) (continued)
Class R6	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	40,409	$ 771,975
Shares issued to shareholders in reinvestment of distributions	2,183	41,517
Shares redeemed	(33,279)	(617,461)
Net increase (decrease)	9,313	$ 196,031
Year ended October 31, 2023:
Shares sold	231,026	$ 4,169,733
Shares issued to shareholders in reinvestment of distributions	17,949	326,250
Shares redeemed	(5,248,518)	(93,598,773)
Net increase (decrease)	(4,999,543)	$ (89,102,790)

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	1,110	$ 20,637
Shares issued to shareholders in reinvestment of distributions	46	876
Net increase (decrease)	1,156	$ 21,513
Year ended October 31, 2023:
Shares sold	294	$ 5,246
Shares issued to shareholders in reinvestment of distributions	50	900
Shares redeemed	(235)	(4,285)
Net increase (decrease)	109	$ 1,861

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Other Matters
As of the date of this report, the Fund faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Fund's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Fund's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2024, events and transactions subsequent to April 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
52	MainStay Income Builder Fund

Board Consideration and Approval of Management Agreement and Subadvisory Agreements (Unaudited)
The continuation of the Management Agreement with respect to the MainStay Income Builder Fund (“Fund”) and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreements between New York Life Investments and each of MacKay Shields LLC (“MacKay”) and Epoch Investment Partners, Inc. (“Epoch”) with respect to the Fund (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of The MainStay Funds (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 6–7, 2023 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments, MacKay and Epoch in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2023 through December 2023, including information and materials furnished by New York Life Investments, MacKay and Epoch in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on the Fund and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on the Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments, MacKay and/or Epoch that follow investment strategies similar to those of the Fund, if any, and, when applicable, the rationale for differences in the Fund’s management and subadvisory fees and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of the Fund and investment-related matters for the Fund as well as presentations from New York Life Investments and, generally annually,
MacKay and Epoch personnel.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to the Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2023 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding the Fund’s distribution arrangements.  In addition, the Board received information regarding the Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share classes of the Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments, MacKay and Epoch; (ii) the qualifications of the portfolio managers of the Fund and the historical investment performance of the Fund, New York Life Investments, MacKay and Epoch; (iii) the costs of the services provided, and profits realized, by New York Life Investments, MacKay and Epoch with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between the Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of the Fund’s management fee and total ordinary operating expenses as compared to the peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the MainStay Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing the Fund.  With respect to

53

Board Consideration and Approval of Management Agreement and Subadvisory Agreements (Unaudited) (continued)
each Subadvisory Agreement, the Board took into account New York Life Investments’ recommendation to approve the continuation of the Subadvisory Agreement.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments, MacKay and Epoch.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments, MacKay and Epoch resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the MainStay Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the MainStay Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that the Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 6–7, 2023 meeting are summarized in more detail below.
Nature, Extent and Quality of Services Provided by New York Life Investments, MacKay and Epoch
The Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of the Fund and considered that the Fund operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by MacKay and Epoch, evaluating the performance of MacKay and Epoch, making recommendations to the Board as to whether the Subadvisory Agreements should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to the Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to the Fund, including New York Life Investments’ oversight and due diligence reviews of MacKay and Epoch and ongoing analysis of, and interactions with, MacKay and Epoch with respect to, among other things, the Fund’s investment performance and risks as well as MacKay’s and Epoch’s investment capabilities and subadvisory services with respect to the Fund.
The Board also considered the range of services that New York Life Investments provides to the Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including supervision and implementation of the Fund’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to the Fund and has over time provided an increasingly broad array of non-advisory services to the MainStay Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that MacKay and Epoch provide to the Fund and considered the terms of each of the Advisory Agreements.  The Board evaluated MacKay’s and Epoch’s experience and performance in serving as subadvisor to the Fund and advising other portfolios and MacKay’s and Epoch’s track record and experience in providing investment advisory services as well as the experience of investment advisory, senior management and/or administrative personnel at MacKay and Epoch.  The Board considered New York Life Investments’, MacKay’s and Epoch’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments, MacKay and Epoch and acknowledged their commitment to further developing and strengthening compliance programs that may relate to the Fund.  The Board also considered MacKay’s and Epoch’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the Fund.  In this regard, the Board considered the qualifications and experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.
In addition, the Board considered information provided by New York Life Investments, MacKay and Epoch regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that the Fund would likely continue to benefit from the nature, extent and quality of these services.

54	MainStay Income Builder Fund

Investment Performance
In evaluating the Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective, strategies and risks.  The Board considered investment reports on, and analysis of, the Fund’s performance provided to the Board throughout the year.  These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to a relevant investment category and the Fund’s benchmarks, the Fund’s risk-adjusted investment performance and the Fund’s investment performance as compared to peer funds, as appropriate, as well as portfolio attribution information and commentary on the effect of market conditions.  The Board also considered information provided by ISS showing the investment performance of the Fund as compared to peer funds.  In addition, the Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.
The Board also took into account its discussions with senior management at New York Life Investments concerning the Fund’s investment performance over various periods as well as discussions between representatives of MacKay and Epoch and the members of the Board’s Investment Committee, which generally occur on an annual basis.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments, MacKay and Epoch
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund as well as of New York Life Investments and its affiliates due to their relationships with the MainStay Group of Funds.  Because MacKay is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the Fund, the Board considered cost and profitability information for New York Life Investments and MacKay in the aggregate.  With respect to the profitability of Epoch’s relationship with the Fund, the Board considered information from New York Life Investments that Epoch’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the Fund, and the relevance of Epoch’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the Fund.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, MacKay and Epoch and profitability of New York Life Investments and its affiliates, including MacKay, and Epoch due to their relationships with the Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’, including MacKay’s, and Epoch’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Fund, and that New York Life Investments is responsible for paying the subadvisory fee for the Fund.  The Board also considered the financial resources of New York Life Investments, MacKay and Epoch and acknowledged that New York Life Investments, MacKay and Epoch must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments, MacKay and Epoch to continue to provide high-quality services to the Fund.  The Board recognized that the Fund benefits from the allocation of certain fixed costs among the funds in the MainStay Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the MainStay Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to the Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including MacKay, and Epoch and its affiliates due to their relationships with the Fund, including reputational and other indirect benefits.  The Board recognized, for example, the benefits to MacKay and Epoch from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to MacKay and Epoch in exchange for commissions paid by the Fund with respect to trades in the Fund’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between Epoch and its affiliates and New York Life Investments and its affiliates and considered the existence of a strategic partnership between New York Life Investments and Epoch that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the Subadvisory Agreement.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that serves as an investment option for the Fund, including the potential rationale for and costs associated with investments in this money market
55

Board Consideration and Approval of Management Agreement and Subadvisory Agreements (Unaudited) (continued)
fund by the Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to the Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing the Fund, New York Life Investments’ affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund’s transfer agent and distributor.  The Board considered information about these other revenues and their impact on the profitability of the relationship with the Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with the Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with the Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates, including MacKay, are reasonable and other expected benefits that may accrue to Epoch and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to Epoch, the Board considered that any profits realized by Epoch due to its relationship with the Fund are the result of arm’s-length negotiations between New York Life Investments and Epoch, acknowledging that any such profits are based on the subadvisory fee paid to Epoch by New York Life Investments, not the Fund.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and the Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to MacKay and Epoch is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments.
In assessing the reasonableness of the Fund’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.  In addition, the Board considered information provided by New York Life Investments, MacKay and Epoch on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the Fund, if any.  The Board considered the contractual management fee schedule for the Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as the Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and expense limitation arrangements on the Fund’s net management fee and expenses.  The Board also considered that in proposing fees for the Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2023 meeting, regarding the reasonableness of the Fund’s transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and the Fund’s transfer agent, charges the Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to the Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of the Fund.  The Board acknowledged the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
Based on the factors outlined above, among other considerations, the Board concluded that the Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Fund and whether the Fund’s management fee and expense structure permits any economies of scale to be appropriately shared with the Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund

56	MainStay Income Builder Fund

business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the MainStay Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to the Fund.  The Board reviewed information from New York Life Investments showing how the Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how the Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of the Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements.
57

Discussion of the Operation and Effectiveness of the Fund's Liquidity Risk Management Program (Unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”), which New York Life Investment Management LLC believes is reasonably designed to assess and manage the Fund's liquidity risk. A Fund's liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Board of Trustees of The MainStay Funds (the "Board") previously approved the designation of New York Life Investment Management LLC as administrator of the Program (the “Administrator”). The Administrator has established a Liquidity Risk Management Committee to assist the Administrator in the implementation and day-to-day administration of the Program and to otherwise support the Administrator in fulfilling its responsibilities under the Program.
At a meeting of the Board held on February 27, 2024, the Administrator provided the Board with a written report addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2023, through December 31, 2023 (the "Review Period"), as required under the Liquidity Rule. The report noted that the Administrator concluded that (i) the Program operated effectively to assess and manage the Fund's liquidity risk, (ii) the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund's liquidity developments and (iii) the Fund's investment strategy continues to be appropriate for an open-end fund. In addition, the report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and the liquidity classification methodologies, and discussed notable geopolitical, market and other economic events that impacted liquidity risk during the Review Period.
In accordance with the Program, the Fund's liquidity risk is assessed no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections, and (iii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The Administrator has delegated liquidity classification determinations to the Fund's subadvisors, subject to appropriate oversight by the Administrator, and liquidity classification determinations are made by taking into account the Fund's reasonably anticipated trade size, various market, trading and investment-specific considerations, as well as market depth, and, in certain cases, third-party vendor data.
The Liquidity Rule requires funds that do not primarily hold assets that are highly liquid investments to adopt a minimum amount of net assets that must be invested in highly liquid investments that are assets (an “HLIM”). In addition, the Liquidity Rule limits a fund's investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if, immediately after acquisition, doing so would result in a fund holding more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to determine, periodically review and comply with the HLIM requirement, as applicable, and to comply with the 15% limit on illiquid investments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
58	MainStay Income Builder Fund

Proxy Voting Policies and Procedures and Proxy Voting Record
The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. A description of the policies and procedures that are used to vote proxies relating to portfolio securities of the Fund is available free of charge upon request by calling 800-624-6782 or visiting the SEC’s website at www.sec.gov. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund's holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.
59

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MainStay Funds
Equity
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund
MainStay Fiera SMID Growth Fund
MainStay PineStone U.S. Equity Fund
MainStay S&P 500 Index Fund
MainStay Winslow Large Cap Growth Fund
MainStay WMC Enduring Capital Fund
MainStay WMC Growth Fund
MainStay WMC Small Companies Fund
MainStay WMC Value Fund
International Equity
MainStay Epoch International Choice Fund
MainStay PineStone International Equity Fund
MainStay WMC International Research Equity Fund
Emerging Markets Equity
MainStay Candriam Emerging Markets Equity Fund
Global Equity
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
MainStay PineStone Global Equity Fund
Fixed Income
Taxable Income
MainStay Candriam Emerging Markets Debt Fund
MainStay Floating Rate Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay Short Duration High Income Fund
MainStay MacKay Strategic Bond Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Infrastructure Bond Fund
MainStay Short Term Bond Fund
Tax-Exempt Income
MainStay MacKay Arizona Muni Fund
MainStay MacKay California Tax Free Opportunities Fund1
MainStay MacKay Colorado Muni Fund
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund2
MainStay MacKay Oregon Muni Fund
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Strategic Municipal Allocation Fund
MainStay MacKay Tax Free Bond Fund
MainStay MacKay Utah Muni Fund
Money Market
MainStay Money Market Fund
Mixed Asset
MainStay Balanced Fund
MainStay Income Builder Fund
MainStay MacKay Convertible Fund
Speciality
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Cushing MLP Premier Fund
Asset Allocation
MainStay Conservative Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Equity Allocation Fund
MainStay Equity ETF Allocation Fund
MainStay Growth Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund

Manager
New York Life Investment Management LLC
New York, New York
Subadvisors
Candriam3
Strassen, Luxembourg
CBRE Investment Management Listed Real Assets LLC
Radnor, Pennsylvania
Cushing Asset Management, LP
Dallas, Texas
Epoch Investment Partners, Inc.
New York, New York
Fiera Capital Inc.
New York, New York
IndexIQ Advisors LLC3
New York, New York
MacKay Shields LLC3
New York, New York
NYL Investors LLC3
New York, New York
PineStone Asset Management Inc.
Montreal, Québec
Wellington Management Company LLP
Boston, Massachusetts
Winslow Capital Management, LLC
Minneapolis, Minnesota
Legal Counsel
Dechert LLP
Washington, District of Columbia
Independent Registered Public Accounting Firm
KPMG LLP
Philadelphia, Pennsylvania
Distributor
NYLIFE Distributors LLC3
Jersey City, New Jersey
Custodian
JPMorgan Chase Bank, N.A.
New York, New York

  1.
This Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA (all share classes); and MI (Class A and Class I shares only); and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I and Class C2 shares only).
2.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY, VT (all share classes) and SD (Class R6 shares only).
3.	An affiliate of New York Life Investment Management LLC.
Not part of the Semiannual Report

For more information
800-624-6782
newyorklifeinvestments.com
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.
©2024 NYLIFE Distributors LLC. All rights reserved.
5013759 MS081-24	MSIB10-06/24
(NYLIM) NL216

MainStay MacKay Convertible Fund

Message from the President and Semiannual Report
Unaudited  |  April 30, 2024
Special Notice:
Beginning in July 2024, new regulations issued by the Securities and Exchange Commission (SEC) will take effect requiring open-end mutual fund companies and ETFs to (1) overhaul the content of their shareholder reports and (2) mail paper copies of the new tailored shareholder reports to shareholders who have not opted to receive these documents electronically.
If you have not yet elected to receive your shareholder reports electronically, please contact your financial intermediary or visit newyorklifeinvestments.com/accounts.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President
Stock and bond markets gained broad ground during the six-month period ended April 30, 2024, bolstered by better-than-expected economic growth and the prospect of monetary easing in the face of a myriad of macroeconomic and geopolitical challenges.
Throughout the reporting period, interest rates remained at their highest levels in decades in most developed countries, with the U.S. federal funds rate in the 5.25%−5.50% range, as central banks struggled to bring inflation under control. Early in the reporting period, the U.S. Federal Reserve began to forecast interest rate cuts in 2024, but delayed action as inflation remained stubbornly high, fluctuating between 3.1% and 3.5%. Nevertheless, despite the increasing cost of capital and tighter lending environment that resulted from sustained high rates, economic growth remained surprisingly robust, supported by high levels of consumer spending, low unemployment and strong corporate earnings. Investors tended to shrug off concerns related to sticky inflation and high interest rates—not to mention the ongoing war in Ukraine, intensifying hostilities in the Middle East and simmering tensions between China and the United States—focusing instead on the positives of continued economic growth and surprisingly strong corporate profits.
The S&P 500® Index, a widely regarded benchmark of U.S. market performance, produced double-digit gains, reaching record levels in March 2024. Market strength, which had been narrowly focused on mega-cap, technology-related stocks during the previous six months broadened significantly during the reporting period. All industry sectors produced positive results, with the strongest returns in communication services, information technology and industrials, and more moderate gains in the lagging energy, real estate and consumer staples areas. Growth-oriented shares slightly outperformed value-oriented issues, while large- and mid-cap stocks modestly outperformed their small-cap counterparts. Most overseas equity markets trailed the U.S. market, as developed international economies experienced relatively low growth rates, and weak economic conditions in China undermined emerging markets.
Bonds generally gained ground as well. The yield on the 10-year Treasury note ranged between approximately 4.7% and 3.8%, while the 2-year Treasury yield remained slightly higher, between approximately 5.0% and 4.1%, in an inverted curve pattern often viewed as indicative of an impending economic slowdown. Nevertheless, the prevailing environment of stable interest rates and attractive yields provided a favorable environment for fixed-income investors. Long-term Treasury bonds and investment-grade corporate bonds produced similar gains, while high yield bonds advanced by a slightly greater margin, despite the added risks implicit in an uptick in default rates. International bond markets modestly outperformed their U.S. counterparts, led by a rebound in the performance of emerging-markets debt.
The risks and uncertainties inherent in today’s markets call for the kind of insight and expertise that New York Life Investments offers through our one-on-one philosophy, long-lasting focus, and multi-boutique approach.
Thank you for trusting us to help you meet your investment needs.
Sincerely,
Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, which includes information about The MainStay Funds' Trustees, free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available on dfinview.com/NYLIM. Please read the Fund’s Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended April 30, 2024
Class	Sales Charge		Inception Date	Six Months[1]	One Year	Five Years	Ten Years	Gross Expense Ratio[2]
Class A Shares	Maximum 5.50% Initial Sales Charge	With sales charges	1/3/1995	2.58%	2.11%	7.21%	7.43%	0.95%
		Excluding sales charges		8.55	8.05	8.43	8.04	0.95
Investor Class Shares[3]	Maximum 5.00% Initial Sales Charge	With sales charges	2/28/2008	3.02	2.42	6.98	7.23	1.19
		Excluding sales charges		8.44	7.82	8.20	7.84	1.19
Class B Shares[4]	Maximum 5.00% CDSC	With sales charges	5/1/1986	3.06	2.01	7.10	7.03	1.94
	if Redeemed Within the First Six Years of Purchase	Excluding sales charges		8.06	7.01	7.40	7.03	1.94
Class C Shares	Maximum 1.00% CDSC	With sales charges	9/1/1998	7.08	6.02	7.40	7.04	1.94
	if Redeemed Within One Year of Purchase	Excluding sales charges		8.08	7.02	7.40	7.04	1.94
Class I Shares	No Sales Charge		11/28/2008	8.76	8.44	8.80	8.38	0.70

1.	Not annualized.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.
3.	Prior to June 30, 2020, the maximum initial sales charge was 5.50%, which is reflected in the applicable average annual total return figures shown.
4.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
5

Benchmark Performance*	Six Months[1]	One Year	Five Years	Ten Years
Bloomberg U.S. Aggregate Bond Index[2]	4.97%	-1.47%	-0.16%	1.20%
ICE BofA U.S. Convertible Index[3]	10.22	8.98	8.92	8.32
Morningstar Convertibles Category Average[4]	9.98	7.04	7.08	6.88

*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
1.	Not annualized.
2.	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
3.	The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.
4.	The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
6	MainStay MacKay Convertible Fund

Cost in Dollars of a $1,000 Investment in MainStay MacKay Convertible Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2023 to April 30, 2024, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 11/1/23	Ending Account Value (Based on Actual Returns and Expenses) 4/30/24	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 4/30/24	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,085.50	$4.87	$1,020.19	$4.72	0.94%
Investor Class Shares	$1,000.00	$1,084.40	$6.12	$1,019.00	$5.92	1.18%
Class B Shares	$1,000.00	$1,080.60	$9.98	$1,015.27	$9.67	1.93%
Class C Shares	$1,000.00	$1,080.80	$9.98	$1,015.27	$9.67	1.93%
Class I Shares	$1,000.00	$1,087.60	$3.17	$1,021.83	$3.07	0.61%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 366 and multiplied by 182 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
7

Portfolio Composition as of April 30, 2024 (Unaudited)
See Portfolio of Investments beginning on page 9 for specific holdings within these categories. The Fund's holdings are subject to change.

Top Ten Holdings and/or Issuers Held as of April 30, 2024 (excluding short-term investments) (Unaudited)
1.	Pioneer Natural Resources Co., 0.25%, due 5/15/25
2.	Microchip Technology, Inc., 0.125%, due 11/15/24
3.	Nice Ltd., (zero coupon), due 9/15/25
4.	NRG Energy, Inc., 2.75%, due 6/1/48
5.	BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27
6.	Tetra Tech, Inc., 2.25%, due 8/15/28
7.	Exact Sciences Corp., 1.75%, due 4/15/31
8.	Ford Motor Co., (zero coupon), due 3/15/26
9.	Palo Alto Networks, Inc., 0.375%, due 6/1/25
10.	Southwest Airlines Co., 1.25%, due 5/1/25

8	MainStay MacKay Convertible Fund

Portfolio of Investments April 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 0.6%
Corporate Bond 0.6%
Hotels, Restaurants & Leisure 0.6%
NCL Corp. Ltd.
5.375%, due 8/1/25	$ 7,547,000	$ 9,260,169
Total Long-Term Bonds (Cost $8,053,977)		9,260,169

Convertible Securities 96.4%
Convertible Bonds 91.7%
Automobile Components 1.2%
Patrick Industries, Inc.
1.75%, due 12/1/28	16,362,000	19,275,663
Automobiles 2.1%
Ford Motor Co.
(zero coupon), due 3/15/26	27,838,000	27,824,081
Rivian Automotive, Inc.
4.625%, due 3/15/29	7,336,000	5,017,824
		32,841,905
Beverages 1.3%
MGP Ingredients, Inc.
1.875%, due 11/15/41	19,959,000	20,692,648
Biotechnology 7.5%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,460,000	5,024,838
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27 (a)	33,561,000	32,831,048
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	8,746,000	6,887,475
Exact Sciences Corp.
1.75%, due 4/15/31 (b)	30,763,000	28,209,671
Halozyme Therapeutics, Inc.
1.00%, due 8/15/28	17,827,000	16,810,861
Ionis Pharmaceuticals, Inc.
(zero coupon), due 4/1/26	11,988,000	11,587,686
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29 (b)	13,892,000	15,678,216
		117,029,795
Broadline Retail 1.3%
Etsy, Inc.
0.25%, due 6/15/28	25,139,000	19,822,101
	Principal Amount	Value

Commercial Services & Supplies 1.9%
Tetra Tech, Inc.
2.25%, due 8/15/28 (b)	$ 26,609,000	$ 30,175,936
Communications Equipment 1.9%
Infinera Corp.
2.50%, due 3/1/27	7,050,000	6,615,761
Lumentum Holdings, Inc.
0.50%, due 12/15/26	25,385,000	22,350,750
		28,966,511
Consumer Staples Distribution & Retail 1.0%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	15,112,000	15,495,513
Electric Utilities 3.8%
NRG Energy, Inc.
2.75%, due 6/1/48	19,326,000	34,641,855
PG&E Corp.
4.25%, due 12/1/27 (b)	24,558,000	24,625,534
		59,267,389
Electrical Equipment 0.4%
Array Technologies, Inc.
1.00%, due 12/1/28	7,636,000	6,511,599
Electronic Equipment, Instruments & Components 1.2%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28 (b)	18,209,000	18,086,544
Energy Equipment & Services 1.3%
Oil States International, Inc.
4.75%, due 4/1/26	20,837,000	19,440,921
Entertainment 3.0%
Liberty Media Corp.
2.25%, due 8/15/27	13,561,000	14,138,471
3.75%, due 3/15/28	13,850,000	14,944,150
Live Nation Entertainment, Inc.
3.125%, due 1/15/29 (a)	16,065,000	17,485,146
		46,567,767
Financial Services 3.8%
Block, Inc.
0.125%, due 3/1/25	19,416,000	19,279,117
Euronet Worldwide, Inc.
0.75%, due 3/15/49 (a)	11,900,000	11,584,650

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Convertible Bonds (continued)
Financial Services (continued)
Global Payments, Inc.
1.50%, due 3/1/31 (b)	$ 12,415,000	$ 12,402,585
Shift4 Payments, Inc.
(zero coupon), due 12/15/25	14,428,000	14,924,323
		58,190,675
Food Products 1.1%
Post Holdings, Inc.
2.50%, due 8/15/27	14,839,000	16,634,519
Ground Transportation 1.3%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28 (b)	17,288,000	19,423,068
Health Care Equipment & Supplies 13.3%
CONMED Corp.
2.25%, due 6/15/27	23,095,000	20,388,266
DexCom, Inc.
0.25%, due 11/15/25	16,375,000	17,205,529
Envista Holdings Corp.
1.75%, due 8/15/28 (b)	13,795,000	11,777,481
Haemonetics Corp.
(zero coupon), due 3/1/26	9,226,000	8,467,623
Integer Holdings Corp.
2.125%, due 2/15/28	17,324,000	24,166,980
Integra LifeSciences Holdings Corp.
0.50%, due 8/15/25	8,670,000	8,121,623
iRhythm Technologies, Inc.
1.50%, due 9/1/29 (b)	3,615,000	3,676,455
Lantheus Holdings, Inc.
2.625%, due 12/15/27	23,906,000	27,044,872
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (b)	23,436,000	25,193,700
NuVasive, Inc.
0.375%, due 3/15/25	8,085,000	7,719,154
Omnicell, Inc.
0.25%, due 9/15/25	9,388,000	8,812,985
Shockwave Medical, Inc.
1.00%, due 8/15/28 (b)	13,928,000	17,718,834
TransMedics Group, Inc.
1.50%, due 6/1/28 (b)	21,226,000	26,559,033
		206,852,535
Health Care Technology 0.6%
Teladoc Health, Inc.
1.25%, due 6/1/27	11,764,000	9,925,287
	Principal Amount	Value

Hotel & Resort REITs 0.7%
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	$ 12,566,000	$ 11,045,514
Hotels, Restaurants & Leisure 6.3%
Booking Holdings, Inc.
0.75%, due 5/1/25	10,000,000	18,394,000
Carnival Corp.
5.75%, due 12/1/27	16,225,000	22,877,250
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,208,000	8,135,113
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,822,000	2,606,214
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26	3,110,000	2,894,788
NCL Corp. Ltd.
6.00%, due 5/15/24	2,849,000	3,933,329
Royal Caribbean Cruises Ltd.
6.00%, due 8/15/25	3,620,000	10,332,838
Sabre GLBL, Inc.
4.00%, due 4/15/25	1,835,000	1,739,580
Vail Resorts, Inc.
(zero coupon), due 1/1/26	28,521,000	26,025,413
		96,938,525
Interactive Media & Services 2.2%
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (b)	12,450,000	11,233,635
Snap, Inc.
(zero coupon), due 5/1/27	10,018,000	8,169,679
0.125%, due 3/1/28	12,073,000	9,483,341
Ziff Davis, Inc.
1.75%, due 11/1/26	5,220,000	4,746,938
		33,633,593
IT Services 2.3%
Akamai Technologies, Inc.
0.375%, due 9/1/27	16,800,000	17,127,600
MongoDB, Inc.
0.25%, due 1/15/26	7,075,000	12,579,081
Okta, Inc.
0.125%, due 9/1/25	5,611,000	5,316,422
		35,023,103
Machinery 0.6%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	8,991,000	9,676,564

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	MainStay MacKay Convertible Fund

	Principal Amount	Value
Convertible Bonds (continued)
Media 0.6%
Liberty Broadband Corp.
3.125%, due 3/31/53 (b)	$ 9,263,000	$ 8,650,716
Oil, Gas & Consumable Fuels 5.1%
Kosmos Energy Ltd.
3.125%, due 3/15/30 (b)	8,776,000	9,326,694
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	6,400,000	7,917,120
Permian Resources Operating LLC
3.25%, due 4/1/28	6,937,000	19,678,104
Pioneer Natural Resources Co.
0.25%, due 5/15/25	14,549,000	42,697,678
		79,619,596
Passenger Airlines 2.2%
American Airlines Group, Inc.
6.50%, due 7/1/25	7,040,000	7,697,586
Southwest Airlines Co.
1.25%, due 5/1/25	27,566,000	27,118,052
		34,815,638
Pharmaceuticals 2.1%
Amphastar Pharmaceuticals, Inc.
2.00%, due 3/15/29 (b)	17,252,000	16,737,890
Pacira BioSciences, Inc.
0.75%, due 8/1/25	16,524,000	15,635,835
		32,373,725
Professional Services 0.2%
Parsons Corp.
2.625%, due 3/1/29 (b)	3,638,000	3,818,081
Real Estate Management & Development 1.1%
Zillow Group, Inc.
2.75%, due 5/15/25 (a)	16,626,000	16,892,016
Semiconductors & Semiconductor Equipment 5.6%
Enphase Energy, Inc.
(zero coupon), due 3/1/26	15,816,000	14,325,097
Impinj, Inc.
1.125%, due 5/15/27	4,665,000	7,345,975
Microchip Technology, Inc.
0.125%, due 11/15/24 (a)	33,300,000	35,964,000
ON Semiconductor Corp.
0.50%, due 3/1/29	23,069,000	22,348,094
	Principal Amount	Value

Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25	$ 7,790,000	$ 7,115,951
		87,099,117
Software 11.8%
Bentley Systems, Inc.
0.125%, due 1/15/26	3,570,000	3,627,120
BILL Holdings, Inc.
(zero coupon), due 12/1/25	4,680,000	4,326,660
Datadog, Inc.
0.125%, due 6/15/25	9,636,000	13,784,298
Dropbox, Inc.
(zero coupon), due 3/1/28	11,036,000	10,105,494
Envestnet, Inc.
2.625%, due 12/1/27 (a)	14,212,000	15,242,370
Five9, Inc.
1.00%, due 3/15/29 (b)	5,835,000	5,775,191
InterDigital, Inc.
2.00%, due 6/1/24	4,500,000	5,464,688
Model N, Inc.
1.875%, due 3/15/28	9,055,000	8,868,724
Nice Ltd.
(zero coupon), due 9/15/25	35,830,000	35,615,020
Nutanix, Inc.
0.25%, due 10/1/27	12,677,000	15,364,524
Palo Alto Networks, Inc.
0.375%, due 6/1/25	9,385,000	27,474,587
Progress Software Corp.
3.50%, due 3/1/30 (b)	3,590,000	3,503,840
Q2 Holdings, Inc.
0.75%, due 6/1/26	4,395,000	4,129,982
Rapid7, Inc.
1.25%, due 3/15/29 (b)	6,025,000	5,855,095
Vertex, Inc.
0.75%, due 5/1/29 (b)	4,856,000	5,093,944
Workiva, Inc.
1.25%, due 8/15/28 (b)	7,850,000	7,057,150
Zscaler, Inc.
0.125%, due 7/1/25	8,613,000	10,947,123
		182,235,810
Specialty Retail 0.7%
Burlington Stores, Inc.
1.25%, due 12/15/27 (b)	9,505,000	10,374,708
Technology Hardware, Storage & Peripherals 2.2%
Seagate HDD Cayman
3.50%, due 6/1/28 (b)	13,575,000	16,303,575
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Convertible Bonds (continued)
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.
(zero coupon), due 3/1/29 (b)	$ 7,906,000	$ 8,087,838
Western Digital Corp.
3.00%, due 11/15/28 (b)	6,875,000	10,401,875
		34,793,288
Total Convertible Bonds (Cost $1,362,640,071)		1,422,190,370

	Shares

Convertible Preferred Stocks 4.7%
Banks 1.8%
Bank of America Corp.
Series L
7.25% (c)	12,072	13,882,800
Wells Fargo & Co.
Series L
7.50% (c)	11,552	13,232,123
		27,114,923
Electric Utilities 1.2%
NextEra Energy, Inc.
6.926%	450,000	18,337,500
Financial Services 1.1%
Apollo Global Management, Inc.
6.75%	289,050	17,626,269
Machinery 0.6%
Chart Industries, Inc.
Series B
6.75%	163,900	9,417,694
Total Convertible Preferred Stocks (Cost $73,868,842)		72,496,386
Total Convertible Securities (Cost $1,436,508,913)		1,494,686,756
Common Stocks 1.4%
Life Sciences Tools & Services 1.1%
Danaher Corp.	73,404	18,102,894
Oil, Gas & Consumable Fuels 0.3%
Kosmos Energy Ltd. (d)	731,525	4,147,747
Total Common Stocks (Cost $23,439,525)		22,250,641
	Shares	Value
Short-Term Investments 5.9%
Affiliated Investment Company 2.1%
MainStay U.S. Government Liquidity Fund, 5.242% (e)	33,156,122	$ 33,156,122
Unaffiliated Investment Companies 3.8%
BlackRock Liquidity FedFund, 5.303% (e)(f)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, 5.327% (e)(f)	10,000,000	10,000,000
Fidelity Government Portfolio, 5.296% (e)(f)	15,000,000	15,000,000
Invesco Government & Agency Portfolio, 5.309% (e)(f)	4,675,067	4,675,067
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 5.321% (e)(f)	10,000,000	10,000,000
RBC U.S. Government Money Market Fund, 5.297% (e)(f)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, 5.308% (e)(f)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, 5.30% (e)(f)	2,000,000	2,000,000
		58,675,067
Total Short-Term Investments (Cost $91,831,189)		91,831,189
Total Investments (Cost $1,559,833,604)	104.3%	1,618,028,755
Other Assets, Less Liabilities	(4.3)	(66,653,869)
Net Assets	100.0%	$ 1,551,374,886

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.

(a)	All or a portion of this security was held on loan. As of April 30, 2024, the aggregate market value of securities on loan was $56,925,532. The Fund received cash collateral with a value of $58,675,067. (See Note 2(G))
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Non-income producing security.
(e)	Current yield as of April 30, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	MainStay MacKay Convertible Fund

(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 121,939	$ 216,371	$ (305,154)	$ —	$ —	$ 33,156	$ 1,893	$ —	33,156
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bond	$ —	$ 9,260,169	$ —	$ 9,260,169
Total Corporate Bond	—	9,260,169	—	9,260,169
Convertible Securities
Convertible Bonds	—	1,422,190,370	—	1,422,190,370
Convertible Preferred Stocks	72,496,386	—	—	72,496,386
Total Convertible Securities	72,496,386	1,422,190,370	—	1,494,686,756
Common Stocks	22,250,641	—	—	22,250,641
Short-Term Investments
Affiliated Investment Company	33,156,122	—	—	33,156,122
Unaffiliated Investment Companies	58,675,067	—	—	58,675,067
Total Short-Term Investments	91,831,189	—	—	91,831,189
Total Investments in Securities	$ 186,578,216	$ 1,431,450,539	$ —	$ 1,618,028,755

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statement of Assets and Liabilities as of April 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,526,677,482) including securities on loan of $56,925,532	$1,584,872,633
Investment in affiliated investment companies, at value (identified cost $33,156,122)	33,156,122
Cash	13,630
Receivables:
Investment securities sold	15,125,885
Dividends and interest	5,873,144
Fund shares sold	1,092,384
Securities lending	104,708
Other assets	83,890
Total assets	1,640,322,396
Liabilities
Cash collateral received for securities on loan	58,675,067
Payables:
Investment securities purchased	28,078,326
Fund shares redeemed	973,838
Manager (See Note 3)	648,075
Transfer agent (See Note 3)	327,360
NYLIFE Distributors (See Note 3)	170,018
Professional fees	58,772
Custodian	14,068
Trustees	398
Accrued expenses	1,588
Total liabilities	88,947,510
Net assets	$1,551,374,886
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$ 858,959
Additional paid-in-capital	1,460,874,730
1,461,733,689
Total distributable earnings (loss)	89,641,197
Net assets	$1,551,374,886
Class A
Net assets applicable to outstanding shares	$653,748,402
Shares of beneficial interest outstanding	36,230,545
Net asset value per share outstanding	$ 18.04
Maximum sales charge (5.50% of offering price)	1.05
Maximum offering price per share outstanding	$ 19.09
Investor Class
Net assets applicable to outstanding shares	$ 40,426,294
Shares of beneficial interest outstanding	2,241,773
Net asset value per share outstanding	$ 18.03
Maximum sales charge (5.00% of offering price)	0.95
Maximum offering price per share outstanding	$ 18.98
Class B
Net assets applicable to outstanding shares	$ 1,826,214
Shares of beneficial interest outstanding	104,191
Net asset value and offering price per share outstanding	$ 17.53
Class C
Net assets applicable to outstanding shares	$ 29,282,450
Shares of beneficial interest outstanding	1,673,532
Net asset value and offering price per share outstanding	$ 17.50
Class I
Net assets applicable to outstanding shares	$826,091,526
Shares of beneficial interest outstanding	45,645,903
Net asset value and offering price per share outstanding	$ 18.10

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	MainStay MacKay Convertible Fund

Statement of Operations for the six months ended April 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Interest	$ 9,606,154
Dividends-unaffiliated	2,784,309
Dividends-affiliated	1,892,592
Securities lending, net	721,990
Total income	15,005,045
Expenses
Manager (See Note 3)	4,268,832
Distribution/Service—Class A (See Note 3)	832,162
Distribution/Service—Investor Class (See Note 3)	51,081
Distribution/Service—Class B (See Note 3)	12,255
Distribution/Service—Class C (See Note 3)	152,568
Transfer agent (See Note 3)	960,569
Professional fees	87,526
Registration	47,778
Shareholder communication	29,636
Trustees	19,905
Custodian	17,282
Miscellaneous	33,930
Total expenses before waiver/reimbursement	6,513,524
Expense waiver/reimbursement from Manager (See Note 3)	(328,676)
Net expenses	6,184,848
Net investment income (loss)	8,820,197
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	54,049,851
Net change in unrealized appreciation (depreciation) on unaffiliated investments	66,880,983
Net realized and unrealized gain (loss)	120,930,834
Net increase (decrease) in net assets resulting from operations	$129,751,031
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Statements of Changes in Net Assets
for the six months ended April 30, 2024 (Unaudited) and the year ended October 31, 2023
	Six months ended April 30, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 8,820,197	$ 18,793,748
Net realized gain (loss)	54,049,851	37,264,047
Net change in unrealized appreciation (depreciation)	66,880,983	(77,962,200)
Net increase (decrease) in net assets resulting from operations	129,751,031	(21,904,405)
Distributions to shareholders:
Class A	(23,629,062)	(28,543,013)
Investor Class	(1,413,517)	(1,663,727)
Class B	(83,449)	(165,522)
Class C	(1,011,385)	(1,214,881)
Class I	(29,988,601)	(36,064,849)
Total distributions to shareholders	(56,126,014)	(67,651,992)
Capital share transactions:
Net proceeds from sales of shares	183,945,256	347,611,752
Net asset value of shares issued to shareholders in reinvestment of distributions	52,622,085	63,333,222
Cost of shares redeemed	(278,848,609)	(426,265,819)
Increase (decrease) in net assets derived from capital share transactions	(42,281,268)	(15,320,845)
Net increase (decrease) in net assets	31,343,749	(104,877,242)
Net Assets
Beginning of period	1,520,031,137	1,624,908,379
End of period	$1,551,374,886	$1,520,031,137
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	MainStay MacKay Convertible Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class A		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 17.21	$ 18.22	$ 25.40	$ 20.90	$ 17.81	$ 17.07
Net investment income (loss) (a)	0.09	0.18	0.07	0.05	0.06	0.12
Net realized and unrealized gain (loss)	1.38	(0.45)	(2.50)	6.01	3.47	1.60
Total from investment operations	1.47	(0.27)	(2.43)	6.06	3.53	1.72
Less distributions:
From net investment income	(0.64)	(0.29)	(0.26)	(0.13)	(0.13)	(0.15)
From net realized gain on investments	—	(0.45)	(4.49)	(1.43)	(0.31)	(0.83)
Total distributions	(0.64)	(0.74)	(4.75)	(1.56)	(0.44)	(0.98)
Net asset value at end of period	$ 18.04	$ 17.21	$ 18.22	$ 25.40	$ 20.90	$ 17.81
Total investment return (b)	8.55%	(1.54)%	(11.12)%	30.06%	20.27%	10.75%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.99%††	1.03%	0.37%	0.19%	0.33%	0.67%
Net expenses (c)	0.94%††	0.94%	0.93%	0.91%	0.96%	0.98%
Portfolio turnover rate	18%	33%	14%	49%	46%	23%
Net assets at end of period (in 000’s)	$ 653,748	$ 643,975	$ 710,774	$ 891,433	$ 657,626	$ 545,605

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30, 2024*	Year Ended October 31,
Investor Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 17.20	$ 18.21	$ 25.39	$ 20.90	$ 17.80	$ 17.07
Net investment income (loss) (a)	0.07	0.14	0.03	(0.00)‡	0.03	0.09
Net realized and unrealized gain (loss)	1.38	(0.45)	(2.50)	6.00	3.47	1.59
Total from investment operations	1.45	(0.31)	(2.47)	6.00	3.50	1.68
Less distributions:
From net investment income	(0.62)	(0.25)	(0.22)	(0.08)	(0.09)	(0.12)
From net realized gain on investments	—	(0.45)	(4.49)	(1.43)	(0.31)	(0.83)
Total distributions	(0.62)	(0.70)	(4.71)	(1.51)	(0.40)	(0.95)
Net asset value at end of period	$ 18.03	$ 17.20	$ 18.21	$ 25.39	$ 20.90	$ 17.80
Total investment return (b)	8.44%	(1.77)%	(11.31)%	29.77%	20.08%	10.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.75%††	0.79%	0.17%	(0.01)%	0.13%	0.51%
Net expenses (c)	1.18%††(d)	1.18%	1.12%	1.12%	1.16%	1.15%
Expenses (before waiver/reimbursement) (c)	1.18%††	1.18%	1.12%	1.12%	1.16%	1.17%
Portfolio turnover rate	18%	33%	14%	49%	46%	23%
Net assets at end of period (in 000's)	$ 40,426	$ 39,301	$ 43,581	$ 53,738	$ 57,829	$ 59,242

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class B		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 16.75	$ 17.75	$ 24.95	$ 20.67	$ 17.68	$ 16.98
Net investment income (loss) (a)	0.00‡	0.01	(0.11)	(0.18)	(0.11)	(0.04)
Net realized and unrealized gain (loss)	1.35	(0.44)	(2.45)	5.93	3.44	1.60
Total from investment operations	1.35	(0.43)	(2.56)	5.75	3.33	1.56
Less distributions:
From net investment income	(0.57)	(0.12)	(0.15)	(0.04)	(0.03)	(0.03)
From net realized gain on investments	—	(0.45)	(4.49)	(1.43)	(0.31)	(0.83)
Total distributions	(0.57)	(0.57)	(4.64)	(1.47)	(0.34)	(0.86)
Net asset value at end of period	$ 17.53	$ 16.75	$ 17.75	$ 24.95	$ 20.67	$ 17.68
Total investment return (b)	8.06%	(2.51)%	(11.97)%	28.79%	19.15%	9.76%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.02%††	0.04%	(0.59)%	(0.76)%	(0.61)%	(0.23)%
Net expenses (c)	1.93%††(d)	1.93%	1.87%	1.87%	1.91%	1.90%
Expenses (before waiver/reimbursement) (c)	1.93%††	1.93%	1.87%	1.87%	1.91%	1.92%
Portfolio turnover rate	18%	33%	14%	49%	46%	23%
Net assets at end of period (in 000’s)	$ 1,826	$ 2,876	$ 6,170	$ 10,226	$ 10,454	$ 11,786

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	MainStay MacKay Convertible Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class C		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 16.72	$ 17.72	$ 24.92	$ 20.64	$ 17.65	$ 16.96
Net investment income (loss) (a)	0.00‡	0.01	(0.11)	(0.18)	(0.11)	(0.04)
Net realized and unrealized gain (loss)	1.35	(0.44)	(2.45)	5.93	3.44	1.59
Total from investment operations	1.35	(0.43)	(2.56)	5.75	3.33	1.55
Less distributions:
From net investment income	(0.57)	(0.12)	(0.15)	(0.04)	(0.03)	(0.03)
From net realized gain on investments	—	(0.45)	(4.49)	(1.43)	(0.31)	(0.83)
Total distributions	(0.57)	(0.57)	(4.64)	(1.47)	(0.34)	(0.86)
Net asset value at end of period	$ 17.50	$ 16.72	$ 17.72	$ 24.92	$ 20.64	$ 17.65
Total investment return (b)	8.08%	(2.51)%	(11.99)%	28.84%	19.18%	9.71%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.00%††‡‡	0.04%	(0.58)%	(0.77)%	(0.61)%	(0.23)%
Net expenses (c)	1.93%††(d)	1.93%	1.87%	1.87%	1.91%	1.90%
Expenses (before waiver/reimbursement) (c)	1.93%††	1.93%	1.87%	1.87%	1.91%	1.92%
Portfolio turnover rate	18%	33%	14%	49%	46%	23%
Net assets at end of period (in 000’s)	$ 29,282	$ 30,340	$ 38,837	$ 55,754	$ 52,999	$ 60,891

*	Unaudited.
‡	Less than one cent per share.
‡‡	Less than 0.01%.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class I		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 17.26	$ 18.27	$ 25.46	$ 20.95	$ 17.85	$ 17.11
Net investment income (loss) (a)	0.12	0.24	0.13	0.12	0.13	0.18
Net realized and unrealized gain (loss)	1.39	(0.45)	(2.51)	6.02	3.48	1.60
Total from investment operations	1.51	(0.21)	(2.38)	6.14	3.61	1.78
Less distributions:
From net investment income	(0.67)	(0.35)	(0.32)	(0.20)	(0.20)	(0.21)
From net realized gain on investments	—	(0.45)	(4.49)	(1.43)	(0.31)	(0.83)
Total distributions	(0.67)	(0.80)	(4.81)	(1.63)	(0.51)	(1.04)
Net asset value at end of period	$ 18.10	$ 17.26	$ 18.27	$ 25.46	$ 20.95	$ 17.85
Total investment return (b)	8.76%	(1.20)%	(10.84)%	30.43%	20.71%	11.14%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.32%††	1.36%	0.69%	0.49%	0.68%	1.04%
Net expenses (c)	0.61%††	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses (before waiver/reimbursement) (c)	0.69%††	0.69%	0.68%	0.66%	0.71%	0.73%
Portfolio turnover rate	18%	33%	14%	49%	46%	23%
Net assets at end of period (in 000’s)	$ 826,092	$ 803,539	$ 825,546	$ 991,630	$ 852,739	$ 773,865

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	MainStay MacKay Convertible Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
The MainStay Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the MainStay MacKay Convertible Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class B	May 1, 1986
Class C	September 1, 1998
Class I	November 28, 2008
Class B shares of the MainStay Group of Funds are closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other funds in the MainStay Group of Funds as permitted by the current exchange privileges. Class B shareholders continue to be subject to any applicable contingent deferred sales charge ("CDSC") at the time of redemption. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, remain unchanged. Unless redeemed, Class B shareholders will remain in Class B shares of their respective fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. When Class B shares were offered, they were offered at NAV without an initial sales charge, although a CDSC that declines depending on the number of years a shareholder held its Class B shares may be imposed on certain redemptions of such shares made within six years of the date of purchase of such shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class B shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class B and Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek capital appreciation together with current income.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on

21

Notes to Financial Statements (Unaudited) (continued)
an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.

22	MainStay MacKay Convertible Fund

Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Certain convertible preferred stocks may be valued utilizing evaluated prices based on market inputs obtained from the pricing vendor and are generally categorized as Level 2 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The
Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Premium associated with the conversion feature on a convertible bond is not amortized.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of
23

Notes to Financial Statements (Unaudited) (continued)
shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The
Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Debt and Convertible Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement

24	MainStay MacKay Convertible Fund

("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Effective February 28, 2024, pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $2 billion; 0.49% from $2 billion to $5 billion; and 0.48% in excess of $5 billion.
Prior to February 28, 2024, the Fund paid the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $2 billion; and 0.49% in excess of $2 billion.
During the six-month period ended April 30, 2024, the effective management fee rate was 0.55% of the Fund’s average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class I shares do not exceed 0.61% of the Fund's average net assets. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2024, New York Life Investments earned fees from the Fund in the amount of $4,268,832 and waived fees and/or reimbursed expenses in the amount of $328,676 and paid the Subadvisor fees in the amount of $1,970,087.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life
Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2024, were $32,758 and $2,810, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Class B and Class C shares during the six-month period ended April 30, 2024, of $1,248, $18 and $67, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the
25

Notes to Financial Statements (Unaudited) (continued)
aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$372,627	$ —
Investor Class	71,826	(313)
Class B	4,254	(7)
Class C	53,540	(385)
Class I	458,322	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$4,161,954	0.5%
Note 4-Federal Income Tax
As of April 30, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,573,011,866	$123,926,433	$(78,909,544)	$45,016,889
As of October 31, 2023, for federal income tax purposes, capital loss carryforwards of $9,406,988, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$2,578	$6,829
During the year ended October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$40,381,747
Long-Term Capital Gains	27,270,245
Total	$67,651,992
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 25, 2023, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 23, 2024, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 25, 2023, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month

26	MainStay MacKay Convertible Fund

period ended April 30, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2024, purchases and sales of securities, other than short-term securities, were $274,820 and $264,296, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2024 and the year ended October 31, 2023, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	1,119,328	$ 20,218,317
Shares issued to shareholders in reinvestment of distributions	1,271,682	22,949,325
Shares redeemed	(3,722,729)	(67,169,589)
Net increase (decrease) in shares outstanding before conversion	(1,331,719)	(24,001,947)
Shares converted into Class A (See Note 1)	143,088	2,575,227
Shares converted from Class A (See Note 1)	(4,089)	(74,680)
Net increase (decrease)	(1,192,720)	$ (21,501,400)
Year ended October 31, 2023:
Shares sold	2,423,754	$ 43,368,024
Shares issued to shareholders in reinvestment of distributions	1,580,362	27,763,616
Shares redeemed	(5,759,217)	(102,449,513)
Net increase (decrease) in shares outstanding before conversion	(1,755,101)	(31,317,873)
Shares converted into Class A (See Note 1)	292,723	5,217,744
Shares converted from Class A (See Note 1)	(120,039)	(2,134,796)
Net increase (decrease)	(1,582,417)	$ (28,234,925)

Investor Class	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	32,910	$ 593,984
Shares issued to shareholders in reinvestment of distributions	77,954	1,406,303
Shares redeemed	(105,521)	(1,902,306)
Net increase (decrease) in shares outstanding before conversion	5,343	97,981
Shares converted into Investor Class (See Note 1)	25,096	455,065
Shares converted from Investor Class (See Note 1)	(73,574)	(1,329,872)
Net increase (decrease)	(43,135)	$ (776,826)
Year ended October 31, 2023:
Shares sold	79,210	$ 1,411,033
Shares issued to shareholders in reinvestment of distributions	94,454	1,657,134
Shares redeemed	(216,142)	(3,855,341)
Net increase (decrease) in shares outstanding before conversion	(42,478)	(787,174)
Shares converted into Investor Class (See Note 1)	52,216	943,603
Shares converted from Investor Class (See Note 1)	(117,435)	(2,079,514)
Net increase (decrease)	(107,697)	$ (1,923,085)

Class B	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	698	$ 12,165
Shares issued to shareholders in reinvestment of distributions	4,567	80,193
Shares redeemed	(27,689)	(488,969)
Net increase (decrease) in shares outstanding before conversion	(22,424)	(396,611)
Shares converted from Class B (See Note 1)	(45,060)	(796,743)
Net increase (decrease)	(67,484)	$ (1,193,354)
Year ended October 31, 2023:
Shares sold	712	$ 12,215
Shares issued to shareholders in reinvestment of distributions	9,324	158,942
Shares redeemed	(47,825)	(826,321)
Net increase (decrease) in shares outstanding before conversion	(37,789)	(655,164)
Shares converted from Class B (See Note 1)	(138,081)	(2,414,958)
Net increase (decrease)	(175,870)	$ (3,070,122)

27

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	117,686	$ 2,067,112
Shares issued to shareholders in reinvestment of distributions	56,264	985,735
Shares redeemed	(290,375)	(5,095,255)
Net increase (decrease) in shares outstanding before conversion	(116,425)	(2,042,408)
Shares converted from Class C (See Note 1)	(24,533)	(432,803)
Net increase (decrease)	(140,958)	$ (2,475,211)
Year ended October 31, 2023:
Shares sold	270,449	$ 4,696,902
Shares issued to shareholders in reinvestment of distributions	69,055	1,175,113
Shares redeemed	(660,914)	(11,384,382)
Net increase (decrease) in shares outstanding before conversion	(321,410)	(5,512,367)
Shares converted from Class C (See Note 1)	(55,296)	(966,980)
Net increase (decrease)	(376,706)	$ (6,479,347)

Class I	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	8,892,675	$ 161,053,678
Shares issued to shareholders in reinvestment of distributions	1,502,322	27,200,529
Shares redeemed	(11,288,960)	(204,192,490)
Net increase (decrease) in shares outstanding before conversion	(893,963)	(15,938,283)
Shares converted into Class I (See Note 1)	5,996	109,786
Shares converted from Class I (See Note 1)	(28,893)	(505,980)
Net increase (decrease)	(916,860)	$ (16,334,477)
Year ended October 31, 2023:
Shares sold	16,680,198	$ 298,123,578
Shares issued to shareholders in reinvestment of distributions	1,847,776	32,578,417
Shares redeemed	(17,223,174)	(307,750,262)
Net increase (decrease) in shares outstanding before conversion	1,304,800	22,951,733
Shares converted into Class I (See Note 1)	119,564	2,132,701
Shares converted from Class I (See Note 1)	(39,362)	(697,800)
Net increase (decrease)	1,385,002	$ 24,386,634
Note 10–Other Matters
As of the date of this report, the Fund faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Fund's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Fund's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2024, events and transactions subsequent to April 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

28	MainStay MacKay Convertible Fund

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited)
The continuation of the Management Agreement with respect to the MainStay MacKay Convertible Fund (“Fund”) and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and MacKay Shields LLC (“MacKay”)  with respect to the Fund (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of The MainStay Funds (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 6–7, 2023 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and MacKay in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2023 through December 2023, including information and materials furnished by New York Life Investments and MacKay in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on the Fund and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on the Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or MacKay that follow investment strategies similar to those of the Fund, if any, and, when applicable, the rationale for differences in the Fund’s management and subadvisory fees and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of the Fund and investment-related matters for the Fund as well as presentations from New York Life Investments and, generally annually, MacKay personnel.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to the Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2023 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding the Fund’s distribution arrangements.  In addition, the Board received information regarding the Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share classes of the Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and MacKay; (ii) the qualifications of the portfolio managers of the Fund and the historical investment performance of the Fund, New York Life Investments and MacKay; (iii) the costs of the services provided, and profits realized, by New York Life Investments and MacKay with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between the Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of the Fund’s management fee and total ordinary operating expenses as compared to the peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the MainStay Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing the Fund.  With respect to the Subadvisory Agreement, the Board took into account New York Life Investments’ recommendation to approve the continuation of the Subadvisory Agreement.

29

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and MacKay.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and MacKay resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the MainStay Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the MainStay Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that the Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 6–7, 2023 meeting are summarized in more detail below.
Nature, Extent and Quality of Services Provided by New York Life Investments and MacKay
The Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of the Fund and considered that the Fund operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by MacKay, evaluating the performance of MacKay, making recommendations to the Board as to whether the Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to the Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to the Fund, including New York Life Investments’ oversight and due diligence reviews of MacKay and ongoing analysis of, and interactions with, MacKay with respect to, among other things, the Fund’s investment performance and risks as well as MacKay’s investment capabilities and subadvisory services with respect to the Fund.
The Board also considered the range of services that New York Life Investments provides to the Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including supervision and implementation of the Fund’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to the Fund and has over time provided an increasingly broad array of non-advisory services to the MainStay Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that MacKay provides to the Fund and considered the terms of each of the Advisory Agreements.  The Board evaluated MacKay’s experience and performance in serving as subadvisor to the Fund and advising other portfolios and MacKay’s track record and experience in providing investment advisory services as well as the experience of investment advisory, senior management and/or administrative personnel at MacKay.  The Board considered New York Life Investments’ and MacKay’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and MacKay and acknowledged their commitment to further developing and strengthening compliance programs that may relate to the Fund.  The Board also considered MacKay’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the Fund.  In this regard, the Board considered the qualifications and experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.
In addition, the Board considered information provided by New York Life Investments and MacKay regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that the Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating the Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective, strategies and risks.  The Board considered investment reports on, and analysis of, the Fund’s performance provided to the Board throughout the year.  These reports include, among other

30	MainStay MacKay Convertible Fund

items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to a relevant investment category and the Fund’s benchmarks, the Fund’s risk-adjusted investment performance and the Fund’s investment performance as compared to peer funds, as appropriate, as well as portfolio attribution information and commentary on the effect of market conditions.  The Board also considered information provided by ISS showing the investment performance of the Fund as compared to peer funds.  In addition, the Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.
The Board also took into account its discussions with senior management at New York Life Investments concerning the Fund’s investment performance over various periods as well as discussions between representatives of MacKay and the members of the Board’s Investment Committee, which generally occur on an annual basis.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and MacKay
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund as well as of New York Life Investments and its affiliates due to their relationships with the MainStay Group of Funds.  Because MacKay is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the Fund, the Board considered cost and profitability information for New York Life Investments and MacKay in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and MacKay, and profitability of New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’, including MacKay’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Fund, and that New York Life Investments is responsible for paying the subadvisory fee for the Fund.  The Board also considered the financial resources of New York Life Investments and MacKay and acknowledged that New York Life Investments and MacKay must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and MacKay to continue to provide high-quality services to the Fund.  The Board recognized that the Fund benefits from the allocation of certain fixed costs among the funds in the MainStay Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the MainStay Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to the Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund, including reputational and other indirect benefits.  The Board recognized, for example, the benefits to MacKay from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to MacKay in exchange for commissions paid by the Fund with respect to trades in the Fund’s portfolio securities. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that serves as an investment option for the Fund, including the potential rationale for and costs associated with investments in this money market fund by the Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to the Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing the Fund, New York Life Investments’ affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund’s transfer agent and distributor.  The Board considered information about these other revenues and their impact on the profitability of the relationship with the Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with the Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with the Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
31

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including MacKay, are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and the Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to MacKay is paid by New York Life Investments, not the Fund. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments.
In assessing the reasonableness of the Fund’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.  In addition, the Board considered information provided by New York Life Investments and MacKay on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the Fund, if any.  The Board considered the contractual management fee schedule for the Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as the Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and expense limitation arrangements on the Fund’s net management fee and expenses.  The Board also considered that in proposing fees for the Fund, New York Life Investments considers the competitive marketplace for mutual funds. The Board noted that New York Life Investments proposed an additional management fee and subadvisory fee breakpoint for the Fund, effective February 28, 2024.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2023 meeting, regarding the reasonableness of the Fund’s transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and the Fund’s transfer agent, charges the Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to the Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of the Fund.  The Board acknowledged the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
Based on the factors outlined above, among other considerations, the Board concluded that the Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Fund and whether the Fund’s management fee and expense structure permits any economies of scale to be appropriately shared with the Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the MainStay Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to the Fund.  The Board reviewed information from New York Life Investments showing how the Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how the Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of the Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.

32	MainStay MacKay Convertible Fund

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements.
33

Discussion of the Operation and Effectiveness of the Fund's Liquidity Risk Management Program (Unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”), which New York Life Investment Management LLC believes is reasonably designed to assess and manage the Fund's liquidity risk. A Fund's liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Board of Trustees of The MainStay Funds (the "Board") previously approved the designation of New York Life Investment Management LLC as administrator of the Program (the “Administrator”). The Administrator has established a Liquidity Risk Management Committee to assist the Administrator in the implementation and day-to-day administration of the Program and to otherwise support the Administrator in fulfilling its responsibilities under the Program.
At a meeting of the Board held on February 27, 2024, the Administrator provided the Board with a written report addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2023, through December 31, 2023 (the "Review Period"), as required under the Liquidity Rule. The report noted that the Administrator concluded that (i) the Program operated effectively to assess and manage the Fund's liquidity risk, (ii) the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund's liquidity developments and (iii) the Fund's investment strategy continues to be appropriate for an open-end fund. In addition, the report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and the liquidity classification methodologies, and discussed notable geopolitical, market and other economic events that impacted liquidity risk during the Review Period.
In accordance with the Program, the Fund's liquidity risk is assessed no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections, and (iii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The Administrator has delegated liquidity classification determinations to the Fund’s subadvisor, subject to appropriate oversight by the Administrator, and liquidity classification determinations are made by taking into account the Fund's reasonably anticipated trade size, various market, trading and investment-specific considerations, as well as market depth, and, in certain cases, third-party vendor data.
The Liquidity Rule requires funds that do not primarily hold assets that are highly liquid investments to adopt a minimum amount of net assets that must be invested in highly liquid investments that are assets (an “HLIM”). In addition, the Liquidity Rule limits a fund's investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if, immediately after acquisition, doing so would result in a fund holding more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to determine, periodically review and comply with the HLIM requirement, as applicable, and to comply with the 15% limit on illiquid investments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
34	MainStay MacKay Convertible Fund

Proxy Voting Policies and Procedures and Proxy Voting Record
The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. A description of the policies and procedures that are used to vote proxies relating to portfolio securities of the Fund is available free of charge upon request by calling 800-624-6782 or visiting the SEC’s website at www.sec.gov. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund's holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.
35

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MainStay Funds
Equity
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund
MainStay Fiera SMID Growth Fund
MainStay PineStone U.S. Equity Fund
MainStay S&P 500 Index Fund
MainStay Winslow Large Cap Growth Fund
MainStay WMC Enduring Capital Fund
MainStay WMC Growth Fund
MainStay WMC Small Companies Fund
MainStay WMC Value Fund
International Equity
MainStay Epoch International Choice Fund
MainStay PineStone International Equity Fund
MainStay WMC International Research Equity Fund
Emerging Markets Equity
MainStay Candriam Emerging Markets Equity Fund
Global Equity
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
MainStay PineStone Global Equity Fund
Fixed Income
Taxable Income
MainStay Candriam Emerging Markets Debt Fund
MainStay Floating Rate Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay Short Duration High Income Fund
MainStay MacKay Strategic Bond Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Infrastructure Bond Fund
MainStay Short Term Bond Fund
Tax-Exempt Income
MainStay MacKay Arizona Muni Fund
MainStay MacKay California Tax Free Opportunities Fund1
MainStay MacKay Colorado Muni Fund
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund2
MainStay MacKay Oregon Muni Fund
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Strategic Municipal Allocation Fund
MainStay MacKay Tax Free Bond Fund
MainStay MacKay Utah Muni Fund
Money Market
MainStay Money Market Fund
Mixed Asset
MainStay Balanced Fund
MainStay Income Builder Fund
MainStay MacKay Convertible Fund
Speciality
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Cushing MLP Premier Fund
Asset Allocation
MainStay Conservative Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Equity Allocation Fund
MainStay Equity ETF Allocation Fund
MainStay Growth Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund

Manager
New York Life Investment Management LLC
New York, New York
Subadvisors
Candriam3
Strassen, Luxembourg
CBRE Investment Management Listed Real Assets LLC
Radnor, Pennsylvania
Cushing Asset Management, LP
Dallas, Texas
Epoch Investment Partners, Inc.
New York, New York
Fiera Capital Inc.
New York, New York
IndexIQ Advisors LLC3
New York, New York
MacKay Shields LLC3
New York, New York
NYL Investors LLC3
New York, New York
PineStone Asset Management Inc.
Montreal, Québec
Wellington Management Company LLP
Boston, Massachusetts
Winslow Capital Management, LLC
Minneapolis, Minnesota
Legal Counsel
Dechert LLP
Washington, District of Columbia
Independent Registered Public Accounting Firm
KPMG LLP
Philadelphia, Pennsylvania
Distributor
NYLIFE Distributors LLC3
Jersey City, New Jersey
Custodian
JPMorgan Chase Bank, N.A.
New York, New York

  1.
This Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA (all share classes); and MI (Class A and Class I shares only); and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I and Class C2 shares only).
2.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY, VT (all share classes) and SD (Class R6 shares only).
3.	An affiliate of New York Life Investment Management LLC.
Not part of the Semiannual Report

For more information
800-624-6782
newyorklifeinvestments.com
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.
©2024 NYLIFE Distributors LLC. All rights reserved.
5022168 MS081-24	MSC10-06/24
(NYLIM) NL210

MainStay MacKay High Yield Corporate Bond Fund

Message from the President and Semiannual Report
Unaudited  |  April 30, 2024
Special Notice:
Beginning in July 2024, new regulations issued by the Securities and Exchange Commission (SEC) will take effect requiring open-end mutual fund companies and ETFs to (1) overhaul the content of their shareholder reports and (2) mail paper copies of the new tailored shareholder reports to shareholders who have not opted to receive these documents electronically.
If you have not yet elected to receive your shareholder reports electronically, please contact your financial intermediary or visit newyorklifeinvestments.com/accounts.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President
Stock and bond markets gained broad ground during the six-month period ended April 30, 2024, bolstered by better-than-expected economic growth and the prospect of monetary easing in the face of a myriad of macroeconomic and geopolitical challenges.
Throughout the reporting period, interest rates remained at their highest levels in decades in most developed countries, with the U.S. federal funds rate in the 5.25%−5.50% range, as central banks struggled to bring inflation under control. Early in the reporting period, the U.S. Federal Reserve began to forecast interest rate cuts in 2024, but delayed action as inflation remained stubbornly high, fluctuating between 3.1% and 3.5%. Nevertheless, despite the increasing cost of capital and tighter lending environment that resulted from sustained high rates, economic growth remained surprisingly robust, supported by high levels of consumer spending, low unemployment and strong corporate earnings. Investors tended to shrug off concerns related to sticky inflation and high interest rates—not to mention the ongoing war in Ukraine, intensifying hostilities in the Middle East and simmering tensions between China and the United States—focusing instead on the positives of continued economic growth and surprisingly strong corporate profits.
The S&P 500® Index, a widely regarded benchmark of U.S. market performance, produced double-digit gains, reaching record levels in March 2024. Market strength, which had been narrowly focused on mega-cap, technology-related stocks during the previous six months broadened significantly during the reporting period. All industry sectors produced positive results, with the strongest returns in communication services, information technology and industrials, and more moderate gains in the lagging energy, real estate and consumer staples areas. Growth-oriented shares slightly outperformed value-oriented issues, while large- and mid-cap stocks modestly outperformed their small-cap counterparts. Most overseas equity markets trailed the U.S. market, as developed international economies experienced relatively low growth rates, and weak economic conditions in China undermined emerging markets.
Bonds generally gained ground as well. The yield on the 10-year Treasury note ranged between approximately 4.7% and 3.8%, while the 2-year Treasury yield remained slightly higher, between approximately 5.0% and 4.1%, in an inverted curve pattern often viewed as indicative of an impending economic slowdown. Nevertheless, the prevailing environment of stable interest rates and attractive yields provided a favorable environment for fixed-income investors. Long-term Treasury bonds and investment-grade corporate bonds produced similar gains, while high yield bonds advanced by a slightly greater margin, despite the added risks implicit in an uptick in default rates. International bond markets modestly outperformed their U.S. counterparts, led by a rebound in the performance of emerging-markets debt.
The risks and uncertainties inherent in today’s markets call for the kind of insight and expertise that New York Life Investments offers through our one-on-one philosophy, long-lasting focus, and multi-boutique approach.
Thank you for trusting us to help you meet your investment needs.
Sincerely,
Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, which includes information about The MainStay Funds' Trustees, free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available on dfinview.com/NYLIM. Please read the Fund’s Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended April 30, 2024
Class	Sales Charge		Inception Date	Six Months[1]	One Year	Five Years	Ten Years or Since Inception	Gross Expense Ratio[2]
Class A Shares	Maximum 4.50% Initial Sales Charge	With sales charges	1/3/1995	2.77%	3.05%	2.75%	3.65%	0.96%
		Excluding sales charges		7.61	7.91	3.70	4.13	0.96
Investor Class Shares[3]	Maximum 4.00% Initial Sales Charge	With sales charges	2/28/2008	3.36	3.35	2.60	3.55	1.14
		Excluding sales charges		7.67	7.66	3.55	4.03	1.14
Class B Shares[4]	Maximum 5.00% CDSC	With sales charges	5/1/1986	2.16	1.74	2.43	3.25	1.89
	if Redeemed Within the First Six Years of Purchase	Excluding sales charges		7.16	6.74	2.75	3.25	1.89
Class C Shares	Maximum 1.00% CDSC	With sales charges	9/1/1998	6.15	5.94	2.79	3.25	1.89
	if Redeemed Within One Year of Purchase	Excluding sales charges		7.15	6.94	2.79	3.25	1.89
Class I Shares	No Sales Charge		1/2/2004	7.74	8.17	3.93	4.38	0.71
Class R2 Shares	No Sales Charge		5/1/2008	7.55	7.79	3.60	4.01	1.06
Class R3 Shares	No Sales Charge		2/29/2016	7.44	7.55	3.30	5.32	1.31
Class R6 Shares	No Sales Charge		6/17/2013	7.85	8.16	4.09	4.51	0.56
SIMPLE Class Shares	No Sales Charge		8/31/2020	7.46	7.65	N/A	3.13	1.21

1.	Not annualized.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.
3.	Prior to June 30, 2020, the maximum initial sales charge was 4.50%, which is reflected in the applicable average annual total return figures shown.
4.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
5

Benchmark Performance*	Six Months[1]	One Year	Five Years	Ten Years
Bloomberg U.S. Aggregate Bond Index[2]	4.97%	-1.47%	-0.16%	1.20%
ICE BofA U.S. High Yield Constrained Index[3]	8.96	8.89	3.52	4.18
Morningstar High Yield Bond Category Average[4]	8.40	8.58	3.33	3.48

*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
1.	Not annualized.
2.	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
3.	The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.
4.	The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
6	MainStay MacKay High Yield Corporate Bond Fund

Cost in Dollars of a $1,000 Investment in MainStay MacKay High Yield Corporate Bond Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2023 to April 30, 2024, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 11/1/23	Ending Account Value (Based on Actual Returns and Expenses) 4/30/24	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 4/30/24	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,076.10	$4.96	$1,020.09	$4.82	0.96%
Investor Class Shares	$1,000.00	$1,076.70	$5.89	$1,019.19	$5.72	1.14%
Class B Shares	$1,000.00	$1,071.60	$9.73	$1,015.46	$9.47	1.89%
Class C Shares	$1,000.00	$1,071.50	$9.73	$1,015.46	$9.47	1.89%
Class I Shares	$1,000.00	$1,077.40	$3.67	$1,021.33	$3.57	0.71%
Class R2 Shares	$1,000.00	$1,075.50	$5.47	$1,019.59	$5.32	1.06%
Class R3 Shares	$1,000.00	$1,074.40	$6.76	$1,018.35	$6.57	1.31%
Class R6 Shares	$1,000.00	$1,078.50	$2.89	$1,022.08	$2.82	0.56%
SIMPLE Class Shares	$1,000.00	$1,074.60	$5.98	$1,019.09	$5.82	1.16%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 366 and multiplied by 182 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
7

Portfolio Composition as of April 30, 2024 (Unaudited)
‡ Less than one-tenth of a percent.
See Portfolio of Investments beginning on page 9 for specific holdings within these categories. The Fund's holdings are subject to change.

Top Ten Holdings and/or Issuers Held as of April 30, 2024 (excluding short-term investments) (Unaudited)
1.	CCO Holdings LLC, 4.25%-5.375%, due 5/1/27–1/15/34
2.	TransDigm, Inc., 4.625%-7.125%, due 11/15/27–3/1/32
3.	HCA, Inc., 5.375%-7.69%, due 2/1/25–11/6/33
4.	Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30–4/1/32
5.	IHO Verwaltungs GmbH, 4.75%-6.375%, due 9/15/26–5/15/29
6.	Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27–5/1/31
7.	Carnival Corp., 4.00%-7.625%, due 3/1/26–8/15/29
8.	Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27–5/1/30
9.	Great Outdoors Group LLC, 9.18%, due 3/6/28
10.	Mercer International, Inc., 5.125%-12.875%, due 1/15/26–2/1/29

8	MainStay MacKay High Yield Corporate Bond Fund

Portfolio of Investments April 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 92.4%
Convertible Bonds 1.1%
Energy-Alternate Sources 0.1%
NextEra Energy Partners LP (a)
(zero coupon), due 11/15/25	$ 6,750,000	$ 6,053,063
2.50%, due 6/15/26	10,500,000	9,473,258
		15,526,321
Media 0.3%
Cable One, Inc.
(zero coupon), due 3/15/26	5,000,000	4,337,500
1.125%, due 3/15/28	12,645,000	9,377,532
DISH Network Corp.
3.375%, due 8/15/26	30,080,000	18,499,144
		32,214,176
Oil & Gas 0.5%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (b)(c)	4,201,000	47,624,355
Oil & Gas Services 0.2%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (c)	18,220,551	18,229,661
Total Convertible Bonds (Cost $79,132,100)		113,594,513
Corporate Bonds 85.2%
Advertising 0.9%
Lamar Media Corp.
3.625%, due 1/15/31	35,590,000	30,429,450
3.75%, due 2/15/28	17,000,000	15,690,414
4.00%, due 2/15/30	28,300,000	25,258,013
4.875%, due 1/15/29	11,000,000	10,401,710
Outfront Media Capital LLC (a)
5.00%, due 8/15/27	12,000,000	11,421,272
7.375%, due 2/15/31	5,000,000	5,131,005
		98,331,864
Aerospace & Defense 2.3%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	6,500,000	6,535,100
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	23,280,000	23,163,600
	Principal Amount	Value

Aerospace & Defense (continued)
TransDigm, Inc.
4.625%, due 1/15/29	$ 27,950,000	$ 25,601,921
4.875%, due 5/1/29	18,920,000	17,402,245
5.50%, due 11/15/27	8,900,000	8,649,150
6.375%, due 3/1/29 (a)	78,065,000	77,468,844
6.625%, due 3/1/32 (a)	33,150,000	33,093,644
6.75%, due 8/15/28 (a)	30,390,000	30,519,129
6.875%, due 12/15/30 (a)	10,650,000	10,722,414
7.125%, due 12/1/31 (a)	11,560,000	11,780,502
		244,936,549
Airlines 0.4%
American Airlines, Inc. (a)
5.50%, due 4/20/26	9,333,333	9,225,060
5.75%, due 4/20/29	10,000,000	9,657,327
Delta Air Lines, Inc.
7.375%, due 1/15/26	7,000,000	7,159,651
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	12,291,500	12,312,256
		38,354,294
Auto Manufacturers 0.8%
General Motors Financial Co., Inc.
4.35%, due 4/9/25	5,000,000	4,932,520
5.25%, due 3/1/26	10,000,000	9,915,651
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	51,440,000	52,559,797
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	15,585,000	15,788,111
		83,196,079
Auto Parts & Equipment 2.1%
Adient Global Holdings Ltd. (a)
4.875%, due 8/15/26	16,000,000	15,385,261
7.00%, due 4/15/28	3,340,000	3,374,238
8.25%, due 4/15/31	5,000,000	5,192,225
IHO Verwaltungs GmbH (a)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	35,785,000	34,460,053
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	49,074,000	48,217,758
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	40,980,000	40,284,845
Phinia, Inc.
6.75%, due 4/15/29 (a)	10,000,000	10,035,616
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	37,125,000	31,804,702
Tenneco, Inc.
8.00%, due 11/17/28 (a)	23,685,000	22,130,404

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Auto Parts & Equipment (continued)
ZF North America Capital, Inc.
7.125%, due 4/14/30 (a)	$ 5,000,000	$ 5,112,430
		215,997,532
Building Materials 1.4%
Builders FirstSource, Inc.
6.375%, due 6/15/32 (a)	8,385,000	8,298,001
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	31,425,000	31,143,417
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	33,195,000	31,910,357
Knife River Corp.
7.75%, due 5/1/31 (a)	18,540,000	19,256,645
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (a)	8,500,000	7,984,319
Summit Materials LLC (a)
5.25%, due 1/15/29	14,480,000	13,913,735
6.50%, due 3/15/27	22,730,000	22,671,185
7.25%, due 1/15/31	9,000,000	9,246,006
		144,423,665
Chemicals 3.2%
ASP Unifrax Holdings, Inc. (a)
5.25%, due 9/30/28	23,160,000	13,953,092
7.50%, due 9/30/29	19,530,000	10,009,125
Avient Corp. (a)
5.75%, due 5/15/25	8,550,000	8,506,916
7.125%, due 8/1/30	13,745,000	13,906,896
Axalta Coating Systems Dutch Holding B BV
7.25%, due 2/15/31 (a)	4,000,000	4,079,492
CVR Partners LP
6.125%, due 6/15/28 (a)	2,550,000	2,379,147
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	37,122,000	34,858,739
Innophos Holdings, Inc.
9.375%, due 2/15/28 (a)	31,386,000	27,146,222
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (a)(c)	21,105,000	17,740,756
Mativ Holdings, Inc.
6.875%, due 10/1/26 (a)	12,500,000	12,322,353
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	24,000,000	22,576,927
8.50%, due 11/15/28	14,360,000	15,093,494
	Principal Amount	Value

Chemicals (continued)
NOVA Chemicals Corp. (a) (continued)
9.00%, due 2/15/30	$ 22,710,000	$ 23,400,337
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	7,400,000	7,493,754
9.75%, due 11/15/28	32,000,000	33,955,795
SCIH Salt Holdings, Inc. (a)
4.875%, due 5/1/28	10,000,000	9,297,885
6.625%, due 5/1/29	25,980,000	23,971,338
SCIL IV LLC
5.375%, due 11/1/26 (a)	16,000,000	15,356,362
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	41,855,000	36,488,101
WR Grace Holdings LLC
7.375%, due 3/1/31 (a)	5,000,000	5,068,300
		337,605,031
Coal 0.1%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (a)	10,720,000	11,085,473
Commercial Services 2.2%
Alta Equipment Group, Inc.
5.625%, due 4/15/26 (a)	6,075,000	5,847,015
Gartner, Inc.
3.75%, due 10/1/30 (a)	15,000,000	13,054,086
GEO Group, Inc. (The) (a)
8.625%, due 4/15/29	6,300,000	6,377,864
10.25%, due 4/15/31	14,000,000	14,433,165
Graham Holdings Co.
5.75%, due 6/1/26 (a)	43,445,000	42,881,026
Korn Ferry
4.625%, due 12/15/27 (a)	10,685,000	10,132,248
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	35,619,000	33,153,926
Service Corp. International
3.375%, due 8/15/30	7,500,000	6,362,167
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	8,500,000	8,542,874
United Rentals North America, Inc.
3.75%, due 1/15/32	4,790,000	4,090,499
3.875%, due 2/15/31	16,675,000	14,619,847
4.875%, due 1/15/28	12,760,000	12,230,830
5.25%, due 1/15/30	2,500,000	2,397,673
Wand NewCo 3, Inc.
7.625%, due 1/30/32 (a)	4,000,000	4,066,402
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	17,860,000	16,484,410

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	MainStay MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services (continued)
Williams Scotsman, Inc. (a) (continued)
6.125%, due 6/15/25	$ 17,550,000	$ 17,484,187
7.375%, due 10/1/31	11,515,000	11,763,416
WW International, Inc.
4.50%, due 4/15/29 (a)	21,010,000	8,785,216
		232,706,851
Computers 0.2%
McAfee Corp.
7.375%, due 2/15/30 (a)	18,010,000	16,682,132
Cosmetics & Personal Care 0.4%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	22,500,000	20,336,879
5.50%, due 6/1/28	20,505,000	19,786,513
		40,123,392
Distribution & Wholesale 0.8%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	17,040,000	16,762,759
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (a)	23,000,000	23,112,194
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (a)	5,500,000	4,866,882
Ritchie Bros Holdings, Inc. (a)
6.75%, due 3/15/28	13,290,000	13,415,631
7.75%, due 3/15/31	28,245,000	29,293,539
		87,451,005
Diversified Financial Services 2.8%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	29,250,000	30,128,962
Aretec Group, Inc. (a)
7.50%, due 4/1/29	18,467,000	17,411,929
10.00%, due 8/15/30	10,600,000	11,513,806
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	5,000,000	5,073,800
Credit Acceptance Corp.
6.625%, due 3/15/26	31,000,000	30,906,051
Enact Holdings, Inc.
6.50%, due 8/15/25 (a)	28,500,000	28,474,350
Jane Street Group
7.125%, due 4/30/31 (a)	37,700,000	37,936,140
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	37,570,000	33,802,140
	Principal Amount	Value

Diversified Financial Services (continued)
LPL Holdings, Inc. (a)
4.00%, due 3/15/29	$ 16,810,000	$ 15,242,626
4.375%, due 5/15/31	6,000,000	5,338,226
4.625%, due 11/15/27	15,000,000	14,293,457
Osaic Holdings, Inc.
10.75%, due 8/1/27 (a)	10,000,000	10,352,900
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	8,000,000	7,093,363
5.75%, due 9/15/31	6,500,000	5,891,831
StoneX Group, Inc. (a)
7.875%, due 3/1/31	36,060,000	36,467,118
8.625%, due 6/15/25	9,196,000	9,217,224
		299,143,923
Electric 2.4%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	23,940,000	22,559,853
DPL, Inc.
4.125%, due 7/1/25	18,825,000	18,285,792
Keystone Power Pass-Through Holders LLC
13.00%, due 6/1/24 (a)(b)(d)	9,396,256	6,023,000
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	15,285,000	12,649,557
NextEra Energy Operating Partners LP (a)
3.875%, due 10/15/26	14,542,000	13,604,120
4.50%, due 9/15/27	5,000,000	4,658,827
NRG Energy, Inc.
6.625%, due 1/15/27	3,220,000	3,213,340
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	11,800,000	10,551,017
PG&E Corp.
5.00%, due 7/1/28	19,460,000	18,542,029
5.25%, due 7/1/30	15,000,000	14,044,400
Talen Energy Supply LLC
8.625%, due 6/1/30 (a)	55,045,000	58,239,481
TransAlta Corp.
7.75%, due 11/15/29	15,150,000	15,505,906
Vistra Corp. (a)(e)(f)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	10,280,000	10,154,360
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26 (b)	31,800,000	32,129,225
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	$ 10,650,000	$ 10,605,399
		250,766,306
Electrical Components & Equipment 0.4%
EnerSys
6.625%, due 1/15/32 (a)	10,000,000	9,958,767
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	7,500,000	7,450,494
6.625%, due 3/15/32	18,220,000	18,134,740
7.125%, due 6/15/25	6,665,000	6,669,392
		42,213,393
Engineering & Construction 0.6%
Artera Services LLC
8.50%, due 2/15/31 (a)	17,660,000	18,070,666
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	14,928,000	12,528,361
Railworks Holdings LP
8.25%, due 11/15/28 (a)	9,425,000	9,412,606
TopBuild Corp.
4.125%, due 2/15/32 (a)	2,500,000	2,164,378
Weekley Homes LLC
4.875%, due 9/15/28 (a)	21,580,000	19,736,503
		61,912,514
Entertainment 3.6%
Affinity Interactive
6.875%, due 12/15/27 (a)	12,295,000	11,004,694
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	18,355,000	16,701,946
Caesars Entertainment, Inc. (a)
6.50%, due 2/15/32	9,000,000	8,867,189
7.00%, due 2/15/30	19,750,000	19,888,706
CCM Merger, Inc.
6.375%, due 5/1/26 (a)	5,000,000	4,987,881
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	53,025,000	50,098,746
5.50%, due 4/1/27	39,174,000	38,144,228
5.75%, due 4/1/30	21,750,000	20,696,131
6.75%, due 5/1/31	12,800,000	12,707,190
International Game Technology plc
6.25%, due 1/15/27 (a)	25,700,000	25,662,517
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	25,354,000	24,051,020
6.75%, due 2/15/29	8,775,000	8,309,736
Light & Wonder International, Inc. (a)
7.25%, due 11/15/29	4,870,000	4,911,673
	Principal Amount	Value

Entertainment (continued)
Light & Wonder International, Inc. (a) (continued)
7.50%, due 9/1/31	$ 17,500,000	$ 17,847,428
Live Nation Entertainment, Inc.
6.50%, due 5/15/27 (a)	41,280,000	41,361,128
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	10,750,000	10,800,377
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (a)	35,100,000	34,683,674
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (a)	5,000,000	4,560,977
Motion Bondco DAC
6.625%, due 11/15/27 (a)	17,500,000	16,878,741
Vail Resorts, Inc.
6.25%, due 5/15/25 (a)	10,095,000	10,100,513
		382,264,495
Food 1.2%
B&G Foods, Inc.
5.25%, due 4/1/25	8,237,000	8,140,690
8.00%, due 9/15/28 (a)	14,390,000	14,911,681
Chobani LLC
7.625%, due 7/1/29 (a)	21,750,000	21,980,028
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	18,956,000	18,560,388
Nathan's Famous, Inc.
6.625%, due 11/1/25 (a)	1,602,000	1,593,990
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	44,335,000	38,252,535
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	26,018,000	19,967,124
		123,406,436
Forest Products & Paper 1.2%
Mercer International, Inc.
5.125%, due 2/1/29	69,075,000	60,330,215
5.50%, due 1/15/26	18,500,000	17,942,044
12.875%, due 10/1/28 (a)	16,750,000	18,261,922
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	34,120,000	34,736,623
		131,270,804
Gas 0.2%
AmeriGas Partners LP
5.75%, due 5/20/27	6,000,000	5,823,623
5.875%, due 8/20/26	14,575,000	14,331,560
		20,155,183

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	MainStay MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Hand & Machine Tools 0.4%
Regal Rexnord Corp. (a)
6.05%, due 2/15/26	$ 7,250,000	$ 7,251,028
6.05%, due 4/15/28	7,000,000	6,986,473
6.30%, due 2/15/30	5,000,000	5,021,380
6.40%, due 4/15/33	3,750,000	3,780,413
Werner FinCo. LP (a)
11.50%, due 6/15/28	5,500,000	5,998,696
14.50% (8.75% Cash and 5.75% PIK), due 10/15/28 (b)(c)	13,635,841	12,903,103
		41,941,093
Healthcare-Products 1.5%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	32,540,000	33,605,685
Hologic, Inc. (a)
3.25%, due 2/15/29	39,100,000	34,531,368
4.625%, due 2/1/28	10,205,000	9,705,701
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	16,600,000	17,502,775
Teleflex, Inc.
4.25%, due 6/1/28 (a)	43,155,000	39,878,327
4.625%, due 11/15/27	3,525,000	3,356,419
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	21,202,000	21,610,361
		160,190,636
Healthcare-Services 4.1%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	10,000,000	9,391,852
5.50%, due 7/1/28	10,840,000	10,432,535
Catalent Pharma Solutions, Inc. (a)
3.125%, due 2/15/29	16,375,000	15,628,840
3.50%, due 4/1/30	9,500,000	9,037,186
5.00%, due 7/15/27	13,395,000	13,135,590
CHS/Community Health Systems, Inc.
5.25%, due 5/15/30 (a)	5,000,000	4,087,925
DaVita, Inc. (a)
3.75%, due 2/15/31	18,035,000	14,840,511
4.625%, due 6/1/30	15,790,000	13,834,154
Encompass Health Corp.
4.50%, due 2/1/28	25,720,000	24,142,211
4.625%, due 4/1/31	8,200,000	7,363,300
4.75%, due 2/1/30	24,390,000	22,366,649
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	5,000,000	5,043,617
	Principal Amount	Value

Healthcare-Services (continued)
HCA, Inc.
5.375%, due 2/1/25	$ 26,525,000	$ 26,406,079
5.875%, due 2/15/26	20,750,000	20,759,659
7.50%, due 11/6/33	42,975,000	46,840,671
7.58%, due 9/15/25	11,020,000	11,274,446
7.69%, due 6/15/25	31,650,000	32,282,803
IQVIA, Inc. (a)
5.00%, due 10/15/26	29,113,000	28,473,713
5.00%, due 5/15/27	5,000,000	4,827,028
6.50%, due 5/15/30	6,000,000	6,027,222
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	17,978,000	14,374,037
11.00%, due 10/15/30	20,900,000	22,245,800
RegionalCare Hospital Partners Holdings, Inc.
9.75%, due 12/1/26 (a)	48,930,000	48,718,133
Tenet Healthcare Corp.
6.125%, due 6/15/30	10,100,000	9,927,273
6.75%, due 5/15/31 (a)	10,000,000	10,019,831
		431,481,065
Holding Companies-Diversified 1.0%
Benteler International AG
10.50%, due 5/15/28 (a)	42,015,000	44,728,768
Stena International SA (a)
7.25%, due 1/15/31	27,285,000	27,307,029
7.625%, due 2/15/31	28,500,000	28,806,047
		100,841,844
Home Builders 1.8%
Adams Homes, Inc.
7.50%, due 2/15/25 (a)	7,527,000	7,514,067
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	17,360,000	16,694,515
Century Communities, Inc.
3.875%, due 8/15/29 (a)	15,245,000	13,309,874
6.75%, due 6/1/27	26,205,000	26,256,336
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	25,430,000	24,673,907
M/I Homes, Inc.
3.95%, due 2/15/30	4,000,000	3,469,404
4.95%, due 2/1/28	7,500,000	7,104,265
Meritage Homes Corp.
3.875%, due 4/15/29 (a)	13,700,000	12,420,480
5.125%, due 6/6/27	8,515,000	8,286,620
Shea Homes LP
4.75%, due 2/15/28	26,925,000	25,279,376
4.75%, due 4/1/29	6,250,000	5,733,616
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Home Builders (continued)
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	$ 12,500,000	$ 12,844,536
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	30,155,000	29,513,416
		193,100,412
Household Products & Wares 0.3%
Central Garden & Pet Co.
4.125%, due 10/15/30	15,620,000	13,644,156
4.125%, due 4/30/31 (a)	14,875,000	12,868,685
		26,512,841
Housewares 0.5%
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	25,455,000	21,443,169
4.375%, due 2/1/32	14,290,000	12,026,607
4.50%, due 10/15/29	26,000,000	23,187,421
		56,657,197
Insurance 1.0%
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (a)	11,800,000	10,753,472
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	5,435,000	5,644,616
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (a)	14,850,000	14,707,737
HUB International Ltd.
7.25%, due 6/15/30 (a)	8,000,000	8,117,352
MGIC Investment Corp.
5.25%, due 8/15/28	25,957,000	24,915,465
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	21,500,000	21,659,253
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	13,600,000	13,670,532
USI, Inc.
7.50%, due 1/15/32 (a)	10,000,000	9,946,797
		109,415,224
Internet 1.2%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	23,300,000	22,269,688
Gen Digital, Inc. (a)
6.75%, due 9/30/27	10,000,000	10,037,215
7.125%, due 9/30/30	8,000,000	8,082,535
Netflix, Inc.
5.875%, due 11/15/28	26,300,000	26,844,441
	Principal Amount	Value

Internet (continued)
Uber Technologies, Inc. (a)
6.25%, due 1/15/28	$ 4,125,000	$ 4,122,660
7.50%, due 9/15/27	24,710,000	25,157,823
VeriSign, Inc.
4.75%, due 7/15/27	15,194,000	14,747,424
5.25%, due 4/1/25	15,391,000	15,327,347
		126,589,133
Investment Companies 0.5%
Compass Group Diversified Holdings LLC (a)
5.00%, due 1/15/32	6,100,000	5,375,239
5.25%, due 4/15/29	30,000,000	28,043,705
Icahn Enterprises LP
5.25%, due 5/15/27	11,380,000	10,449,626
6.25%, due 5/15/26	12,770,000	12,419,662
		56,288,232
Iron & Steel 1.6%
Allegheny Ludlum LLC
6.95%, due 12/15/25	22,688,000	22,991,656
Big River Steel LLC
6.625%, due 1/31/29 (a)	38,582,000	38,438,459
Mineral Resources Ltd. (a)
8.00%, due 11/1/27	5,000,000	5,056,899
8.125%, due 5/1/27	52,840,000	53,335,949
8.50%, due 5/1/30	17,379,000	17,799,103
9.25%, due 10/1/28	24,835,000	26,035,425
		163,657,491
Leisure Time 1.8%
Carnival Corp. (a)
4.00%, due 8/1/28	28,000,000	25,600,555
5.75%, due 3/1/27	49,795,000	48,597,994
6.00%, due 5/1/29	22,000,000	21,318,953
7.00%, due 8/15/29	5,000,000	5,132,865
7.625%, due 3/1/26	9,110,000	9,166,507
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28 (a)	25,400,000	27,540,382
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	7,500,000	7,038,102
Royal Caribbean Cruises Ltd. (a)
5.375%, due 7/15/27	8,895,000	8,656,302
5.50%, due 4/1/28	15,000,000	14,600,500
7.25%, due 1/15/30	18,215,000	18,731,618
9.25%, due 1/15/29	5,000,000	5,339,790
		191,723,568

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	MainStay MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Lodging 1.6%
Boyd Gaming Corp.
4.75%, due 12/1/27	$ 39,340,000	$ 37,270,416
4.75%, due 6/15/31 (a)	48,500,000	42,947,050
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	38,340,000	33,594,976
4.875%, due 1/15/30	39,460,000	37,093,587
5.75%, due 5/1/28 (a)	12,500,000	12,355,773
Station Casinos LLC
4.50%, due 2/15/28 (a)	4,000,000	3,710,078
		166,971,880
Machinery—Construction & Mining 0.3%
Terex Corp.
5.00%, due 5/15/29 (a)	10,000,000	9,355,482
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	28,670,000	26,551,510
		35,906,992
Machinery-Diversified 0.8%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (d)(g)(h)	9,200,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	12,000,000	12,273,664
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	16,250,000	17,210,310
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (a)	16,416,000	16,088,970
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	39,490,000	37,774,885
		83,347,829
Media 5.8%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	16,000,000	13,834,200
Cable One, Inc.
4.00%, due 11/15/30 (a)	20,625,000	15,734,904
CCO Holdings LLC
4.25%, due 2/1/31 (a)	36,815,000	28,812,998
4.25%, due 1/15/34 (a)	28,050,000	20,322,542
4.50%, due 8/15/30 (a)	38,000,000	30,880,753
4.50%, due 5/1/32	51,500,000	39,542,544
4.50%, due 6/1/33 (a)	10,000,000	7,519,934
4.75%, due 3/1/30 (a)	31,835,000	26,453,143
5.00%, due 2/1/28 (a)	24,000,000	21,856,318
5.125%, due 5/1/27 (a)	41,225,000	38,634,934
5.375%, due 6/1/29 (a)	13,495,000	11,886,378
	Principal Amount	Value

Media (continued)
CSC Holdings LLC (a)
5.50%, due 4/15/27	$ 5,000,000	$ 4,099,061
5.75%, due 1/15/30	22,000,000	9,647,442
6.50%, due 2/1/29	14,230,000	10,613,014
7.50%, due 4/1/28	8,000,000	4,328,323
11.25%, due 5/15/28	15,585,000	13,785,460
11.75%, due 1/31/29	16,000,000	14,214,800
Directv Financing LLC (a)
5.875%, due 8/15/27	58,500,000	54,526,495
8.875%, due 2/1/30	17,530,000	17,045,185
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	20,650,000	17,247,001
6.75%, due 10/15/27	59,087,000	54,763,329
News Corp. (a)
3.875%, due 5/15/29	41,830,000	37,673,972
5.125%, due 2/15/32	13,610,000	12,470,580
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	8,000,000	5,909,567
Sirius XM Radio, Inc. (a)
5.00%, due 8/1/27	9,425,000	8,900,879
5.50%, due 7/1/29	11,590,000	10,758,277
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (b)(d)(h)	20,000,000	18,586,000
Videotron Ltd.
5.375%, due 6/15/24 (a)	10,000,000	9,982,000
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	27,500,000	22,520,992
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	12,500,000	11,361,744
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	6,000,000	5,054,029
Ziggo BV
4.875%, due 1/15/30 (a)	10,500,000	9,187,974
		608,154,772
Metal Fabricate & Hardware 0.4%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	18,315,000	17,735,189
6.375%, due 6/15/30	12,615,000	12,541,092
Vallourec SACA
7.50%, due 4/15/32 (a)	9,485,000	9,562,590
		39,838,871
Mining 1.7%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	21,300,000	21,545,120
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Mining (continued)
Century Aluminum Co.
7.50%, due 4/1/28 (a)	$ 37,330,000	$ 37,005,901
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)	27,135,000	25,447,162
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	18,980,000	17,874,145
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	22,250,000	21,401,841
8.625%, due 6/1/31	8,500,000	8,227,136
9.375%, due 3/1/29	11,500,000	11,881,513
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	39,275,000	36,307,841
		179,690,659
Miscellaneous—Manufacturing 1.4%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	13,090,000	11,770,302
5.625%, due 7/1/27	27,395,000	26,632,893
Calderys Financing LLC
11.25%, due 6/1/28 (a)	10,730,000	11,392,878
EnPro, Inc.
5.75%, due 10/15/26	26,809,000	26,442,856
Gates Global LLC
6.25%, due 1/15/26 (a)	20,750,000	20,754,444
Hillenbrand, Inc.
5.75%, due 6/15/25	7,000,000	6,961,626
6.25%, due 2/15/29	8,000,000	7,937,269
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	18,955,000	17,968,641
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	12,725,000	13,005,179
		142,866,088
Office Furnishings 0.2%
Interface, Inc.
5.50%, due 12/1/28 (a)	16,952,000	15,898,264
Oil & Gas 6.0%
Ascent Resources Utica Holdings LLC (a)
7.00%, due 11/1/26	14,500,000	14,478,341
9.00%, due 11/1/27	11,295,000	14,098,634
California Resources Corp.
7.125%, due 2/1/26 (a)	10,000,000	10,055,350
Chevron USA, Inc.
3.85%, due 1/15/28	5,560,000	5,351,891
	Principal Amount	Value

Oil & Gas (continued)
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	$ 5,500,000	$ 5,319,951
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	19,915,000	18,961,304
6.75%, due 3/1/29	14,000,000	13,172,698
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	25,535,000	26,709,329
Encino Acquisition Partners Holdings LLC (a)
8.50%, due 5/1/28	40,500,000	40,997,785
8.75%, due 5/1/31	5,000,000	5,091,273
Gulfport Energy Corp.
8.00%, due 5/17/26	1,457,518	1,476,295
8.00%, due 5/17/26 (a)	30,637,302	31,032,002
HF Sinclair Corp. (a)
5.00%, due 2/1/28	9,870,000	9,469,619
6.375%, due 4/15/27	9,500,000	9,501,091
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	5,000,000	4,803,158
Marathon Oil Corp.
4.40%, due 7/15/27	6,825,000	6,569,144
6.80%, due 3/15/32	5,000,000	5,256,023
Matador Resources Co. (a)
6.50%, due 4/15/32	8,500,000	8,424,260
6.875%, due 4/15/28	6,100,000	6,146,732
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (a)	9,465,000	9,438,452
Murphy Oil Corp.
5.875%, due 12/1/27	8,000,000	7,918,885
Noble Finance II LLC
8.00%, due 4/15/30 (a)	10,000,000	10,303,969
Occidental Petroleum Corp.
5.55%, due 3/15/26	30,505,000	30,358,501
6.45%, due 9/15/36	6,850,000	7,069,145
6.95%, due 7/1/24	6,672,000	6,679,395
7.15%, due 5/15/28	4,000,000	4,166,412
Parkland Corp. (a)
4.50%, due 10/1/29	25,035,000	22,688,827
4.625%, due 5/1/30	17,195,000	15,539,856
5.875%, due 7/15/27	14,025,000	13,674,069
Permian Resources Operating LLC (a)
5.375%, due 1/15/26	18,867,000	18,643,975
7.75%, due 2/15/26	20,645,000	20,829,339
Rockcliff Energy II LLC
5.50%, due 10/15/29 (a)	40,500,000	37,331,159

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	MainStay MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Southwestern Energy Co.
5.375%, due 3/15/30	$ 13,830,000	$ 13,132,801
5.70%, due 1/23/25 (i)	3,504,000	3,488,078
Sunoco LP
6.00%, due 4/15/27	18,965,000	18,735,651
Talos Production, Inc. (a)
9.00%, due 2/1/29	24,500,000	25,848,971
9.375%, due 2/1/31	28,500,000	30,372,411
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	6,500,000	6,611,118
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	27,705,375	27,614,044
Transocean, Inc.
8.75%, due 2/15/30 (a)	38,002,500	39,624,409
Viper Energy, Inc.
5.375%, due 11/1/27 (a)	3,500,000	3,414,719
Vital Energy, Inc.
7.75%, due 7/31/29 (a)	18,858,000	18,981,539
		629,380,605
Oil & Gas Services 0.9%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	37,250,000	36,126,819
Nine Energy Service, Inc.
13.00%, due 2/1/28	30,200,000	23,937,082
Oceaneering International, Inc.
6.00%, due 2/1/28	10,600,000	10,425,900
Weatherford International Ltd. (a)
6.50%, due 9/15/28	7,796,000	8,050,797
8.625%, due 4/30/30	15,370,000	15,960,064
		94,500,662
Packaging & Containers 0.3%
Cascades USA, Inc. (a)
5.125%, due 1/15/26	11,306,000	10,947,964
5.375%, due 1/15/28	22,385,000	20,989,978
		31,937,942
Pharmaceuticals 3.2%
1375209 BC Ltd.
9.00%, due 1/30/28 (a)	10,630,000	10,435,695
180 Medical, Inc.
3.875%, due 10/15/29 (a)	20,670,000	18,301,317
Bausch Health Cos., Inc. (a)
7.00%, due 1/15/28	7,000,000	3,429,353
7.25%, due 5/30/29	4,250,000	1,928,437
11.00%, due 9/30/28	22,232,000	17,351,854
14.00%, due 10/15/30	1,974,000	1,273,230
	Principal Amount	Value

Pharmaceuticals (continued)
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	$ 25,531,000	$ 25,835,525
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	37,500,000	38,102,526
Jazz Securities DAC
4.375%, due 1/15/29 (a)	49,390,000	44,936,380
Organon & Co. (a)
4.125%, due 4/30/28	32,040,000	29,180,647
5.125%, due 4/30/31	23,545,000	20,359,401
Owens & Minor, Inc. (a)
4.50%, due 3/31/29	24,155,000	21,654,047
6.625%, due 4/1/30	41,780,000	40,538,725
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (d)(g)	62,797,000	—
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	39,485,000	33,589,250
5.125%, due 1/15/28	26,880,000	25,806,374
		332,722,761
Pipelines 4.9%
Antero Midstream Partners LP (a)
5.75%, due 3/1/27	10,000,000	9,818,077
5.75%, due 1/15/28	9,100,000	8,906,244
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,500,000	2,212,538
DT Midstream, Inc.
4.375%, due 6/15/31 (a)	7,255,000	6,440,672
Energy Transfer LP
4.40%, due 3/15/27	14,700,000	14,239,830
4.95%, due 5/15/28	16,000,000	15,577,734
EQM Midstream Partners LP (a)
6.00%, due 7/1/25	4,497,000	4,489,490
6.50%, due 7/1/27	6,500,000	6,509,028
7.50%, due 6/1/27	5,000,000	5,094,125
7.50%, due 6/1/30	4,935,000	5,174,698
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	33,465,000	35,066,869
Genesis Energy LP
6.25%, due 5/15/26	14,670,000	14,545,000
7.75%, due 2/1/28	26,315,000	26,309,071
8.00%, due 1/15/27	33,484,000	33,861,842
8.25%, due 1/15/29	8,915,000	9,040,728
Harvest Midstream I LP (a)
7.50%, due 9/1/28	26,675,000	26,748,089
7.50%, due 5/15/32	7,000,000	7,008,682
Hess Midstream Operations LP
5.625%, due 2/15/26 (a)	1,000,000	988,765
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
ITT Holdings LLC
6.50%, due 8/1/29 (a)	$ 24,620,000	$ 22,237,227
MPLX LP
4.875%, due 12/1/24	7,500,000	7,451,943
New Fortress Energy, Inc. (a)
6.50%, due 9/30/26	12,930,000	12,364,494
8.75%, due 3/15/29	8,250,000	8,045,809
NuStar Logistics LP
5.75%, due 10/1/25	3,000,000	2,983,075
6.00%, due 6/1/26	16,000,000	15,876,853
Plains All American Pipeline LP
Series B
9.679% (3 Month SOFR + 4.372%), due 5/30/24 (b)(e)(f)	45,303,000	44,790,954
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	21,250,000	21,704,965
Summit Midstream Holdings LLC
9.50%, due 10/15/26 (a)(i)	14,860,000	15,171,718
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	5,000,000	4,747,107
6.00%, due 3/1/27	19,000,000	18,507,347
7.375%, due 2/15/29	21,395,000	21,418,470
TransMontaigne Partners LP
6.125%, due 2/15/26	26,447,000	25,190,767
Venture Global LNG, Inc. (a)
8.125%, due 6/1/28	17,810,000	18,210,155
9.50%, due 2/1/29	25,850,000	27,785,183
Western Midstream Operating LP
4.65%, due 7/1/26	5,000,000	4,883,837
4.75%, due 8/15/28	12,000,000	11,578,980
		514,980,366
Real Estate 0.0% ‡
Howard Hughes Corp. (The) (a)
4.125%, due 2/1/29	3,000,000	2,649,203
4.375%, due 2/1/31	2,000,000	1,695,889
		4,345,092
Real Estate Investment Trusts 1.9%
CTR Partnership LP
3.875%, due 6/30/28 (a)	11,425,000	10,341,362
GLP Capital LP
5.25%, due 6/1/25	10,000,000	9,907,182
5.30%, due 1/15/29	8,000,000	7,766,311
5.375%, due 4/15/26	5,620,000	5,548,276
MPT Operating Partnership LP
4.625%, due 8/1/29	16,085,000	12,036,508
	Principal Amount	Value

Real Estate Investment Trusts (continued)
MPT Operating Partnership LP (continued)
5.00%, due 10/15/27	$ 49,365,000	$ 40,378,595
5.25%, due 8/1/26	13,665,000	12,446,378
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	10,000,000	9,198,261
4.75%, due 10/15/27	28,050,000	26,656,946
6.50%, due 4/1/32 (a)	16,250,000	15,925,991
7.25%, due 7/15/28 (a)	8,660,000	8,794,256
VICI Properties LP (a)
3.875%, due 2/15/29	5,000,000	4,536,467
4.625%, due 6/15/25	13,000,000	12,790,114
5.75%, due 2/1/27	26,800,000	26,575,003
		202,901,650
Retail 5.6%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	22,685,000	20,927,213
4.00%, due 10/15/30	55,052,000	47,475,407
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	23,137,000	21,703,985
4.625%, due 11/15/29 (a)	11,505,000	10,402,984
4.75%, due 3/1/30	17,525,000	15,884,604
5.00%, due 2/15/32 (a)	9,910,000	8,810,046
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	17,640,000	17,390,720
Dave & Buster's, Inc.
7.625%, due 11/1/25 (a)	4,000,000	4,025,916
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (a)	15,250,000	13,869,050
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	28,610,000	26,431,497
KFC Holding Co.
4.75%, due 6/1/27 (a)	18,287,000	17,649,957
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	48,500,000	44,296,195
8.25%, due 8/1/31	17,300,000	17,971,067
Murphy Oil USA, Inc.
4.75%, due 9/15/29	7,500,000	6,982,415
5.625%, due 5/1/27	10,417,000	10,278,263
NMG Holding Co., Inc.
7.125%, due 4/1/26 (a)	94,000,000	93,563,985
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	18,284,000	15,914,600
Patrick Industries, Inc. (a)
4.75%, due 5/1/29	4,000,000	3,636,108
7.50%, due 10/15/27	21,040,000	21,289,450

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	MainStay MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
PetSmart, Inc. (a)
4.75%, due 2/15/28	$ 7,700,000	$ 7,105,933
7.75%, due 2/15/29	8,000,000	7,603,873
Sonic Automotive, Inc. (a)
4.625%, due 11/15/29	10,000,000	8,950,125
4.875%, due 11/15/31	14,045,000	12,255,029
Yum! Brands, Inc.
3.625%, due 3/15/31	40,870,000	35,316,867
4.625%, due 1/31/32	40,600,000	36,549,699
4.75%, due 1/15/30 (a)	31,185,000	29,183,668
5.375%, due 4/1/32	30,000,000	28,298,461
		583,767,117
Software 3.9%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (a)	13,784,000	13,714,847
Camelot Finance SA
4.50%, due 11/1/26 (a)	19,590,000	18,656,744
Central Parent LLC
8.00%, due 6/15/29 (a)	7,500,000	7,716,045
Central Parent, Inc.
7.25%, due 6/15/29 (a)	12,750,000	12,889,549
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	31,609,000	28,783,300
4.875%, due 7/1/29	68,411,000	62,301,711
Fair Isaac Corp.
5.25%, due 5/15/26 (a)	11,250,000	11,047,995
MSCI, Inc. (a)
3.25%, due 8/15/33	10,095,000	8,082,809
3.625%, due 9/1/30	19,475,000	16,955,060
3.875%, due 2/15/31	36,500,000	31,941,461
4.00%, due 11/15/29	29,330,000	26,504,374
Open Text Corp. (a)
3.875%, due 2/15/28	20,685,000	18,881,380
3.875%, due 12/1/29	9,000,000	7,876,844
6.90%, due 12/1/27	11,340,000	11,579,002
Open Text Holdings, Inc.
4.125%, due 2/15/30 (a)	35,147,000	30,869,195
PTC, Inc. (a)
3.625%, due 2/15/25	9,000,000	8,814,885
4.00%, due 2/15/28	36,369,000	33,692,900
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	27,745,000	26,968,642
UKG, Inc.
6.875%, due 2/1/31 (a)	17,110,000	17,142,606
	Principal Amount	Value

Software (continued)
Veritas US, Inc.
7.50%, due 9/1/25 (a)	$ 21,290,000	$ 19,368,972
		413,788,321
Telecommunications 2.3%
Connect Finco SARL
6.75%, due 10/1/26 (a)	58,100,000	56,269,141
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	8,000,000	7,359,907
5.875%, due 10/15/27	7,500,000	7,193,689
8.625%, due 3/15/31	12,140,000	12,261,066
Hughes Satellite Systems Corp.
6.625%, due 8/1/26	5,000,000	2,869,621
Sprint Capital Corp.
6.875%, due 11/15/28	88,520,000	92,696,816
T-Mobile USA, Inc.
4.75%, due 2/1/28	23,355,000	22,734,043
5.375%, due 4/15/27	32,000,000	32,063,072
Vmed O2 UK Financing I plc
7.75%, due 4/15/32 (a)	7,500,000	7,381,183
		240,828,538
Toys, Games & Hobbies 0.1%
Mattel, Inc.
5.875%, due 12/15/27 (a)	15,665,000	15,577,522
Transportation 1.0%
GN Bondco LLC
9.50%, due 10/15/31 (a)	20,000,000	19,206,426
RXO, Inc.
7.50%, due 11/15/27 (a)	2,000,000	2,026,181
Seaspan Corp.
5.50%, due 8/1/29 (a)	24,865,000	21,384,639
Watco Cos. LLC
6.50%, due 6/15/27 (a)	58,345,000	57,521,635
		100,138,881
Total Corporate Bonds (Cost $9,283,558,302)		8,957,970,469
Loan Assignments 6.1%
Aerospace & Defense 0.2%
Chromalloy Corp.
Term Loan
9.058% (3 Month SOFR + 3.75%), due 3/27/31 (e)	21,000,000	21,096,243
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Automobile 0.3%
Dealer Tire Financial LLC
Term Loan B3
9.066% (1 Month SOFR + 3.75%), due 12/14/27 (e)	$ 9,455,290	$ 9,502,566
Tenneco, Inc.
First Lien Term Loan B 10.169% - 10.402%
(3 Month SOFR + 5.00%), due 11/17/28 (e)	21,550,000	21,073,206
Wand Newco 3, Inc.
First Lien 2024 Refinancing Term Loan
9.066% (1 Month SOFR + 3.75%), due 1/30/31 (e)	2,500,000	2,513,068
		33,088,840
Beverage, Food & Tobacco 0.1%
United Natural Foods, Inc.
Initial Term Loan
8.68% (1 Month SOFR + 3.25%), due 10/22/25 (e)	10,314,588	10,198,549
Buildings & Real Estate 0.1%
GEO Group, Inc. (The)
Term Loan
10.569% (1 Month SOFR + 5.25%), due 4/4/29 (e)	7,000,000	7,081,669
Capital Equipment 0.2%
DexKo Global, Inc.
First Lien 2023 Incremental Term Loan
9.559% (3 Month SOFR + 4.25%), due 10/4/28 (e)	7,980,000	7,962,540
TK Elevator Midco GmbH
USD Facility Term Loan B2
8.791% (6 Month SOFR + 3.50%), due 4/30/30 (e)	16,957,500	17,009,780
		24,972,320
Cargo Transport 0.2%
GN Loanco LLC
Term Loan B
9.816% (1 Month SOFR + 4.50%), due 12/19/30 (e)	22,293,333	21,784,778
	Principal Amount	Value

Chemicals, Plastics & Rubber 0.2%
Jazz Pharmaceuticals plc
Additional Dollar Tranche Term Loan B1
8.43% (1 Month SOFR + 3.00%), due 5/5/28 (e)	$ 23,422,655	$ 23,552,792
Electronics 0.2%
Camelot U.S. Acquisition LLC
Amendment No. 6 Refinancing Term Loan
8.066% (1 Month SOFR + 2.75%), due 1/31/31 (e)	11,854,818	11,866,673
Proofpoint, Inc.
First Lien Initial Term Loan
8.68% (1 Month SOFR + 3.25%), due 8/31/28 (e)	6,433,546	6,454,455
Vertiv Group Corp.
Term Loan B1
7.943% (1 Month SOFR + 2.50%), due 3/2/27 (e)	7,462,500	7,483,955
		25,805,083
Energy (Electricity) 0.1%
Talen Energy Supply LLC (e)
Initial Term Loan B
9.826% (3 Month SOFR + 4.50%), due 5/17/30	5,920,971	5,928,373
Initial Term Loan C
9.826% (3 Month SOFR + 4.50%), due 5/17/30	4,834,286	4,840,328
		10,768,701
Finance 0.5%
Aretec Group, Inc.
Term Loan B1
9.916% (1 Month SOFR + 4.50%), due 8/9/30 (e)	15,383,750	15,452,977
Osaic Holdings, Inc.
Term Loan
9.323%, due 8/17/28	17,800,000	17,876,291
RealTruck Group, Inc.
Initial Term Loan
8.93% (1 Month SOFR + 3.50%), due 1/31/28 (e)	$ 19,022,094	18,845,455
		52,174,723
Healthcare, Education & Childcare 0.5%
Endo Luxembourg Finance Co. SARL
Term Loan B
9.826%, due 4/9/31	28,300,000	28,202,705

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	MainStay MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Loan Assignments (continued)
Healthcare, Education & Childcare (continued)
LifePoint Health, Inc.
First Lien 2024 Refinancing Term Loan
10.056% (3 Month SOFR + 4.75%), due 11/16/28 (e)	$ 16,957,500	$ 17,014,019
Organon & Co.
Dollar Term Loan
8.433% (1 Month SOFR + 3.00%), due 6/2/28 (e)	9,322,500	9,357,459
		54,574,183
High Tech Industries 0.2%
Open Text Corp.
2023 Replacement Term Loan
8.166% (1 Month SOFR + 2.75%), due 1/31/30 (e)	18,814,182	18,864,153
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
Incremental Term Loan B1
8.066% (1 Month SOFR + 2.75%), due 2/6/31 (e)	9,000,000	9,001,872
Insurance 0.2%
USI, Inc.
2023 Term Loan B
8.302% (3 Month SOFR + 3.00%), due 11/22/29 (e)	16,417,500	16,448,283
Leisure, Amusement, Motion Pictures & Entertainment 0.1%
Carnival Corp.
2024 Repricing Advance Term Loan
8.067%, due 8/8/27	7,866,290	7,905,622
NASCAR Holdings LLC
Initial Term Loan
7.93% (1 Month SOFR + 2.50%), due 10/19/26 (e)	$ 1,634,468	1,642,640
		9,548,262
Manufacturing 0.0% ‡
Adient U.S. LLC
Term Loan B2
8.066% (1 Month SOFR + 2.75%), due 1/31/31 (e)	1,443,411	1,448,146
	Principal Amount	Value

Media 0.4%
DIRECTV Financing LLC
2024 Refinancing Term Loan B
10.68% (1 Month SOFR + 5.25%), due 8/2/29 (e)	$ 38,897,395	$ 38,897,395
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Co. LLC
First Lien Initial Term Loan
9.43% (1 Month SOFR + 4.00%), due 6/9/28 (e)	24,244,491	21,476,570
Oil & Gas 0.8%
GIP III Stetson I LP
2023 Initial Term Loan
9.666% (1 Month SOFR + 4.25%), due 10/31/28 (e)	11,647,387	11,676,505
New Fortress Energy, Inc.
Initial Term Loan
10.33% (3 Month SOFR + 5.00%), due 10/30/28 (e)	24,688,125	24,785,125
PetroQuest Energy LLC (b)(d)
Term Loan
15.00% (15.00% PIK), due 11/8/25 (c)	25,487,290	12,233,899
2020 Term Loan
15.00% (15.00% PIK) (3 Month LIBOR + 6.50%), due 9/19/26 (c)(e)	2,631,744	2,631,744
Term Loan
15.00% (3 Month LIBOR + 6.50%), due 1/1/28 (e)	3,430,486	3,430,486
Prairie Acquiror LP
Initial Term Loan B2
10.066% (1 Month SOFR + 4.75%), due 8/1/29 (e)	10,500,000	10,506,562
TransMontaigne Operating Co. LP
Tranche Term Loan B
8.93% (1 Month SOFR + 3.50%), due 11/17/28 (e)	15,919,503	15,926,142
		81,190,463
Retail 0.9%
Great Outdoors Group LLC
Term Loan B2
9.18% (1 Month SOFR + 3.75%), due 3/6/28 (e)	99,835,518	99,735,682
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Services: Business 0.2%
Dun & Bradstreet Corp.
2024 Incremental Term Loan B2
8.068% (1 Month SOFR + 2.75%), due 1/18/29 (e)	$ 10,942,003	$ 10,960,812
GIP II Blue Holding LP
Initial Term Loan
9.066% (1 Month SOFR + 3.75%), due 9/29/28 (e)	12,773,361	12,834,942
Icon Public Ltd. Co. (e)
Repriced U.S. Term Loan
7.309% (3 Month SOFR + 2.00%), due 7/3/28	524,084	525,557
Repriced Lux Term Loan
7.309% (3 Month SOFR + 2.00%), due 7/3/28	2,103,482	2,109,397
		26,430,708
Software 0.3%
Cloud Software Group, Inc.
First Lien Term Loan A
9.909% (3 Month SOFR + 4.50%), due 9/29/28 (e)	26,697,160	26,663,788
Utilities 0.1%
PG&E Corp.
Term Loan
7.816% (1 Month SOFR + 2.50%), due 6/23/27 (e)	10,000,000	10,009,380
Total Loan Assignments (Cost $645,893,050)		644,812,583
Total Long-Term Bonds (Cost $10,008,583,452)		9,716,377,565

	Shares

Common Stocks 1.4%
Capital Markets 0.1%
Ares Capital Corp.	413,257	8,517,227
Consumer Staples Distribution & Retail 0.0% ‡
ASG warrant Corp. (b)(d)(j)	12,502	—
Distributors 0.0% ‡
ATD New Holdings, Inc. (j)	142,545	3,278,535
	Shares	Value

Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (b)(d)(j)	38,880	$ —
Electrical Equipment 0.1%
Energy Technologies, Inc. (b)(d)(j)	16,724	5,435,300
Energy Equipment & Services 0.1%
Forum Energy Technologies, Inc. (j)(k)	616,274	11,493,510
Nine Energy Service, Inc. (j)	97,664	210,954
		11,704,464
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (h)	386,241	8,304,182
Oil, Gas & Consumable Fuels 0.7%
Chord Energy Corp.	43,842	7,759,157
Gulfport Energy Corp. (j)	224,328	35,603,097
PetroQuest Energy, Inc. (b)(d)(j)	284,709	—
Talos Energy, Inc. (j)	2,074,193	27,337,863
		70,700,117
Pharmaceuticals 0.2%
Endo Finance Holdings, Inc. (j)	9,963	280,837
Endo, Inc. (j)	914,895	25,789,049
		26,069,886
Wireless Telecommunication Services 0.1%
Vodafone Group plc, Sponsored ADR	1,071,152	9,008,388
Total Common Stocks (Cost $213,771,839)		143,018,099
Preferred Stock 0.3%
Electrical Equipment 0.3%
Energy Technologies Ltd. (b)(d)(j)	37,258	33,532,200
Total Preferred Stock (Cost $35,514,837)		33,532,200
Exchange-Traded Funds 0.5%
iShares Gold Trust (j)	929,500	40,247,350
SPDR Gold Shares (j)	55,336	11,724,038
Total Exchange-Traded Funds (Cost $33,598,419)		51,971,388

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	MainStay MacKay High Yield Corporate Bond Fund

	Number of Warrants	Value

Warrants 0.0% ‡
Oil, Gas & Consumable Fuels 0.0% ‡
California Resources Corp.
Expires 10/27/24 (j)	36,093	$ 621,522
Total Warrants (Cost $14,437)		621,522
Total Investments (Cost $10,291,482,984)	94.6%	9,945,520,774
Other Assets, Less Liabilities	5.4	570,754,459
Net Assets	100.0%	$ 10,516,275,233

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of April 30, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $219,320,266, which represented 2.1% of the Fund’s net assets.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Floating rate—Rate shown was the rate in effect as of April 30, 2024.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Issue in non-accrual status.
(h)	Restricted security. (See Note 5)
(i)	Step coupon—Rate shown was the rate in effect as of April 30, 2024.
(j)	Non-income producing security.
(k)	As of April 30, 2024, the Fund’s ownership exceeds 5% of the outstanding shares of the company.

Abbreviation(s):
ADR—American Depositary Receipt
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 113,594,513	$ —	$ 113,594,513
Corporate Bonds	—	8,933,361,469	24,609,000	8,957,970,469
Loan Assignments	—	626,516,454	18,296,129	644,812,583
Total Long-Term Bonds	—	9,673,472,436	42,905,129	9,716,377,565
Common Stocks	126,000,082	11,582,717	5,435,300	143,018,099
Preferred Stock	—	—	33,532,200	33,532,200
Exchange-Traded Funds	51,971,388	—	—	51,971,388
Warrants	621,522	—	—	621,522
Total Investments in Securities	$ 178,592,992	$ 9,685,055,153	$ 81,872,629	$ 9,945,520,774

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Assets and Liabilities as of April 30, 2024 (Unaudited)
Assets
Investment in securities, at value (identified cost $10,291,482,984)	$ 9,945,520,774
Cash	511,643,443
Due from custodian	1,037,919
Receivables:
Interest	150,041,742
Fund shares sold	15,127,876
Investment securities sold	426,882
Other assets	2,883,456
Total assets	10,626,682,092
Liabilities
Payables:
Investment securities purchased	69,538,444
Fund shares redeemed	30,164,508
Manager (See Note 3)	4,725,678
Transfer agent (See Note 3)	1,724,480
NYLIFE Distributors (See Note 3)	702,806
Professional fees	227,990
Shareholder communication	161,496
Custodian	63,632
Accrued expenses	14,177
Distributions payable	3,083,648
Total liabilities	110,406,859
Net assets	$10,516,275,233
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$ 20,571,538
Additional paid-in-capital	11,398,506,021
11,419,077,559
Total distributable earnings (loss)	(902,802,326)
Net assets	$10,516,275,233
Class A
Net assets applicable to outstanding shares	$2,888,540,658
Shares of beneficial interest outstanding	564,547,573
Net asset value per share outstanding	$ 5.12
Maximum sales charge (4.50% of offering price)	0.24
Maximum offering price per share outstanding	$ 5.36
Investor Class
Net assets applicable to outstanding shares	$ 110,942,432
Shares of beneficial interest outstanding	21,519,477
Net asset value per share outstanding	$ 5.16
Maximum sales charge (4.00% of offering price)	0.22
Maximum offering price per share outstanding	$ 5.38
Class B
Net assets applicable to outstanding shares	$ 4,216,557
Shares of beneficial interest outstanding	828,557
Net asset value and offering price per share outstanding	$ 5.09
Class C
Net assets applicable to outstanding shares	$ 91,735,526
Shares of beneficial interest outstanding	18,004,919
Net asset value and offering price per share outstanding	$ 5.10
Class I
Net assets applicable to outstanding shares	$3,648,849,827
Shares of beneficial interest outstanding	712,850,071
Net asset value and offering price per share outstanding	$ 5.12
Class R2
Net assets applicable to outstanding shares	$ 5,826,927
Shares of beneficial interest outstanding	1,138,227
Net asset value and offering price per share outstanding	$ 5.12
Class R3
Net assets applicable to outstanding shares	$ 4,724,749
Shares of beneficial interest outstanding	924,406
Net asset value and offering price per share outstanding	$ 5.11
Class R6
Net assets applicable to outstanding shares	$3,761,311,713
Shares of beneficial interest outstanding	737,315,977
Net asset value and offering price per share outstanding	$ 5.10
SIMPLE Class
Net assets applicable to outstanding shares	$ 126,844
Shares of beneficial interest outstanding	24,604
Net asset value and offering price per share outstanding	$ 5.16

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	MainStay MacKay High Yield Corporate Bond Fund

Statement of Operations for the six months ended April 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Interest	$341,068,132
Dividends (net of foreign tax withholding of $3,315)	29,542,736
Other	13,428,038
Total income	384,038,906
Expenses
Manager (See Note 3)	28,446,739
Transfer agent (See Note 3)	5,216,589
Distribution/Service—Class A (See Note 3)	3,662,181
Distribution/Service—Investor Class (See Note 3)	140,925
Distribution/Service—Class B (See Note 3)	31,638
Distribution/Service—Class C (See Note 3)	486,223
Distribution/Service—Class R2 (See Note 3)	7,724
Distribution/Service—Class R3 (See Note 3)	10,943
Distribution/Service—SIMPLE Class (See Note 3)	247
Professional fees	370,008
Registration	138,084
Trustees	127,634
Shareholder communication	110,773
Custodian	62,217
Shareholder service (See Note 3)	5,294
Miscellaneous	215,694
Total expenses	39,032,913
Net investment income (loss)	345,005,993
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(44,821,008)
Net change in unrealized appreciation (depreciation) on investments	471,200,188
Net realized and unrealized gain (loss)	426,379,180
Net increase (decrease) in net assets resulting from operations	$771,385,173
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Statements of Changes in Net Assets
for the six months ended April 30, 2024 (Unaudited) and the year ended October 31, 2023
	Six months ended April 30, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 345,005,993	$ 585,063,215
Net realized gain (loss)	(44,821,008)	(220,955,580)
Net change in unrealized appreciation (depreciation)	471,200,188	273,111,406
Net increase (decrease) in net assets resulting from operations	771,385,173	637,219,041
Distributions to shareholders:
Class A	(92,573,170)	(166,062,742)
Investor Class	(3,424,935)	(6,127,715)
Class B	(166,765)	(452,654)
Class C	(2,624,591)	(5,318,208)
Class I	(111,974,921)	(180,925,819)
Class R1(a)	(778)	(2,626)
Class R2	(189,562)	(360,077)
Class R3	(133,040)	(202,281)
Class R6	(135,355,517)	(224,130,921)
SIMPLE Class	(3,207)	(2,223)
Total distributions to shareholders	(346,446,486)	(583,585,266)
Capital share transactions:
Net proceeds from sales of shares	1,583,083,616	2,378,286,543
Net asset value of shares issued to shareholders in reinvestment of distributions	327,666,937	550,045,714
Cost of shares redeemed	(1,782,003,262)	(3,136,531,209)
Increase (decrease) in net assets derived from capital share transactions	128,747,291	(208,198,952)
Net increase (decrease) in net assets	553,685,978	(154,565,177)
Net Assets
Beginning of period	9,962,589,255	10,117,154,432
End of period	$10,516,275,233	$ 9,962,589,255

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	MainStay MacKay High Yield Corporate Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class A		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 4.91	$ 4.88	$ 5.63	$ 5.41	$ 5.61	$ 5.52
Net investment income (loss) (a)	0.16	0.28	0.24	0.25	0.29	0.29
Net realized and unrealized gain (loss)	0.21	0.03	(0.73)	0.25	(0.17)	0.12
Total from investment operations	0.37	0.31	(0.49)	0.50	0.12	0.41
Less distributions:
From net investment income	(0.16)	(0.28)	(0.24)	(0.25)	(0.29)	(0.29)
Return of capital	—	—	(0.02)	(0.03)	(0.03)	(0.03)
Total distributions	(0.16)	(0.28)	(0.26)	(0.28)	(0.32)	(0.32)
Net asset value at end of period	$ 5.12	$ 4.91	$ 4.88	$ 5.63	$ 5.41	$ 5.61
Total investment return (b)	7.61%	6.31%	(8.88)%	9.37%	2.26%	7.58%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.33%††	5.52%	4.58%	4.38%	5.35%	5.21%
Net expenses (c)	0.96%††	0.96%	0.95%	0.95%	0.97%	0.99%
Portfolio turnover rate	15%	20%	16%	40%	38%	30%
Net assets at end of period (in 000’s)	$ 2,888,541	$ 2,876,677	$ 3,074,182	$ 3,901,512	$ 3,525,782	$ 3,405,587

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30, 2024*	Year Ended October 31,
Investor Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 4.94	$ 4.92	$ 5.67	$ 5.45	$ 5.65	$ 5.57
Net investment income (loss) (a)	0.16	0.27	0.24	0.24	0.29	0.29
Net realized and unrealized gain (loss)	0.22	0.02	(0.73)	0.26	(0.17)	0.11
Total from investment operations	0.38	0.29	(0.49)	0.50	0.12	0.40
Less distributions:
From net investment income	(0.16)	(0.27)	(0.24)	(0.25)	(0.29)	(0.29)
Return of capital	—	—	(0.02)	(0.03)	(0.03)	(0.03)
Total distributions	(0.16)	(0.27)	(0.26)	(0.28)	(0.32)	(0.32)
Net asset value at end of period	$ 5.16	$ 4.94	$ 4.92	$ 5.67	$ 5.45	$ 5.65
Total investment return (b)	7.67%	5.87%	(8.90)%	9.25%	2.24%	7.33%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.15%††	5.35%	4.45%	4.26%	5.27%	5.15%
Net expenses (c)	1.14%††	1.14%	1.09%	1.08%	1.06%	1.05%
Portfolio turnover rate	15%	20%	16%	40%	38%	30%
Net assets at end of period (in 000's)	$ 110,942	$ 111,541	$ 116,961	$ 139,214	$ 149,726	$ 162,260

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class B		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 4.88	$ 4.86	$ 5.60	$ 5.38	$ 5.58	$ 5.50
Net investment income (loss) (a)	0.14	0.23	0.19	0.20	0.25	0.24
Net realized and unrealized gain (loss)	0.21	0.02	(0.72)	0.25	(0.18)	0.11
Total from investment operations	0.35	0.25	(0.53)	0.45	0.07	0.35
Less distributions:
From net investment income	(0.14)	(0.23)	(0.20)	(0.21)	(0.24)	(0.25)
Return of capital	—	—	(0.01)	(0.02)	(0.03)	(0.02)
Total distributions	(0.14)	(0.23)	(0.21)	(0.23)	(0.27)	(0.27)
Net asset value at end of period	$ 5.09	$ 4.88	$ 4.86	$ 5.60	$ 5.38	$ 5.58
Total investment return (b)	7.16%	5.12%	(9.61)%	8.52%	1.39%	6.52%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.46%††	4.58%	3.64%	3.56%	4.55%	4.41%
Net expenses (c)	1.89%††	1.89%	1.84%	1.83%	1.81%	1.80%
Portfolio turnover rate	15%	20%	16%	40%	38%	30%
Net assets at end of period (in 000’s)	$ 4,217	$ 7,690	$ 13,032	$ 26,622	$ 45,661	$ 63,517

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30, 2024*	Year Ended October 31,
Class C		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 4.89	$ 4.86	$ 5.60	$ 5.39	$ 5.59	$ 5.50
Net investment income (loss) (a)	0.14	0.23	0.19	0.20	0.25	0.24
Net realized and unrealized gain (loss)	0.21	0.03	(0.72)	0.24	(0.18)	0.12
Total from investment operations	0.35	0.26	(0.53)	0.44	0.07	0.36
Less distributions:
From net investment income	(0.14)	(0.23)	(0.20)	(0.21)	(0.24)	(0.25)
Return of capital	—	—	(0.01)	(0.02)	(0.03)	(0.02)
Total distributions	(0.14)	(0.23)	(0.21)	(0.23)	(0.27)	(0.27)
Net asset value at end of period	$ 5.10	$ 4.89	$ 4.86	$ 5.60	$ 5.39	$ 5.59
Total investment return (b)	7.15%	5.34%	(9.62)%	8.31%	1.39%	6.71%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.41%††	4.59%	3.66%	3.54%	4.54%	4.41%
Net expenses (c)	1.89%††	1.89%	1.84%	1.83%	1.81%	1.80%
Portfolio turnover rate	15%	20%	16%	40%	38%	30%
Net assets at end of period (in 000’s)	$ 91,736	$ 98,729	$ 133,295	$ 214,696	$ 297,431	$ 373,760

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	MainStay MacKay High Yield Corporate Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class I		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 4.91	$ 4.88	$ 5.63	$ 5.41	$ 5.61	$ 5.53
Net investment income (loss) (a)	0.17	0.29	0.25	0.26	0.30	0.30
Net realized and unrealized gain (loss)	0.21	0.03	(0.73)	0.26	(0.17)	0.11
Total from investment operations	0.38	0.32	(0.48)	0.52	0.13	0.41
Less distributions:
From net investment income	(0.17)	(0.29)	(0.25)	(0.27)	(0.30)	(0.30)
Return of capital	—	—	(0.02)	(0.03)	(0.03)	(0.03)
Total distributions	(0.17)	(0.29)	(0.27)	(0.30)	(0.33)	(0.33)
Net asset value at end of period	$ 5.12	$ 4.91	$ 4.88	$ 5.63	$ 5.41	$ 5.61
Total investment return (b)	7.74%	6.57%	(8.65)%	9.65%	2.56%	7.68%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.59%††	5.78%	4.82%	4.62%	5.60%	5.45%
Net expenses (c)	0.71%††	0.71%	0.70%	0.70%	0.72%	0.74%
Portfolio turnover rate	15%	20%	16%	40%	38%	30%
Net assets at end of period (in 000’s)	$ 3,648,850	$ 3,001,067	$ 3,159,577	$ 4,116,697	$ 3,509,954	$ 3,451,487

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30, 2024*	Year Ended October 31,
Class R2		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 4.91	$ 4.88	$ 5.63	$ 5.41	$ 5.61	$ 5.52
Net investment income (loss) (a)	0.16	0.27	0.23	0.24	0.29	0.28
Net realized and unrealized gain (loss)	0.21	0.03	(0.73)	0.26	(0.18)	0.12
Total from investment operations	0.37	0.30	(0.50)	0.50	0.11	0.40
Less distributions:
From net investment income	(0.16)	(0.27)	(0.23)	(0.25)	(0.28)	(0.29)
Return of capital	—	—	(0.02)	(0.03)	(0.03)	(0.02)
Total distributions	(0.16)	(0.27)	(0.25)	(0.28)	(0.31)	(0.31)
Net asset value at end of period	$ 5.12	$ 4.91	$ 4.88	$ 5.63	$ 5.41	$ 5.61
Total investment return (b)	7.55%	6.19%	(8.98)%	9.28%	2.17%	7.49%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.23%††	5.42%	4.45%	4.28%	5.26%	5.10%
Net expenses (c)	1.06%††	1.06%	1.05%	1.05%	1.07%	1.09%
Portfolio turnover rate	15%	20%	16%	40%	38%	30%
Net assets at end of period (in 000’s)	$ 5,827	$ 6,548	$ 6,949	$ 10,640	$ 13,006	$ 13,866

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class R3		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 4.90	$ 4.88	$ 5.62	$ 5.40	$ 5.60	$ 5.52
Net investment income (loss) (a)	0.15	0.26	0.22	0.22	0.27	0.27
Net realized and unrealized gain (loss)	0.21	0.02	(0.72)	0.26	(0.17)	0.11
Total from investment operations	0.36	0.28	(0.50)	0.48	0.10	0.38
Less distributions:
From net investment income	(0.15)	(0.26)	(0.22)	(0.23)	(0.27)	(0.28)
Return of capital	—	—	(0.02)	(0.03)	(0.03)	(0.02)
Total distributions	(0.15)	(0.26)	(0.24)	(0.26)	(0.30)	(0.30)
Net asset value at end of period	$ 5.11	$ 4.90	$ 4.88	$ 5.62	$ 5.40	$ 5.60
Total investment return (b)	7.44%	5.72%	(9.07)%	9.01%	1.90%	7.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.98%††	5.18%	4.25%	3.98%	4.96%	4.84%
Net expenses (c)	1.31%††	1.31%	1.30%	1.30%	1.32%	1.34%
Portfolio turnover rate	15%	20%	16%	40%	38%	30%
Net assets at end of period (in 000’s)	$ 4,725	$ 3,913	$ 3,482	$ 3,630	$ 1,924	$ 1,281

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30, 2024*	Year Ended October 31,
Class R6		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 4.89	$ 4.87	$ 5.61	$ 5.40	$ 5.60	$ 5.52
Net investment income (loss) (a)	0.17	0.30	0.26	0.27	0.31	0.31
Net realized and unrealized gain (loss)	0.21	0.02	(0.72)	0.24	(0.17)	0.11
Total from investment operations	0.38	0.32	(0.46)	0.51	0.14	0.42
Less distributions:
From net investment income	(0.17)	(0.30)	(0.26)	(0.27)	(0.31)	(0.31)
Return of capital	—	—	(0.02)	(0.03)	(0.03)	(0.03)
Total distributions	(0.17)	(0.30)	(0.28)	(0.30)	(0.34)	(0.34)
Net asset value at end of period	$ 5.10	$ 4.89	$ 4.87	$ 5.61	$ 5.40	$ 5.60
Total investment return (b)	7.85%	6.54%	(8.36)%	9.64%	2.70%	7.84%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.73%††	5.93%	4.98%	4.79%	5.65%	5.60%
Net expenses (c)	0.56%††	0.56%	0.57%	0.57%	0.58%	0.58%
Portfolio turnover rate	15%	20%	16%	40%	38%	30%
Net assets at end of period (in 000’s)	$ 3,761,312	$ 3,856,330	$ 3,609,591	$ 3,697,586	$ 4,420,424	$ 2,180,977

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	MainStay MacKay High Yield Corporate Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,			August 31, 2020^ through October 31,
SIMPLE Class		2023	2022	2021	2020
Net asset value at beginning of period	$ 4.95	$ 4.92	$ 5.67	$ 5.45	$ 5.54
Net investment income (loss)	0.16(a)	0.27(a)	0.22(a)	0.23(a)	0.04
Net realized and unrealized gain (loss)	0.21	0.02	(0.73)	0.25	(0.08)
Total from investment operations	0.37	0.29	(0.51)	0.48	(0.04)
Less distributions:
From net investment income	(0.16)	(0.26)	(0.22)	(0.23)	(0.05)
Return of capital	—	—	(0.02)	(0.03)	(0.00)‡
Total distributions	(0.16)	(0.26)	(0.24)	(0.26)	(0.05)
Net asset value at end of period	$ 5.16	$ 4.95	$ 4.92	$ 5.67	$ 5.45
Total investment return (b)	7.46%	6.00%	(9.14)%	8.98%	(0.72)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.12%††	5.30%	4.23%	4.00%	4.74%††
Net expenses (c)	1.16%††	1.21%	1.34%	1.33%	1.30%††
Portfolio turnover rate	15%	20%	16%	40%	38%
Net assets at end of period (in 000’s)	$ 127	$ 47	$ 32	$ 27	$ 25

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
The MainStay Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the MainStay MacKay High Yield Corporate Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class B	May 1, 1986
Class C	September 1, 1998
Class I	January 2, 2004
Class R2	May 1, 2008
Class R3	February 29, 2016
Class R6	June 17, 2013
SIMPLE Class	August 31, 2020
Effective at the close of business on February 23, 2024, Class R1 shares were liquidated.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. When Class B shares were offered, they were offered at NAV without an initial sales charge, although a CDSC that declines depending on the number of years a shareholder held its Class B shares may be imposed on certain redemptions of such shares made within six years of the date of purchase of such shares. Class I, Class R2, Class R3, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class B shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share trans-actions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class B and Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class, Class R2, Class R3 and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee. Class R2 and Class R3 shares are subject to a shareholder service fee, which is in addition to fees paid under the distribution plans for Class R2 and Class R3 shares.
The Fund's investment objective is to seek maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation is a secondary objective.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The

32	MainStay MacKay High Yield Corporate Bond Fund

Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal
33

Notes to Financial Statements (Unaudited) (continued)
conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of April 30, 2024, and can change at any time.
(B) Income Taxes.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund’s financial statements. The Fund’s federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in

34	MainStay MacKay High Yield Corporate Bond Fund

accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(H) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(I) Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund primarily invests in high-yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can
35

Notes to Financial Statements (Unaudited) (continued)
also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The loans in which the Fund invests are usually rated below investment grade, or if unrated, determined by the Subadvisor to be of comparable quality (commonly referred to as “junk bonds”) and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be particularly susceptible to liquidity and valuation risks.
Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(J) LIBOR Replacement Risk. The Fund may invest in certain debt securities, derivatives or other financial instruments that have relied or continue to rely on LIBOR, as a “benchmark” or “reference rate” for various interest rate calculations. As of January 1, 2022, the United Kingdom Financial Conduct Authority ("FCA"), which regulates LIBOR, ceased its active encouragement of banks to provide the quotations needed to sustain most LIBOR rates due to the absence of an active market for interbank unsecured lending and other reasons. In connection with supervisory guidance from U.S. regulators, certain U.S. regulated entities have generally ceased to enter into certain new LIBOR contracts after January 1, 2022.  On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System and based on SOFR (which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) for tough legacy contracts. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR settings after June 30, 2023 through at least September 30, 2024. Certain of the Fund's investments may involve individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or synthetic LIBOR and no assurances can be given that these measures will have had the intended effects. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund.
The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund's performance and/or net asset value. It could also lead to a reduction in the interest rates on, and the value of, some LIBOR-based investments and reduce the effectiveness of hedges mitigating risk in connection with LIBOR-based investments. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include enhanced provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund's performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The usefulness of LIBOR as a benchmark could deteriorate anytime during this transition period. Any such effects of the transition process, including unforeseen effects, could result in losses to the Fund.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts

36	MainStay MacKay High Yield Corporate Bond Fund

clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million up to $5 billion; 0.525% from $5 billion up to $7 billion; 0.50% from $7 billion up to $10 billion; 0.49% from $10 billion to $15 billion; and 0.48% in excess of $15 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement furnished at an annual rate of the Fund’s average daily net assets as follows: 0.05% up to $20 million; 0.0333% from $20 million to $100 million; and 0.01% in excess of $100 million. During the six-month period ended April 30, 2024, the effective management fee rate was 0.54%, inclusive of a fee for fund accounting services of 0.01% of the Fund’s average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2024, New York Life Investments earned fees from the Fund in the amount of $28,446,739 and paid the Subadvisor in the amount of $13,953,545.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I, Class R1 and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
37

Notes to Financial Statements (Unaudited) (continued)
During the six-month period ended April 30, 2024, shareholder service fees incurred by the Fund were as follows:

Class R1*	$ 15
Class R2	3,090
Class R3	2,189

*	Effective at the close of business on February 23, 2024, Class R1 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2024, were $157,215 and $10,229, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2024, of $21,342 and $547, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$2,221,152	$—
Investor Class	188,906	—
Class B	10,421	—
Class C	162,698	—
Class I	2,545,060	—
Class R1*	23	—
Class R2	4,685	—
Class R3	3,318	—
Class R6	80,274	—
SIMPLE Class	52	—

*	Effective at the close of business on February 23, 2024, Class R1 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$12,410,897	0.3%
SIMPLE Class	27,852	22.0
Note 4-Federal Income Tax
As of April 30, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$10,267,515,987	$236,853,146	$(558,848,359)	$(321,995,213)
As of October 31, 2023, for federal income tax purposes, capital loss carryforwards of $537,451,087, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected

38	MainStay MacKay High Yield Corporate Bond Fund

to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$40,757	$496,694
During the year ended October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$583,585,266
Note 5–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of April 30, 2024, restricted securities held by the Fund were as follows:
Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	4/30/24 Value	Percent of Net Assets
Briggs & Stratton Corp. Escrow Claim Shares
Corporate Bond 6.875%, due 12/15/20	2/26/21	$ 9,200,000	$ 9,323,706	$ —	0.0% ‡
GenOn Energy, Inc.
Common Stock	12/14/18	386,241	43,250,890	8,304,182	0.1
Sterling Entertainment Enterprises LLC
Corporate Bond 10.25%, due 1/15/25	12/28/17	$ 20,000,000	19,959,248	18,586,000	0.2
Total			$ 72,533,844	$ 26,890,182	0.3%

‡	Less than one-tenth of a percent.

Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 7–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 25, 2023, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 23, 2024, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 25, 2023, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
39

Notes to Financial Statements (Unaudited) (continued)
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 9–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2024, purchases and sales of securities, other than short-term securities, were $1,653,878 and $1,531,259, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2024 and the year ended October 31, 2023, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	33,761,581	$ 172,080,603
Shares issued to shareholders in reinvestment of distributions	15,740,495	80,646,252
Shares redeemed	(72,597,340)	(371,404,035)
Net increase (decrease) in shares outstanding before conversion	(23,095,264)	(118,677,180)
Shares converted into Class A (See Note 1)	2,089,558	10,741,013
Shares converted from Class A (See Note 1)	(605,724)	(3,099,725)
Net increase (decrease)	(21,611,430)	$ (111,035,892)
Year ended October 31, 2023:
Shares sold	78,051,343	$ 389,132,502
Shares issued to shareholders in reinvestment of distributions	28,889,335	144,137,090
Shares redeemed	(154,751,687)	(772,065,976)
Net increase (decrease) in shares outstanding before conversion	(47,811,009)	(238,796,384)
Shares converted into Class A (See Note 1)	5,245,041	26,189,256
Shares converted from Class A (See Note 1)	(889,764)	(4,470,861)
Net increase (decrease)	(43,455,732)	$ (217,077,989)

Investor Class	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	644,532	$ 3,327,012
Shares issued to shareholders in reinvestment of distributions	639,170	3,300,133
Shares redeemed	(1,276,627)	(6,580,540)
Net increase (decrease) in shares outstanding before conversion	7,075	46,605
Shares converted into Investor Class (See Note 1)	208,192	1,071,015
Shares converted from Investor Class (See Note 1)	(1,256,650)	(6,520,006)
Net increase (decrease)	(1,041,383)	$ (5,402,386)
Year ended October 31, 2023:
Shares sold	1,017,985	$ 5,121,893
Shares issued to shareholders in reinvestment of distributions	1,173,564	5,897,791
Shares redeemed	(2,488,238)	(12,514,376)
Net increase (decrease) in shares outstanding before conversion	(296,689)	(1,494,692)
Shares converted into Investor Class (See Note 1)	528,336	2,658,813
Shares converted from Investor Class (See Note 1)	(1,457,838)	(7,322,253)
Net increase (decrease)	(1,226,191)	$ (6,158,132)

Class B	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	9,761	$ 49,679
Shares issued to shareholders in reinvestment of distributions	27,199	138,605
Shares redeemed	(409,331)	(2,085,101)
Net increase (decrease) in shares outstanding before conversion	(372,371)	(1,896,817)
Shares converted from Class B (See Note 1)	(373,887)	(1,904,395)
Net increase (decrease)	(746,258)	$ (3,801,212)
Year ended October 31, 2023:
Shares sold	21,680	$ 107,706
Shares issued to shareholders in reinvestment of distributions	73,983	367,385
Shares redeemed	(465,849)	(2,310,090)
Net increase (decrease) in shares outstanding before conversion	(370,186)	(1,834,999)
Shares converted from Class B (See Note 1)	(736,809)	(3,657,717)
Net increase (decrease)	(1,106,995)	$ (5,492,716)

40	MainStay MacKay High Yield Corporate Bond Fund

Class C	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	782,235	$ 3,990,881
Shares issued to shareholders in reinvestment of distributions	499,709	2,549,992
Shares redeemed	(3,036,684)	(15,512,222)
Net increase (decrease) in shares outstanding before conversion	(1,754,740)	(8,971,349)
Shares converted from Class C (See Note 1)	(438,891)	(2,234,414)
Net increase (decrease)	(2,193,631)	$ (11,205,763)
Year ended October 31, 2023:
Shares sold	1,129,297	$ 5,594,569
Shares issued to shareholders in reinvestment of distributions	1,028,914	5,113,581
Shares redeemed	(7,525,687)	(37,352,570)
Net increase (decrease) in shares outstanding before conversion	(5,367,476)	(26,644,420)
Shares converted from Class C (See Note 1)	(1,842,802)	(9,158,313)
Net increase (decrease)	(7,210,278)	$ (35,802,733)

Class I	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	173,930,867	$ 890,804,165
Shares issued to shareholders in reinvestment of distributions	20,932,480	107,376,457
Shares redeemed	(93,702,648)	(479,868,394)
Net increase (decrease) in shares outstanding before conversion	101,160,699	518,312,228
Shares converted into Class I (See Note 1)	604,591	3,094,481
Shares converted from Class I (See Note 1)	(238,317)	(1,226,302)
Net increase (decrease)	101,526,973	$ 520,180,407
Year ended October 31, 2023:
Shares sold	188,810,621	$ 943,198,625
Shares issued to shareholders in reinvestment of distributions	34,478,584	172,086,582
Shares redeemed	(259,550,476)	(1,292,981,127)
Net increase (decrease) in shares outstanding before conversion	(36,261,271)	(177,695,920)
Shares converted into Class I (See Note 1)	904,096	4,543,309
Shares converted from Class I (See Note 1)	(274,234)	(1,380,102)
Net increase (decrease)	(35,631,409)	$ (174,532,713)

Class R1	Shares	Amount
Six-month period ended April 30, 2024: (a)
Shares sold	5	$ 26
Shares issued to shareholders in reinvestment of distributions	153	778
Shares redeemed	(9,889)	(50,913)
Net increase (decrease)	(9,731)	$ (50,109)
Year ended October 31, 2023:
Shares sold	1,055	$ 5,252
Shares issued to shareholders in reinvestment of distributions	518	2,582
Shares redeemed	(2,614)	(12,959)
Net increase (decrease)	(1,041)	$ (5,125)

Class R2	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	134,749	$ 693,078
Shares issued to shareholders in reinvestment of distributions	24,822	127,288
Shares redeemed	(354,840)	(1,818,976)
Net increase (decrease)	(195,269)	$ (998,610)
Year ended October 31, 2023:
Shares sold	276,469	$ 1,378,905
Shares issued to shareholders in reinvestment of distributions	50,618	252,583
Shares redeemed	(416,278)	(2,086,972)
Net increase (decrease)	(89,191)	$ (455,484)

Class R3	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	257,678	$ 1,322,956
Shares issued to shareholders in reinvestment of distributions	23,659	121,128
Shares redeemed	(152,408)	(784,582)
Net increase (decrease) in shares outstanding before conversion	128,929	659,502
Shares converted from Class R3 (See Note 1)	(2,713)	(13,972)
Net increase (decrease)	126,216	$ 645,530
Year ended October 31, 2023:
Shares sold	259,260	$ 1,296,592
Shares issued to shareholders in reinvestment of distributions	37,303	185,998
Shares redeemed	(212,168)	(1,061,437)
Net increase (decrease)	84,395	$ 421,153

41

Notes to Financial Statements (Unaudited) (continued)
Class R6	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	99,788,445	$ 510,741,686
Shares issued to shareholders in reinvestment of distributions	26,109,418	133,403,097
Shares redeemed	(176,641,873)	(903,898,499)
Net increase (decrease) in shares outstanding before conversion	(50,744,010)	(259,753,716)
Shares converted into Class R6 (See Note 1)	25,667	131,323
Shares converted from Class R6 (See Note 1)	(7,651)	(39,018)
Net increase (decrease)	(50,725,994)	$ (259,661,411)
Year ended October 31, 2023:
Shares sold	207,906,986	$ 1,032,437,690
Shares issued to shareholders in reinvestment of distributions	44,598,388	221,999,899
Shares redeemed	(204,221,976)	(1,016,145,702)
Net increase (decrease) in shares outstanding before conversion	48,283,398	238,291,887
Shares converted into Class R6 (See Note 1)	9,706	49,014
Shares converted from Class R6 (See Note 1)	(1,494,935)	(7,451,146)
Net increase (decrease)	46,798,169	$ 230,889,755

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	14,424	$ 73,530
Shares issued to shareholders in reinvestment of distributions	621	3,207
Net increase (decrease)	15,045	$ 76,737
Year ended October 31, 2023:
Shares sold	2,520	$ 12,809
Shares issued to shareholders in reinvestment of distributions	442	2,223
Net increase (decrease)	2,962	$ 15,032

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 11–Other Matters
As of the date of this report, the Fund faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Fund's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Fund's performance.
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2024, events and transactions subsequent to April 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

42	MainStay MacKay High Yield Corporate Bond Fund

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited)
The continuation of the Management Agreement with respect to the MainStay MacKay High Yield Corporate Bond Fund (“Fund”) and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and MacKay Shields LLC (“MacKay”) with respect to the Fund (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of The MainStay Funds (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 6–7, 2023 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and MacKay in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2023 through December 2023, including information and materials furnished by New York Life Investments and MacKay in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on the Fund and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on the Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or MacKay that follow investment strategies similar to those of the Fund, if any, and, when applicable, the rationale for differences in the Fund’s management and subadvisory fees and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of the Fund and investment-related matters for the Fund as well as presentations from New York Life Investments and, generally annually, MacKay personnel.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to the Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2023 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding the Fund’s distribution arrangements.  In addition, the Board received information regarding the Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share classes of the Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and MacKay; (ii) the qualifications of the portfolio managers of the Fund and the historical investment performance of the Fund, New York Life Investments and MacKay; (iii) the costs of the services provided, and profits realized, by New York Life Investments and MacKay with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between the Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of the Fund’s management fee and total ordinary operating expenses as compared to the peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the MainStay Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing the Fund.  With respect to the Subadvisory Agreement, the Board took into account New York Life Investments’ recommendation to approve the continuation of the Subadvisory Agreement.

43

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and MacKay.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and MacKay resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the MainStay Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the MainStay Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that the Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 6–7, 2023 meeting are summarized in more detail below.
Nature, Extent and Quality of Services Provided by New York Life Investments and MacKay
The Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of the Fund and considered that the Fund operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by MacKay, evaluating the performance of MacKay, making recommendations to the Board as to whether the Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to the Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to the Fund, including New York Life Investments’ oversight and due diligence reviews of MacKay and ongoing analysis of, and interactions with, MacKay with respect to, among other things, the Fund’s investment performance and risks as well as MacKay’s investment capabilities and subadvisory services with respect to the Fund.
The Board also considered the range of services that New York Life Investments provides to the Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including supervision and implementation of the Fund’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to the Fund and has over time provided an increasingly broad array of non-advisory services to the MainStay Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that MacKay provides to the Fund and considered the terms of each of the Advisory Agreements.  The Board evaluated MacKay’s experience and performance in serving as subadvisor to the Fund and advising other portfolios and MacKay’s track record and experience in providing investment advisory services as well as the experience of investment advisory, senior management and/or administrative personnel at MacKay.  The Board considered New York Life Investments’ and MacKay’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and MacKay and acknowledged their commitment to further developing and strengthening compliance programs that may relate to the Fund.  The Board also considered MacKay’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the Fund.  In this regard, the Board considered the qualifications and experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.
In addition, the Board considered information provided by New York Life Investments and MacKay regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that the Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating the Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective, strategies and risks.  The Board considered investment reports on, and analysis of, the Fund’s performance provided to the Board throughout the year.  These reports include, among other

44	MainStay MacKay High Yield Corporate Bond Fund

items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to a relevant investment category and the Fund’s benchmarks, the Fund’s risk-adjusted investment performance and the Fund’s investment performance as compared to peer funds, as appropriate, as well as portfolio attribution information and commentary on the effect of market conditions.  The Board also considered information provided by ISS showing the investment performance of the Fund as compared to peer funds.  In addition, the Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.
The Board also took into account its discussions with senior management at New York Life Investments concerning the Fund’s investment performance over various periods as well as discussions between representatives of MacKay and the members of the Board’s Investment Committee, which generally occur on an annual basis.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and MacKay
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund as well as of New York Life Investments and its affiliates due to their relationships with the MainStay Group of Funds.  Because MacKay is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the Fund, the Board considered cost and profitability information for New York Life Investments and MacKay in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and MacKay, and profitability of New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’, including MacKay’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Fund, and that New York Life Investments is responsible for paying the subadvisory fee for the Fund.  The Board also considered the financial resources of New York Life Investments and MacKay and acknowledged that New York Life Investments and MacKay must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and MacKay to continue to provide high-quality services to the Fund.  The Board recognized that the Fund benefits from the allocation of certain fixed costs among the funds in the MainStay Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the MainStay Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to the Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund, including reputational and other indirect benefits.  The Board recognized, for example, the benefits to MacKay from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to MacKay in exchange for commissions paid by the Fund with respect to trades in the Fund’s portfolio securities. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that serves as an investment option for the Fund, including the potential rationale for and costs associated with investments in this money market fund by the Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to the Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing the Fund, New York Life Investments’ affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund’s transfer agent and distributor.  The Board considered information about these other revenues and their impact on the profitability of the relationship with the Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with the Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with the Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with the
45

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including MacKay, are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and the Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to MacKay is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments.
In assessing the reasonableness of the Fund’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.  In addition, the Board considered information provided by New York Life Investments and MacKay on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the Fund, if any.  The Board considered the contractual management fee schedule for the Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as the Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and expense limitation arrangements on the Fund’s net management fee and expenses.  The Board also considered that in proposing fees for the Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2023 meeting, regarding the reasonableness of the Fund’s transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and the Fund’s transfer agent, charges the Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to the Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of the Fund.  The Board acknowledged the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
Based on the factors outlined above, among other considerations, the Board concluded that the Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Fund and whether the Fund’s management fee and expense structure permits any economies of scale to be appropriately shared with the Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the MainStay Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to the Fund.  The Board reviewed information from New York Life Investments showing how the Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how the Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of the Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements.

46	MainStay MacKay High Yield Corporate Bond Fund

Discussion of the Operation and Effectiveness of the Fund's Liquidity Risk Management Program (Unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”), which New York Life Investment Management LLC believes is reasonably designed to assess and manage the Fund's liquidity risk. A Fund's liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Board of Trustees of The MainStay Funds (the "Board") previously approved the designation of New York Life Investment Management LLC as administrator of the Program (the “Administrator”). The Administrator has established a Liquidity Risk Management Committee to assist the Administrator in the implementation and day-to-day administration of the Program and to otherwise support the Administrator in fulfilling its responsibilities under the Program.
At a meeting of the Board held on February 27, 2024, the Administrator provided the Board with a written report addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2023, through December 31, 2023 (the "Review Period"), as required under the Liquidity Rule. The report noted that the Administrator concluded that (i) the Program operated effectively to assess and manage the Fund's liquidity risk, (ii) the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund's liquidity developments and (iii) the Fund's investment strategy continues to be appropriate for an open-end fund. In addition, the report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and the liquidity classification methodologies, and discussed notable geopolitical, market and other economic events that impacted liquidity risk during the Review Period.
In accordance with the Program, the Fund's liquidity risk is assessed no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections, and (iii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The Administrator has delegated liquidity classification determinations to the Fund’s subadvisor, subject to appropriate oversight by the Administrator, and liquidity classification determinations are made by taking into account the Fund's reasonably anticipated trade size, various market, trading and investment-specific considerations, as well as market depth, and, in certain cases, third-party vendor data.
The Liquidity Rule requires funds that do not primarily hold assets that are highly liquid investments to adopt a minimum amount of net assets that must be invested in highly liquid investments that are assets (an “HLIM”). In addition, the Liquidity Rule limits a fund's investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if, immediately after acquisition, doing so would result in a fund holding more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to determine, periodically review and comply with the HLIM requirement, as applicable, and to comply with the 15% limit on illiquid investments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
47

Proxy Voting Policies and Procedures and Proxy Voting Record
The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. A description of the policies and procedures that are used to vote proxies relating to portfolio securities of the Fund is available free of charge upon request by calling 800-624-6782 or visiting the SEC’s website at www.sec.gov. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund's holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.
48	MainStay MacKay High Yield Corporate Bond Fund

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MainStay Funds
Equity
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund
MainStay Fiera SMID Growth Fund
MainStay PineStone U.S. Equity Fund
MainStay S&P 500 Index Fund
MainStay Winslow Large Cap Growth Fund
MainStay WMC Enduring Capital Fund
MainStay WMC Growth Fund
MainStay WMC Small Companies Fund
MainStay WMC Value Fund
International Equity
MainStay Epoch International Choice Fund
MainStay PineStone International Equity Fund
MainStay WMC International Research Equity Fund
Emerging Markets Equity
MainStay Candriam Emerging Markets Equity Fund
Global Equity
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
MainStay PineStone Global Equity Fund
Fixed Income
Taxable Income
MainStay Candriam Emerging Markets Debt Fund
MainStay Floating Rate Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay Short Duration High Income Fund
MainStay MacKay Strategic Bond Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Infrastructure Bond Fund
MainStay Short Term Bond Fund
Tax-Exempt Income
MainStay MacKay Arizona Muni Fund
MainStay MacKay California Tax Free Opportunities Fund1
MainStay MacKay Colorado Muni Fund
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund2
MainStay MacKay Oregon Muni Fund
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Strategic Municipal Allocation Fund
MainStay MacKay Tax Free Bond Fund
MainStay MacKay Utah Muni Fund
Money Market
MainStay Money Market Fund
Mixed Asset
MainStay Balanced Fund
MainStay Income Builder Fund
MainStay MacKay Convertible Fund
Speciality
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Cushing MLP Premier Fund
Asset Allocation
MainStay Conservative Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Equity Allocation Fund
MainStay Equity ETF Allocation Fund
MainStay Growth Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund

Manager
New York Life Investment Management LLC
New York, New York
Subadvisors
Candriam3
Strassen, Luxembourg
CBRE Investment Management Listed Real Assets LLC
Radnor, Pennsylvania
Cushing Asset Management, LP
Dallas, Texas
Epoch Investment Partners, Inc.
New York, New York
Fiera Capital Inc.
New York, New York
IndexIQ Advisors LLC3
New York, New York
MacKay Shields LLC3
New York, New York
NYL Investors LLC3
New York, New York
PineStone Asset Management Inc.
Montreal, Québec
Wellington Management Company LLP
Boston, Massachusetts
Winslow Capital Management, LLC
Minneapolis, Minnesota
Legal Counsel
Dechert LLP
Washington, District of Columbia
Independent Registered Public Accounting Firm
KPMG LLP
Philadelphia, Pennsylvania
Distributor
NYLIFE Distributors LLC3
Jersey City, New Jersey
Custodian
JPMorgan Chase Bank, N.A.
New York, New York

  1.
This Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA (all share classes); and MI (Class A and Class I shares only); and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I and Class C2 shares only).
2.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY, VT (all share classes) and SD (Class R6 shares only).
3.	An affiliate of New York Life Investment Management LLC.
Not part of the Semiannual Report

For more information
800-624-6782
newyorklifeinvestments.com
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.
©2024 NYLIFE Distributors LLC. All rights reserved.
5022742 MS081-24	MSHY10-06/24
(NYLIM) NL212

MainStay MacKay Strategic Bond Fund

Message from the President and Semiannual Report
Unaudited  |  April 30, 2024
Special Notice:
Beginning in July 2024, new regulations issued by the Securities and Exchange Commission (SEC) will take effect requiring open-end mutual fund companies and ETFs to (1) overhaul the content of their shareholder reports and (2) mail paper copies of the new tailored shareholder reports to shareholders who have not opted to receive these documents electronically.
If you have not yet elected to receive your shareholder reports electronically, please contact your financial intermediary or visit newyorklifeinvestments.com/accounts.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President
Stock and bond markets gained broad ground during the six-month period ended April 30, 2024, bolstered by better-than-expected economic growth and the prospect of monetary easing in the face of a myriad of macroeconomic and geopolitical challenges.
Throughout the reporting period, interest rates remained at their highest levels in decades in most developed countries, with the U.S. federal funds rate in the 5.25%−5.50% range, as central banks struggled to bring inflation under control. Early in the reporting period, the U.S. Federal Reserve began to forecast interest rate cuts in 2024, but delayed action as inflation remained stubbornly high, fluctuating between 3.1% and 3.5%. Nevertheless, despite the increasing cost of capital and tighter lending environment that resulted from sustained high rates, economic growth remained surprisingly robust, supported by high levels of consumer spending, low unemployment and strong corporate earnings. Investors tended to shrug off concerns related to sticky inflation and high interest rates—not to mention the ongoing war in Ukraine, intensifying hostilities in the Middle East and simmering tensions between China and the United States—focusing instead on the positives of continued economic growth and surprisingly strong corporate profits.
The S&P 500® Index, a widely regarded benchmark of U.S. market performance, produced double-digit gains, reaching record levels in March 2024. Market strength, which had been narrowly focused on mega-cap, technology-related stocks during the previous six months broadened significantly during the reporting period. All industry sectors produced positive results, with the strongest returns in communication services, information technology and industrials, and more moderate gains in the lagging energy, real estate and consumer staples areas. Growth-oriented shares slightly outperformed value-oriented issues, while large- and mid-cap stocks modestly outperformed their small-cap counterparts. Most overseas equity markets trailed the U.S. market, as developed international economies experienced relatively low growth rates, and weak economic conditions in China undermined emerging markets.
Bonds generally gained ground as well. The yield on the 10-year Treasury note ranged between approximately 4.7% and 3.8%, while the 2-year Treasury yield remained slightly higher, between approximately 5.0% and 4.1%, in an inverted curve pattern often viewed as indicative of an impending economic slowdown. Nevertheless, the prevailing environment of stable interest rates and attractive yields provided a favorable environment for fixed-income investors. Long-term Treasury bonds and investment-grade corporate bonds produced similar gains, while high yield bonds advanced by a slightly greater margin, despite the added risks implicit in an uptick in default rates. International bond markets modestly outperformed their U.S. counterparts, led by a rebound in the performance of emerging-markets debt.
The risks and uncertainties inherent in today’s markets call for the kind of insight and expertise that New York Life Investments offers through our one-on-one philosophy, long-lasting focus, and multi-boutique approach.
Thank you for trusting us to help you meet your investment needs.
Sincerely,
Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, which includes information about The MainStay Funds' Trustees, free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available on dfinview.com/NYLIM. Please read the Fund’s Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended April 30, 2024
Class	Sales Charge		Inception Date	Six Months[1]	One Year	Five Years	Ten Years or Since Inception	Gross Expense Ratio[2]
Class A Shares	Maximum 4.50% Initial Sales Charge	With sales charges	2/28/1997	2.07%	0.95%	1.35%	1.61%	1.04%
		Excluding sales charges		6.88	5.71	2.29	2.08	1.04
Investor Class Shares[3]	Maximum 4.00% Initial Sales Charge	With sales charges	2/28/2008	2.56	1.22	1.22	1.52	1.26
		Excluding sales charges		6.84	5.44	2.15	1.99	1.26
Class C Shares	Maximum 1.00% CDSC	With sales charges	9/1/1998	5.42	3.61	1.39	1.23	2.01
	if Redeemed Within One Year of Purchase	Excluding sales charges		6.42	4.61	1.39	1.23	2.01
Class I Shares	No Sales Charge		1/2/2004	7.05	6.05	2.59	2.35	0.79
Class R6 Shares	No Sales Charge		2/28/2018	7.19	6.09	2.75	2.68	0.65

1.	Not annualized.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.
3.	Prior to June 30, 2020, the maximum initial sales charge was 4.50%, which is reflected in the applicable average annual total return figures shown.

The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
5

Benchmark Performance*	Six Months[1]	One Year	Five Years	Ten Years
Bloomberg U.S. Aggregate Bond Index[2]	4.97%	-1.47%	-0.16%	1.20%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[3]	2.71	5.43	2.19	1.61
Morningstar Nontraditional Bond Category Average[4]	5.60	5.94	2.01	2.08

*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
1.	Not annualized.
2.	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
3.	The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.
4.	The Morningstar Nontraditional Bond Category Average contains funds that pursue strategies divergent in one or more ways from conventional practice in the broader bond-fund universe. Morningstar category averages are equal-weighted returns based on constituents of the category at the end of the period.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
6	MainStay MacKay Strategic Bond Fund

Cost in Dollars of a $1,000 Investment in MainStay MacKay Strategic Bond Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2023 to April 30, 2024, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 11/1/23	Ending Account Value (Based on Actual Returns and Expenses) 4/30/24	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 4/30/24	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,068.80	$ 5.35	$1,019.69	$ 5.22	1.04%
Investor Class Shares	$1,000.00	$1,068.40	$ 6.43	$1,018.65	$ 6.27	1.25%
Class C Shares	$1,000.00	$1,064.20	$10.26	$1,014.92	$10.02	2.00%
Class I Shares	$1,000.00	$1,070.50	$ 3.60	$1,021.38	$ 3.52	0.70%
Class R6 Shares	$1,000.00	$1,071.90	$ 3.35	$1,021.63	$ 3.27	0.65%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 366 and multiplied by 182 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
7

Portfolio Composition as of April 30, 2024 (Unaudited)
‡ Less than one-tenth of a percent.
See Portfolio of Investments beginning on page 9 for specific holdings within these categories. The Fund's holdings are subject to change.

Top Ten Holdings and/or Issuers Held as of April 30, 2024 (excluding short-term investments) (Unaudited)
1.	FHLMC STACR REMIC Trust, 7.98%-13.13%, due 8/25/33–1/25/51
2.	GNMA, (zero coupon)-3.50%, due 8/20/49–2/16/66
3.	Connecticut Avenue Securities Trust, 7.83%-15.18%, due 9/25/31–2/25/44
4.	U.S. Treasury Notes, 4.00%-4.625%, due 4/15/27–2/15/34
5.	Flagship Credit Auto Trust, 1.59%-6.30%, due 3/16/26–4/15/30
6.	Multifamily Connecticut Avenue Securities Trust, 8.695%-14.195%, due 10/25/49–11/25/53
7.	FHLMC, (zero coupon)-3.50%, due 1/15/33–8/15/56
8.	FNMA, (zero coupon)-9.545%, due 3/25/31–3/25/60
9.	GLS Auto Receivables Issuer Trust, 1.48%-8.35%, due 11/16/26–10/15/29
10.	U.S. Treasury Inflation Linked Notes, 1.375%, due 7/15/33

8	MainStay MacKay Strategic Bond Fund

Portfolio of Investments April 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.1%
Asset-Backed Securities 13.0%
Automobile Asset-Backed Securities 8.9%
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	$ 1,274,295	$ 1,249,845
Series 2022-1, Class D
2.46%, due 3/13/28	3,050,000	2,976,910
Series 2021-2, Class E
2.54%, due 7/13/27	2,400,000	2,333,005
Series 2021-4, Class E
3.12%, due 2/14/28	1,400,000	1,354,478
CPS Auto Receivables Trust
Series 2021-C, Class E
3.21%, due 9/15/28 (a)	1,635,000	1,542,622
DT Auto Owner Trust (a)
Series 2021-3A, Class D
1.31%, due 5/17/27	2,240,000	2,108,021
Series 2021-4A, Class D
1.99%, due 9/15/27	1,385,000	1,298,190
Series 2021-3A, Class E
2.65%, due 9/15/28	920,000	857,550
Series 2020-3A, Class E
3.62%, due 10/15/27	2,295,000	2,245,431
Exeter Automobile Receivables Trust
Series 2021-2A, Class D
1.40%, due 4/15/27	1,605,000	1,534,259
Series 2021-3A, Class D
1.55%, due 6/15/27	2,710,000	2,559,443
Series 2021-1A, Class E
2.21%, due 2/15/28 (a)	1,565,000	1,482,420
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	3,790,000	3,518,628
Flagship Credit Auto Trust (a)
Series 2021-2, Class D
1.59%, due 6/15/27	1,190,000	1,087,698
Series 2021-3, Class D
1.65%, due 9/15/27	2,302,000	2,090,526
Series 2021-4, Class C
1.96%, due 12/15/27	1,240,000	1,163,758
Series 2021-4, Class D
2.26%, due 12/15/27	3,507,000	3,196,182
Series 2020-1, Class D
2.48%, due 3/16/26	774,490	761,523
Series 2020-1, Class E
3.52%, due 6/15/27	2,590,000	2,480,852
Series 2022-1, Class D
3.64%, due 3/15/28	1,000,000	930,179
	Principal Amount	Value

Automobile Asset-Backed Securities (continued)
Flagship Credit Auto Trust (a) (continued)
Series 2019-2, Class E
4.52%, due 12/15/26	$ 1,315,000	$ 1,295,072
Series 2020-3, Class E
4.98%, due 12/15/27	1,090,000	1,058,555
Series 2022-2, Class D
5.80%, due 4/17/28	2,585,000	2,419,475
Series 2024-1, Class D
6.30%, due 4/15/30	1,400,000	1,388,839
Ford Credit Auto Owner Trust
Series 2023-2, Class B
5.92%, due 2/15/36 (a)	1,618,000	1,619,552
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	2,635,000	2,487,597
Series 2021-4A, Class D
2.48%, due 10/15/27	1,650,000	1,555,541
Series 2021-2A, Class E
2.87%, due 5/15/28	2,340,000	2,214,504
Series 2021-1A, Class E
3.14%, due 1/18/28	1,080,000	1,036,253
Series 2021-3A, Class E
3.20%, due 10/16/28	2,485,000	2,304,011
Series 2020-1A, Class D
3.68%, due 11/16/26	1,019,207	1,013,184
Series 2022-3A, Class E
8.35%, due 10/15/29	670,000	669,089
Hertz Vehicle Financing III LLC
Series 2023-1A, Class C
6.91%, due 6/25/27 (a)	680,000	677,156
Hertz Vehicle Financing III LP
Series 2021-2A, Class C
2.52%, due 12/27/27 (a)	2,885,000	2,609,962
Hertz Vehicle Financing LLC
Series 2021-1A, Class C
2.05%, due 12/26/25 (a)	870,000	852,574
		59,972,884
Home Equity Asset-Backed Security 0.0% ‡
GSAA Home Equity Trust
Series 2007-8, Class A3
6.331% (1 Month SOFR + 1.014%), due 8/25/37 (b)	24,508	23,380
Other Asset-Backed Securities 4.1%
American Airlines Pass-Through Trust
Series 2019-1, Class B
3.85%, due 2/15/28	665,076	610,242

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
American Airlines Pass-Through Trust (continued)
Series 2021-1, Class B
3.95%, due 7/11/30	$ 1,055,300	$ 953,469
Series 2016-1, Class A
4.10%, due 1/15/28	819,949	759,937
Auxilior Term Funding LLC
Series 2023-1A, Class D
7.27%, due 12/16/30 (a)	940,000	934,229
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	1,365,000	1,341,855
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,029,873	965,319
Series 2021-1A, Class B1
1.98%, due 3/15/61	3,977,129	3,495,169
Series 2020-1, Class A2
1.99%, due 7/15/60	1,526,673	1,309,216
Series 2020-1, Class B1
2.28%, due 7/15/60	2,122,707	1,951,540
Series 2020-1, Class B2
2.60%, due 7/15/60	2,428,520	1,987,158
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	13,641	13,575
FirstKey Homes Trust
Series 2020-SFR2, Class E
2.668%, due 10/19/37 (a)	1,650,000	1,552,019
FORA Financial Asset Securitization LLC
Series 2021-1A, Class A
2.62%, due 5/15/27 (a)	1,705,000	1,642,462
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, due 7/25/33 (a)	710,619	678,100
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	759,397	689,650
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	600,603	518,422
Series 2020-GA, Class B
2.50%, due 9/16/69	1,145,000	865,815
Series 2020-HA, Class B
2.78%, due 1/15/69	1,820,000	1,480,026
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	3,340,000	2,808,968
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Tricon American Homes
Series 2020-SFR1, Class C
2.249%, due 7/17/38 (a)	$ 1,500,000	$ 1,381,407
United Airlines Pass-Through Trust
Series 2023-1, Class A
5.80%, due 1/15/36	865,000	859,540
Series 2020-1, Class A
5.875%, due 10/15/27	840,211	837,905
		27,636,023
Total Asset-Backed Securities (Cost $89,661,183)		87,632,287
Corporate Bonds 34.5%
Aerospace & Defense 0.3%
Boeing Co. (The) (a)
6.528%, due 5/1/34	925,000	931,660
6.858%, due 5/1/54	975,000	977,642
		1,909,302
Agriculture 0.2%
BAT Capital Corp.
3.734%, due 9/25/40	1,095,000	792,571
BAT International Finance plc
4.448%, due 3/16/28	755,000	722,185
		1,514,756
Airlines 1.0%
American Airlines, Inc. (a)
5.50%, due 4/20/26	733,333	724,826
5.75%, due 4/20/29	2,450,000	2,366,045
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	420,755	414,959
4.75%, due 10/20/28	2,665,000	2,579,940
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	988,000	989,668
		7,075,438
Apparel 0.2%
Tapestry, Inc.
7.85%, due 11/27/33	1,090,000	1,138,608
Auto Manufacturers 2.1%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	1,005,000	976,632
4.125%, due 8/17/27	1,295,000	1,216,312
6.80%, due 5/12/28 (c)	2,105,000	2,148,049
6.95%, due 3/6/26	1,195,000	1,211,170

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	MainStay MacKay Strategic Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC (continued)
7.20%, due 6/10/30	$ 960,000	$ 994,667
General Motors Financial Co., Inc.
2.35%, due 1/8/31	1,178,000	946,778
2.70%, due 6/10/31	1,525,000	1,235,724
4.30%, due 4/6/29	1,090,000	1,021,734
Nissan Motor Acceptance Co. LLC (a)
1.85%, due 9/16/26	3,610,000	3,261,688
7.05%, due 9/15/28	975,000	1,000,979
		14,013,733
Banks 12.2%
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	2,400,000	2,283,381
6.35%, due 3/14/34	1,600,000	1,560,585
Bank of America Corp.
2.087%, due 6/14/29 (d)	1,275,000	1,109,260
3.384%, due 4/2/26 (d)	1,700,000	1,661,322
Series MM
4.30%, due 1/28/25 (d)(e)	1,516,000	1,474,825
8.57%, due 11/15/24	1,645,000	1,666,787
Barclays plc (b)(e)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,380,000	1,938,009
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	1,315,000	1,293,111
BNP Paribas SA (a)
3.052%, due 1/13/31 (d)	1,605,000	1,379,702
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	1,315,000	1,172,570
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(e)	1,610,000	1,291,838
BPCE SA (a)
2.045%, due 10/19/27 (d)	2,240,000	2,035,746
5.125%, due 1/18/28	570,000	560,342
6.714%, due 10/19/29 (d)	665,000	684,330
Citigroup, Inc.
2.52%, due 11/3/32 (d)	2,115,000	1,695,193
	Principal Amount	Value

Banks (continued)
Citigroup, Inc. (continued)
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)(e)	$ 1,395,000	$ 1,280,595
Series M
6.30%, due 8/15/24 (d)(e)	3,260,000	3,258,519
Comerica, Inc.
5.982%, due 1/30/30 (d)	1,715,000	1,665,419
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(e)	2,370,000	2,013,869
Deutsche Bank AG
3.035%, due 5/28/32 (d)	460,000	377,183
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	3,390,000	3,123,813
Fifth Third Bank NA
3.85%, due 3/15/26	1,400,000	1,344,770
First Horizon Bank
5.75%, due 5/1/30	1,673,000	1,544,090
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (d)	3,260,000	2,976,627
Series V
4.125% (5 Year Treasury Constant Maturity Rate + 2.949%), due 11/10/26 (b)(e)	980,000	905,978
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (d)	2,185,000	2,094,766
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	3,430,000	2,811,383
KeyBank NA
4.15%, due 8/8/25	1,585,000	1,538,572
KeyCorp
6.401%, due 3/6/35 (d)	2,020,000	1,987,077
Lloyds Banking Group plc
4.582%, due 12/10/25	1,365,000	1,331,962
4.65%, due 3/24/26	1,985,000	1,937,908
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	995,000	933,559
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(d)	1,490,000	1,205,406
Morgan Stanley (d)
2.484%, due 9/16/36	2,170,000	1,673,951
2.511%, due 10/20/32	3,225,000	2,595,139
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	$ 2,145,000	$ 1,982,486
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (e)	2,650,000	2,014,208
5.778% (1 Year Treasury Constant Maturity Rate + 1.50%), due 3/1/35	1,110,000	1,087,147
5.847% (1 Year Treasury Constant Maturity Rate + 1.35%), due 3/2/27	1,595,000	1,593,841
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (d)	1,315,000	1,325,202
Societe Generale SA (a)(b)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,240,000	1,101,449
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,920,000	1,552,993
Synchrony Bank
5.40%, due 8/22/25	1,805,000	1,782,128
UBS Group AG (a)
3.091%, due 5/14/32 (d)	885,000	732,818
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(e)	2,555,000	2,040,551
6.442%, due 8/11/28 (d)	1,325,000	1,345,212
Wells Fargo & Co.
3.35%, due 3/2/33 (d)	2,330,000	1,966,894
3.584%, due 5/22/28 (c)(d)	380,000	357,712
5.499%, due 1/23/35 (c)(d)	385,000	373,984
5.557%, due 7/25/34 (d)	275,000	268,054
Series S
5.90%, due 6/15/24 (e)(f)	3,295,000	3,281,058
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,692,000	1,360,056
		82,573,380
Building Materials 0.4%
CEMEX Materials LLC
7.70%, due 7/21/25 (a)	2,490,000	2,530,462
	Principal Amount	Value

Chemicals 0.9%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	$ 1,255,000	$ 1,041,604
Braskem Netherlands Finance BV (a)
4.50%, due 1/10/28	1,650,000	1,473,234
8.50%, due 1/12/31	393,000	399,503
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	2,000,000	2,011,170
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	1,585,000	1,381,762
		6,307,273
Commercial Services 0.3%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,640,000	1,502,232
California Institute of Technology
3.65%, due 9/1/2119	1,118,000	719,354
		2,221,586
Computers 0.2%
Dell International LLC
8.10%, due 7/15/36	879,000	1,024,251
Diversified Financial Services 3.8%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	1,650,000	1,471,605
Air Lease Corp.
2.30%, due 2/1/25	3,275,000	3,182,669
3.25%, due 3/1/25	4,000,000	3,912,388
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(e)	1,110,000	1,048,760
Ally Financial, Inc.
5.75%, due 11/20/25	3,820,000	3,788,828
8.00%, due 11/1/31	1,890,000	2,046,249
Avolon Holdings Funding Ltd.
3.25%, due 2/15/27 (a)	2,125,000	1,959,324
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	1,585,000	1,492,661
Capital One Financial Corp. (d)
6.051%, due 2/1/35 (c)	665,000	654,079
6.312%, due 6/8/29	1,860,000	1,876,442
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,610,000	1,605,343
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,660,000	1,642,690

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	MainStay MacKay Strategic Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
OneMain Finance Corp.
3.50%, due 1/15/27	$ 1,100,000	$ 1,012,009
		25,693,047
Electric 2.4%
AEP Texas, Inc.
4.70%, due 5/15/32	1,175,000	1,089,392
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,765,000	1,725,274
Appalachian Power Co.
5.65%, due 4/1/34	1,265,000	1,228,933
Aydem Yenilenebilir Enerji A/S
7.75%, due 2/2/27 (a)	1,075,000	1,034,365
Calpine Corp.
5.125%, due 3/15/28 (a)	1,185,000	1,124,049
Dominion Energy, Inc.
Series C
4.35% (5 Year Treasury Constant Maturity Rate + 3.195%), due 1/15/27 (b)(e)	780,000	714,200
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	1,305,000	1,067,615
IPALCO Enterprises, Inc.
5.75%, due 4/1/34 (a)	1,485,000	1,429,261
Ohio Power Co.
Series R
2.90%, due 10/1/51	955,000	571,715
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,855,000	1,189,726
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,150,000	1,944,177
Virginia Electric and Power Co.
5.70%, due 8/15/53	1,580,000	1,537,275
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	1,550,000	1,543,509
		16,199,491
Environmental Control 0.1%
Covanta Holding Corp.
4.875%, due 12/1/29 (a)	950,000	832,775
Food 0.8%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	2,140,000	2,046,636
	Principal Amount	Value

Food (continued)
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	$ 1,935,000	$ 1,984,753
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	1,520,000	1,245,904
		5,277,293
Gas 0.9%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	1,325,000	1,332,226
National Fuel Gas Co.
2.95%, due 3/1/31	1,695,000	1,393,459
5.50%, due 10/1/26	1,395,000	1,384,056
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	1,070,000	918,701
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	1,500,000	919,386
		5,947,828
Household Products & Wares 0.4%
Kronos Acquisition Holdings, Inc.
5.00%, due 12/31/26 (a)	2,770,000	2,676,639
Insurance 0.9%
Lincoln National Corp.
7.938% (3 Month SOFR + 2.619%), due 5/17/66 (b)	3,537,000	2,707,078
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	685,000	690,074
Protective Life Corp.
8.45%, due 10/15/39	2,476,000	2,988,634
		6,385,786
Iron & Steel 0.2%
Algoma Steel, Inc.
9.125%, due 4/15/29 (a)	1,355,000	1,338,062
Lodging 0.3%
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	1,905,000	1,776,628
Media 0.1%
DISH DBS Corp.
5.75%, due 12/1/28 (a)	1,250,000	844,102
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Mining 0.7%
First Quantum Minerals Ltd.
9.375%, due 3/1/29 (a)	$ 1,628,000	$ 1,682,009
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,075,000	1,085,506
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	1,940,000	1,973,950
		4,741,465
Miscellaneous—Manufacturing 0.4%
Textron Financial Corp.
7.304% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	2,905,000	2,495,556
Oil & Gas 0.1%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(g)	850,000	658,750
Packaging & Containers 0.3%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	1,240,000	1,213,387
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	840,000	839,306
		2,052,693
Pharmaceuticals 0.5%
Bayer US Finance LLC
6.875%, due 11/21/53 (a)	1,075,000	1,060,546
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	221,000	204,739
4.75%, due 5/9/27	2,345,000	2,242,648
7.875%, due 9/15/29	10,000	10,499
		3,518,432
Pipelines 3.3%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,710,000	1,355,124
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,570,000	2,274,489
DCP Midstream Operating LP
3.25%, due 2/15/32	3,090,000	2,599,449
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,715,000	1,517,454
Enbridge, Inc.
5.70%, due 3/8/33	585,000	578,289
	Principal Amount	Value

Pipelines (continued)
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(e)	$ 2,520,000	$ 2,445,276
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	750,000	736,909
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,490,000	1,976,915
Hess Midstream Operations LP
5.625%, due 2/15/26 (a)	367,000	362,877
Kinder Morgan, Inc.
7.75%, due 1/15/32	2,035,000	2,253,104
MPLX LP
4.00%, due 3/15/28	560,000	530,790
Plains All American Pipeline LP
3.80%, due 9/15/30	1,040,000	932,025
Sabine Pass Liquefaction LLC
5.75%, due 5/15/24	146,000	145,987
Targa Resources Corp.
4.20%, due 2/1/33	725,000	639,948
Venture Global LNG, Inc.
9.875%, due 2/1/32 (a)	1,015,000	1,083,114
Western Midstream Operating LP
5.25%, due 2/1/50 (h)	1,800,000	1,526,676
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,425,000	952,239
		21,910,665
Real Estate Investment Trusts 0.9%
GLP Capital LP
3.35%, due 9/1/24	1,535,000	1,519,485
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	1,686,000	1,555,784
Starwood Property Trust, Inc.
3.625%, due 7/15/26 (a)	3,172,000	2,933,403
		6,008,672
Retail 0.2%
AutoNation, Inc.
4.75%, due 6/1/30	1,116,000	1,046,283
Nordstrom, Inc.
4.25%, due 8/1/31	635,000	547,698
		1,593,981
Semiconductors 0.1%
Broadcom, Inc.
3.75%, due 2/15/51 (a)	620,000	443,556

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	MainStay MacKay Strategic Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications 0.1%
AT&T, Inc.
3.50%, due 9/15/53	$ 1,485,000	$ 979,008
Water 0.2%
Aegea Finance SARL
6.75%, due 5/20/29 (a)	1,095,000	1,061,984
Total Corporate Bonds (Cost $251,370,085)		232,745,202
Foreign Government Bonds 2.7%
Brazil 0.1%
Brazil Government Bond
3.75%, due 9/12/31	525,000	445,192
Chile 0.6%
Corp. Nacional del Cobre de Chile
6.44%, due 1/26/36 (a)	1,645,000	1,644,343
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	2,540,000	2,129,714
		3,774,057
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	2,335,000	1,754,167
4.50%, due 1/28/26	500,000	482,650
		2,236,817
Dominican Republic 0.2%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,635,000	1,430,625
Israel 0.2%
Israel Government Bond
5.75%, due 3/12/54	1,805,000	1,627,099
Mexico 1.0%
Comision Federal de Electricidad (a)
3.875%, due 7/26/33	2,385,000	1,876,708
4.677%, due 2/9/51	1,855,000	1,260,516
Petroleos Mexicanos
6.50%, due 3/13/27	2,535,000	2,374,169
6.75%, due 9/21/47	1,980,000	1,264,112
		6,775,505
	Principal Amount	Value

Paraguay 0.3%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	$ 2,100,000	$ 1,940,400
Total Foreign Government Bonds (Cost $21,299,659)		18,229,695
Loan Assignments 0.6%
Cargo Transport 0.2%
Genesse & Wyoming, Inc.
Initial Term Loan
7.301% (3 Month SOFR + 2.00%), due 4/10/31 (b)	1,440,000	1,439,551
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Second Refinancing Term Loan
9.416% (1 Month SOFR + 4.00%), due 11/2/27 (b)	756,303	726,429
High Tech Industries 0.3%
Ahead DB Holdings LLC
First Lien 2024 Incremental Term Loan
9.559% (3 Month SOFR + 4.25%), due 2/1/31 (b)	1,565,000	1,572,173
Total Loan Assignments (Cost $3,735,154)		3,738,153
Mortgage-Backed Securities 41.3%
Agency (Collateralized Mortgage Obligations) 8.8%
FHLMC
REMIC, Series 4660
(zero coupon), due 1/15/33	1,921,341	1,457,909
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	2,427,758	1,630,325
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(i)	3,128,711	57,581
REMIC, Series 5092, Class SH
(zero coupon) (SOFR 30A + 2.45%), due 2/25/51 (b)(i)	2,281,908	7,029
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(i)	2,502,608	38,613
REMIC, Series 5326
(zero coupon), due 8/25/53	735,169	547,355
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	$ 2,956,094	$ 2,294,561
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	1,325,116	1,021,668
REMIC, Series 5363
(zero coupon), due 12/25/53	1,452,801	1,172,001
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	1,009,362	662,891
REMIC, Series 4993, Class KS
0.605% (SOFR 30A + 5.936%), due 7/25/50 (b)(i)	4,595,496	506,863
REMIC, Series 5031, Class IQ
2.50%, due 10/25/50 (i)	1,533,836	243,895
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (i)	1,007,151	159,105
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (i)	3,807,662	453,966
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (i)	1,655,826	202,233
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (i)	3,419,405	581,259
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (i)	1,238,439	209,479
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (i)	1,667,446	263,221
REMIC, Series 5155, Class KI
3.00%, due 10/25/51 (i)	4,167,623	557,861
REMIC, Series 5160
3.00%, due 10/25/51 (i)	2,082,431	238,810
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (i)	3,961,037	596,233
REMIC, Series 5191
3.50%, due 9/25/50 (i)	2,128,612	408,292
REMIC, Series 5036
3.50%, due 11/25/50 (i)	2,512,190	487,448
REMIC, Series 5040
3.50%, due 11/25/50 (i)	1,322,213	254,155
FHLMC, Strips
Series 311
(zero coupon), due 8/15/43	679,208	489,854
Series 311, Class S1
0.506% (SOFR 30A + 5.836%), due 8/15/43 (b)(i)	4,356,873	346,864
Series 389, Class C35
2.00%, due 6/15/52 (i)	3,445,857	428,363
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FNMA
REMIC, Series 2018-17, Class CS
(zero coupon) (SOFR 30A + 3.336%), due 3/25/48 (b)(i)	$ 43,399,481	$ 451,615
REMIC, Series 2021-81, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 12/25/51 (b)(i)	13,330,386	75,193
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(i)	7,744,774	31,142
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(i)	1,483,045	1,661
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	1,397,633	1,065,648
REMIC, Series 2023-41
(zero coupon), due 9/25/53	1,160,408	848,763
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,483,750	1,092,170
REMIC, Series 2023-51
(zero coupon), due 11/25/53	1,435,396	1,127,756
REMIC, Series 2022-10, Class SA
0.42% (SOFR 30A + 5.75%), due 2/25/52 (b)(i)	2,256,208	235,185
REMIC, Series 2021-40, Class SI
0.506% (SOFR 30A + 5.836%), due 9/25/47 (b)(i)	2,682,913	221,998
REMIC, Series 2016-57, Class SN
0.605% (SOFR 30A + 5.936%), due 6/25/46 (b)(i)	2,032,312	176,616
REMIC, Series 2019-32, Class SB
0.605% (SOFR 30A + 5.936%), due 6/25/49 (b)(i)	1,581,876	126,865
REMIC, Series 2020-23, Class PS
0.605% (SOFR 30A + 5.936%), due 2/25/50 (b)(i)	2,532,136	222,134
REMIC, Series 2016-19, Class SD
0.655% (SOFR 30A + 5.986%), due 4/25/46 (b)(i)	4,391,049	285,201
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (i)	1,527,076	211,010
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (i)	1,826,377	281,260
REMIC, Series 2021-95, Class KI
2.50%, due 4/25/51 (i)	5,324,016	719,931
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (i)	702,872	87,898

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	MainStay MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (i)	$ 3,781,968	$ 636,821
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (i)	2,367,135	513,466
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,457,947	1,229,816
FNMA, Strips
REMIC, Series 426, Class C32
1.50%, due 2/25/52 (i)	6,702,447	638,194
GNMA
Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(i)	613,018	4,267
Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(i)	3,519,696	24,719
Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(i)	4,857,034	40,528
Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(i)	7,330,214	36,577
Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(i)	7,135,148	54,234
Series 2021-46, Class BS
(zero coupon) (1 Month SOFR + 2.686%), due 3/20/51 (b)(i)	6,802,913	31,421
Series 2021-64, Class GS
(zero coupon) (SOFR 30A + 1.65%), due 4/20/51 (b)(i)	1,126,060	1,071
Series 2021-64, Class SG
(zero coupon) (SOFR 30A + 1.60%), due 4/20/51 (b)(i)	2,516,654	2,039
Series 2021-97, Class SD
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(i)	11,046,859	56,255
Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(i)	3,799,677	83,801
Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(i)	8,748,966	109,873
Series 2021-213, Class ES
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(i)	11,683,365	17,490
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(i)	$ 5,023,413	$ 6,206
Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(i)	6,667,751	26,702
Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(i)	45,257,768	208,589
Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(i)	3,687,198	39,172
Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(i)	7,768,363	68,257
Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(i)	3,890,584	32,821
Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(i)	19,611,702	204,260
Series 2022-121, Class SG
(zero coupon) (SOFR 30A + 3.97%), due 7/20/52 (b)(i)	8,693,681	113,766
Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,840,274	1,390,518
Series 2023-53
(zero coupon), due 4/20/53	839,428	667,886
Series 2023-80, Class SA
(zero coupon) (SOFR 30A + 5.25%), due 6/20/53 (b)(i)	8,793,729	250,689
Series 2023-101, Class EO
(zero coupon), due 7/20/53	1,212,741	1,003,073
Series 2023-60, Class ES
0.539% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,959,746	1,677,993
Series 2020-34, Class SC
0.62% (1 Month SOFR + 5.936%), due 3/20/50 (b)(i)	2,080,957	209,583
Series 2020-96, Class CS
0.67% (1 Month SOFR + 5.986%), due 8/20/49 (b)(i)	7,060,635	629,502
Series 2020-146, Class SA
0.87% (1 Month SOFR + 6.186%), due 10/20/50 (b)(i)	2,544,075	293,560
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2020-167, Class SN
0.87% (1 Month SOFR + 6.186%), due 11/20/50 (b)(i)	$ 1,354,058	$ 145,486
Series 2021-179, Class SA
0.87% (1 Month SOFR + 6.186%), due 11/20/50 (b)(i)	3,962,543	423,056
Series 2020-189, Class NS
0.87% (1 Month SOFR + 6.186%), due 12/20/50 (b)(i)	4,260,720	493,500
Series 2020-189, Class SU
0.87% (1 Month SOFR + 6.186%), due 12/20/50 (b)(i)	843,090	93,347
Series 2021-46, Class TS
0.87% (1 Month SOFR + 6.186%), due 3/20/51 (b)(i)	1,932,481	210,201
Series 2021-57, Class SA
0.87% (1 Month SOFR + 6.186%), due 3/20/51 (b)(i)	6,497,055	662,494
Series 2021-57, Class SD
0.87% (1 Month SOFR + 6.186%), due 3/20/51 (b)(i)	11,059,439	1,142,958
Series 2021-96, Class NS
0.87% (1 Month SOFR + 6.186%), due 6/20/51 (b)(i)	5,742,061	612,357
Series 2021-96, Class SN
0.87% (1 Month SOFR + 6.186%), due 6/20/51 (b)(i)	3,430,790	342,063
Series 2021-122, Class HS
0.87% (1 Month SOFR + 6.186%), due 7/20/51 (b)(i)	3,260,827	369,813
Series 2022-137, Class S
0.87% (1 Month SOFR + 6.186%), due 7/20/51 (b)(i)	3,430,977	395,861
Series 2021-135, Class GS
0.87% (1 Month SOFR + 6.186%), due 8/20/51 (b)(i)	6,650,456	687,514
Series 2021-96, Class JS
0.92% (1 Month SOFR + 6.236%), due 6/20/51 (b)(i)	3,287,698	304,198
Series 2020-166, Class CA
1.00%, due 11/20/50	2,483,634	1,750,975
Series 2023-86, Class SE
1.32% (SOFR 30A + 6.65%), due 9/20/50 (b)(i)	2,539,117	293,904
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2023-66, Class MP
1.639% (SOFR 30A + 12.30%), due 5/20/53 (b)	$ 2,068,903	$ 1,862,900
Series 2020-146, Class LI
2.00%, due 10/20/50 (i)	6,574,441	697,574
Series 2020-166, Class IC
2.00%, due 11/20/50 (i)	1,354,709	131,798
Series 2020-176, Class AI
2.00%, due 11/20/50 (i)	7,917,715	750,551
Series 2020-185, Class BI
2.00%, due 12/20/50 (i)	2,054,624	218,551
Series 2020-188
2.00%, due 12/20/50 (i)	3,129,910	340,813
Series 2021-30, Class HI
2.00%, due 2/20/51 (i)	6,021,927	598,065
Series 2021-57, Class AI
2.00%, due 2/20/51 (i)	4,171,435	402,998
Series 2021-49, Class YI
2.00%, due 3/20/51 (i)	575,191	59,129
Series 2021-205, Class GA
2.00%, due 11/20/51	512,449	404,152
Series 2021-97, Class IN
2.50%, due 8/20/49 (i)	7,788,602	759,414
Series 2019-159, Class P
2.50%, due 9/20/49	1,045,708	874,006
Series 2022-1, Class IA
2.50%, due 6/20/50 (i)	730,149	95,248
Series 2020-122, Class IW
2.50%, due 7/20/50 (i)	2,510,107	316,636
Series 2020-151, Class TI
2.50%, due 10/20/50 (i)	2,365,271	328,810
Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(i)	4,042,307	475,585
Series 2021-1, Class PI
2.50%, due 12/20/50 (i)	1,255,612	155,498
Series 2021-137, Class HI
2.50%, due 8/20/51 (i)	2,905,868	386,451
Series 2021-149, Class CI
2.50%, due 8/20/51 (i)	3,642,653	509,204
Series 2021-188
2.50%, due 10/20/51 (i)	4,857,284	773,893
Series 2022-83
2.50%, due 11/20/51 (i)	3,230,842	442,585
Series 2021-1, Class IT
3.00%, due 1/20/51 (i)	4,002,062	654,164

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	MainStay MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2021-67, Class PI
3.00%, due 4/20/51 (i)	$ 2,462,213	$ 390,229
Series 2021-74, Class HI
3.00%, due 4/20/51 (i)	498,917	77,915
Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	1,158,604	956,443
Series 2021-98, Class IN
3.00%, due 6/20/51 (i)	1,595,626	273,096
Series 2022-207
3.00%, due 8/20/51 (i)	2,972,466	478,894
Series 2021-158, Class NI
3.00%, due 9/20/51 (i)	4,448,273	651,392
Series 2021-177, Class IM
3.00%, due 10/20/51 (i)	2,850,068	442,674
Series 2023-19, Class CI
3.00%, due 11/20/51 (i)	3,588,240	562,914
Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (b)	1,277,406	1,079,348
Series 2023-63, Class MA
3.50%, due 5/20/50	1,492,701	1,320,262
Series 2021-146, Class IN
3.50%, due 8/20/51 (i)	5,112,153	910,152
		59,192,100
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 13.7%
BAMLL Commercial Mortgage Securities Trust (a)(b)
Series 2022-DKLX, Class E
9.448% (1 Month SOFR + 4.127%), due 1/15/39	1,095,000	1,068,144
Series 2022-DKLX, Class F
10.278% (1 Month SOFR + 4.957%), due 1/15/39	1,650,000	1,599,586
BANK
Series 2019-BN22, Class D
2.50%, due 11/15/62 (a)	2,100,000	1,421,013
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	2,620,000	1,751,160
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (f)	2,045,000	1,721,248
Bayview Commercial Asset Trust (a)(b)
Series 2005-3A, Class A1
5.751% (1 Month SOFR + 0.594%), due 11/25/35	583,845	551,287
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Bayview Commercial Asset Trust (a)(b) (continued)
Series 2006-4A, Class A1
5.776% (1 Month SOFR + 0.459%), due 12/25/36	$ 7,335	$ 6,974
Series 2007-2A, Class M1
5.986% (1 Month SOFR + 0.669%), due 7/25/37	909,905	811,060
Series 2007-4A, Class A1
6.106% (1 Month SOFR + 0.789%), due 9/25/37	802,829	748,069
BBCMS Mortgage Trust (a)(b)
Series 2018-TALL, Class A
6.24% (1 Month SOFR + 0.919%), due 3/15/37	1,505,000	1,429,750
Series 2018-TALL, Class B
6.489% (1 Month SOFR + 1.168%), due 3/15/37	670,000	618,075
Series 2018-TALL, Class C
6.639% (1 Month SOFR + 1.318%), due 3/15/37	3,180,000	2,862,001
Series 2018-TALL, Class D
6.967% (1 Month SOFR + 1.646%), due 3/15/37	1,715,000	1,474,900
Benchmark Mortgage Trust (j)
Series 2019-B14, Class C
3.898%, due 12/15/62	915,000	660,591
Series 2018-B3, Class C
4.672%, due 4/10/51	1,345,000	1,069,124
BPR Trust (a)(b)
Series 2021-TY, Class D
7.785% (1 Month SOFR + 2.464%), due 9/15/38	900,000	887,260
Series 2021-TY, Class E
9.035% (1 Month SOFR + 3.714%), due 9/15/38	1,470,000	1,451,625
BX Commercial Mortgage Trust (a)(j)
Series 2020-VIV3, Class B
3.662%, due 3/9/44	1,270,000	1,088,524
Series 2020-VIVA, Class D
3.667%, due 3/11/44	960,000	800,475
BX Trust (a)
Series 2019-OC11, Class E
4.075%, due 12/9/41 (j)	2,240,000	1,876,537
Series 2021-ARIA, Class E
7.68% (1 Month SOFR + 2.359%), due 10/15/36 (b)	3,240,000	3,167,100
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BX Trust (a) (continued)
Series 2024-BIO, Class C
7.961% (1 Month SOFR + 2.64%), due 2/15/41 (b)	$ 825,000	$ 821,906
BXHPP Trust
Series 2021-FILM, Class C
6.535% (1 Month SOFR + 1.214%), due 8/15/36 (a)(b)	1,725,000	1,603,711
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class D
8.509% (1 Month SOFR + 3.188%), due 3/15/35 (a)(b)	1,570,000	1,548,412
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	2,590,000	2,013,866
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class E
5.08%, due 12/15/47 (a)(j)	765,000	661,624
Citigroup Commercial Mortgage Trust (f)
Series 2015-GC35, Class AS
4.072%, due 11/10/48	1,165,000	1,072,451
Series 2014-GC25, Class B
4.345%, due 10/10/47	1,565,000	1,519,104
Commercial Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	1,505,000	1,304,652
Series 2016-DC2, Class D
4.062%, due 2/10/49 (a)(j)	1,485,000	1,253,932
Series 2014-CR15, Class D
4.085%, due 2/10/47 (a)(j)	2,020,000	1,814,507
Series 2015-CR22, Class C
4.201%, due 3/10/48 (j)	1,450,000	1,319,477
Series 2013-CR7, Class E
4.384%, due 3/10/46 (a)(j)	1,750,000	1,501,250
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
5.082%, due 1/15/49 (a)(j)	1,535,000	1,126,212
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	1,925,000	1,420,608
DROP Mortgage Trust
Series 2021-FILE, Class A
6.585% (1 Month SOFR + 1.264%), due 10/15/43 (a)(b)	2,140,000	2,043,700
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
FS Commercial Mortgage Trust
Series 2023-4SZN, Class D
9.383%, due 11/10/39 (a)(f)	$ 2,525,000	$ 2,590,876
GNMA (i)
Series 2020-177
0.819%, due 6/16/62 (j)	5,288,623	318,029
Series 2023-194, Class CI
0.877%, due 10/16/65 (j)	7,092,757	488,636
Series 2021-164
0.949%, due 10/16/63 (j)	5,979,950	428,243
Series 2023-159, Class CI
0.956%, due 7/16/65 (f)	9,168,634	678,311
Series 2020-168, Class IA
0.978%, due 12/16/62 (j)	4,639,765	328,067
Series 2021-47
0.992%, due 3/16/61 (j)	10,457,070	731,306
Series 2022-185, Class DI
1.023%, due 10/16/65 (j)	3,997,629	298,755
Series 2023-172
1.386%, due 2/16/66 (j)	6,356,176	633,697
Great Wolf Trust
Series 2024-WOLF, Class E
8.96% (1 Month SOFR + 3.639%), due 3/15/39 (a)(b)	2,245,000	2,242,194
GS Mortgage Securities Trust
Series 2010-C1, Class D
6.572%, due 8/10/43 (a)(j)	1,695,000	1,464,367
Hudson Yards Mortgage Trust (a)
Series 2019-30HY, Class A
3.228%, due 7/10/39	1,030,000	898,457
Series 2019-30HY, Class D
3.558%, due 7/10/39 (j)	1,540,000	1,254,246
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2021-1MEM, Class C
2.742%, due 10/9/42 (j)	1,390,000	936,288
Series 2013-C13, Class E
3.986%, due 1/15/46 (f)	1,065,000	937,200
Series 2022-DATA, Class C
4.046%, due 6/10/42 (j)	1,325,000	1,101,796
Series 2012-C6, Class E
5.129%, due 5/15/45 (j)	1,775,000	1,617,361
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	520,000	361,421
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,575,000	1,138,812

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	MainStay MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Life Mortgage Trust
Series 2022-BMR2, Class D
7.863% (1 Month SOFR + 2.542%), due 5/15/39 (a)(b)	$ 700,000	$ 667,188
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class M10
8.695% (SOFR 30A + 3.364%), due 10/25/49	2,701,861	2,658,073
Series 2020-01, Class M10
9.195% (SOFR 30A + 3.864%), due 3/25/50	3,478,758	3,426,596
Series 2019-01, Class B10
10.945% (SOFR 30A + 5.614%), due 10/25/49	2,680,000	2,633,177
Series 2023-01, Class M10
11.83% (SOFR 30A + 6.50%), due 11/25/53	3,235,000	3,378,027
Series 2020-01, Class CE
12.944% (SOFR 30A + 7.614%), due 3/25/50	2,090,000	2,061,299
Series 2019-01, Class CE
14.195% (SOFR 30A + 8.864%), due 10/25/49	1,500,000	1,461,122
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	705,000	585,013
One Market Plaza Trust
Series 2017-1MKT, Class C
4.016%, due 2/10/32 (a)	755,000	657,001
ORL Trust (a)(b)
Series 2023-GLKS, Class C
8.972% (1 Month SOFR + 3.651%), due 10/19/36	790,000	791,481
Series 2023-GLKS, Class D
9.622% (1 Month SOFR + 4.301%), due 10/19/36	1,130,000	1,132,472
SLG Office Trust (a)
Series 2021-OVA, Class A
2.585%, due 7/15/41	1,595,000	1,273,926
Series 2021-OVA, Class F
2.851%, due 7/15/41	1,010,000	695,721
UBS Commercial Mortgage Trust
Series 2018-C9, Class C
5.112%, due 3/15/51 (j)	1,215,000	895,096
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class B
3.649%, due 3/10/46 (a)(f)	$ 2,041,565	$ 1,868,075
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class D
5.142%, due 1/15/59 (j)	1,355,000	1,035,694
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class D
4.196%, due 3/15/45 (a)(j)	1,200,000	980,173
		92,738,111
Whole Loan (Collateralized Mortgage Obligations) 18.8%
American Home Mortgage Investment Trust
Series 2005-4, Class 3A1
6.031% (1 Month SOFR + 0.714%), due 11/25/45 (b)	1,137,841	776,285
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(f)(i)	46,076,757	506,434
Connecticut Avenue Securities Trust (a)(b)
Series 2024-R02, Class 1B1
7.83% (SOFR 30A + 2.50%), due 2/25/44	600,000	604,625
Series 2024-R01, Class 1B1
8.03% (SOFR 30A + 2.70%), due 1/25/44	3,370,000	3,395,970
Series 2024-R02, Class 1B2
9.03% (SOFR 30A + 3.70%), due 2/25/44	1,080,000	1,084,398
Series 2020-SBT1, Class 1M2
9.095% (SOFR 30A + 3.764%), due 2/25/40	1,010,000	1,075,094
Series 2024-R01, Class 1B2
9.33% (SOFR 30A + 4.00%), due 1/25/44	887,000	898,915
Series 2019-R03, Class 1B1
9.545% (SOFR 30A + 4.214%), due 9/25/31	1,195,137	1,278,295
Series 2021-R03, Class 1B2
10.83% (SOFR 30A + 5.50%), due 12/25/41	3,055,000	3,190,021
Series 2021-R01, Class 1B2
11.33% (SOFR 30A + 6.00%), due 10/25/41	3,210,000	3,367,688
Series 2022-R01, Class 1B2
11.33% (SOFR 30A + 6.00%), due 12/25/41	3,100,000	3,258,257
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2020-SBT1, Class 1B1
12.194% (SOFR 30A + 6.864%), due 2/25/40	$ 2,300,000	$ 2,468,932
Series 2022-R05, Class 2B2
12.33% (SOFR 30A + 7.00%), due 4/25/42	2,670,000	2,905,641
Series 2022-R02, Class 2B2
12.98% (SOFR 30A + 7.65%), due 1/25/42	1,100,000	1,192,466
Series 2019-HRP1, Class B1
14.695% (SOFR 30A + 9.364%), due 11/25/39	3,225,000	3,574,167
Series 2022-R04, Class 1B2
14.83% (SOFR 30A + 9.50%), due 3/25/42	2,980,000	3,379,935
Series 2022-R03, Class 1B2
15.18% (SOFR 30A + 9.85%), due 3/25/42	665,000	760,934
CSMC Trust (a)(f)
Series 2021-NQM5, Class A1
0.938%, due 5/25/66	845,652	664,470
Series 2021-NQM2, Class A1
1.179%, due 2/25/66	1,376,320	1,175,728
FHLMC STACR REMIC Trust (a)(b)
Series 2021-DNA1, Class B1
7.98% (SOFR 30A + 2.65%), due 1/25/51	2,760,000	2,927,717
Series 2021-HQA1, Class B1
8.33% (SOFR 30A + 3.00%), due 8/25/33	4,061,290	4,374,781
Series 2020-DNA6, Class B1
8.33% (SOFR 30A + 3.00%), due 12/25/50	1,805,000	1,943,533
Series 2021-DNA5, Class B1
8.38% (SOFR 30A + 3.05%), due 1/25/34	470,000	496,879
Series 2021-HQA2, Class B1
8.48% (SOFR 30A + 3.15%), due 12/25/33	2,955,000	3,216,340
Series 2021-DNA2, Class B1
8.73% (SOFR 30A + 3.40%), due 8/25/33	1,565,000	1,718,073
Series 2021-DNA3, Class B1
8.83% (SOFR 30A + 3.50%), due 10/25/33	2,860,000	3,169,252
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2021-HQA4, Class B1
9.08% (SOFR 30A + 3.75%), due 12/25/41	$ 1,415,000	$ 1,459,359
Series 2020-HQA5, Class B1
9.33% (SOFR 30A + 4.00%), due 11/25/50	1,455,000	1,640,879
Series 2021-DNA1, Class B2
10.08% (SOFR 30A + 4.75%), due 1/25/51	3,355,000	3,555,634
Series 2020-DNA2, Class B2
10.244% (SOFR 30A + 4.914%), due 2/25/50	2,670,000	2,852,732
Series 2021-HQA1, Class B2
10.33% (SOFR 30A + 5.00%), due 8/25/33	3,278,300	3,507,495
Series 2020-HQA1, Class B2
10.545% (SOFR 30A + 5.214%), due 1/25/50	2,940,000	3,127,097
Series 2022-HQA1, Class M2
10.58% (SOFR 30A + 5.25%), due 3/25/42	1,825,000	1,974,431
Series 2022-HQA3, Class M2
10.68% (SOFR 30A + 5.35%), due 8/25/42	2,340,000	2,550,600
Series 2020-DNA1, Class B2
10.694% (SOFR 30A + 5.364%), due 1/25/50	750,000	813,296
Series 2021-HQA2, Class B2
10.78% (SOFR 30A + 5.45%), due 12/25/33	3,605,000	3,948,698
Series 2021-DNA5, Class B2
10.83% (SOFR 30A + 5.50%), due 1/25/34	3,130,000	3,446,832
Series 2021-DNA2, Class B2
11.33% (SOFR 30A + 6.00%), due 8/25/33	2,825,000	3,247,880
Series 2022-HQA2, Class M2
11.33% (SOFR 30A + 6.00%), due 7/25/42	3,645,000	4,037,967
Series 2021-DNA3, Class B2
11.58% (SOFR 30A + 6.25%), due 10/25/33	2,810,000	3,277,376
Series 2021-HQA3, Class B2
11.58% (SOFR 30A + 6.25%), due 9/25/41	1,810,000	1,893,176

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	MainStay MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2021-HQA4, Class B2
12.33% (SOFR 30A + 7.00%), due 12/25/41	$ 2,825,000	$ 2,985,558
Series 2022-HQA1, Class B1
12.33% (SOFR 30A + 7.00%), due 3/25/42	721,000	798,962
Series 2022-DNA1, Class B2
12.43% (SOFR 30A + 7.10%), due 1/25/42	1,870,000	1,991,348
Series 2020-HQA5, Class B2
12.73% (SOFR 30A + 7.40%), due 11/25/50	1,150,000	1,374,597
Series 2021-DNA7, Class B2
13.13% (SOFR 30A + 7.80%), due 11/25/41	3,660,000	3,973,551
FHLMC STACR Trust (a)(b)
Series 2019-HQA3, Class B2
12.944% (SOFR 30A + 7.614%), due 9/25/49	1,430,000	1,615,769
Series 2018-HQA2, Class B2
16.445% (SOFR 30A + 11.114%), due 10/25/48	2,380,000	3,022,735
FNMA
Series 2018-C06, Class 2B1
9.545% (SOFR 30A + 4.214%), due 3/25/31 (b)	2,385,000	2,622,021
FNMA Connecticut Avenue Securities
Series 2021-R02, Class 2B2
11.53% (SOFR 30A + 6.20%), due 11/25/41 (a)(b)	3,890,000	4,089,364
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(f)	320,524	294,742
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
5.871% (1 Month SOFR + 0.554%), due 6/25/37 (b)	333,043	285,993
MASTR Alternative Loan Trust
Series 2005-6, Class 1A2
5.50%, due 12/25/35	1,121,157	717,874
Onslow Bay Mortgage Loan Trust
Series 2021-NQM4, Class A1
1.957%, due 10/25/61 (a)(f)	3,319,084	2,694,249
Sequoia Mortgage Trust (a)
Series 2021-4, Class A1
0.167%, due 6/25/51 (i)(j)	34,476,480	312,119
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Sequoia Mortgage Trust (a) (continued)
Series 2018-7, Class B3
4.257%, due 9/25/48 (f)	$ 1,287,459	$ 1,076,896
STACR Trust
Series 2018-HRP2, Class B1
9.645% (SOFR 30A + 4.314%), due 2/25/47 (a)(b)	3,395,000	3,780,415
Structured Asset Mortgage Investments II Trust
Series 2005-AR8, Class A2
6.538% (12 Month Monthly Treasury Average Index + 1.48%), due 2/25/36 (b)	362,159	297,885
		126,672,360
Total Mortgage-Backed Securities (Cost $279,328,031)		278,602,571
Municipal Bond 0.3%
California 0.3%
Regents of the University of California Medical Center, Pooled Revenue Bonds
Series N
3.006%, due 5/15/50	2,760,000	1,807,403
Total Municipal Bond (Cost $2,760,000)		1,807,403
U.S. Government & Federal Agencies 5.7%
United States Treasury Bonds 0.4%
U.S. Treasury Bonds
4.50%, due 2/15/44	2,970,000	2,819,644
United States Treasury Inflation - Indexed Notes 1.6%
U.S. Treasury Inflation Linked Notes
1.375%, due 7/15/33 (k)	11,142,620	10,344,265
United States Treasury Notes 3.7%
U.S. Treasury Notes
4.00%, due 2/15/34	685,000	648,609
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
United States Treasury Notes (continued)
U.S. Treasury Notes (continued)
4.50%, due 4/15/27	$ 2,000,000	$ 1,979,687
4.625%, due 4/30/31	22,495,000	22,389,555
		25,017,851
Total U.S. Government & Federal Agencies (Cost $38,698,078)		38,181,760
Total Long-Term Bonds (Cost $686,852,190)		660,937,071

	Shares

Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	14	63
Tobacco 0.0% ‡
Turning Point Brands, Inc.	6,802	196,169
Total Common Stocks (Cost $0)		196,232
Short-Term Investments 1.8%
Affiliated Investment Company 1.4%
MainStay U.S. Government Liquidity Fund, 5.242% (l)	9,421,487	9,421,487
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 5.309% (l)(m)	788,485	788,485

	Principal Amount

U.S. Treasury Debt 0.3%
U.S. Treasury Bills
5.298%, due 6/27/24 (n)	$ 2,000,000	1,983,304
Total Short-Term Investments (Cost $12,193,339)		12,193,276
Total Investments (Cost $699,045,529)	99.9%	673,326,579
Other Assets, Less Liabilities	0.1	818,133
Net Assets	100.0%	$ 674,144,712

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of April 30, 2024.
(c)	All or a portion of this security was held on loan. As of April 30, 2024, the aggregate market value of securities on loan was $757,987. The Fund received cash collateral with a value of $788,485. (See Note 2(J))
(d)	Fixed to floating rate—Rate shown was the rate in effect as of April 30, 2024.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2024.
(g)	Illiquid security—As of April 30, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $658,750, which represented 0.1% of the Fund’s net assets.
(h)	Step coupon—Rate shown was the rate in effect as of April 30, 2024.
(i)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of April 30, 2024.
(k)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(l)	Current yield as of April 30, 2024.
(m)	Represents a security purchased with cash collateral received for securities on loan.
(n)	Interest rate shown represents yield to maturity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	MainStay MacKay Strategic Bond Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 6,231	$ 110,019	$ (106,829)	$ —	$ —	$ 9,421	$ 161	$ —	9,421
Futures Contracts
As of April 30, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	16	June 2024	$ 3,248,109	$ 3,242,500	$ (5,609)
U.S. Treasury 10 Year Notes	4	June 2024	433,822	429,750	(4,072)
U.S. Treasury 10 Year Ultra Bonds	873	June 2024	99,471,346	96,220,969	(3,250,377)
U.S. Treasury Long Bonds	24	June 2024	2,857,932	2,731,500	(126,432)
U.S. Treasury Ultra Bonds	44	June 2024	5,623,866	5,260,750	(363,116)
Total Long Contracts					(3,749,606)
Short Contracts
U.S. Treasury 5 Year Notes	(90)	June 2024	(9,626,156)	(9,426,797)	199,359
Net Unrealized Depreciation					$ (3,550,247)

1.	As of April 30, 2024, cash in the amount of $2,732,900 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2024.
Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
USISDA—U.S. International Swaps and Derivatives Association
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 87,632,287	$ —	$ 87,632,287
Corporate Bonds	—	232,745,202	—	232,745,202
Foreign Government Bonds	—	18,229,695	—	18,229,695
Loan Assignments	—	3,738,153	—	3,738,153
Mortgage-Backed Securities	—	278,602,571	—	278,602,571
Municipal Bond	—	1,807,403	—	1,807,403
U.S. Government & Federal Agencies	—	38,181,760	—	38,181,760
Total Long-Term Bonds	—	660,937,071	—	660,937,071
Common Stocks	196,232	—	—	196,232
Short-Term Investments
Affiliated Investment Company	9,421,487	—	—	9,421,487
Unaffiliated Investment Company	788,485	—	—	788,485
U.S. Treasury Debt	—	1,983,304	—	1,983,304
Total Short-Term Investments	10,209,972	1,983,304	—	12,193,276
Total Investments in Securities	10,406,204	662,920,375	—	673,326,579
Other Financial Instruments
Futures Contracts (b)	199,359	—	—	199,359
Total Investments in Securities and Other Financial Instruments	$ 10,605,563	$ 662,920,375	$ —	$ 673,525,938
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (3,749,606)	$ —	$ —	$ (3,749,606)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	MainStay MacKay Strategic Bond Fund

Statement of Assets and Liabilities as of April 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $689,624,042) including securities on loan of $757,987	$ 663,905,092
Investment in affiliated investment companies, at value (identified cost $9,421,487)	9,421,487
Cash	47,528
Cash denominated in foreign currencies (identified cost $935)	928
Cash collateral on deposit at broker for futures contracts	2,732,900
Due from custodian	545,886
Receivables:
Dividends and interest	4,476,187
Investment securities sold	2,748,456
Fund shares sold	700,611
Securities lending	25
Other assets	92,101
Total assets	684,671,201
Liabilities
Cash collateral received for securities on loan	788,485
Payables:
Investment securities purchased	7,016,878
Fund shares redeemed	1,480,109
Variation margin on futures contracts	309,055
Manager (See Note 3)	293,345
Transfer agent (See Note 3)	180,186
NYLIFE Distributors (See Note 3)	48,249
Professional fees	42,696
Custodian	33,261
Trustees	261
Accrued expenses	250
Distributions payable	333,714
Total liabilities	10,526,489
Net assets	$ 674,144,712
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$ 807,304
Additional paid-in-capital	902,396,330
903,203,634
Total distributable earnings (loss)	(229,058,922)
Net assets	$ 674,144,712
Class A
Net assets applicable to outstanding shares	$177,273,270
Shares of beneficial interest outstanding	21,248,289
Net asset value per share outstanding	$ 8.34
Maximum sales charge (4.50% of offering price)	0.39
Maximum offering price per share outstanding	$ 8.73
Investor Class
Net assets applicable to outstanding shares	$ 12,741,449
Shares of beneficial interest outstanding	1,512,389
Net asset value per share outstanding	$ 8.42
Maximum sales charge (4.00% of offering price)	0.35
Maximum offering price per share outstanding	$ 8.77
Class C
Net assets applicable to outstanding shares	$ 10,721,319
Shares of beneficial interest outstanding	1,292,950
Net asset value and offering price per share outstanding	$ 8.29
Class I
Net assets applicable to outstanding shares	$468,785,885
Shares of beneficial interest outstanding	56,125,111
Net asset value and offering price per share outstanding	$ 8.35
Class R6
Net assets applicable to outstanding shares	$ 4,622,789
Shares of beneficial interest outstanding	551,701
Net asset value and offering price per share outstanding	$ 8.38

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Statement of Operations for the six months ended April 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Interest	$20,111,005
Dividends-affiliated	161,169
Securities lending, net	21,820
Dividends-unaffiliated	919
Total income	20,294,913
Expenses
Manager (See Note 3)	2,006,677
Transfer agent (See Note 3)	496,075
Distribution/Service—Class A (See Note 3)	223,693
Distribution/Service—Investor Class (See Note 3)	16,395
Distribution/Service—Class B (See Note 3)(a)	1,461
Distribution/Service—Class C (See Note 3)	58,306
Distribution/Service—Class R2 (See Note 3)(b)	576
Distribution/Service—Class R3 (See Note 3)(b)	470
Registration	66,030
Professional fees	62,328
Custodian	32,883
Shareholder communication	23,215
Trustees	8,560
Shareholder service (See Note 3)	325
Miscellaneous	17,881
Total expenses before waiver/reimbursement	3,014,875
Expense waiver/reimbursement from Manager (See Note 3)	(205,027)
Net expenses	2,809,848
Net investment income (loss)	17,485,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(3,394,765)
Futures transactions	232,890
Foreign currency transactions	5,930
Net realized gain (loss)	(3,155,945)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	33,290,136
Futures contracts	(451,975)
Translation of other assets and liabilities in foreign currencies	(1,063)
Net change in unrealized appreciation (depreciation)	32,837,098
Net realized and unrealized gain (loss)	29,681,153
Net increase (decrease) in net assets resulting from operations	$47,166,218

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	MainStay MacKay Strategic Bond Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2024 (Unaudited) and the year ended October 31, 2023
	Six months ended April 30, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 17,485,065	$ 31,219,903
Net realized gain (loss)	(3,155,945)	(25,085,632)
Net change in unrealized appreciation (depreciation)	32,837,098	29,802,202
Net increase (decrease) in net assets resulting from operations	47,166,218	35,936,473
Distributions to shareholders:
Class A	(4,483,144)	(7,998,314)
Investor Class	(311,199)	(573,435)
Class B(a)	(4,981)	(30,984)
Class C	(236,271)	(558,210)
Class I	(12,695,039)	(22,468,698)
Class R2(b)	(8,420)	(45,621)
Class R3(b)	(3,606)	(19,860)
Class R6	(112,877)	(99,707)
Total distributions to shareholders	(17,855,537)	(31,794,829)
Capital share transactions:
Net proceeds from sales of shares	93,332,240	242,538,209
Net asset value of shares issued to shareholders in reinvestment of distributions	15,963,262	27,732,279
Cost of shares redeemed	(148,198,878)	(241,754,978)
Increase (decrease) in net assets derived from capital share transactions	(38,903,376)	28,515,510
Net increase (decrease) in net assets	(9,592,695)	32,657,154
Net Assets
Beginning of period	683,737,407	651,080,253
End of period	$ 674,144,712	$ 683,737,407

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class A		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 8.00	$ 7.94	$ 9.10	$ 8.80	$ 8.74	$ 8.65
Net investment income (loss) (a)	0.20	0.35	0.24	0.22	0.22	0.23
Net realized and unrealized gain (loss)	0.35	0.07	(1.19)	0.27	0.06	0.11
Total from investment operations	0.55	0.42	(0.95)	0.49	0.28	0.34
Less distributions:
From net investment income	(0.21)	(0.36)	(0.21)	(0.18)	(0.21)	(0.25)
Return of capital	—	—	—	(0.01)	(0.01)	—
Total distributions	(0.21)	(0.36)	(0.21)	(0.19)	(0.22)	(0.25)
Net asset value at end of period	$ 8.34	$ 8.00	$ 7.94	$ 9.10	$ 8.80	$ 8.74
Total investment return (b)	6.88%	5.30%	(10.51)%	5.61%	3.27%	3.99%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.90%††	4.32%	2.75%	2.43%	2.60%	2.66%
Net expenses (c)	1.04%††	1.04%	1.04%	1.07%(d)	1.18%(d)	1.27%(d)
Portfolio turnover rate	56%	92%	86%	53%	56%(e)	50%(e)
Net assets at end of period (in 000’s)	$ 177,273	$ 182,027	$ 178,508	$ 192,190	$ 175,682	$ 197,686

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	1.04%	0.03%
October 31, 2020	1.07%	0.11%
October 31, 2019	1.07%	0.20%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 53% and 44% for the years ended October 31, 2020 and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	MainStay MacKay Strategic Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Investor Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 8.07	$ 8.01	$ 9.18	$ 8.88	$ 8.81	$ 8.72
Net investment income (loss) (a)	0.20	0.34	0.22	0.21	0.22	0.23
Net realized and unrealized gain (loss)	0.35	0.06	(1.19)	0.27	0.06	0.11
Total from investment operations	0.55	0.40	(0.97)	0.48	0.28	0.34
Less distributions:
From net investment income	(0.20)	(0.34)	(0.20)	(0.17)	(0.20)	(0.25)
Return of capital	—	—	—	(0.01)	(0.01)	—
Total distributions	(0.20)	(0.34)	(0.20)	(0.18)	(0.21)	(0.25)
Net asset value at end of period	$ 8.42	$ 8.07	$ 8.01	$ 9.18	$ 8.88	$ 8.81
Total investment return (b)	6.84%	5.03%	(10.65)%	5.41%	3.29%	3.93%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.68%††	4.11%	2.59%	2.30%	2.54%	2.63%
Net expenses (c)	1.25%††	1.25%	1.18%	1.20%(d)	1.24%(d)	1.29%(d)
Expenses (before waiver/reimbursement) (c)	1.27%††	1.26%	1.18%	1.20%	1.24%	1.29%
Portfolio turnover rate	56%	92%	86%	53%	56%(e)	50%(e)
Net assets at end of period (in 000's)	$ 12,741	$ 12,923	$ 13,795	$ 16,874	$ 18,139	$ 19,748

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	1.17%	0.03%
October 31, 2020	1.13%	0.11%
October 31, 2019	1.09%	0.20%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 53% and 44% for the years ended October 31, 2020 and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class C		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 7.95	$ 7.89	$ 9.05	$ 8.75	$ 8.69	$ 8.60
Net investment income (loss) (a)	0.16	0.27	0.15	0.14	0.15	0.16
Net realized and unrealized gain (loss)	0.35	0.07	(1.17)	0.27	0.06	0.11
Total from investment operations	0.51	0.34	(1.02)	0.41	0.21	0.27
Less distributions:
From net investment income	(0.17)	(0.28)	(0.14)	(0.10)	(0.15)	(0.18)
Return of capital	—	—	—	(0.01)	(0.00)‡	—
Total distributions	(0.17)	(0.28)	(0.14)	(0.11)	(0.15)	(0.18)
Net asset value at end of period	$ 8.29	$ 7.95	$ 7.89	$ 9.05	$ 8.75	$ 8.69
Total investment return (b)	6.42%	4.33%	(11.38)%	4.69%	2.45%	3.21%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.93%††	3.34%	1.75%	1.55%	1.78%	1.90%
Net expenses (c)	2.00%††	2.00%	1.93%	1.95%(d)	2.00%(d)	2.04%(d)
Expenses (before waiver/reimbursement) (c)	2.01%††	2.01%	1.93%	1.95%	2.00%	2.04%
Portfolio turnover rate	56%	92%	86%	53%	56%(e)	50%(e)
Net assets at end of period (in 000’s)	$ 10,721	$ 12,334	$ 20,804	$ 46,537	$ 65,158	$ 91,598

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	1.92%	0.03%
October 31, 2020	1.89%	0.11%
October 31, 2019	1.84%	0.20%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 53% and 44% for the years ended October 31, 2020 and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	MainStay MacKay Strategic Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class I		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 8.01	$ 7.95	$ 9.11	$ 8.81	$ 8.75	$ 8.66
Net investment income (loss) (a)	0.22	0.38	0.27	0.25	0.24	0.25
Net realized and unrealized gain (loss)	0.35	0.07	(1.19)	0.27	0.06	0.11
Total from investment operations	0.57	0.45	(0.92)	0.52	0.30	0.36
Less distributions:
From net investment income	(0.23)	(0.39)	(0.24)	(0.21)	(0.23)	(0.27)
Return of capital	—	—	—	(0.01)	(0.01)	—
Total distributions	(0.23)	(0.39)	(0.24)	(0.22)	(0.24)	(0.27)
Net asset value at end of period	$ 8.35	$ 8.01	$ 7.95	$ 9.11	$ 8.81	$ 8.75
Total investment return (b)	7.05%	5.64%	(10.19)%	5.88%	3.53%	4.24%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.23%††	4.66%	3.09%	2.70%	2.83%	2.91%
Net expenses (c)	0.70%††	0.70%	0.70%	0.79%(d)	0.94%(d)	1.02%(d)
Expenses (before waiver/reimbursement) (c)	0.79%††	0.79%	0.79%	0.82%	0.94%	1.02%
Portfolio turnover rate	56%	92%	86%	53%	56%(e)	50%(e)
Net assets at end of period (in 000’s)	$ 468,786	$ 470,566	$ 433,814	$ 448,881	$ 404,964	$ 604,981

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	0.76%	0.03%
October 31, 2020	0.83%	0.11%
October 31, 2019	0.82%	0.20%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 53% and 44% for the years ended October 31, 2020 and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class R6		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 8.03	$ 7.97	$ 9.14	$ 8.84	$ 8.75	$ 8.66
Net investment income (loss) (a)	0.22	0.39	0.27	0.26	0.25	0.27
Net realized and unrealized gain (loss)	0.36	0.06	(1.19)	0.26	0.09	0.11
Total from investment operations	0.58	0.45	(0.92)	0.52	0.34	0.38
Less distributions:
From net investment income	(0.23)	(0.39)	(0.25)	(0.21)	(0.24)	(0.29)
Return of capital	—	—	—	(0.01)	(0.01)	—
Total distributions	(0.23)	(0.39)	(0.25)	(0.22)	(0.25)	(0.29)
Net asset value at end of period	$ 8.38	$ 8.03	$ 7.97	$ 9.14	$ 8.84	$ 8.75
Total investment return (b)	7.19%	5.68%	(10.23)%	5.97%	4.04%	4.43%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.29%††	4.76%	3.14%	2.83%	2.88%	3.13%
Net expenses (c)	0.65%††	0.65%	0.66%	0.69%(d)	0.82%(d)	0.84%(d)
Portfolio turnover rate	56%	92%	86%	53%	56%(e)	50%(e)
Net assets at end of period (in 000’s)	$ 4,623	$ 3,925	$ 1,349	$ 1,407	$ 465	$ 22,632

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	0.67%	0.02%
October 31, 2020	0.66%	0.16%
October 31, 2019	0.64%	0.20%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 53% and 44% for the years ended October 31, 2020 and 2019, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	MainStay MacKay Strategic Bond Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
The MainStay Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the MainStay MacKay Strategic Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	February 28, 1997
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	January 2, 2004
Class R6	February 28, 2018
Effective at the close of business on February 20, 2024, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and effective February 23, 2024, Class R2 and R3 shares were liquidated.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee. This is in addition to any fees paid under a distribution plan, where applicable.
The Fund's investment objective is to seek total return by investing primarily in domestic and foreign debt securities.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

35

Notes to Financial Statements (Unaudited) (continued)
quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value.
Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible

36	MainStay MacKay Strategic Bond Fund

and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the
Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of April 30, 2024, and can change at any time.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
37

Notes to Financial Statements (Unaudited) (continued)
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund

38	MainStay MacKay Strategic Bond Fund

may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund primarily invests in high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money because the Fund may be unable to invest in higher yielding assets. The Fund is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Fund may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious
39

Notes to Financial Statements (Unaudited) (continued)
credit event, the value of these investments could decline significantly. As a result of these and other events, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to the extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels or if the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(M) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(N) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio while minimizing the exposure to wider bid/ask spreads in traditional bonds. The Fund entered into interest rate and credit default swap contracts in order to obtain a desired return at a lower cost to the Fund, rather than directly investing in an instrument yielding that desired return or to hedge against credit and interest rate risk. The Fund also entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.

40	MainStay MacKay Strategic Bond Fund

Fair value of derivative instruments as of April 30, 2024:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$199,359	$199,359
Total Fair Value	$199,359	$199,359

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(3,749,606)	$(3,749,606)
Total Fair Value	$(3,749,606)	$(3,749,606)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$232,890	$232,890
Total Net Realized Gain (Loss)	$232,890	$232,890

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(451,975)	$(451,975)
Total Net Change in Unrealized Appreciation (Depreciation)	$(451,975)	$(451,975)

Average Notional Amount	Total
Futures Contracts Long	$117,429,438
Futures Contracts Short (a)	$ (42,387,959)

(a)	Positions were open three months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $5 billion; and 0.475% in excess of $5 billion. During the six-month period ended April 30, 2024, the effective management fee rate was 0.59% of the Fund’s average daily net assets.
41

Notes to Financial Statements (Unaudited) (continued)
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest expenses (including interest on securities sold short), litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.70% of its average daily net assets, and, for Class R6, do not exceed those of Class I. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2024, New York Life Investments earned fees from the Fund in the amount of $2,006,677 and waived and/or reimbursed in the amount of $205,027 and paid the Subadvisor in the amount of $900,825.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 Plan, Class R3 shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, for a total
12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the period November 1, 2023 through February 28, 2024, shareholder service fees incurred by the Fund were as follows:

Class R2*	$231
Class R3*	94

*	Effective at the close of business on February 20, 2024, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and effective February 23, 2024, Class R2 and R3 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2024, were $7,897 and $543, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2024, of $50 and $569, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the

42	MainStay MacKay Strategic Bond Fund

aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$122,934	$ —
Investor Class	24,117	(1,164)
Class B*	476	(51)
Class C	21,276	(869)
Class I	326,736	—
Class R2*	321	—
Class R3*	132	—
Class R6	83	—

*	Effective at the close of business on February 20, 2024, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and effective February 23, 2024, Class R2 and R3 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$2,461,383	0.5%
Class R6	29,286	0.6
Note 4-Federal Income Tax
As of April 30, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$699,704,838	$9,244,615	$(35,622,874)	$(26,378,259)
As of October 31, 2023, for federal income tax purposes, capital loss carryforwards of $199,241,555, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$26,022	$173,220
During the year ended October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$31,794,829
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 25, 2023, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 23, 2024, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 25, 2023, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending
43

Notes to Financial Statements (Unaudited) (continued)
program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2024, purchases and sales of U.S. government securities were $148,264 and $142,886, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $224,996 and $250,709, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2024 and the year ended October 31, 2023, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	1,645,452	$ 13,843,777
Shares issued to shareholders in reinvestment of distributions	494,336	4,169,839
Shares redeemed	(3,756,575)	(31,310,794)
Net increase (decrease) in shares outstanding before conversion	(1,616,787)	(13,297,178)
Shares converted into Class A (See Note 1)	140,752	1,190,798
Shares converted from Class A (See Note 1)	(35,820)	(300,949)
Net increase (decrease)	(1,511,855)	$ (12,407,329)
Year ended October 31, 2023:
Shares sold	4,144,382	$ 33,821,811
Shares issued to shareholders in reinvestment of distributions	900,510	7,387,865
Shares redeemed	(4,890,143)	(40,075,857)
Net increase (decrease) in shares outstanding before conversion	154,749	1,133,819
Shares converted into Class A (See Note 1)	145,028	1,189,857
Shares converted from Class A (See Note 1)	(25,889)	(213,426)
Net increase (decrease)	273,888	$ 2,110,250

Investor Class	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	20,765	$ 177,002
Shares issued to shareholders in reinvestment of distributions	35,980	306,418
Shares redeemed	(107,217)	(908,770)
Net increase (decrease) in shares outstanding before conversion	(50,472)	(425,350)
Shares converted into Investor Class (See Note 1)	28,645	242,635
Shares converted from Investor Class (See Note 1)	(66,363)	(567,037)
Net increase (decrease)	(88,190)	$ (749,752)
Year ended October 31, 2023:
Shares sold	41,924	$ 347,440
Shares issued to shareholders in reinvestment of distributions	68,195	564,774
Shares redeemed	(225,662)	(1,871,230)
Net increase (decrease) in shares outstanding before conversion	(115,543)	(959,016)
Shares converted into Investor Class (See Note 1)	65,242	541,003
Shares converted from Investor Class (See Note 1)	(71,152)	(589,109)
Net increase (decrease)	(121,453)	$ (1,007,122)

Class B	Shares	Amount
Six-month period ended April 30, 2024: (a)
Shares sold	25	$ 208
Shares issued to shareholders in reinvestment of distributions	570	4,782
Shares redeemed	(8,871)	(74,611)
Net increase (decrease) in shares outstanding before conversion	(8,276)	(69,621)
Shares converted from Class B (See Note 1)	(59,220)	(496,462)
Net increase (decrease)	(67,496)	$ (566,083)
Year ended October 31, 2023:
Shares sold	905	$ 7,420
Shares issued to shareholders in reinvestment of distributions	3,214	26,255
Shares redeemed	(60,188)	(490,718)
Net increase (decrease) in shares outstanding before conversion	(56,069)	(457,043)
Shares converted from Class B (See Note 1)	(44,394)	(362,382)
Net increase (decrease)	(100,463)	$ (819,425)

44	MainStay MacKay Strategic Bond Fund

Class C	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	137,268	$ 1,143,688
Shares issued to shareholders in reinvestment of distributions	25,812	216,384
Shares redeemed	(382,978)	(3,194,796)
Net increase (decrease) in shares outstanding before conversion	(219,898)	(1,834,724)
Shares converted from Class C (See Note 1)	(38,508)	(323,274)
Net increase (decrease)	(258,406)	$ (2,157,998)
Year ended October 31, 2023:
Shares sold	238,636	$ 1,942,371
Shares issued to shareholders in reinvestment of distributions	64,957	529,902
Shares redeemed	(1,293,692)	(10,548,035)
Net increase (decrease) in shares outstanding before conversion	(990,099)	(8,075,762)
Shares converted from Class C (See Note 1)	(94,324)	(770,651)
Net increase (decrease)	(1,084,423)	$ (8,846,413)

Class I	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	9,156,622	$ 77,126,411
Shares issued to shareholders in reinvestment of distributions	1,319,304	11,141,007
Shares redeemed	(13,154,214)	(110,596,283)
Net increase (decrease) in shares outstanding before conversion	(2,678,288)	(22,328,865)
Shares converted into Class I (See Note 1)	39,390	331,727
Shares converted from Class I (See Note 1)	(7,950)	(67,410)
Net increase (decrease)	(2,646,848)	$ (22,064,548)
Year ended October 31, 2023:
Shares sold	24,753,093	$ 203,140,277
Shares issued to shareholders in reinvestment of distributions	2,321,193	19,064,568
Shares redeemed	(22,915,910)	(187,890,601)
Net increase (decrease) in shares outstanding before conversion	4,158,376	34,314,244
Shares converted into Class I (See Note 1)	31,439	260,010
Shares converted from Class I (See Note 1)	(6,780)	(55,302)
Net increase (decrease)	4,183,035	$ 34,518,952

Class R2	Shares	Amount
Six-month period ended April 30, 2024: (b)
Shares sold	189	$ 1,532
Shares issued to shareholders in reinvestment of distributions	998	8,420
Shares redeemed	(133,129)	(1,110,621)
Net increase (decrease)	(131,942)	$ (1,100,669)
Year ended October 31, 2023:
Shares sold	14,150	$ 116,117
Shares issued to shareholders in reinvestment of distributions	5,559	45,621
Shares redeemed	(11,519)	(94,722)
Net increase (decrease)	8,190	$ 67,016

Class R3	Shares	Amount
Six-month period ended April 30, 2024: (b)
Shares sold	517	$ 4,254
Shares issued to shareholders in reinvestment of distributions	428	3,606
Shares redeemed	(45,936)	(389,726)
Net increase (decrease) in shares outstanding before conversion	(44,991)	(381,866)
Shares converted from Class R3 (See Note 1)	(1,183)	(10,028)
Net increase (decrease)	(46,174)	$ (391,894)
Year ended October 31, 2023:
Shares sold	12,072	$ 99,196
Shares issued to shareholders in reinvestment of distributions	1,671	13,710
Shares redeemed	(30,618)	(252,824)
Net increase (decrease)	(16,875)	$ (139,918)

Class R6	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	121,977	$ 1,035,368
Shares issued to shareholders in reinvestment of distributions	13,320	112,806
Shares redeemed	(72,324)	(613,277)
Net increase (decrease)	62,973	$ 534,897
Year ended October 31, 2023:
Shares sold	371,977	$ 3,063,577
Shares issued to shareholders in reinvestment of distributions	12,123	99,584
Shares redeemed	(64,521)	(530,991)
Net increase (decrease)	319,579	$ 2,632,170

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
45

Notes to Financial Statements (Unaudited) (continued)
Note 10–Other Matters
As of the date of this report, the Fund faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Fund's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Fund's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2024, events and transactions subsequent to April 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
46	MainStay MacKay Strategic Bond Fund

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited)
The continuation of the Management Agreement with respect to the MainStay MacKay Strategic Bond Fund (“Fund”) and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and MacKay Shields LLC (“MacKay”) with respect to the Fund (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of The MainStay Funds (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 6–7, 2023 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and MacKay in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2023 through December 2023, including information and materials furnished by New York Life Investments and MacKay in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on the Fund and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on the Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or MacKay that follow investment strategies similar to those of the Fund, if any, and, when applicable, the rationale for differences in the Fund’s management and subadvisory fees and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of the Fund and investment-related matters for the Fund as well as presentations from New York Life Investments and, generally annually, MacKay personnel.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to the Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2023 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding the Fund’s distribution arrangements.  In addition, the Board received information regarding the Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share classes of the Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and MacKay; (ii) the qualifications of the portfolio managers of the Fund and the historical investment performance of the Fund, New York Life Investments and MacKay; (iii) the costs of the services provided, and profits realized, by New York Life Investments and MacKay with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between the Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of the Fund’s management fee and total ordinary operating expenses as compared to the peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the MainStay Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing the Fund.  With respect to the Subadvisory Agreement, the Board took into account New York Life Investments’ recommendation to approve the continuation of the Subadvisory Agreement.

47

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and MacKay.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and MacKay resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the MainStay Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the MainStay Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that the Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 6–7, 2023 meeting are summarized in more detail below.
Nature, Extent and Quality of Services Provided by New York Life Investments and MacKay
The Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of the Fund and considered that the Fund operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by MacKay, evaluating the performance of MacKay, making recommendations to the Board as to whether the Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to the Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to the Fund, including New York Life Investments’ oversight and due diligence reviews of MacKay and ongoing analysis of, and interactions with, MacKay with respect to, among other things, the Fund’s investment performance and risks as well as MacKay’s investment capabilities and subadvisory services with respect to the Fund.
The Board also considered the range of services that New York Life Investments provides to the Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including supervision and implementation of the Fund’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to the Fund and has over time provided an increasingly broad array of non-advisory services to the MainStay Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that MacKay provides to the Fund and considered the terms of each of the Advisory Agreements.  The Board evaluated MacKay’s experience and performance in serving as subadvisor to the Fund and advising other portfolios and MacKay’s track record and experience in providing investment advisory services as well as the experience of investment advisory, senior management and/or administrative personnel at MacKay.  The Board considered New York Life Investments’ and MacKay’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and MacKay and acknowledged their commitment to further developing and strengthening compliance programs that may relate to the Fund.  The Board also considered MacKay’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the Fund.  In this regard, the Board considered the qualifications and experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.
In addition, the Board considered information provided by New York Life Investments and MacKay regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that the Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating the Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective, strategies and risks.  The Board considered investment reports on, and analysis of, the Fund’s performance provided to the Board throughout the year.  These reports include, among other

48	MainStay MacKay Strategic Bond Fund

items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to a relevant investment category and the Fund’s benchmarks, the Fund’s risk-adjusted investment performance and the Fund’s investment performance as compared to peer funds, as appropriate, as well as portfolio attribution information and commentary on the effect of market conditions.  The Board also considered information provided by ISS showing the investment performance of the Fund as compared to peer funds.  In addition, the Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.
The Board also took into account its discussions with senior management at New York Life Investments concerning the Fund’s investment performance over various periods as well as discussions between representatives of MacKay and the members of the Board’s Investment Committee, which generally occur on an annual basis.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and MacKay
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund as well as of New York Life Investments and its affiliates due to their relationships with the MainStay Group of Funds.  Because MacKay is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the Fund, the Board considered cost and profitability information for New York Life Investments and MacKay in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and MacKay, and profitability of New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’, including MacKay’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Fund, and that New York Life Investments is responsible for paying the subadvisory fee for the Fund.  The Board also considered the financial resources of New York Life Investments and MacKay and acknowledged that New York Life Investments and MacKay must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and MacKay to continue to provide high-quality services to the Fund.  The Board recognized that the Fund benefits from the allocation of certain fixed costs among the funds in the MainStay Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the MainStay Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to the Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund, including reputational and other indirect benefits.  The Board recognized, for example, the benefits to MacKay from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to MacKay in exchange for commissions paid by the Fund with respect to trades in the Fund’s portfolio securities.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that serves as an investment option for the Fund, including the potential rationale for and costs associated with investments in this money market fund by the Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to the Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing the Fund, New York Life Investments’ affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund’s transfer agent and distributor.  The Board considered information about these other revenues and their impact on the profitability of the relationship with the Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with the Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with the Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
49

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including MacKay, are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and the Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to MacKay is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments.
In assessing the reasonableness of the Fund’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.  In addition, the Board considered information provided by New York Life Investments and MacKay on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the Fund, if any.  The Board considered the contractual management fee schedule for the Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as the Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and expense limitation arrangements on the Fund’s net management fee and expenses.  The Board also considered that in proposing fees for the Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2023 meeting, regarding the reasonableness of the Fund’s transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and the Fund’s transfer agent, charges the Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to the Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of the Fund.  The Board acknowledged the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
Based on the factors outlined above, among other considerations, the Board concluded that the Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Fund and whether the Fund’s management fee and expense structure permits any economies of scale to be appropriately shared with the Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the MainStay Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to the Fund.  The Board reviewed information from New York Life Investments showing how the Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how the Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of the Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements.

50	MainStay MacKay Strategic Bond Fund

Discussion of the Operation and Effectiveness of the Fund's Liquidity Risk Management Program (Unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”), which New York Life Investment Management LLC believes is reasonably designed to assess and manage the Fund's liquidity risk. A Fund's liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Board of Trustees of The MainStay Funds (the "Board") previously approved the designation of New York Life Investment Management LLC as administrator of the Program (the “Administrator”). The Administrator has established a Liquidity Risk Management Committee to assist the Administrator in the implementation and day-to-day administration of the Program and to otherwise support the Administrator in fulfilling its responsibilities under the Program.
At a meeting of the Board held on February 27, 2024, the Administrator provided the Board with a written report addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2023, through December 31, 2023 (the "Review Period"), as required under the Liquidity Rule. The report noted that the Administrator concluded that (i) the Program operated effectively to assess and manage the Fund's liquidity risk, (ii) the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund's liquidity developments and (iii) the Fund's investment strategy continues to be appropriate for an open-end fund. In addition, the report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and the liquidity classification methodologies, and discussed notable geopolitical, market and other economic events that impacted liquidity risk during the Review Period.
In accordance with the Program, the Fund's liquidity risk is assessed no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections, and (iii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The Administrator has delegated liquidity classification determinations to the Fund’s subadvisor, subject to appropriate oversight by the Administrator, and liquidity classification determinations are made by taking into account the Fund's reasonably anticipated trade size, various market, trading and investment-specific considerations, as well as market depth, and, in certain cases, third-party vendor data.
The Liquidity Rule requires funds that do not primarily hold assets that are highly liquid investments to adopt a minimum amount of net assets that must be invested in highly liquid investments that are assets (an “HLIM”). In addition, the Liquidity Rule limits a fund's investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if, immediately after acquisition, doing so would result in a fund holding more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to determine, periodically review and comply with the HLIM requirement, as applicable, and to comply with the 15% limit on illiquid investments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
51

Proxy Voting Policies and Procedures and Proxy Voting Record
The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. A description of the policies and procedures that are used to vote proxies relating to portfolio securities of the Fund is available free of charge upon request by calling 800-624-6782 or visiting the SEC’s website at www.sec.gov. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund's holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.
52	MainStay MacKay Strategic Bond Fund

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MainStay Funds
Equity
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund
MainStay Fiera SMID Growth Fund
MainStay PineStone U.S. Equity Fund
MainStay S&P 500 Index Fund
MainStay Winslow Large Cap Growth Fund
MainStay WMC Enduring Capital Fund
MainStay WMC Growth Fund
MainStay WMC Small Companies Fund
MainStay WMC Value Fund
International Equity
MainStay Epoch International Choice Fund
MainStay PineStone International Equity Fund
MainStay WMC International Research Equity Fund
Emerging Markets Equity
MainStay Candriam Emerging Markets Equity Fund
Global Equity
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
MainStay PineStone Global Equity Fund
Fixed Income
Taxable Income
MainStay Candriam Emerging Markets Debt Fund
MainStay Floating Rate Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay Short Duration High Income Fund
MainStay MacKay Strategic Bond Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Infrastructure Bond Fund
MainStay Short Term Bond Fund
Tax-Exempt Income
MainStay MacKay Arizona Muni Fund
MainStay MacKay California Tax Free Opportunities Fund1
MainStay MacKay Colorado Muni Fund
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund2
MainStay MacKay Oregon Muni Fund
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Strategic Municipal Allocation Fund
MainStay MacKay Tax Free Bond Fund
MainStay MacKay Utah Muni Fund
Money Market
MainStay Money Market Fund
Mixed Asset
MainStay Balanced Fund
MainStay Income Builder Fund
MainStay MacKay Convertible Fund
Speciality
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Cushing MLP Premier Fund
Asset Allocation
MainStay Conservative Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Equity Allocation Fund
MainStay Equity ETF Allocation Fund
MainStay Growth Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund

Manager
New York Life Investment Management LLC
New York, New York
Subadvisors
Candriam3
Strassen, Luxembourg
CBRE Investment Management Listed Real Assets LLC
Radnor, Pennsylvania
Cushing Asset Management, LP
Dallas, Texas
Epoch Investment Partners, Inc.
New York, New York
Fiera Capital Inc.
New York, New York
IndexIQ Advisors LLC3
New York, New York
MacKay Shields LLC3
New York, New York
NYL Investors LLC3
New York, New York
PineStone Asset Management Inc.
Montreal, Québec
Wellington Management Company LLP
Boston, Massachusetts
Winslow Capital Management, LLC
Minneapolis, Minnesota
Legal Counsel
Dechert LLP
Washington, District of Columbia
Independent Registered Public Accounting Firm
KPMG LLP
Philadelphia, Pennsylvania
Distributor
NYLIFE Distributors LLC3
Jersey City, New Jersey
Custodian
JPMorgan Chase Bank, N.A.
New York, New York

  1.
This Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA (all share classes); and MI (Class A and Class I shares only); and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I and Class C2 shares only).
2.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY, VT (all share classes) and SD (Class R6 shares only).
3.	An affiliate of New York Life Investment Management LLC.
Not part of the Semiannual Report

For more information
800-624-6782
newyorklifeinvestments.com
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.
©2024 NYLIFE Distributors LLC. All rights reserved.
5022154 MS081-24	MSSB10-06/24
(NYLIM) NL052

MainStay MacKay Tax Free Bond Fund

Message from the President and Semiannual Report
Unaudited  |  April 30, 2024
Special Notice:
Beginning in July 2024, new regulations issued by the Securities and Exchange Commission (SEC) will take effect requiring open-end mutual fund companies and ETFs to (1) overhaul the content of their shareholder reports and (2) mail paper copies of the new tailored shareholder reports to shareholders who have not opted to receive these documents electronically.
If you have not yet elected to receive your shareholder reports electronically, please contact your financial intermediary or visit newyorklifeinvestments.com/accounts.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President
Stock and bond markets gained broad ground during the six-month period ended April 30, 2024, bolstered by better-than-expected economic growth and the prospect of monetary easing in the face of a myriad of macroeconomic and geopolitical challenges.
Throughout the reporting period, interest rates remained at their highest levels in decades in most developed countries, with the U.S. federal funds rate in the 5.25%−5.50% range, as central banks struggled to bring inflation under control. Early in the reporting period, the U.S. Federal Reserve began to forecast interest rate cuts in 2024, but delayed action as inflation remained stubbornly high, fluctuating between 3.1% and 3.5%. Nevertheless, despite the increasing cost of capital and tighter lending environment that resulted from sustained high rates, economic growth remained surprisingly robust, supported by high levels of consumer spending, low unemployment and strong corporate earnings. Investors tended to shrug off concerns related to sticky inflation and high interest rates—not to mention the ongoing war in Ukraine, intensifying hostilities in the Middle East and simmering tensions between China and the United States—focusing instead on the positives of continued economic growth and surprisingly strong corporate profits.
The S&P 500® Index, a widely regarded benchmark of U.S. market performance, produced double-digit gains, reaching record levels in March 2024. Market strength, which had been narrowly focused on mega-cap, technology-related stocks during the previous six months broadened significantly during the reporting period. All industry sectors produced positive results, with the strongest returns in communication services, information technology and industrials, and more moderate gains in the lagging energy, real estate and consumer staples areas. Growth-oriented shares slightly outperformed value-oriented issues, while large- and mid-cap stocks modestly outperformed their small-cap counterparts. Most overseas equity markets trailed the U.S. market, as developed international economies experienced relatively low growth rates, and weak economic conditions in China undermined emerging markets.
Bonds generally gained ground as well. The yield on the 10-year Treasury note ranged between approximately 4.7% and 3.8%, while the 2-year Treasury yield remained slightly higher, between approximately 5.0% and 4.1%, in an inverted curve pattern often viewed as indicative of an impending economic slowdown. Nevertheless, the prevailing environment of stable interest rates and attractive yields provided a favorable environment for fixed-income investors. Long-term Treasury bonds and investment-grade corporate bonds produced similar gains, while high yield bonds advanced by a slightly greater margin, despite the added risks implicit in an uptick in default rates. International bond markets modestly outperformed their U.S. counterparts, led by a rebound in the performance of emerging-markets debt.
The risks and uncertainties inherent in today’s markets call for the kind of insight and expertise that New York Life Investments offers through our one-on-one philosophy, long-lasting focus, and multi-boutique approach.
Thank you for trusting us to help you meet your investment needs.
Sincerely,
Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, which includes information about The MainStay Funds' Trustees, free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available on dfinview.com/NYLIM. Please read the Fund’s Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended April 30, 2024
Class	Sales Charge		Inception Date	Six Months[1]	One Year	Five Years	Ten Years or Since Inception	Gross Expense Ratio[2]
Class A Shares[3]	Maximum 3.00% Initial Sales Charge	With sales charges	1/3/1995	4.47%	-0.87%	0.25%	2.19%	0.74%
		Excluding sales charges		7.70	2.20	1.18	2.66	0.74
Investor Class Shares[4,5]	Maximum 2.50% Initial Sales Charge	With sales charges	2/28/2008	4.95	-0.41	0.23	2.17	0.78
		Excluding sales charges		7.64	2.15	1.16	2.65	0.78
Class B Shares[6]	Maximum 5.00% CDSC	With sales charges	5/1/1986	2.55	-3.03	0.55	2.39	1.03
	if Redeemed Within the First Six Years of Purchase	Excluding sales charges		7.55	1.91	0.91	2.39	1.03
Class C Shares	Maximum 1.00% CDSC	With sales charges	9/1/1998	6.42	0.92	0.91	2.39	1.03
	if Redeemed Within One Year of Purchase	Excluding sales charges		7.42	1.90	0.91	2.39	1.03
Class C2 Shares	Maximum 1.00% CDSC	With sales charges	8/31/2020	6.35	0.66	N/A	-0.93	1.18
	if Redeemed Within One Year of Purchase	Excluding sales charges		7.35	1.64	N/A	-0.93	1.18
Class I Shares	No Sales Charge		12/21/2009	7.71	2.45	1.43	2.91	0.49
Class R6 Shares	No Sales Charge		11/1/2019	7.74	2.40	N/A	0.80	0.43

1.	Not annualized.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.
3.	Prior to August 10, 2022, the maximum initial sales charge was 4.50%, which is reflected in the applicable average annual total return figures shown.
4.	Prior to June 30, 2020, the maximum initial sales charge was 4.50%, which is reflected in the applicable average annual total return figures shown.
5.	Prior to August 10, 2022, the maximum initial sales charge was 4.00%, which is reflected in the applicable average annual total return figures shown.
6.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
5

Benchmark Performance*	Six Months[1]	One Year	Five Years	Ten Years
Bloomberg Municipal Bond Index[2]	7.06%	2.08%	1.26%	2.41%
Morningstar Muni National Long Category Average[3]	9.30	2.84	0.98	2.35

*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
1.	Not annualized.
2.	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
3.	The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
6	MainStay MacKay Tax Free Bond Fund

Cost in Dollars of a $1,000 Investment in MainStay MacKay Tax Free Bond Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2023 to April 30, 2024, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 11/1/23	Ending Account Value (Based on Actual Returns and Expenses) 4/30/24	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 4/30/24	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,077.00	$3.82	$1,021.18	$3.72	0.74%
Investor Class Shares	$1,000.00	$1,076.40	$4.03	$1,020.98	$3.92	0.78%
Class B Shares	$1,000.00	$1,075.50	$5.32	$1,019.74	$5.17	1.03%
Class C Shares	$1,000.00	$1,074.20	$5.31	$1,019.74	$5.17	1.03%
Class C2 Shares	$1,000.00	$1,073.50	$6.08	$1,019.00	$5.92	1.18%
Class I Shares	$1,000.00	$1,077.10	$2.53	$1,022.43	$2.46	0.49%
Class R6 Shares	$1,000.00	$1,077.40	$2.22	$1,022.72	$2.16	0.43%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 366 and multiplied by 182 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
7

Portfolio Composition as of April 30, 2024 (Unaudited)
New York	14.7%
Texas	11.3
California	10.5
Illinois	8.2
Florida	6.0
Georgia	4.1
Pennsylvania	3.1
New Jersey	3.0
Alabama	2.9
Colorado	2.7
District of Columbia	2.6
Utah	2.5
Washington	2.2
Michigan	1.5
Massachusetts	1.5
Arizona	1.4
Nevada	1.4
Connecticut	1.4
South Carolina	1.3
Minnesota	1.3
Tennessee	1.1
Indiana	1.1
Kentucky	0.9
Virginia	0.9
Ohio	0.9
Missouri	0.9
U.S. Virgin Islands	0.9
Nebraska	0.9
Wisconsin	0.8%
Oklahoma	0.7
Oregon	0.6
North Carolina	0.6
Maryland	0.5
New Hampshire	0.5
Hawaii	0.4
Iowa	0.4
Puerto Rico	0.3
Louisiana	0.3
West Virginia	0.3
Alaska	0.2
New Mexico	0.2
Arkansas	0.2
Idaho	0.2
Guam	0.1
Kansas	0.1
Montana	0.1
South Dakota	0.1
Wyoming	0.1
Rhode Island	0.0‡
Delaware	0.0‡
Maine	0.0‡
Short–Term Investment	1.2
Other Assets, Less Liabilities	0.9
100.0%
‡	Less than one–tenth of a percent.
See Portfolio of Investments beginning on page 9 for specific holdings within these categories. The Fund's holdings are subject to change.

Top Ten Holdings and/or Issuers Held as of April 30, 2024 (excluding short-term investments) (Unaudited)
1.	New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27–7/1/54
2.	Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27–5/15/63
3.	State of California, 3.00%-5.00%, due 9/1/25–4/1/52
4.	Black Belt Energy Gas District, 4.00%-5.408%, due 6/1/49–5/1/55
5.	Port Authority of New York & New Jersey, 4.00%-5.50%, due 9/1/27–8/1/52
6.	State of Texas, 3.00%-5.50%, due 8/1/26–8/1/39
7.	New York City Municipal Water Finance Authority, 3.00%-5.25%, due 6/15/37–6/15/52
8.	San Francisco City & County Airport Commission, 5.00%, due 5/1/32–5/1/50
9.	City of New York, 3.00%-5.50%, due 10/1/33–4/1/49
10.	Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/27–1/1/53
‡ Less than one–tenth of a percent.

8	MainStay MacKay Tax Free Bond Fund

Portfolio of Investments April 30, 2024†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.8%
Long-Term Municipal Bonds 96.0%
Alabama 2.8%
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series D-1
4.00%, due 7/1/52 (a)	$ 3,000,000	$ 3,009,198
Series B-1
4.00%, due 4/1/53 (a)	19,350,000	19,323,510
Series B
4.42%, due 4/1/53	36,990,000	36,158,184
Series B-2
5.25%, due 12/1/53 (a)	12,500,000	13,356,673
Series A
5.25%, due 5/1/55 (a)	20,890,000	22,378,007
Series D-3
5.408%, due 6/1/49	9,250,000	9,367,722
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	31,755,000	31,729,075
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
4.12%, due 10/1/52	6,710,000	6,554,790
County of Jefferson, Sewer, Revenue Bonds
5.50%, due 10/1/53	4,250,000	4,552,012
Energy Southeast, A Cooperative District, Revenue Bonds
Series B-1
5.75%, due 4/1/54 (a)	16,850,000	18,352,194
Series B-2
5.758%, due 4/1/54	20,000,000	20,155,558
Energy Southeast A Cooperative District, Revenue Bonds
Series B
5.25%, due 7/1/54 (a)	7,570,000	8,011,066
Lower Alabama Gas District (The), Revenue Bonds
Series A
5.00%, due 9/1/46	20,795,000	21,423,186
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series B
5.00%, due 6/1/49 (a)	7,505,000	7,825,345
	Principal Amount	Value

Alabama (continued)
Southeast Energy Authority, A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (a)	$ 14,815,000	$ 14,508,552
Southeast Energy Authority, A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	12,230,000	12,624,241
Town of Pike Road, Limited General Obligation
5.00%, due 3/1/52	7,750,000	8,184,020
		257,513,333
Alaska 0.2%
Alaska Housing Finance Corp., General Mortgage, Revenue Bonds
Series C-II, Insured: GNMA / FNMA / FHLMC
5.75%, due 12/1/52	6,240,000	6,543,034
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Revenue Bonds
5.00%, due 4/1/32	3,050,000	3,054,476
Municipality of Anchorage, Unlimited General Obligation
Series B
5.00%, due 9/1/26	5,340,000	5,440,752
State of Alaska, International Airports System, Revenue Bonds
Series C
5.00%, due 10/1/27 (b)	5,000,000	5,220,945
		20,259,207
Arizona 1.4%
Arizona Board of Regents, Arizona State University, Revenue Bonds
Series A
5.50%, due 7/1/48	7,500,000	8,318,860
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
4.52%, due 1/1/37	5,725,000	5,424,952

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arizona (continued)
Arizona Water Infrastructure Finance Authority, Revenue Bonds
Series A
5.00%, due 10/1/26	$ 5,000,000	$ 5,026,756
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien (b)
5.00%, due 7/1/30	5,750,000	6,238,097
5.00%, due 7/1/31	5,000,000	5,489,405
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien
Series D
5.00%, due 7/1/37	5,000,000	5,218,539
Series B
5.00%, due 7/1/49 (b)	3,485,000	3,544,689
City of Phoenix Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
Series A
5.00%, due 7/1/44	10,180,000	10,844,156
Coconino County Unified School District No. 1, Flagstaff, Unlimited General Obligation
Series B
1.75%, due 7/1/35	2,375,000	1,792,061
Series B
1.75%, due 7/1/36	2,760,000	2,018,248
Gilbert Water Resource Municipal Property Corp., Waterworks & Sewer System, Revenue Bonds, Senior Lien
4.00%, due 7/15/40	23,480,000	23,883,978
4.00%, due 7/15/41	7,915,000	7,974,351
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 3/1/55 (c)	5,500,000	5,955,294
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	8,000,000	7,838,589
Series D
4.00%, due 1/1/48	6,000,000	5,558,719
	Principal Amount	Value

Arizona (continued)
Maricopa County Pollution Control Corp., Public Service Co. of New Mexico, Revenue Bonds
Series A
0.875%, due 6/1/43 (a)	$ 3,855,000	$ 3,532,641
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 12/1/45	5,000,000	5,081,024
Series A
5.00%, due 1/1/50	10,000,000	10,641,458
		124,381,817
Arkansas 0.2%
Little Rock School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/46	15,230,000	11,706,672
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/50	6,180,000	4,520,930
		16,227,602
California 10.5%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	23,000,000	14,095,624
Series C, Insured: AGM
5.00%, due 10/1/52	6,200,000	6,593,089
Alameda Corridor Transportation Authority, Revenue Bonds, Senior Lien
Series A, Insured: BAM
(zero coupon), due 10/1/48 (d)	6,000,000	3,233,776
Allan Hancock Joint Community College District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/44 (d)	8,500,000	5,967,167
Antelope Valley Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/50	3,750,000	2,785,043

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (a)	$ 4,160,000	$ 4,112,737
Series A-1
4.00%, due 5/1/53 (a)	4,555,000	4,540,263
Series B-2
4.22%, due 2/1/52	5,895,000	5,460,757
Series E-2
5.228%, due 2/1/54	27,500,000	27,456,443
Series C
5.25%, due 1/1/54 (a)	22,825,000	23,824,502
Series A-2
5.508%, due 12/1/53	14,250,000	14,388,447
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A, Insured: BAM
3.00%, due 4/1/44	2,075,000	1,652,342
Series A
4.00%, due 4/1/49	5,000,000	4,713,850
California Infrastructure & Economic Development Bank, Clean Water and Drinking Water, Revenue Bonds
4.00%, due 10/1/40	5,100,000	5,317,454
4.00%, due 10/1/45	7,400,000	7,524,549
California Municipal Finance Authority, Community Health System, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 2/1/41	2,500,000	2,457,524
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/36	3,400,000	3,595,818
Insured: BAM
5.00%, due 5/15/39	8,215,000	8,573,957
California Public Finance Authority, Hoag Memorial Hospital Presbyterian, Revenue Bonds
Series A
4.00%, due 7/15/51	7,500,000	7,309,250
	Principal Amount	Value

California (continued)
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series A
5.00%, due 9/1/34	$ 5,770,000	$ 5,791,108
California State University, Systemwide, Revenue Bonds
Series C
3.00%, due 11/1/40	6,000,000	5,196,201
Series A
5.00%, due 11/1/42	9,725,000	10,117,765
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/46	2,725,000	2,126,815
Center Joint Unified School District, Election of 2008, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/51	4,750,000	3,536,055
Chabot-Las Positas Community College District, Unlimited General Obligation
Series C
5.25%, due 8/1/48	5,000,000	5,581,018
Chaffey Joint Union High School District, Unlimited General Obligation
Series C
5.25%, due 8/1/47	5,000,000	5,182,426
City of Escondido, Unlimited General Obligation
5.00%, due 9/1/36	4,000,000	4,081,171
City of Long Beach, Harbor, Revenue Bonds
Series A
5.00%, due 5/15/44	6,070,000	6,488,477
City of Los Angeles, Department of Airports, Revenue Bonds (b)
Series D
4.00%, due 5/15/40	2,200,000	2,164,333
Series A
5.00%, due 5/15/44	3,535,000	3,605,720
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (b)
Series C
4.00%, due 5/15/50	$ 11,000,000	$ 10,222,917
Series A
4.75%, due 5/15/40	6,000,000	6,020,384
Series A
5.00%, due 5/15/33	3,330,000	3,365,122
Series G
5.00%, due 5/15/47	3,250,000	3,387,876
Series G
5.50%, due 5/15/36	15,175,000	17,211,115
Series G
5.50%, due 5/15/39	3,250,000	3,611,696
Series G
5.50%, due 5/15/40	6,700,000	7,403,617
Series H
5.50%, due 5/15/47	8,150,000	8,831,614
City of Los Angeles, Wastewater System, Revenue Bonds
Series A
5.00%, due 6/1/43	3,000,000	3,004,028
El Camino Community College District Foundation (The), Election of 2002, Unlimited General Obligation
Series C
(zero coupon), due 8/1/38	11,750,000	6,808,831
Folsom Cordova Unified School District, School Facilities Improvement District No. 5, Unlimited General Obligation
Series B, Insured: AGM
4.25%, due 10/1/41	20,410,000	20,478,680
Fontana Public Facilities Financing Authority, City of Fontana, Revenue Bonds
Series A, Insured: BAM
5.00%, due 9/1/32	1,320,000	1,325,025
Fresno Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/43	7,500,000	5,918,785
	Principal Amount	Value

California (continued)
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
2.587%, due 6/1/29	$ 10,000,000	$ 8,710,915
Irvine Facilities Financing Authority, Gateway Preserve Land Acquisition Project, Revenue Bonds
Series A
5.25%, due 5/1/43	3,800,000	3,907,803
Live Oak Elementary School District, Certificate of Participation
Insured: AGM
5.00%, due 8/1/39	2,455,000	2,535,195
Long Beach Unified School District, Unlimited General Obligation
Series D-1
(zero coupon), due 8/1/30	4,450,000	3,476,295
Los Angeles Unified School District, Unlimited General Obligation
Series C
4.00%, due 7/1/33	2,750,000	2,938,208
Series C
4.00%, due 7/1/38	5,750,000	5,964,949
Series A
5.00%, due 7/1/27	8,500,000	8,989,896
Los Angeles Unified School District, Election of 2008, Unlimited General Obligation
Series B-1, Insured: AGM-CR
5.25%, due 7/1/42	37,500,000	39,850,819
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series C
3.91%, due 7/1/47	12,850,000	12,847,956
Modesto Irrigation District, Domestic Water Project, Revenue Bonds
Series F, Insured: NATL-RE
4.334%, due 9/1/27	5,805,000	5,745,465
Moreno Valley Unified School District, Election 2014, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	4,750,000	3,752,836

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Murrieta Valley Unified School District, Election of 2014, Unlimited General Obligation
5.25%, due 9/1/51	$ 9,700,000	$ 10,523,252
Napa Valley Community College District, Unlimited General Obligation
4.00%, due 8/1/29	5,250,000	5,331,051
4.00%, due 8/1/32	5,250,000	5,318,368
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/41 (b)	8,500,000	8,616,135
North Lake Tahoe Public Financing Authority, Health & Human Services Center, Revenue Bonds
4.50%, due 12/1/52	4,000,000	4,015,649
Northern California Energy Authority, Revenue Bonds
5.00%, due 12/1/54 (a)	12,500,000	13,239,155
Oak Grove School District, Unlimited General Obligation
Series A-2, Insured: BAM
5.00%, due 8/1/52	4,330,000	4,664,293
Oakland Unified School District, Alameda County, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/27	1,160,000	1,185,631
Insured: AGM
5.00%, due 8/1/28	1,755,000	1,794,718
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AGM
3.00%, due 8/1/47	4,250,000	3,227,672
Orange County Sanitation District, Revenue Bonds
Series A
5.00%, due 2/1/30	8,500,000	8,526,301
Panama-Buena Vista Union School District, Election of 2022, Unlimited General Obligation
0.05%, due 8/1/24	4,170,000	4,122,157
	Principal Amount	Value

California (continued)
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	$ 3,000,000	$ 3,243,253
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 11/1/36	2,750,000	2,978,710
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	7,500,000	7,719,361
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2, Special Assessment
Series A
5.00%, due 10/1/36	3,195,000	3,316,557
Series A
5.00%, due 10/1/41	7,785,000	8,005,379
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/47	8,840,000	9,639,643
Series A, Insured: BAM
5.50%, due 8/1/52	14,920,000	16,164,600
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (b)	4,990,000	5,440,587
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/48 (b)	9,590,000	9,982,472
San Diego Public Facilities Financing Authority, Water Utility, Revenue Bonds
Series A
5.25%, due 8/1/48	5,250,000	5,873,129
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (d)	$ 11,000,000	$ 10,426,369
Series M-2
3.00%, due 7/1/50	5,000,000	3,878,327
Series B-4
5.00%, due 7/1/40	4,570,000	5,195,659
Series I
5.00%, due 7/1/41	3,750,000	3,903,506
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series C
5.00%, due 5/1/32	4,000,000	4,406,479
Series C
5.00%, due 5/1/33	35,000,000	38,910,245
Series A
5.00%, due 5/1/34	7,350,000	7,998,328
Series E
5.00%, due 5/1/50	52,055,000	52,971,964
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds
Series A
5.00%, due 5/1/44 (b)	10,740,000	11,034,753
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/41	1,065,000	900,725
San Leandro Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.25%, due 8/1/48	10,900,000	11,962,079
San Mateo Union High School District, Capital Appreciation, Election of 2010, Unlimited General Obligation
Series A
(zero coupon), due 9/1/41 (d)	7,840,000	7,924,775
	Principal Amount	Value

California (continued)
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/33	$ 14,955,000	$ 10,193,102
Santa Cruz City High School District, Unlimited General Obligation
Series C
2.00%, due 8/1/37	2,870,000	2,189,860
State of California, Various Purpose, Unlimited General Obligation
3.00%, due 10/1/36	5,810,000	5,444,640
3.00%, due 10/1/37	5,565,000	5,104,126
3.00%, due 4/1/52	5,590,000	4,308,072
4.00%, due 3/1/36	20,000,000	20,746,774
4.00%, due 10/1/37	5,000,000	5,130,991
4.00%, due 10/1/39	5,000,000	5,090,483
Series B
5.00%, due 11/1/32	27,500,000	31,788,529
5.00%, due 9/1/41	5,000,000	5,454,546
5.00%, due 10/1/41	16,065,000	17,452,479
5.00%, due 9/1/42	10,000,000	10,982,890
5.00%, due 4/1/47	10,500,000	11,321,266
State of California, Unlimited General Obligation
5.00%, due 9/1/25	28,975,000	29,596,604
Sunnyvale School District, Election of 2013, Unlimited General Obligation
Series C
3.00%, due 9/1/44	6,750,000	5,475,544
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series D
3.00%, due 8/1/47	5,000,000	3,920,076
Twin Rivers Unified School District, Election 2006, Unlimited General Obligation
Series 2008, Insured: AGM
(zero coupon), due 8/1/32	4,370,000	3,255,269
University of California, Revenue Bonds
Series AO
3.25%, due 5/15/29	6,425,000	6,335,862
Series AM
4.25%, due 5/15/39	7,550,000	7,550,855

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
University of California, Revenue Bonds (continued)
Series AR
5.00%, due 5/15/41	$ 12,260,000	$ 12,562,794
Series BN
5.50%, due 5/15/40	10,000,000	11,622,537
Val Verde Unified School District, Election of 2012, Unlimited General Obligation
Series F, Insured: AGM
3.00%, due 8/1/47	8,910,000	6,661,166
Vista Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 8/1/48	6,000,000	6,629,245
Yosemite Community College District, Unlimited General Obligation
Series D
(zero coupon), due 8/1/42 (d)	20,655,000	16,800,705
		951,843,405
Colorado 2.7%
Adams County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/1/40	5,910,000	6,094,748
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.30%, due 12/15/28	5,790,000	5,339,448
City & County of Denver, Board of Water Commissioners, Revenue Bonds
Series A
3.00%, due 9/15/47	11,725,000	8,938,311
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
4.00%, due 12/1/43	3,470,000	3,257,688
Series A
5.00%, due 12/1/29	8,750,000	9,207,461
Series B-2
5.00%, due 11/15/31 (a)	2,000,000	2,023,820
	Principal Amount	Value

Colorado (continued)
City & County of Denver, Airport System, Revenue Bonds (b) (continued)
Series A
5.00%, due 12/1/31	$ 10,000,000	$ 10,522,155
Series A
5.00%, due 12/1/34	6,000,000	6,688,420
Series A
5.00%, due 12/1/36	8,505,000	8,868,860
Series A
5.00%, due 12/1/37	15,675,000	16,262,490
Series A
5.00%, due 12/1/43	10,940,000	11,171,897
Series A
5.00%, due 12/1/48	3,790,000	3,833,035
Series A
5.50%, due 11/15/35	5,250,000	6,009,379
Series A
5.50%, due 11/15/40	17,760,000	19,684,749
Series D
5.75%, due 11/15/38	3,000,000	3,441,196
Series D
5.75%, due 11/15/45	7,100,000	7,910,882
City & County of Denver, Convention Center Expansion Project, Certificate of Participation
Series A
5.375%, due 6/1/43	12,875,000	13,144,027
City of Colorado Springs, Utilities System, Revenue Bonds
Series B
5.25%, due 11/15/52	10,000,000	10,848,559
Colorado Health Facilities Authority, AdventHealth, Revenue Bonds
Series A
3.00%, due 11/15/51	4,500,000	3,317,666
Series A
4.00%, due 11/15/48	24,940,000	23,748,172
Colorado Health Facilities Authority, Intermountain Healthcare Obligated Group, Revenue Bonds
Series B
4.00%, due 1/1/40	3,000,000	2,984,020
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A
5.50%, due 11/1/47	3,335,000	3,634,127
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Colorado Housing and Finance Authority, Revenue Bonds
Series B, Insured: GNMA
3.00%, due 5/1/51 (b)	$ 4,000,000	$ 3,866,690
Denver City & County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
4.00%, due 12/1/31	6,000,000	6,019,781
Gunnison Watershed School District No. Re 1J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/47	14,150,000	15,220,701
Regional Transportation District Sales Tax, Fastracks Project, Revenue Bonds
Series A
5.00%, due 11/1/31	6,500,000	7,424,391
State of Colorado, Certificate of Participation
Series J
5.25%, due 3/15/42	18,500,000	18,998,677
6.00%, due 12/15/40	5,025,000	5,936,482
6.00%, due 12/15/41	4,560,000	5,365,225
		249,763,057
Connecticut 1.4%
City of Hartford, Unlimited General Obligation
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/32	6,370,000	6,493,010
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/34	2,250,000	2,292,168
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series U-2
1.10%, due 7/1/33 (a)	6,750,000	6,580,053
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/37	6,420,000	5,758,175
Series F
5.00%, due 9/15/28	6,610,000	7,138,056
	Principal Amount	Value

Connecticut (continued)
State of Connecticut, Unlimited General Obligation (continued)
Series A
5.00%, due 3/15/29	$ 5,300,000	$ 5,363,875
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
Series A
5.00%, due 9/1/33	10,950,000	11,279,098
Series A
5.25%, due 7/1/40	20,420,000	23,257,171
Series A
5.25%, due 7/1/41	18,980,000	21,518,831
Series A
5.25%, due 7/1/42	25,220,000	28,475,736
State of Connecticut Clean Water Fund, State Revolving Fund, Revenue Bonds
Series A
5.00%, due 5/1/33	2,250,000	2,375,476
Town of North Branford, Unlimited General Obligation
5.00%, due 8/2/24	9,500,000	9,520,983
		130,052,632
Delaware 0.0% ‡
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
Series A
5.00%, due 10/1/36	3,185,000	3,418,807
District of Columbia 2.6%
District of Columbia, Revenue Bonds
Series A
5.00%, due 7/1/36	7,675,000	8,724,540
Series A
5.50%, due 7/1/47	6,250,000	6,947,692
District of Columbia, Unlimited General Obligation
Series A
5.00%, due 6/1/37	7,000,000	7,080,808
Series A
5.00%, due 10/15/44	11,255,000	11,860,517
Series A
5.25%, due 1/1/48	12,500,000	13,673,766

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
District of Columbia (continued)
District of Columbia, Children's National Medical Center Obligated Group, Revenue Bonds
5.00%, due 7/15/40	$ 4,750,000	$ 4,812,958
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 10/1/52	20,435,000	19,271,494
Series B
6.50%, due 10/1/44	6,040,000	6,593,498
Series B
6.50%, due 10/1/44 (d)	2,600,000	2,838,261
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series C, Insured: AGC
6.50%, due 10/1/41 (d)	6,730,000	7,225,031
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/27	2,385,000	2,491,171
Series B
5.00%, due 10/1/31	9,500,000	9,637,226
Series B
5.00%, due 10/1/32	9,815,000	9,955,834
Series B
5.00%, due 10/1/33	5,450,000	5,527,653
Metropolitan Washington Airports Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/28	2,700,000	2,706,263
Series A
5.00%, due 10/1/29	18,000,000	18,045,932
Series A
5.00%, due 10/1/31	8,000,000	8,762,593
Series A
5.00%, due 10/1/32	16,945,000	18,738,835
Series A
5.00%, due 10/1/35	3,955,000	4,210,770
Series A
5.00%, due 10/1/36	5,380,000	5,813,420
	Principal Amount	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority, Revenue Bonds (b) (continued)
Series A
5.00%, due 10/1/43	$ 5,950,000	$ 6,088,694
Series A
5.25%, due 10/1/48	5,000,000	5,292,202
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 7/15/36	5,175,000	4,786,396
Series A
4.00%, due 7/15/39	5,600,000	5,630,565
Series A
5.50%, due 7/15/51	13,275,000	14,684,269
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds, Second Lien
Series A
5.00%, due 7/15/44	4,500,000	4,860,455
Series A
5.00%, due 7/15/48	6,105,000	6,526,916
Series A
5.25%, due 7/15/53	16,225,000	17,548,720
		240,336,479
Florida 6.0%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Obligated Group, Revenue Bonds
Series A
4.624%, due 12/1/37	15,635,000	14,772,562
Central Florida Expressway Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/49	5,000,000	5,172,660
City of Cape Coral, Water & Sewer, Revenue Bonds
Insured: BAM
4.00%, due 10/1/42	13,820,000	13,612,048
City of Fort Lauderdale, Parks and Recreation Project, Unlimited General Obligation
Series A
5.00%, due 7/1/48	4,255,000	4,552,988
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
City of Gainesville, Utilities System, Revenue Bonds
Series A
5.00%, due 10/1/44	$ 14,645,000	$ 15,310,823
City of South Miami, Miami Health Facilities Authority, Inc., Revenue Bonds
5.00%, due 8/15/42	17,115,000	17,376,480
City of Tampa, Revenue Bonds
Series C, Insured: BAM
3.00%, due 10/1/36	4,440,000	4,049,514
City of Tampa, BayCare, Revenue Bonds
Series A
5.00%, due 11/15/46	6,000,000	6,059,620
City of Tampa, Centre & Lower Basis Storm Water, Special Assessment
5.25%, due 5/1/43	4,155,000	4,343,208
5.25%, due 5/1/46	4,000,000	4,174,284
Collier County Industrial Development Authority, NCH Healthcare System, Inc. Obligated Group, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/49	3,000,000	3,144,651
Series A, Insured: AGM
5.00%, due 10/1/54	3,500,000	3,649,274
County of Brevard, Solid Waste Management System, Revenue Bonds
5.50%, due 9/1/53	8,720,000	9,396,865
County of Broward, Tourist Development Tax, Revenue Bonds
4.00%, due 9/1/40	5,000,000	4,840,785
County of Broward, Airport System, Revenue Bonds
5.00%, due 10/1/42 (b)	5,045,000	5,136,282
County of Lee, Airport, Revenue Bonds (b)
Series B
4.00%, due 10/1/38	7,435,000	7,288,543
Series A
5.00%, due 10/1/24	3,785,000	3,795,413
Series A
5.00%, due 10/1/24	815,000	817,242
Series A
5.00%, due 10/1/29	11,000,000	11,710,077
	Principal Amount	Value

Florida (continued)
County of Lee, Airport, Revenue Bonds (b) (continued)
Series B
5.00%, due 10/1/37	$ 3,750,000	$ 3,974,924
Series B
5.00%, due 10/1/46	4,750,000	4,880,643
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Insured: BAM
3.00%, due 10/1/36	2,100,000	1,884,271
Series B
4.00%, due 10/1/38	5,000,000	5,021,564
Series B, Insured: BAM
4.00%, due 10/1/49	39,630,000	37,776,323
Series B
5.00%, due 10/1/33	4,250,000	4,312,401
County of Miami-Dade, Transit System, Revenue Bonds
3.00%, due 7/1/37	4,000,000	3,545,426
4.00%, due 7/1/32	10,000,000	10,085,580
County of Miami-Dade, Seaport Department, Revenue Bonds
Series B-1
4.00%, due 10/1/46 (b)	17,000,000	15,434,315
County of Miami-Dade, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/36	5,000,000	5,006,190
Series A
5.00%, due 10/1/38	4,650,000	4,674,799
Series B
5.00%, due 10/1/40	8,020,000	8,170,887
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.75%, due 9/1/54	21,395,000	23,682,121
County of Sarasota, Utility System, Revenue Bonds
5.25%, due 10/1/52	12,795,000	13,888,769
Florida Department of Management Services, Certificate of Participation
Series A
5.00%, due 11/1/26	4,500,000	4,673,301

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Florida Municipal Power Agency, All-Requirements Power Supply Project, Revenue Bonds
Series A
5.00%, due 10/1/26	$ 3,500,000	$ 3,625,091
Florida State Board of Governors, Revenue Bonds
Series A, Insured: BAM
5.00%, due 11/1/48	4,940,000	5,200,872
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/31	3,500,000	3,550,557
Series A
5.00%, due 10/1/32	6,980,000	7,080,155
Series A
5.00%, due 10/1/34	4,125,000	4,182,945
Series A
5.00%, due 10/1/35	4,170,000	4,225,406
Series A
5.00%, due 10/1/47	3,335,000	3,367,775
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series A
5.00%, due 10/1/47 (b)	7,000,000	7,247,828
JEA Water & Sewer System, Revenue Bonds
Series A
5.50%, due 10/1/54	25,000,000	27,787,305
Miami-Dade County Health Facilities Authority, Nicklaus Children's Hospital Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 8/1/46	5,000,000	4,738,482
Series A, Insured: AGM-CR
4.00%, due 8/1/51	5,000,000	4,603,854
North Broward Hospital District, Revenue Bonds
Series B
5.00%, due 1/1/42	6,500,000	6,640,866
Okaloosa Gas District, Revenue Bonds (c)
Series B, Insured: AGM
5.00%, due 10/1/43	7,900,000	8,591,169
Series B, Insured: AGM
5.25%, due 10/1/44	5,375,000	5,931,008
	Principal Amount	Value

Florida (continued)
Orange County Health Facilities Authority, Orlando Health, Revenue Bonds
Series A
4.00%, due 10/1/49	$ 3,530,000	$ 3,318,085
4.00%, due 10/1/52	7,000,000	6,472,427
School Board of Miami-Dade County (The), Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 3/15/35	6,060,000	6,845,996
Series A, Insured: BAM
5.00%, due 3/15/52	5,755,000	6,068,408
School District of Broward County, Certificate of Participation
Series A, Insured: AGM
5.00%, due 7/1/27	3,750,000	3,810,566
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	18,060,000	13,054,855
Series A, Insured: BAM
3.00%, due 5/1/51	21,200,000	15,845,406
4.00%, due 5/1/48	13,135,000	12,378,638
South Florida Water Management District, Certificate of Participation
5.00%, due 10/1/34	12,955,000	13,259,126
State of Florida, Unlimited General Obligation
Series E
3.00%, due 6/1/36	12,660,000	11,598,199
State of Florida, Department of Transportation Turnpike System, Revenue Bonds
Series B
3.00%, due 7/1/49	3,750,000	2,899,477
Series C
3.00%, due 7/1/51	5,000,000	3,788,311
Series A
3.50%, due 7/1/29	6,345,000	6,286,265
Tampa Bay Water, Revenue Bonds
Series A
4.00%, due 10/1/28	4,500,000	4,525,378
Series A
5.00%, due 10/1/26	5,780,000	5,898,426
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Village Community Development District No. 8, Special Assessment
Insured: AGM
3.50%, due 5/1/40	$ 4,910,000	$ 4,519,490
West Palm Beach Community Redevelopment Agency, City center community redevelopment, Tax Allocation
Insured: AGM-CR
5.00%, due 3/1/34	8,450,000	9,144,309
Insured: AGM-CR
5.00%, due 3/1/35	9,020,000	9,772,108
Wildwood Utility Dependent District, Revenue Bonds
Insured: AGM
5.25%, due 10/1/43	10,250,000	11,080,963
Insured: AGM
5.50%, due 10/1/53	14,000,000	15,251,524
		548,806,103
Georgia 3.1%
Augusta Development Authority, WellStar Health System Project, Revenue Bonds
Series A, Insured: AGM
5.125%, due 4/1/53	5,400,000	5,718,239
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/44	33,335,000	32,388,149
Series A
4.00%, due 7/1/49	17,190,000	16,206,694
City of Atlanta, Airport Passenger Facility Charge, Revenue Bonds, Sub. Lien
Series D
4.00%, due 7/1/35 (b)	13,820,000	13,865,584
City of Atlanta, Water & Wastewater, Revenue Bonds
5.00%, due 11/1/29	4,250,000	4,314,444
City of Atlanta, Public Improvement, Unlimited General Obligation
Series A-1
5.00%, due 12/1/42	11,750,000	12,952,967
	Principal Amount	Value

Georgia (continued)
City of Dalton (The), Georgia Combined Utilities, Revenue Bonds
5.00%, due 3/1/30	$ 1,955,000	$ 2,028,691
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System, Revenue Bonds
4.00%, due 8/15/48	4,375,000	4,178,344
Development Authority of Appling County, Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/38 (a)	2,500,000	2,417,990
Development Authority of Burke County (The), Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/40 (a)	6,315,000	6,107,843
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds, Second Series
Series 2
3.375%, due 11/1/48 (a)	5,650,000	5,576,754
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds (a)
Series 4
3.80%, due 10/1/32	2,000,000	2,001,369
Series 4
3.80%, due 10/1/32	2,000,000	2,001,369
Development Authority of Monroe County (The), Oglethorpe Power Corp. Scherer Project, Revenue Bonds
Series A
1.50%, due 1/1/39 (a)	5,865,000	5,672,605
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Revenue Bonds
Series A
2.50%, due 2/15/51	8,500,000	5,226,276
Series B, Insured: County Guaranteed
5.50%, due 2/15/42	9,290,000	9,672,989

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/37	$ 4,215,000	$ 4,336,674
Georgia Housing & Finance Authority, Revenue Bonds
Series B
3.55%, due 12/1/42	3,765,000	3,347,207
Georgia Ports Authority, Revenue Bonds
4.00%, due 7/1/47	3,000,000	2,922,908
5.25%, due 7/1/43	4,695,000	5,209,771
5.25%, due 7/1/52	4,750,000	5,134,890
Griffin-Spalding County Hospital Authority, WellStar Health System, Revenue Bonds
4.00%, due 4/1/42	3,500,000	3,391,959
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 3/1/50 (a)	2,975,000	2,977,405
Series C
4.00%, due 5/1/52 (a)	6,960,000	6,956,201
Series A
4.00%, due 7/1/52 (a)	21,645,000	21,615,623
Series A
4.00%, due 9/1/52 (a)	21,190,000	21,061,167
Series A
5.00%, due 5/15/34	2,750,000	2,858,297
Series A
5.00%, due 5/15/37	2,265,000	2,377,567
Series B
5.00%, due 12/1/54 (a)	19,500,000	20,580,784
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/41	2,545,000	2,484,817
Series A
4.00%, due 1/1/49	4,850,000	4,366,822
	Principal Amount	Value

Georgia (continued)
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	$ 5,500,000	$ 4,820,862
Series A
5.00%, due 1/1/39	10,000,000	10,264,351
Series A
5.25%, due 7/1/64	5,000,000	5,236,148
Municipal Electric Authority of Georgia, Revenue Bonds
Series HH
5.00%, due 1/1/29	3,825,000	4,022,716
Series HH
5.00%, due 1/1/37	3,695,000	3,843,811
Municipal Electric Authority of Georgia, Power, Revenue Bonds
Series HH
5.00%, due 1/1/36	3,515,000	3,671,933
Series GG
5.00%, due 1/1/43	3,000,000	2,999,882
Series HH
5.00%, due 1/1/44	2,700,000	2,758,464
		277,570,566
Guam 0.1%
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	5,000,000	5,066,340
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/44	655,000	656,112
		5,722,452
Hawaii 0.4%
City & County of Honolulu, Wastewater System, Revenue Bonds, Senior Lien
Series B
4.00%, due 7/1/29	8,450,000	8,482,806
City & County of Honolulu, Unlimited General Obligation
Series C
4.00%, due 10/1/31	5,500,000	5,580,337
Series C
4.00%, due 10/1/32	4,500,000	4,523,356
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hawaii (continued)
City & County of Honolulu, Unlimited General Obligation (continued)
Series B
5.00%, due 10/1/25	$ 3,725,000	$ 3,809,408
State of Hawaii, Unlimited General Obligation
Series FB
4.00%, due 4/1/31	6,300,000	6,358,617
Series FK
4.00%, due 5/1/32	4,300,000	4,363,065
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Insured: AGM-CR
3.50%, due 10/1/49 (b)	5,675,000	4,435,688
		37,553,277
Idaho 0.2%
Boise State University, Revenue Bonds
Series A
5.25%, due 4/1/53	3,600,000	3,875,066
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	7,250,000	7,253,499
Series A, Insured: GNMA / FNMA / FHLMC
4.60%, due 1/1/49	5,750,000	5,706,077
		16,834,642
Illinois 8.2%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/26	17,245,000	15,450,115
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/27	7,000,000	7,221,576
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.75%, due 4/1/48	17,000,000	18,637,068
6.00%, due 4/1/46	16,560,000	17,230,485
	Principal Amount	Value

Illinois (continued)
Chicago Midway International Airport, Revenue Bonds, Senior Lien (b)
Series C
5.00%, due 1/1/25	$ 6,500,000	$ 6,534,312
Series C
5.00%, due 1/1/26	4,000,000	4,065,715
Series C
5.00%, due 1/1/27	5,000,000	5,143,939
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 1/1/36	8,100,000	8,291,625
Series A
4.00%, due 1/1/36	16,215,000	16,515,128
Series A, Insured: BAM
4.00%, due 1/1/43 (b)	13,500,000	12,963,048
Series D, Insured: AGM
5.00%, due 1/1/38	4,750,000	5,217,415
Series A
5.00%, due 1/1/39 (b)	4,000,000	4,141,182
Series D
5.00%, due 1/1/52 (b)	3,250,000	3,255,998
Series F
5.25%, due 1/1/29	3,060,000	3,204,171
Series A, Insured: AGM
5.50%, due 1/1/53 (b)	23,525,000	24,903,240
Chicago O'Hare International Airport, General, Revenue Bonds
Series B
5.00%, due 1/1/27	5,660,000	5,703,431
Series A
5.00%, due 1/1/31 (b)	8,500,000	8,539,914
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
4.50%, due 1/1/48 (b)	4,725,000	4,643,333
Series B
5.00%, due 1/1/39	3,970,000	4,076,408
Chicago O'Hare International Airport, Revenue Bonds
Series A
5.00%, due 1/1/35 (b)	7,605,000	7,638,889

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
Series A
5.00%, due 1/1/30	$ 2,665,000	$ 2,666,757
Chicago Park District, Limited Tax, Limited General Obligation
Series C
4.00%, due 1/1/35	4,000,000	4,047,812
Series B
5.00%, due 1/1/25	2,140,000	2,141,099
Series A
5.00%, due 1/1/35	2,000,000	2,036,206
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Insured: AGM
5.00%, due 12/1/44	16,690,000	16,730,139
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds, Second Lien
5.00%, due 12/1/46	4,530,000	4,582,800
City of Chicago, Unlimited General Obligation
Series B
4.00%, due 1/1/37	4,750,000	4,700,091
Series A
5.00%, due 1/1/32	1,400,000	1,507,592
Series A
5.00%, due 1/1/33	1,425,000	1,532,924
Series A
5.50%, due 1/1/40	4,650,000	5,026,911
Series A
5.50%, due 1/1/49	5,000,000	5,159,368
Series A
6.00%, due 1/1/38	39,050,000	40,691,436
Series A, Insured: BAM
6.00%, due 1/1/38	5,000,000	5,217,009
City of Chicago, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	265,000	260,545
5.00%, due 11/1/25	2,000,000	2,041,982
5.00%, due 11/1/28	3,750,000	3,875,688
Series 2, Insured: AGM
5.00%, due 11/1/32	4,000,000	4,208,704
Series 2, Insured: AGM
5.00%, due 11/1/33	8,550,000	8,998,399
5.00%, due 11/1/39	5,620,000	5,637,652
	Principal Amount	Value

Illinois (continued)
City of Chicago, Waterworks, Revenue Bonds, Second Lien (continued)
Insured: AGM
5.25%, due 11/1/33	$ 4,000,000	$ 4,242,491
Insured: AGM
5.25%, due 11/1/34	1,860,000	1,965,434
Insured: AGM
5.25%, due 11/1/35	2,275,000	2,407,738
Series A, Insured: AGM
5.25%, due 11/1/48	6,000,000	6,486,455
Series A, Insured: AGM
5.50%, due 11/1/62	4,320,000	4,669,115
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
5.00%, due 1/1/28	1,000,000	1,002,052
Series B, Insured: AGM-CR
5.00%, due 1/1/30	6,435,000	6,687,097
Insured: BAM
5.00%, due 1/1/44	11,240,000	11,263,068
Series A, Insured: AGM
5.25%, due 1/1/42	3,750,000	3,875,346
Series A, Insured: AGM
5.50%, due 1/1/62	5,280,000	5,716,930
City of Chicago Heights, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 12/1/34	1,865,000	1,983,579
Cook County High School District No. 209, Proviso Township, Limited General Obligation
Series B, Insured: AGM
4.00%, due 12/1/38	3,000,000	2,994,640
County of Cook, Sales Tax, Revenue Bonds
4.00%, due 11/15/37	4,250,000	4,291,891
Grundy County School District No. 54, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 12/1/25	2,960,000	2,909,375
Illinois Finance Authority, Maine Township High School District No. 207, Revenue Bonds
4.00%, due 12/1/37	3,500,000	3,539,164
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Illinois Finance Authority, University of Chicago (The), Revenue Bonds
Series A
4.00%, due 10/1/38	$ 8,500,000	$ 8,064,167
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds
Series B
4.00%, due 8/15/41	3,500,000	3,387,603
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series A
4.00%, due 7/15/47	16,660,000	15,879,276
Illinois Finance Authority, Mercy Health Corp. Obligated Group, Revenue Bonds
5.00%, due 12/1/40	4,500,000	4,560,654
Illinois Finance Authority, Silver Cross Hospital Obligated Group, Revenue Bonds
Series C
5.00%, due 8/15/44	16,500,000	16,581,266
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/54	7,000,000	7,552,604
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/33	8,750,000	8,689,180
Series A
4.00%, due 2/1/34	5,650,000	5,588,714
Series A
5.00%, due 2/1/32	5,000,000	5,052,683
Illinois Sports Facilities Authority (The), Revenue Bonds
Insured: AGM
5.25%, due 6/15/31	4,000,000	4,003,005
Illinois State Toll Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/1/31	4,220,000	4,311,658
Series B
5.00%, due 1/1/41	6,000,000	6,099,353
	Principal Amount	Value

Illinois (continued)
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.00%, due 1/1/37	$ 5,000,000	$ 5,072,543
Series C
5.00%, due 1/1/38	5,000,000	5,037,085
Series C
5.00%, due 1/1/39	5,250,000	5,285,289
Kane County Forest Preserve District, Unlimited General Obligation
Series C
3.00%, due 12/15/26	2,880,000	2,826,986
Lake County Community High School District No. 115, Lake Forest, Unlimited General Obligation
4.25%, due 11/1/41	7,260,000	7,373,793
4.50%, due 11/1/42	7,585,000	7,813,367
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/35	17,500,000	11,249,105
Series A, Insured: NATL-RE
(zero coupon), due 6/15/36	27,500,000	16,728,676
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	10,000,000	4,166,449
Northern Illinois Municipal Power Agency, Revenue Bonds
Series A
5.00%, due 12/1/41	5,125,000	5,163,954
Rock Island County Public Building Commission, County of Rock Island, Revenue Bonds
Insured: AGM
5.00%, due 12/1/36	2,145,000	2,213,379
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.00%, due 1/1/48	10,000,000	8,859,776
Series A, Insured: BAM
4.00%, due 1/1/48	9,500,000	8,628,745
Series C
5.00%, due 1/1/25	4,000,000	4,032,103
Series A
5.00%, due 1/1/28	3,685,000	3,908,508

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Sales Tax Securitization Corp., Revenue Bonds (continued)
Series C
5.25%, due 1/1/34	$ 7,500,000	$ 8,072,387
Series C, Insured: BAM
5.25%, due 1/1/48	35,150,000	36,650,360
Sangamon County School District No. 186, Springfield, Unlimited General Obligation
Insured: AGM
5.50%, due 6/1/58	9,475,000	10,085,535
Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 4/1/29	1,620,000	1,632,721
Series B, Insured: BAM
5.00%, due 4/1/30	1,000,000	1,007,137
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	6,450,000	6,182,348
Series D
5.00%, due 11/1/26	7,375,000	7,607,608
5.00%, due 2/1/27	3,980,000	4,117,379
Series D
5.00%, due 11/1/27	10,000,000	10,462,886
5.00%, due 1/1/28	5,155,000	5,256,231
Series D
5.00%, due 11/1/28	6,280,000	6,556,131
5.00%, due 5/1/29	2,660,000	2,662,334
Series A
5.00%, due 12/1/34	4,500,000	4,682,639
5.25%, due 2/1/32	8,550,000	8,559,273
Series A
5.50%, due 3/1/47	4,750,000	5,075,183
Series A
6.00%, due 5/1/27	8,190,000	8,743,446
State of Illinois, Build America Bonds, Unlimited General Obligation
Series 4, Insured: AGM-CR
6.875%, due 7/1/25	6,335,000	6,371,958
United City of Yorkville, Special Tax
Insured: AGM
5.00%, due 3/1/32	3,007,000	3,060,023
	Principal Amount	Value

Illinois (continued)
Village of Bellwood, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/29	$ 1,500,000	$ 1,532,746
Village of Rosemont, Corporate Purpose, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/40	6,790,000	6,940,937
Village of Schaumburg, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/41	32,050,000	31,815,782
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.50%, due 1/1/49	6,210,000	6,752,517
		740,431,963
Indiana 1.1%
Crown Point Multi School Building Corp., Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/40	8,500,000	9,150,238
Greater Clark Building Corp., Revenue Bonds
Insured: State Intercept
6.00%, due 7/15/38	5,700,000	6,714,009
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series L
0.70%, due 12/1/46 (a)	5,000,000	4,663,264
Series A
5.00%, due 10/1/41	7,750,000	8,423,504
Series A
5.00%, due 10/1/42	12,220,000	13,228,258
Series A
5.00%, due 10/1/46	4,000,000	4,269,658
Indiana Finance Authority, State Revolving Fund, Revenue Bonds
Series E
5.00%, due 2/1/25	6,000,000	6,065,387
Indiana Finance Authority, CWA Authority, Inc., Revenue Bonds, First Lien
Series B
5.25%, due 10/1/47	13,695,000	14,572,158
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Indiana (continued)
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, Insured: GNMA / FNMA / FHLMC
5.75%, due 7/1/53	$ 2,725,000	$ 2,859,368
Indiana Municipal Power Agency, Revenue Bonds
Series A
5.00%, due 1/1/42	15,425,000	15,635,216
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series I
5.00%, due 1/1/28 (b)	4,350,000	4,375,424
Series I
5.00%, due 1/1/29 (b)	3,500,000	3,522,433
Series D
6.00%, due 2/1/48	8,150,000	9,348,714
		102,827,631
Iowa 0.4%
Ames Community School District, Unlimited General Obligation
1.875%, due 6/1/36	4,000,000	3,016,733
1.875%, due 6/1/37	4,000,000	2,909,492
City of Des Moines, Unlimited General Obligation
Series F
2.00%, due 6/1/37	4,450,000	3,237,817
Iowa Finance Authority, Iowa Health System Obligated Group, Revenue Bonds
Series E
5.00%, due 8/15/32	2,500,000	2,550,249
PEFA, Inc., Revenue Bonds
5.00%, due 9/1/49 (a)	14,795,000	15,070,129
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/35	4,000,000	3,140,437
Series B
2.00%, due 6/1/37	4,265,000	3,137,669
Series B
2.00%, due 6/1/38	5,370,000	3,831,598
		36,894,124
	Principal Amount	Value

Kansas 0.1%
City of Hutchinson, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	$ 565,000	$ 555,279
5.00%, due 12/1/28	410,000	399,691
5.00%, due 12/1/30	500,000	485,351
City of Topeka, Combined Utility, Revenue Bonds
Series A
4.00%, due 8/1/48	6,000,000	5,539,143
		6,979,464
Kentucky 0.9%
County of Warren, Bowling Green-Warren County Community Hospital Corp., Revenue Bonds
5.25%, due 4/1/54	13,375,000	14,233,009
Kentucky Public Energy Authority, Revenue Bonds (a)
Series C-1
4.00%, due 12/1/49	10,990,000	10,988,325
Series A
5.00%, due 5/1/55	6,500,000	6,761,149
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series C
4.00%, due 2/1/50 (a)	8,640,000	8,618,336
Series A-1
4.00%, due 8/1/52 (a)	9,125,000	9,018,977
Series A-2
4.764%, due 8/1/52	17,500,000	17,115,996
Series C-2
4.943%, due 12/1/49	5,750,000	5,754,703
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 5/15/47	11,250,000	11,806,753
		84,297,248
Louisiana 0.3%
City of Shreveport, Unlimited General Obligation
Insured: BAM
5.00%, due 8/1/30	4,355,000	4,519,681
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax
5.50%, due 7/15/53	15,945,000	17,395,070

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Louisiana (continued)
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
4.00%, due 5/15/42	$ 4,250,000	$ 4,057,905
		25,972,656
Maine 0.0% ‡
Maine Municipal Bond Bank, Revenue Bonds
Series B
3.50%, due 11/1/29	3,700,000	3,694,444
Maryland 0.5%
County of Baltimore, Unlimited General Obligation
5.00%, due 3/1/25	3,195,000	3,234,316
County of Frederick, Public Facilities Project, Unlimited General Obligation
Series A
1.75%, due 10/1/36	5,630,000	4,141,952
Maryland Community Development Administration, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/54	6,125,000	6,611,523
Maryland Health & Higher Educational Facilities Authority, MedStar Health Obligated Group, Revenue Bonds
5.00%, due 8/15/42	6,350,000	6,386,055
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/34	4,250,000	4,511,213
State of Maryland, Revenue Bonds
3.00%, due 11/1/30	10,750,000	10,381,461
3.00%, due 11/1/31	6,375,000	6,107,372
		41,373,892
Massachusetts 1.5%
Boston Water & Sewer Commission, Revenue Bonds
Series B
3.00%, due 11/1/41	8,500,000	7,057,105
	Principal Amount	Value

Massachusetts (continued)
City of Boston, Unlimited General Obligation
Series A
5.00%, due 11/1/38	$ 5,750,000	$ 6,632,829
City of Worcester, Limited General Obligation
Insured: AGM
3.00%, due 2/1/37	2,750,000	2,477,344
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series B
3.00%, due 2/1/48	31,045,000	23,437,606
Series C
3.00%, due 3/1/49	13,250,000	9,887,015
Series B
3.00%, due 4/1/49	7,465,000	5,567,875
Series D
5.00%, due 7/1/25	9,500,000	9,673,684
Series A
5.00%, due 4/1/37	2,950,000	3,080,165
Commonwealth of Massachusetts, Consolidated Loan, Unlimited General Obligation
Series C
5.00%, due 10/1/52	5,500,000	5,840,003
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	11,500,000	8,655,708
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds, Senior Lien
Series B
4.00%, due 7/1/35	10,250,000	10,281,066
Massachusetts Development Finance Agency, Partners Healthcare System Issue, Revenue Bonds
Series O-2
5.00%, due 7/1/27	4,700,000	4,781,940
Massachusetts Development Finance Agency, Harvard University Issue, Revenue Bonds
Series B
5.00%, due 11/15/32	7,965,000	9,296,952
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Revenue Bonds
Series N
5.00%, due 12/1/41	$ 13,015,000	$ 13,301,916
Massachusetts School Building Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 11/15/33	8,500,000	8,871,431
Town of Middleton, Limited General Obligation
2.00%, due 12/15/39	2,675,000	1,919,292
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/39	4,430,000	3,367,382
		134,129,313
Michigan 1.5%
Downriver Utility Wastewater Authority, Revenue Bonds
Insured: AGM
5.00%, due 4/1/31	1,600,000	1,699,405
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	3,000,000	3,075,023
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Senior Lien
Series A
5.25%, due 7/1/52	5,000,000	5,364,433
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series C
5.25%, due 7/1/33	7,175,000	7,444,234
Series C
5.25%, due 7/1/35	8,175,000	8,449,896
Holly Area School District, Unlimited General Obligation
Series I, Insured: Q-SBLF
5.25%, due 5/1/48	3,415,000	3,639,587
	Principal Amount	Value

Michigan (continued)
Lapeer Community Schools, Unlimited General Obligation
Insured: AGM
5.25%, due 5/1/46	$ 9,000,000	$ 9,668,491
Michigan Finance Authority, McLaren Health Care Corp., Revenue Bonds
Series A
4.00%, due 2/15/44	8,500,000	8,016,679
Michigan Finance Authority, Trinity Health Corp. Obligated Group, Revenue Bonds
Series MI
4.00%, due 12/1/45	7,725,000	7,337,184
Michigan Finance Authority, BHSH System Obligated Group, Revenue Bonds
Series A
5.00%, due 4/15/28	6,600,000	7,019,190
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Second Lien
Series C-7, Insured: NATL-RE
5.00%, due 7/1/32	2,000,000	2,004,048
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	4,860,000	4,910,572
Michigan Finance Authority, Bronson Health Care Group, Revenue Bonds
Series A
5.00%, due 5/15/54	11,870,000	11,985,765
Michigan Finance Authority, Provident Group - HFH Energy LLC, Revenue Bonds
5.50%, due 2/28/49	2,375,000	2,564,297
Michigan State Housing Development Authority, Revenue Bonds
Series A
3.75%, due 4/1/27	8,500,000	8,470,069

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
Southgate Community School District, Unlimited General Obligation
Series II, Insured: Q-SBLF
5.25%, due 5/1/49	$ 9,440,000	$ 10,174,856
State of Michigan, Trunk Line, Revenue Bonds
Series A
4.00%, due 11/15/44	31,625,000	31,331,975
		133,155,704
Minnesota 1.3%
City of Rochester, Mayo Clinic, Revenue Bonds
4.00%, due 11/15/39	16,425,000	16,947,731
Elk River Independent School District No. 728, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.25%, due 2/1/36	5,250,000	4,305,098
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	9,000,000	7,112,438
Metropolitan Council, Minneapolis-St.Paul Metropolitan Area, Unlimited General Obligation
Series A
3.00%, due 3/1/29	3,300,000	3,217,015
Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/28 (b)	5,000,000	5,203,150
Minnesota Agricultural & Economic Development Board, HealthPartners Obligated Group, Revenue Bonds
5.25%, due 1/1/47	9,250,000	10,000,161
5.25%, due 1/1/54	24,185,000	25,756,594
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series R, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	6,000,000	6,470,825
	Principal Amount	Value

Minnesota (continued)
Moorhead Independent School District No. 152, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	$ 8,000,000	$ 6,326,771
State of Minnesota, Unlimited General Obligation
Series B
1.625%, due 8/1/37	4,000,000	2,808,554
Series B
5.00%, due 8/1/26	11,000,000	11,400,964
White Bear Lake Independent School District No. 624, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/39	8,300,000	6,396,988
Series A, Insured: SD CRED PROG
2.50%, due 2/1/40	8,105,000	6,124,037
Series A, Insured: SD CRED PROG
3.00%, due 2/1/43	4,060,000	3,286,742
		115,357,068
Missouri 0.9%
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
3.00%, due 6/1/53	5,760,000	4,191,102
4.00%, due 6/1/53	9,750,000	8,972,025
5.50%, due 12/1/48	16,245,000	17,803,475
Health & Educational Facilities Authority of the State of Missouri, St Luke's Health System, Revenue Bonds
Series A
4.00%, due 11/15/48	8,500,000	8,081,446
Health & Educational Facilities Authority of the State of Missouri, CoxHealth, Revenue Bonds
Series A
4.00%, due 11/15/49	6,750,000	6,281,383
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare, Revenue Bonds
Series D
4.00%, due 1/1/58 (a)	13,000,000	12,054,458
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Missouri (continued)
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/47	$ 1,805,000	$ 1,793,640
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Revenue Bonds
Series A
5.00%, due 12/1/31	3,000,000	3,026,974
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series C
2.75%, due 9/1/33	9,000,000	7,852,953
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	5,000,000	4,596,764
St. Charles County School District No. R-IV, Wentzville, Unlimited General Obligation
Insured: State Aid Direct Deposit
1.875%, due 3/1/40	11,145,000	7,470,997
		82,125,217
Montana 0.1%
Montana Facility Finance Authority, Benefis Health System Obligated Group, Revenue Bonds
5.00%, due 2/15/33	1,320,000	1,355,753
Montana State Board of Regents, University of Montana/Missoula, Revenue Bonds
Insured: AGM
5.25%, due 11/15/52	7,370,000	7,934,792
Yellowstone County K-12, School District No. 26 Lockwood, Unlimited General Obligation
5.00%, due 7/1/32	2,550,000	2,720,636
		12,011,181
	Principal Amount	Value

Nebraska 0.9%
County of Sarpy, Highway Allocation Fund, Limited General Obligation
1.875%, due 6/1/39	$ 2,890,000	$ 1,944,513
Metropolitan Utilities District of Omaha, Revenue Bonds
3.40%, due 12/1/30	7,000,000	6,931,633
Nebraska Investment Finance Authority, Revenue Bonds (c)
Series C, Insured: GNMA / FNMA / FHLMC
4.55%, due 9/1/44	5,175,000	5,177,465
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 9/1/49	8,750,000	8,746,854
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/47	17,500,000	18,630,866
Omaha Public Power District, Revenue Bonds
Series A
5.25%, due 2/1/52	25,930,000	27,859,205
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/36	7,635,000	5,613,840
1.75%, due 12/15/37	6,755,000	4,798,802
		79,703,178
Nevada 1.4%
City of Reno, Capital Improvement, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 6/1/46	1,600,000	1,524,940
Clark County School District, Limited General Obligation
Series B, Insured: BAM
3.00%, due 6/15/36	5,500,000	5,000,907
County of Clark, Regional Transportation Commission of Southern Nevada Motor Fuel Tax, Revenue Bonds
Insured: AGM
4.00%, due 7/1/40	16,500,000	16,419,681
County of Clark, Limited General Obligation
4.00%, due 7/1/44	4,900,000	4,741,390

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Nevada (continued)
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
4.00%, due 7/1/49	$ 32,845,000	$ 30,870,681
Series B
5.00%, due 7/1/34	2,500,000	2,809,342
Series B
5.00%, due 7/1/43	25,635,000	26,638,949
Series A
5.00%, due 7/1/49	8,150,000	8,608,233
Series B
5.25%, due 7/1/49	8,000,000	8,576,763
Las Vegas Valley Water District, Limited General Obligation
5.00%, due 6/1/33	7,600,000	7,659,416
Las Vegas Valley Water District, Water Improvement, Limited General Obligation
Series A
5.00%, due 6/1/41	6,500,000	6,630,632
Series A
5.00%, due 6/1/46	5,155,000	5,249,315
		124,730,249
New Hampshire 0.5%
New Hampshire Business Finance Authority, St. Luke's Hospital Obligated Group, Revenue Bonds
Series B, Insured: AGM
3.00%, due 8/15/46	2,995,000	2,247,980
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
4.25%, due 7/20/41	6,500,000	6,327,558
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (e)	25,000,000	25,011,315
New Hampshire Housing Finance Authority, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	7,500,000	8,173,889
		41,760,742
	Principal Amount	Value

New Jersey 3.0%
Garden State Preservation Trust, Revenue Bonds
Series A, Insured: AGM
5.75%, due 11/1/28	$ 3,500,000	$ 3,700,785
New Jersey Building Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	1,805,000	1,864,644
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series D
1.10%, due 11/1/29	6,500,000	5,644,833
Series A
2.20%, due 10/1/39	12,000,000	10,407,442
Series B
3.75%, due 11/1/34	4,625,000	4,568,334
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.00%, due 1/1/28	1,000,000	1,000,465
5.50%, due 1/1/26	1,000,000	1,001,024
New Jersey Economic Development Authority, New Jersey Transit Corp., Revenue Bonds
Series A
5.00%, due 11/1/52	4,250,000	4,436,049
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Revenue Bonds
Series A
4.00%, due 7/1/36	6,500,000	6,512,914
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/39	9,000,000	9,277,000
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/43	4,000,000	4,067,055
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL-RE
(zero coupon), due 12/15/27	$ 7,960,000	$ 6,966,989
Series C, Insured: NATL-RE
(zero coupon), due 12/15/30	17,075,000	13,346,792
Series C, Insured: AGM
(zero coupon), due 12/15/34	25,900,000	17,453,210
Series A
(zero coupon), due 12/15/37	25,000,000	14,197,105
Series A
5.00%, due 12/15/26	3,500,000	3,630,931
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A
4.25%, due 12/15/38	3,355,000	3,369,633
Series BB
5.25%, due 6/15/50	10,000,000	10,707,825
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.00%, due 6/15/46	6,115,000	6,259,689
Series AA
5.25%, due 6/15/43	10,525,000	10,934,891
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds
Series C
5.754%, due 12/15/28	2,500,000	2,497,748
New Jersey Turnpike Authority, Revenue Bonds
Series A
5.00%, due 1/1/27 (c)	3,000,000	3,118,460
Series A
5.00%, due 1/1/34 (c)	4,500,000	5,146,082
Series B
5.25%, due 1/1/49	23,500,000	25,751,977
Series B
5.25%, due 1/1/52	35,000,000	37,839,637
State of New Jersey, Various Purpose, Unlimited General Obligation
2.00%, due 6/1/37	7,500,000	5,544,111
5.00%, due 6/1/38	3,685,000	3,951,707
5.00%, due 6/1/40	5,585,000	5,949,293
	Principal Amount	Value

New Jersey (continued)
State of New Jersey, Various Purpose, Unlimited General Obligation (continued)
5.00%, due 6/1/41	$ 10,000,000	$ 10,622,332
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/30	6,815,000	7,205,087
Series A
5.00%, due 6/1/33	6,500,000	6,862,509
Series A
5.00%, due 6/1/34	2,000,000	2,108,475
Series A
5.00%, due 6/1/36	4,950,000	5,189,397
Series A
5.25%, due 6/1/46	4,000,000	4,142,202
Township of Edison, Unlimited General Obligation
2.00%, due 3/15/36	4,545,000	3,488,187
		268,764,814
New Mexico 0.2%
Albuquerque Municipal School District No. 12, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/25 (c)	7,250,000	7,375,315
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds
Series A
4.00%, due 8/1/37	3,650,000	3,660,543
Series A
5.00%, due 8/1/44	6,835,000	7,084,350
		18,120,208
New York 14.4%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 11/1/53	12,500,000	13,456,682
City of New York, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/36	12,320,000	11,217,425
Series A-1
4.00%, due 8/1/37	2,000,000	2,023,048

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
City of New York, Unlimited General Obligation (continued)
Series E-1
4.00%, due 4/1/42	$ 17,770,000	$ 17,408,658
Series B
5.00%, due 12/1/33	4,750,000	4,926,323
Series A-1
5.00%, due 9/1/37	4,250,000	4,728,060
Series C
5.00%, due 8/1/42	2,160,000	2,308,772
Series F-1
5.00%, due 3/1/43	4,315,000	4,620,493
Series B-1
5.25%, due 10/1/33	6,260,000	6,652,678
Series D
5.25%, due 4/1/47	4,165,000	4,575,395
Series D
5.50%, due 4/1/46	13,185,000	14,872,961
Series D
5.50%, due 4/1/48	17,025,000	19,022,937
Series D
5.50%, due 4/1/49	20,250,000	22,571,209
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/37	2,175,000	2,262,558
Series A
5.00%, due 2/15/39	4,700,000	4,860,299
Long Island Power Authority, Electric System, Revenue Bonds
5.00%, due 9/1/37	2,000,000	2,132,581
Series A
5.00%, due 9/1/44	5,250,000	5,256,833
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	3,500,000	3,420,700
Series D-1
5.00%, due 11/15/26	2,285,000	2,337,264
Series C-1, Insured: BAM
5.00%, due 11/15/34	20,000,000	21,201,822
Series C-1
5.00%, due 11/15/35	4,250,000	4,332,084
Series A-1
5.00%, due 11/15/40	3,890,000	3,918,108
	Principal Amount	Value

New York (continued)
Metropolitan Transportation Authority, Revenue Bonds (continued)
Series E
5.00%, due 11/15/43	$ 675,000	$ 675,382
Series C-1
5.25%, due 11/15/29	2,230,000	2,285,597
Series B
5.25%, due 11/15/35	2,370,000	2,374,005
Series D-1
5.25%, due 11/15/44	5,355,000	5,400,307
Series A
5.50%, due 11/15/47	14,610,000	16,137,258
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/41	2,815,000	2,851,473
Series C, Insured: BAM
5.00%, due 11/15/42	7,700,000	8,074,754
Series D
5.00%, due 11/15/44	10,450,000	10,965,194
Metropolitan Transportation Authority, Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 11/15/45	6,725,000	7,259,920
New York City Housing Development Corp., Revenue Bonds
Series A-1
4.15%, due 11/1/38	15,130,000	14,728,401
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series BB-1
3.00%, due 6/15/44	33,510,000	26,895,324
Series DD-1
3.00%, due 6/15/50	4,515,000	3,350,908
Series FF-2
4.00%, due 6/15/41	6,000,000	5,988,585
Series AA-2
4.00%, due 6/15/43	4,360,000	4,321,158
Series BB-1
4.00%, due 6/15/45	7,250,000	7,065,342
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds (continued)
Series AA
5.00%, due 6/15/37	$ 7,250,000	$ 7,565,935
Series AA
5.00%, due 6/15/38	3,750,000	3,902,289
Series FF
5.00%, due 6/15/38	4,565,000	4,818,150
Series GG
5.00%, due 6/15/39	17,500,000	17,694,145
Series EE
5.00%, due 6/15/40	6,905,000	7,204,003
Series BB-1
5.00%, due 6/15/44	3,250,000	3,492,541
Series CC-1
5.00%, due 6/15/51	5,385,000	5,666,092
Series DD-2
5.25%, due 6/15/47	6,915,000	7,595,345
Series AA-1
5.25%, due 6/15/52	11,190,000	12,139,200
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1A, Insured: State Aid Withholding
3.00%, due 7/15/39	5,000,000	4,288,130
Series S-1B, Insured: State Aid Withholding
3.00%, due 7/15/49	10,000,000	7,506,058
Series S-1A, Insured: State Aid Withholding
4.00%, due 7/15/36	5,750,000	5,969,508
Series S-3, Insured: State Aid Withholding
5.25%, due 7/15/45	6,000,000	6,313,703
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 11/1/36	3,520,000	3,586,802
Series C-1
4.00%, due 11/1/42	8,540,000	8,341,013
Series E-1
4.00%, due 2/1/46	16,085,000	15,543,838
	Principal Amount	Value

New York (continued)
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds (continued)
Series A-1
5.00%, due 5/1/33	$ 8,475,000	$ 8,704,346
Series B-1
5.00%, due 11/1/33	11,265,000	11,270,342
Series B-1
5.00%, due 11/1/36	17,000,000	18,453,882
Series A-1
5.00%, due 8/1/40	4,400,000	4,587,213
Series C-3
5.00%, due 5/1/41	5,400,000	5,606,045
Series F-1
5.00%, due 2/1/42	5,000,000	5,424,024
Series A-1
5.25%, due 8/1/42	6,350,000	7,033,285
Series C
5.50%, due 5/1/42	10,000,000	11,445,989
Series C
5.50%, due 5/1/43	5,000,000	5,692,855
Series C
5.50%, due 5/1/44	22,000,000	24,972,479
Series D-1
5.50%, due 11/1/45	22,025,000	24,608,231
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	11,125,000	10,041,359
New York Liberty Development Corp., Revenue Bonds
Series A
2.50%, due 11/15/36	3,500,000	2,876,561
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	18,000,000	13,222,093
Insured: AGM-CR
3.00%, due 2/15/42	22,150,000	18,406,101
Insured: BAM
4.00%, due 2/15/43	3,250,000	3,211,806
Insured: AGM-CR
4.00%, due 2/15/43	9,500,000	9,376,085

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York Liberty Development Corp., 4 World Trade Center LLC, Revenue Bonds
Series A
2.875%, due 11/15/46	$ 14,060,000	$ 10,162,164
New York Power Authority, Revenue Bonds
Series A
4.00%, due 11/15/50	5,000,000	4,769,338
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
3.00%, due 3/15/39	8,500,000	7,371,012
Series A
3.00%, due 3/15/42	6,315,000	5,192,007
Series A
4.00%, due 3/15/36	6,750,000	6,971,536
Series A
4.00%, due 3/15/37	4,000,000	4,082,205
Series A
4.00%, due 3/15/37	3,200,000	3,261,728
Series A
4.00%, due 3/15/39	17,200,000	17,329,544
Series A
4.00%, due 3/15/40	16,840,000	16,855,698
Series A
4.00%, due 3/15/41	3,180,000	3,160,660
Series E
4.00%, due 3/15/45	2,550,000	2,475,405
Series E
5.00%, due 2/15/35	2,905,000	3,202,225
Series A
5.00%, due 3/15/39	5,000,000	5,301,028
Series A
5.00%, due 3/15/45	11,715,000	12,704,476
Series A
5.00%, due 3/15/46	4,750,000	5,065,115
Series A
5.25%, due 3/15/48	10,800,000	11,808,006
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	9,000,000	6,776,095
Series A
4.00%, due 7/1/50	15,000,000	14,217,685
	Principal Amount	Value

New York (continued)
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/36	$ 3,750,000	$ 4,137,365
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/38	5,000,000	5,172,938
Series A
5.00%, due 3/15/42	4,750,000	4,934,849
New York State Dormitory Authority, St John's University, Revenue Bonds
5.00%, due 7/1/40	7,835,000	8,625,935
New York State Dormitory Authority, Northwell Health, Revenue Bonds
Series B-3
5.00%, due 5/1/48 (a)	5,000,000	5,072,110
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.50%, due 7/1/54	23,910,000	26,874,622
New York State Dormitory Authority, New York University, Revenue Bonds
Series A, Insured: NATL-RE
5.75%, due 7/1/27	2,625,000	2,728,762
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Revenue Bonds
Series B
3.00%, due 6/15/38	8,100,000	7,172,525
New York State Thruway Authority, Revenue Bonds
Series B, Insured: AGM-CR
3.00%, due 1/1/46	9,715,000	7,466,854
New York State Thruway Authority, Revenue Bonds, Junior Lien
Series A
5.00%, due 1/1/46	5,440,000	5,481,973
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
4.00%, due 3/15/43	7,500,000	7,311,893
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
35

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	$ 4,650,000	$ 4,520,600
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/40	4,000,000	3,362,161
Series A
4.00%, due 3/15/37	14,250,000	14,738,464
Series A
4.00%, due 3/15/38	5,550,000	5,673,357
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/42	15,250,000	16,605,624
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
Series A, Insured: AGM
4.00%, due 7/1/35	10,730,000	10,607,764
Series A, Insured: AGM
4.00%, due 7/1/37	11,770,000	11,341,229
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/27	4,250,000	4,456,749
Insured: AGM-CR
5.00%, due 12/1/28	4,250,000	4,517,676
Insured: AGM-CR
5.00%, due 12/1/29	7,900,000	8,517,999
5.00%, due 12/1/30	9,390,000	10,053,621
Insured: AGM
5.50%, due 6/30/43	4,250,000	4,612,451
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
5.00%, due 12/1/43	10,210,000	10,807,029
5.00%, due 12/1/45	7,500,000	7,907,224
	Principal Amount	Value

New York (continued)
Oswego City School District, Unlimited General Obligation
Insured: State Aid Withholding
4.75%, due 7/19/24	$ 7,500,000	$ 7,506,470
Port Authority of New York & New Jersey, Revenue Bonds
Series 207
4.00%, due 3/15/30 (b)	16,000,000	16,159,258
4.00%, due 3/15/35 (b)	9,560,000	9,568,165
Series 183
4.00%, due 12/15/39	10,000,000	9,830,393
Series 223
4.00%, due 7/15/46 (b)	4,175,000	3,873,022
Series 185
5.00%, due 9/1/27 (b)	6,200,000	6,221,350
Series 242
5.00%, due 12/1/30 (b)	17,705,000	19,073,860
Series 185
5.00%, due 9/1/31 (b)	6,750,000	6,772,129
Series 242
5.00%, due 12/1/31 (b)	18,000,000	19,561,214
Series 185
5.00%, due 9/1/32 (b)	6,000,000	6,019,472
Series 218
5.00%, due 11/1/44 (b)	2,750,000	2,813,284
Series 231
5.50%, due 8/1/40 (b)	9,205,000	10,173,582
Series 231
5.50%, due 8/1/42 (b)	2,750,000	3,012,504
Series 231
5.50%, due 8/1/47 (b)	15,250,000	16,493,073
Series 231
5.50%, due 8/1/52 (b)	3,415,000	3,654,543
Series 234
5.50%, due 8/1/52 (b)	4,665,000	4,992,224
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
5.00%, due 6/1/30	1,880,000	1,926,852
Insured: AGM State Aid Withholding
5.00%, due 6/1/32	2,000,000	2,048,633
State of New York, Mortgage Agency, Revenue Bonds
Series 227
2.30%, due 10/1/40	6,250,000	4,523,458

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Suffolk County Water Authority, Revenue Bonds
Series B
3.00%, due 6/1/45	$ 3,875,000	$ 3,039,837
Suffolk County Water Authority, Waterworks, Revenue Bonds
Series A
3.75%, due 6/1/36	15,390,000	15,245,288
Town of Hempstead, Limited General Obligation
2.00%, due 6/15/36	6,070,000	4,713,810
2.125%, due 6/15/38	6,720,000	4,920,524
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C-3
3.00%, due 5/15/51	15,000,000	11,186,980
Series C-3, Insured: AGM-CR
3.00%, due 5/15/51	16,010,000	11,984,932
Series D-2
4.50%, due 5/15/47	10,000,000	10,259,828
Series C
5.25%, due 11/15/40	5,000,000	5,678,476
Series D-2
5.25%, due 5/15/47	22,750,000	24,816,762
Series D-2
5.50%, due 5/15/52	25,000,000	27,456,527
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series C
4.00%, due 11/15/41	10,250,000	10,251,119
Series A
4.00%, due 5/15/52	5,500,000	5,229,710
Series B
5.00%, due 3/15/27	15,000,000	15,719,229
Series B
5.00%, due 11/15/35	10,000,000	10,468,613
Series B
5.00%, due 11/15/37	2,850,000	2,973,856
Series C-2
5.00%, due 11/15/42	15,745,000	16,358,135
Series A
5.00%, due 11/15/43	4,000,000	4,163,692
Series A
5.00%, due 5/15/53	5,250,000	5,566,089
	Principal Amount	Value

New York (continued)
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds (continued)
Series A
5.25%, due 5/15/52	$ 3,750,000	$ 4,043,199
Series A
5.50%, due 5/15/63	4,340,000	4,752,862
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/33	5,890,000	6,110,825
Series A
5.00%, due 6/1/35	2,365,000	2,446,218
		1,308,057,644
North Carolina 0.6%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.00%, due 3/1/35	3,330,000	2,692,744
2.00%, due 3/1/37	3,465,000	2,650,240
2.00%, due 3/1/38	3,535,000	2,623,339
2.125%, due 3/1/39	3,605,000	2,651,120
2.125%, due 3/1/40	3,680,000	2,635,458
County of Brunswick, School, Unlimited General Obligation
2.85%, due 8/1/29	2,475,000	2,349,218
2.95%, due 8/1/30	2,500,000	2,378,790
County of Durham, Unlimited General Obligation
3.00%, due 10/1/29	3,750,000	3,657,897
County of Union, Unlimited General Obligation
Series C
2.50%, due 9/1/36	4,000,000	3,364,730
North Carolina Housing Finance Agency, Revenue Bonds
Series 39-B, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/48	3,635,000	3,597,011
Series 42, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/50	3,535,000	3,495,247
Series 49, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	8,330,000	8,800,365
Series 52-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	9,500,000	10,241,692
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
37

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
North Carolina (continued)
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
5.00%, due 1/1/27	$ 3,250,000	$ 3,372,773
		54,510,624
Ohio 0.9%
American Municipal Power, Inc., Prairie State Energy Campus Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 2/15/34	10,000,000	10,414,132
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	11,915,000	8,721,057
Series A-2, Class 1
5.00%, due 6/1/36	4,250,000	4,514,678
Clermont County Port Authority, West Clermont Local School District Project, Revenue Bonds
Insured: BAM
5.00%, due 12/1/32	2,200,000	2,240,897
Insured: BAM
5.00%, due 12/1/33	1,335,000	1,359,406
Cleveland-Cuyahoga County Port Authority, Annual Appropriation Bonds, Revenue Bonds
6.00%, due 11/15/25	865,000	866,654
County of Franklin, Ohio Hospital, Revenue Bonds
Series A
4.00%, due 5/15/47	3,815,000	3,635,030
5.00%, due 5/15/40	5,750,000	5,804,102
5.00%, due 5/15/45	10,000,000	10,060,038
Northeast Ohio Regional Sewer District, Revenue Bonds
3.25%, due 11/15/40	2,000,000	1,710,708
4.00%, due 11/15/43	4,175,000	4,150,267
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds
5.00%, due 1/1/30	210,000	218,347
5.00%, due 1/1/34	360,000	380,554
	Principal Amount	Value

Ohio (continued)
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds (continued)
5.25%, due 1/1/36	$ 495,000	$ 528,907
5.25%, due 1/1/52	2,500,000	2,480,872
Worthington City School District, Unlimited General Obligation
5.50%, due 12/1/54	25,055,000	27,641,548
		84,727,197
Oklahoma 0.7%
Edmond Public Works Authority, Revenue Bonds
5.00%, due 7/1/42	9,405,000	9,680,328
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	2,450,000	2,511,705
Oklahoma Housing Finance Agency, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 9/1/49	3,110,000	3,074,057
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	44,455,000	48,614,485
Weatherford Industrial Trust, Custer County Independent School District No. 26 Weatherford, Revenue Bonds
5.00%, due 3/1/33	2,000,000	2,135,579
		66,016,154
Oregon 0.6%
City of Portland, Limited General Obligation
Series A
2.00%, due 10/1/38	2,535,000	1,823,661
Series A
2.00%, due 10/1/39	2,015,000	1,421,809
Multnomah County School District No. 1, Portland Bidding Group 1, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/25	17,500,000	17,798,818

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Oregon (continued)
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.50%, due 6/15/53	$ 7,750,000	$ 8,560,522
Port of Portland, Airport, Revenue Bonds (b)
Series A-27
5.00%, due 7/1/37	5,550,000	5,860,704
Series 29-A
5.00%, due 7/1/45	3,300,000	3,388,239
Series 29
5.50%, due 7/1/48	5,750,000	6,222,204
Seaside School District No. 10, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/44	6,000,000	2,318,399
Washington Clackamas & Yamhill Counties School District No. 88J, Sherwood, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/30	4,000,000	4,199,915
		51,594,271
Pennsylvania 2.9%
Allegheny County Airport Authority, Revenue Bonds (b)
Series A
4.00%, due 1/1/38	4,665,000	4,576,637
Series A
4.00%, due 1/1/39	6,540,000	6,398,766
Bethel Park School District, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/46	2,500,000	2,679,919
Insured: State Aid Withholding
5.50%, due 8/1/48	2,500,000	2,766,856
City of Philadelphia, Water & Wastewater, Revenue Bonds
Series C
5.50%, due 6/1/47	12,500,000	13,767,922
Series B, Insured: AGM
5.50%, due 9/1/53	8,865,000	9,833,818
	Principal Amount	Value

Pennsylvania (continued)
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	$ 4,050,000	$ 4,000,948
Commonwealth Financing Authority, Revenue Bonds
Series C, Insured: AGM
5.197%, due 6/1/26	6,140,000	6,090,012
Commonwealth of Pennsylvania, Unlimited General Obligation
Series 2, Insured: AGM
3.00%, due 9/15/33	13,000,000	12,456,931
Series 1
3.50%, due 3/1/31	15,000,000	15,007,179
County of Lehigh, Lehigh Valley Health Network, Revenue Bonds
Series A
5.00%, due 7/1/44	3,500,000	3,595,845
Lancaster County Hospital Authority, University of Pennsylvania Health System Obligated Group (The), Revenue Bonds
Series A
5.00%, due 8/15/42	5,000,000	5,084,971
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A-2
4.00%, due 5/15/48	6,090,000	5,652,337
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
Series A
4.17%, due 6/1/41 (b)	13,500,000	13,495,027
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds
Insured: AGM
5.75%, due 12/31/62 (b)	25,000,000	27,616,365
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien
Series 1A
4.125%, due 6/1/45 (b)	5,500,000	5,294,232
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
39

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
Series A
4.00%, due 8/15/36	$ 3,875,000	$ 3,901,776
Series A
4.00%, due 8/15/42	4,000,000	3,883,689
4.00%, due 8/15/49	19,540,000	18,552,173
Series A
5.00%, due 8/15/42	5,370,000	5,461,889
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 121
2.80%, due 10/1/31	6,000,000	5,473,547
Series A-141
5.75%, due 10/1/53	6,335,000	6,665,828
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.00%, due 12/1/30	6,355,000	6,399,854
Series B
5.25%, due 12/1/39	4,000,000	4,026,404
Series B
5.25%, due 12/1/44	4,085,000	4,501,095
Pennsylvania Turnpike Commission, Revenue Bonds, Second Series
5.00%, due 12/1/41	3,500,000	3,655,981
Philadelphia Authority for Industrial Development, St. Joseph's University Project, Revenue Bonds
5.25%, due 11/1/52	3,250,000	3,378,069
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series B, Insured: AGM
4.00%, due 9/1/34	2,400,000	2,453,839
School District of Philadelphia (The), Revenue Notes
Series A
5.00%, due 6/28/24	30,000,000	30,034,746
State Public School Building Authority, Philadelphia Community College, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	4,505,000	4,553,007
	Principal Amount	Value

Pennsylvania (continued)
State Public School Building Authority, School District of Philadelphia (The), Revenue Bonds
Series A, Insured: AGM State Aid Withholding
5.00%, due 6/1/31	$ 20,000,000	$ 20,563,080
		261,822,742
Puerto Rico 0.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGC-ICC
6.125%, due 7/1/24	150,000	150,561
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	2,345,000	2,292,053
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	1,140,000	1,105,325
Series PP, Insured: NATL-RE
5.00%, due 7/1/24	2,415,000	2,415,272
Series UU, Insured: AGM
5.00%, due 7/1/24	3,915,000	3,915,090
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	500,000	499,388
Series SS, Insured: AGM
5.00%, due 7/1/30	550,000	546,854
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	1,575,000	1,559,846
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	1,470,000	1,448,377
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	1,225,000	1,211,825
Series VV, Insured: NATL-RE
5.25%, due 7/1/34	550,000	541,459
Puerto Rico Housing Finance Authority, Puerto Rico Housing Administration, Revenue Bonds
5.00%, due 12/1/24	6,500,000	6,535,452
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	195,000	196,295
Series A, Insured: AGM
5.00%, due 8/1/30	1,440,000	1,449,565

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Insured: BHAC-CR
(zero coupon), due 8/1/54	$ 98,098	$ 19,008
		23,886,370
Rhode Island 0.0% ‡
Providence Public Building Authority, Various Capital Projects, Revenue Bonds
Series A, Insured: AGM
5.875%, due 6/15/26	990,000	991,536
South Carolina 1.3%
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
5.458%, due 2/1/54	15,000,000	15,419,532
South Carolina Jobs-Economic Development Authority, AnMed Health, Revenue Bonds
4.25%, due 2/1/48	12,580,000	12,355,000
5.25%, due 2/1/53	8,180,000	8,693,482
South Carolina Ports Authority, Revenue Bonds
5.00%, due 7/1/31 (b)	3,260,000	3,416,134
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: AGM-CR
4.00%, due 12/1/29	4,167,000	4,293,769
Series B, Insured: BAM
4.00%, due 12/1/55	3,000	2,659
Series A, Insured: AGM-CR
5.00%, due 12/1/31	2,250,000	2,463,662
Series A, Insured: AGM-CR
5.00%, due 12/1/32	8,500,000	8,730,132
Series A, Insured: AGM-CR
5.00%, due 12/1/36	12,750,000	13,946,142
Series E, Insured: AGM
5.00%, due 12/1/52	14,550,000	14,966,015
Series E, Insured: AGM
5.50%, due 12/1/42	9,125,000	10,039,612
	Principal Amount	Value

South Carolina (continued)
South Carolina Transportation Infrastructure Bank, Revenue Bonds
Series A
5.00%, due 10/1/36	$ 12,950,000	$ 13,580,221
Series A
5.00%, due 10/1/40	9,000,000	9,328,077
		117,234,437
South Dakota 0.1%
South Dakota Housing Development Authority, Revenue Bonds
Series B
3.00%, due 11/1/52	7,390,000	7,102,211
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/54	5,000,000	5,274,555
		12,376,766
Tennessee 1.1%
County of Knox, Unlimited General Obligation
Series B
3.00%, due 6/1/34	3,665,000	3,453,210
County of Rutherford, Unlimited General Obligation
1.625%, due 4/1/34	5,375,000	4,164,081
1.875%, due 4/1/39	4,120,000	2,846,032
Metropolitan Government of Nashville & Davidson County, Electric, Revenue Bonds
Series A
5.25%, due 5/15/49	5,000,000	5,494,178
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series A
4.00%, due 7/1/49	3,500,000	3,261,832
Series B
5.00%, due 7/1/44 (b)	10,225,000	10,523,278
Series B
5.50%, due 7/1/40 (b)	2,000,000	2,205,729
Series B
5.50%, due 7/1/41 (b)	3,000,000	3,295,643
Series B
5.50%, due 7/1/52 (b)	7,000,000	7,477,079
State of Tennessee, Unlimited General Obligation
Series A
5.00%, due 5/1/36	19,000,000	21,951,010
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
41

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Tennessee (continued)
State of Tennessee, Unlimited General Obligation (continued)
Series A
5.00%, due 5/1/40	$ 14,500,000	$ 16,238,546
Series A
5.00%, due 5/1/42	10,000,000	11,106,864
Series A
5.00%, due 5/1/43	3,500,000	3,870,332
Tennessee Energy Acquisition Corp., Revenue Bonds
4.00%, due 11/1/49 (a)	5,250,000	5,249,844
Tennessee Housing Development Agency, Revenue Bonds
Series 2
2.50%, due 1/1/31	2,020,000	1,797,962
		102,935,620
Texas 11.3%
Aldine Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
5.00%, due 2/15/28	8,585,000	8,984,008
Bastrop Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,785,000	7,250,418
Bexar County Hospital District, Certificates of Obligation, Limited General Obligation
4.00%, due 2/15/37	3,450,000	3,459,187
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
Series F
5.00%, due 1/1/25	5,130,000	5,137,394
Central Texas Turnpike System, Revenue Bonds
Series B
(zero coupon), due 8/15/37	8,000,000	4,221,203
Series C
5.00%, due 8/15/28	2,070,000	2,075,019
City of Austin, Water & Wastewater System, Revenue Bonds
Series A
3.35%, due 5/15/29	4,250,000	4,126,850
	Principal Amount	Value

Texas (continued)
City of Austin, Airport System, Revenue Bonds (b)
5.00%, due 11/15/31	$ 5,000,000	$ 5,018,850
5.00%, due 11/15/39	7,000,000	7,005,779
City of Celina, Limited General Obligation
1.75%, due 9/1/36	3,395,000	2,480,285
1.875%, due 9/1/37	3,455,000	2,473,246
1.875%, due 9/1/39	3,585,000	2,411,051
City of Dallas, Hotel Occupancy Tax, Revenue Bonds
4.00%, due 8/15/36	1,150,000	1,115,581
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	7,000,000	7,196,755
Series B
5.00%, due 2/15/26	19,000,000	19,534,050
City of El Paso, Limited General Obligation
Insured: BAM
4.00%, due 8/15/42	16,040,000	15,474,449
City of El Paso, Water & Sewer, Revenue Bonds
5.00%, due 3/1/52	15,000,000	15,742,359
5.25%, due 3/1/49	14,500,000	15,694,182
City of Fort Worth, General purpose, Limited General Obligation
2.00%, due 3/1/38	5,000,000	3,583,227
2.00%, due 3/1/41	5,470,000	3,541,491
City of Fort Worth, Limited General Obligation
5.00%, due 3/1/25	2,700,000	2,731,231
City of Frisco, Limited General Obligation
2.00%, due 2/15/38	4,740,000	3,396,762
City of Georgetown, Utility System, Revenue Bonds
Insured: AGM
5.25%, due 8/15/52	4,700,000	4,961,896
City of Houston, Public Improvement, Limited General Obligation
Series A
5.00%, due 3/1/28	3,445,000	3,596,425
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/31	2,200,000	2,207,212
5.00%, due 9/1/34	1,550,000	1,554,468

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series A
5.00%, due 11/15/36	$ 9,500,000	$ 9,679,283
Series B
5.00%, due 11/15/36	18,280,000	18,844,320
City of Houston, Airport System, Revenue Bonds, Sub. Lien (b)
Series A, Insured: AGM
5.25%, due 7/1/43	4,000,000	4,315,866
Series A, Insured: AGM
5.25%, due 7/1/48	6,980,000	7,417,387
City of Lubbock, Electric Light & Power System, Revenue Bonds
Insured: AGM-CR
4.00%, due 4/15/46	8,150,000	7,853,629
Insured: AGM-CR
4.00%, due 4/15/51	6,290,000	5,921,847
City of San Antonio, Electric & Gas Systems, Revenue Bonds
4.00%, due 2/1/38	10,000,000	9,916,024
4.00%, due 2/1/47	7,735,000	7,140,039
Series A
5.50%, due 2/1/50	35,000,000	38,648,375
Cleburne Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/35	6,000,000	6,112,228
Collin County Community College District, Limited General Obligation
3.50%, due 8/15/37	4,250,000	3,931,891
Comal Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/1/39	7,670,000	6,661,724
Insured: PSF-GTD
3.00%, due 2/1/40	12,500,000	10,616,750
Conroe Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.50%, due 2/15/37	4,000,000	3,267,013
	Principal Amount	Value

Texas (continued)
County of Collin, Limited General Obligation
2.25%, due 2/15/41	$ 4,740,000	$ 3,255,764
County of Harris, Unlimited General Obligation
Series A
5.00%, due 10/1/31	4,000,000	4,078,448
Cypress-Fairbanks Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
3.30%, due 2/15/30	3,500,000	3,371,670
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/34	18,000,000	18,499,689
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
1.80%, due 8/15/37	6,000,000	4,327,666
Insured: PSF-GTD
3.00%, due 8/15/28	3,000,000	2,893,290
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Revenue Bonds
Series A
3.00%, due 10/1/51	3,400,000	2,509,654
Humble Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
4.00%, due 2/15/30	17,595,000	17,635,095
Irving Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/40	4,500,000	4,944,060
Lamar Consolidated Independent School District, Unlimited General Obligation
Insured: AGM
5.50%, due 2/15/58	65,000,000	71,188,435
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
(zero coupon), due 8/16/44	8,300,000	3,150,176
Series A, Insured: PSF-GTD
5.00%, due 8/15/39	5,080,000	5,135,334
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
43

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Lewisville Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/26	$ 15,000,000	$ 15,581,720
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.00%, due 11/1/40 (b)	7,210,000	6,998,446
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
5.00%, due 5/15/27	3,455,000	3,458,084
5.00%, due 5/15/28	3,745,000	3,748,343
Series A
5.25%, due 5/15/48	3,000,000	3,232,014
Insured: AGM
5.50%, due 5/15/48	7,500,000	8,216,977
Insured: AGM
5.50%, due 5/15/53	26,875,000	29,326,008
Lower Colorado River Authority, Revenue Bonds
Series D
5.00%, due 5/15/30	5,000,000	5,056,538
Lubbock-Cooper Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/46	5,000,000	5,367,144
Marshall Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/48	3,620,000	3,462,705
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	13,500,000	12,158,782
New Caney Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,000,000	6,427,333
	Principal Amount	Value

Texas (continued)
North Texas Municipal Water District, Sabine Creek Regional Wastewater System, Revenue Bonds
Insured: AGM
4.375%, due 6/1/52	$ 7,200,000	$ 7,189,096
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
4.00%, due 1/1/43	6,250,000	6,127,034
Series A
4.125%, due 1/1/39	2,250,000	2,287,752
Series A
4.125%, due 1/1/40	4,750,000	4,794,100
Series A
5.25%, due 1/1/38	6,700,000	7,510,738
North Texas Tollway Authority, Revenue Bonds
Series A
5.00%, due 1/1/33	4,500,000	4,532,295
Series A
5.00%, due 1/1/35	2,450,000	2,466,034
Series A, Insured: BAM
5.00%, due 1/1/38	8,175,000	8,220,666
North Texas Tollway Authority, Revenue Bonds, Second Tier
Series B
5.00%, due 1/1/39	4,500,000	4,607,533
Northside Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.35%, due 8/15/36	3,250,000	3,049,248
Insured: PSF-GTD
3.45%, due 8/15/37	6,430,000	6,045,634
Pearland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 2/15/32	845,000	869,885
Insured: PSF-GTD
5.25%, due 2/15/32	4,155,000	4,280,904
Port Authority of Houston of Harris County Texas, Revenue Bonds, First Lien
5.00%, due 10/1/53	10,000,000	10,574,616

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Royse City Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/53	$ 10,000,000	$ 10,598,398
San Antonio Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/52	8,715,000	9,186,658
San Antonio Water System, Revenue Bonds, Junior Lien
Series B
5.25%, due 5/15/52	40,000,000	43,027,068
San Marcos Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 8/15/47	9,000,000	9,854,802
Spring Independent School District, Unlimited General Obligation
5.00%, due 8/15/47	5,000,000	5,386,840
State of Texas, Water Financial Assistance, Unlimited General Obligation
Series A
3.00%, due 8/1/27	2,075,000	2,013,486
Series B
5.00%, due 8/1/39	10,490,000	10,592,261
State of Texas, College Student Loan, Unlimited General Obligation (b)
Series B
4.00%, due 8/1/26	10,000,000	9,914,855
Series B
4.00%, due 8/1/27	6,000,000	5,961,364
4.00%, due 8/1/28	6,800,000	6,759,907
Series B
4.00%, due 8/1/28	3,105,000	3,086,693
4.00%, due 8/1/29	6,940,000	6,900,478
4.00%, due 8/1/30	11,285,000	11,273,420
4.00%, due 8/1/32	11,000,000	10,936,369
5.00%, due 8/1/27	7,750,000	7,836,841
5.50%, due 8/1/32	3,500,000	3,612,759
	Principal Amount	Value

Texas (continued)
State of Texas, Transportation Commission, Highway Improvement, Unlimited General Obligation
5.00%, due 4/1/33	$ 5,500,000	$ 5,676,084
Series A
5.00%, due 4/1/37	4,525,000	4,646,978
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/36	33,665,000	34,167,063
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/41	10,500,000	10,683,755
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
Series B
5.00%, due 11/15/46	2,885,000	2,707,668
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/53 (a)	8,000,000	8,796,889
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
3.50%, due 3/1/51	2,900,000	2,829,824
Series A, Insured: GNMA / FNMA
3.95%, due 1/1/50	3,270,000	2,964,571
Series A, Insured: GNMA
5.00%, due 1/1/49	4,000,000	4,024,333
Series A, Insured: GNMA
5.125%, due 1/1/54	3,250,000	3,325,434
Series B, Insured: GNMA
6.00%, due 3/1/53	11,525,000	12,430,433
Texas Department of Housing & Community Affairs, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA
4.75%, due 1/1/49	15,000	15,026
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
45

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
4.38%, due 9/15/27	$ 35,000,000	$ 34,925,027
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/25	1,525,000	1,540,630
5.00%, due 12/15/26	4,925,000	5,015,688
5.00%, due 12/15/27	5,180,000	5,325,365
5.00%, due 12/15/28	3,000,000	3,091,238
5.00%, due 12/15/32	10,075,000	10,610,732
Texas Municipal Gas Acquisition and Supply Corp. I, Revenue Bonds, Senior Lien
Series D
6.25%, due 12/15/26	2,390,000	2,465,505
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/30/35	2,300,000	2,339,257
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/33	2,740,000	2,945,536
5.00%, due 6/30/34	2,500,000	2,683,496
5.00%, due 12/31/34	3,125,000	3,348,076
5.125%, due 6/30/35	2,500,000	2,688,365
5.125%, due 12/31/35	2,500,000	2,683,332
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
5.50%, due 12/31/58 (b)	14,900,000	15,992,946
Texas State Technical College, Revenue Bonds
Series A, Insured: AGM
5.50%, due 8/1/42	3,750,000	4,208,880
Texas Transportation Commission, State Highway, Revenue Bonds, First Tier
5.00%, due 10/1/25	9,000,000	9,197,677
	Principal Amount	Value

Texas (continued)
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
4.65%, due 10/15/40	$ 3,505,000	$ 3,728,777
Series A
4.75%, due 10/15/43	16,000,000	16,946,818
5.00%, due 10/15/47	4,385,000	4,680,361
Series A
5.25%, due 10/15/51	22,000,000	23,835,643
Upper Brushy Creek Water Control and Improvement District, Unlimited General Obligation
3.00%, due 8/15/47	2,885,000	2,150,176
Waxahachie Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	3,035,000	3,251,159
		1,024,743,605
U.S. Virgin Islands 0.9%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/28	5,000,000	5,228,200
Series A
5.00%, due 10/1/30	11,805,000	12,550,853
Series A
5.00%, due 10/1/32	11,805,000	12,685,552
Series A
5.00%, due 10/1/39	35,670,000	37,235,613
Virgin Islands Public Finance Authority, Revenue Bonds
5.00%, due 9/1/30 (e)	4,700,000	4,731,091
Series C, Insured: AGM-CR
5.00%, due 10/1/39	7,575,000	7,589,846
		80,021,155
Utah 2.5%
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
4.00%, due 7/1/41	5,750,000	5,502,526
Series A
5.00%, due 7/1/30	3,250,000	3,490,405
Series A
5.00%, due 7/1/31	6,155,000	6,676,095

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
City of Salt Lake City, Airport, Revenue Bonds (b) (continued)
Series A
5.00%, due 7/1/32	$ 3,750,000	$ 4,070,892
Series A
5.00%, due 7/1/33	3,000,000	3,098,071
Series A
5.00%, due 7/1/34	3,705,000	3,825,113
Series A
5.00%, due 7/1/35	4,500,000	4,868,542
Series A
5.00%, due 7/1/36	4,250,000	4,569,887
Series A
5.00%, due 7/1/43	7,250,000	7,396,281
Series A
5.00%, due 7/1/47	30,040,000	30,261,686
Series A
5.50%, due 7/1/53	8,500,000	9,104,015
County of Salt Lake, Option Sales & Use Tax, Revenue Bonds
Series B
2.70%, due 2/1/28	2,625,000	2,536,153
Series B
2.85%, due 2/1/29	2,675,000	2,577,616
Davis School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.35%, due 6/1/35	4,525,000	4,347,520
Insured: School Bond Guaranty
3.375%, due 6/1/36	4,675,000	4,452,032
Intermountain Power Agency, Revenue Bonds
Series A
4.00%, due 7/1/36	7,500,000	7,856,032
Series A
5.00%, due 7/1/33	5,950,000	6,723,317
Series A
5.00%, due 7/1/42	4,045,000	4,405,334
Series A
5.00%, due 7/1/45	12,500,000	13,396,585
Series A
5.25%, due 7/1/43	7,435,000	8,223,381
Series A
5.25%, due 7/1/44	8,155,000	9,006,935
Series A
5.25%, due 7/1/45	17,910,000	19,724,851
	Principal Amount	Value

Utah (continued)
Jordan School District, School Building, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/36	$ 1,225,000	$ 969,115
University of Utah (The), Revenue Bonds
Series B
5.25%, due 8/1/53	7,830,000	8,597,360
Utah Board of Higher Education, Revenue Bonds
Series A, Insured: NATL-RE
5.50%, due 4/1/29	8,000,000	8,553,295
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	1,750,000	1,597,109
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series H-G2, Insured: GNMA
4.50%, due 10/21/48	512,113	501,401
Series J-G2, Insured: GNMA
4.50%, due 12/21/48	448,980	438,823
Series A, Insured: GNMA
4.50%, due 1/21/49	1,107,705	1,084,498
Series B-G2, Insured: GNMA
4.50%, due 2/21/49	1,133,457	1,101,987
Series G-2, Insured: GNMA
5.00%, due 7/21/52	13,789,076	13,658,891
Series H-G2, Insured: GNMA
5.00%, due 8/21/52	20,310,727	20,130,092
Series C-G2, Insured: GNMA
5.50%, due 4/21/53	4,811,721	4,794,859
		227,540,699
Virginia 0.8%
Arlington County Industrial Development Authority, Virginia Hospital Center Arlington Health System Obligated Group, Revenue Bonds
3.75%, due 7/1/50	4,500,000	4,064,163
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
4.00%, due 7/1/45	4,750,000	4,487,214
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
47

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Virginia (continued)
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds (continued)
Series A
5.00%, due 7/1/53 (a)	$ 10,000,000	$ 10,774,039
City of Alexandria, Unlimited General Obligation
Series A, Insured: State Aid Withholding
2.00%, due 12/15/39	1,550,000	1,092,552
Series D, Insured: State Aid Withholding
5.00%, due 7/1/26	2,235,000	2,316,209
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.875%, due 7/15/37	3,200,000	2,317,891
County of Fairfax, Unlimited General Obligation
Series B, Insured: State Aid Withholding
3.00%, due 10/1/26	7,750,000	7,599,817
County of Loudoun, Public Improvement, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.00%, due 12/1/32	6,000,000	6,024,206
Roanoke Economic Development Authority, Carilion Clinic Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/45	7,500,000	5,946,001
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	6,000,000	5,916,557
Series D, Insured: State Intercept
3.15%, due 2/1/28	5,600,000	5,473,810
Virginia Commonwealth Transportation Board, Revenue Bonds
5.00%, due 3/15/25	4,040,000	4,092,510
	Principal Amount	Value

Virginia (continued)
Virginia Public Building Authority, Revenue Bonds
Series A
3.30%, due 8/1/28	$ 6,260,000	$ 6,139,580
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
3.00%, due 8/1/26	6,750,000	6,677,985
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (b)	2,250,000	2,280,834
		75,203,368
Washington 2.2%
City of Seattle, Water System, Revenue Bonds
5.00%, due 8/1/26	5,000,000	5,183,356
City of Spokane, Water & Wastewater, Revenue Bonds
4.00%, due 12/1/30	11,190,000	11,100,314
County of King, Limited General Obligation
Series A
2.00%, due 1/1/34	4,190,000	3,431,599
County of King, Sewer, Revenue Bonds
Series A
4.00%, due 7/1/41	4,000,000	3,875,325
Douglas County Public Utility District No. 1, Wells Hydroelectric Project, Revenue Bonds
Series B
5.00%, due 9/1/47	10,030,000	10,608,538
Energy Northwest, Bonneville Power Administration, Revenue Bonds
Series A
5.00%, due 7/1/35	4,250,000	4,707,384
Series A
5.00%, due 7/1/36	6,100,000	6,897,361
North Thurston Public Schools, Unlimited General Obligation
Insured: School Bond Guaranty
3.50%, due 12/1/29	4,360,000	4,281,888
Port of Seattle, Revenue Bonds (b)
5.00%, due 4/1/27	6,835,000	7,072,738
5.00%, due 7/1/28	8,500,000	8,504,859

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
48	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Washington (continued)
Port of Seattle, Revenue Bonds (b) (continued)
5.00%, due 7/1/29	$ 6,585,000	$ 6,590,219
Series C
5.00%, due 4/1/30	2,000,000	2,004,383
Series A
5.00%, due 5/1/30	4,000,000	4,117,163
Series C
5.00%, due 8/1/30	5,000,000	5,351,307
Series C
5.00%, due 4/1/32	3,000,000	3,005,470
Series C
5.00%, due 4/1/34	4,400,000	4,405,866
Port of Seattle, Intermediate Lien, Revenue Bonds
Series C
5.00%, due 8/1/38 (b)	8,965,000	9,432,834
Southwest Suburban Sewer District, Revenue Bonds
Series A
3.00%, due 5/1/29	2,050,000	1,978,826
State of Washington, Unlimited General Obligation
Series R-2020A
5.00%, due 1/1/25	6,710,000	6,773,544
State of Washington, Various Purpose, Unlimited General Obligation
Series R-2023A
5.00%, due 8/1/25	22,500,000	22,933,411
Series C
5.00%, due 2/1/29	5,900,000	6,416,039
Series R-2015D
5.00%, due 7/1/32	5,000,000	5,042,919
Series A
5.00%, due 8/1/35	4,000,000	4,551,296
Series A
5.00%, due 8/1/38	10,565,000	11,904,946
Series C
5.00%, due 2/1/41	4,250,000	4,591,823
Series A
5.00%, due 8/1/41	11,700,000	12,979,668
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series R-2022B
5.00%, due 2/1/29	4,750,000	5,165,455
	Principal Amount	Value

Washington (continued)
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation (continued)
Series B
5.00%, due 6/1/37	$ 5,540,000	$ 6,289,062
Washington State Housing Finance Commission, Revenue Bonds
Series 2N, Insured: GNMA / FNMA / FHLMC
3.75%, due 12/1/49	3,035,000	2,985,421
Series 1N, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/44 (c)	5,000,000	5,284,817
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds
Series 1N
4.00%, due 6/1/49	155,000	153,335
		197,621,166
West Virginia 0.3%
West Virginia Hospital Finance Authority, United Health System, Revenue Bonds
Series A
5.00%, due 6/1/52	13,280,000	13,438,519
West Virginia Hospital Finance Authority, Vandalia Health, Inc., Revenue Bonds
Series B, Insured: AGM
5.50%, due 9/1/48	8,600,000	9,371,644
West Virginia Hospital Finance Authority, Vandalia Health, Inc. Obligated Group, Revenue Bonds
Series B
6.00%, due 9/1/48	5,200,000	5,847,462
		28,657,625
Wisconsin 0.6%
County of Milwaukee, Unlimited General Obligation
Series A
3.00%, due 12/1/25	2,365,000	2,333,599
Howard-Suamico School District, Unlimited General Obligation
2.00%, due 3/1/36	4,825,000	3,770,958
2.00%, due 3/1/39	5,200,000	3,645,416
2.00%, due 3/1/40	3,245,000	2,218,381
2.00%, due 3/1/41	4,540,000	3,035,763
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
49

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
River Falls School District, Unlimited General Obligation
Series A
3.35%, due 4/1/34	$ 2,765,000	$ 2,648,415
Series A
3.40%, due 4/1/35	2,595,000	2,485,034
Series A
3.45%, due 4/1/36	3,130,000	2,975,766
Sun Prairie Area School District, Unlimited General Obligation
2.00%, due 3/1/41	9,755,000	6,422,429
Waunakee Community School District, Unlimited General Obligation
3.25%, due 4/1/28	13,000,000	12,638,062
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin, Revenue Bonds
4.00%, due 8/15/42	6,350,000	6,087,174
4.00%, due 8/15/47	6,250,000	5,883,734
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Revenue Bonds
4.00%, due 8/15/48	4,015,000	3,681,293
		57,826,024
Wyoming 0.1%
Wyoming Community Development Authority, Revenue Bonds
Series 1
5.75%, due 6/1/53	5,000,000	5,246,547
Total Long-Term Municipal Bonds (Cost $8,571,882,994)		8,713,626,025
Short-Term Municipal Notes 1.8%
Alabama 0.1%
Walker County Economic & Industrial Development Authority, Alabama Power Co., Revenue Bonds, First Series
Series 1
4.10%, due 8/1/63 (b)(f)	10,000,000	10,000,000
	Principal Amount	Value

California 0.0% ‡
Tender Option Bond Trust Receipts, Revenue Bonds
4.05%, due 4/1/43 (e)(f)	$ 220,000	$ 220,000
Georgia 1.0%
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds
Series 1
4.15%, due 11/1/62 (b)(f)	24,000,000	24,000,000
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds (f)
Series 1
4.15%, due 11/1/48	28,935,000	28,935,000
Series 1
4.25%, due 11/1/52	41,775,000	41,775,000
		94,710,000
New York 0.3%
Long Island Power Authority, Electric System, Revenue Bonds
Series D
3.78%, due 5/1/33 (f)	15,500,000	15,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund
4.22%, due 5/1/47 (e)(f)	4,900,000	4,900,000
Tender Option Bond Trust Receipts, Revenue Bonds
3.85%, due 11/15/47 (e)(f)	3,880,000	3,880,000
		24,280,000
Pennsylvania 0.2%
Delaware Valley Regional Finance Authority, Revenue Bonds
Series E
4.526%, due 9/1/48 (f)	16,250,000	16,250,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
50	MainStay MacKay Tax Free Bond Fund

	Principal Amount	Value
Short-Term Municipal Notes (continued)
Wisconsin 0.2%
Nuveen AMT-Free Quality Municipal Income Fund
Series D
4.22%, due 3/1/29 (f)	$ 18,150,000	$ 18,150,000
Total Short-Term Municipal Notes (Cost $163,368,830)		163,610,000
Total Municipal Bonds (Cost $8,735,251,824)		8,877,236,025

Long-Term Bonds 0.1%
Corporate Bond 0.1%
Electric 0.1%
Virginia Power Fuel Securitization LLC
Series A-1
5.088%, due 5/1/27	5,000,000	4,960,207
Total Long-Term Bonds (Cost $4,999,945)		4,960,207

	Shares	Value
Short-Term Investment 1.2%
Unaffiliated Investment Company 1.2%
BlackRock Liquidity Funds MuniCash, 3.427% (g)	111,588,900	111,599,958
Total Short-Term Investment (Cost $111,599,958)		111,599,958
Total Investments (Cost $8,851,851,727)	99.1%	8,993,796,190
Other Assets, Less Liabilities	0.9	82,494,283
Net Assets	100.0%	$ 9,076,290,473

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2024.
(b)	Interest on these securities was subject to alternative minimum tax .
(c)	Delayed delivery security.
(d)	Step coupon—Rate shown was the rate in effect as of April 30, 2024.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of April 30, 2024.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
ICC—Insured Custody Certificates
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
51

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,713,626,025	$ —	$ 8,713,626,025
Short-Term Municipal Notes	—	163,610,000	—	163,610,000
Total Municipal Bonds	—	8,877,236,025	—	8,877,236,025
Long-Term Bonds
Corporate Bond	—	4,960,207	—	4,960,207
Short-Term Investment
Unaffiliated Investment Company	111,599,958	—	—	111,599,958
Total Investments in Securities	$ 111,599,958	$ 8,882,196,232	$ —	$ 8,993,796,190

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
52	MainStay MacKay Tax Free Bond Fund

Statement of Assets and Liabilities as of April 30, 2024 (Unaudited)
Assets
Investment in securities, at value (identified cost $8,851,851,727)	$8,993,796,190
Receivables:
Interest	112,707,563
Investment securities sold	45,358,308
Fund shares sold	19,952,197
Other assets	368,385
Total assets	9,172,182,643
Liabilities
Payables:
Investment securities purchased	65,705,954
Fund shares redeemed	16,776,452
Manager (See Note 3)	3,039,467
Transfer agent (See Note 3)	799,671
NYLIFE Distributors (See Note 3)	302,751
Professional fees	136,744
Custodian	92,277
Distributions payable	9,038,854
Total liabilities	95,892,170
Net assets	$9,076,290,473
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$ 9,778,955
Additional paid-in-capital	9,940,482,901
9,950,261,856
Total distributable earnings (loss)	(873,971,383)
Net assets	$9,076,290,473
Class A
Net assets applicable to outstanding shares	$1,242,838,683
Shares of beneficial interest outstanding	133,942,081
Net asset value per share outstanding	$ 9.28
Maximum sales charge (3.00% of offering price)	0.29
Maximum offering price per share outstanding	$ 9.57
Investor Class
Net assets applicable to outstanding shares	$ 6,339,758
Shares of beneficial interest outstanding	680,140
Net asset value per share outstanding	$ 9.32
Maximum sales charge (2.50% of offering price)	0.24
Maximum offering price per share outstanding	$ 9.56
Class B
Net assets applicable to outstanding shares	$ 1,166,297
Shares of beneficial interest outstanding	125,726
Net asset value and offering price per share outstanding	$ 9.28
Class C
Net assets applicable to outstanding shares	$ 97,140,911
Shares of beneficial interest outstanding	10,466,673
Net asset value and offering price per share outstanding	$ 9.28
Class C2
Net assets applicable to outstanding shares	$ 6,413,964
Shares of beneficial interest outstanding	691,548
Net asset value and offering price per share outstanding	$ 9.27
Class I
Net assets applicable to outstanding shares	$6,969,762,544
Shares of beneficial interest outstanding	750,929,849
Net asset value and offering price per share outstanding	$ 9.28
Class R6
Net assets applicable to outstanding shares	$ 752,628,316
Shares of beneficial interest outstanding	81,059,436
Net asset value and offering price per share outstanding	$ 9.28

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
53

Statement of Operations for the six months ended April 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Interest	$176,398,006
Expenses
Manager (See Note 3)	17,672,012
Transfer agent (See Note 3)	2,392,630
Distribution/Service—Class A (See Note 3)	1,575,271
Distribution/Service—Investor Class (See Note 3)	8,155
Distribution/Service—Class B (See Note 3)	3,953
Distribution/Service—Class C (See Note 3)	258,496
Distribution/Service—Class C2 (See Note 3)	19,149
Professional fees	267,879
Registration	194,895
Trustees	99,963
Custodian	93,499
Shareholder communication	80,989
Miscellaneous	153,406
Total expenses	22,820,297
Net investment income (loss)	153,577,709
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(20,572,054)
Net change in unrealized appreciation (depreciation) on investments	462,273,780
Net realized and unrealized gain (loss)	441,701,726
Net increase (decrease) in net assets resulting from operations	$595,279,435
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
54	MainStay MacKay Tax Free Bond Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2024 (Unaudited) and the year ended October 31, 2023
	Six months ended April 30, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 153,577,709	$ 256,101,344
Net realized gain (loss)	(20,572,054)	(204,148,258)
Net change in unrealized appreciation (depreciation)	462,273,780	85,954,555
Net increase (decrease) in net assets resulting from operations	595,279,435	137,907,641
Distributions to shareholders:
Class A	(22,501,416)	(46,644,991)
Investor Class	(114,693)	(234,139)
Class B	(26,008)	(88,640)
Class C	(1,696,597)	(3,895,641)
Class C2	(92,241)	(160,027)
Class I	(125,076,221)	(216,236,340)
Class R6	(13,838,615)	(18,378,828)
Total distributions to shareholders	(163,345,791)	(285,638,606)
Capital share transactions:
Net proceeds from sales of shares	2,403,190,674	5,473,281,465
Net asset value of shares issued to shareholders in reinvestment of distributions	113,413,188	203,066,915
Cost of shares redeemed	(1,665,115,780)	(3,880,913,107)
Redemptions in-kind	—	(373,829,325)
Increase (decrease) in net assets derived from capital share transactions	851,488,082	1,421,605,948
Net increase (decrease) in net assets	1,283,421,726	1,273,874,983
Net Assets
Beginning of period	7,792,868,747	6,518,993,764
End of period	$ 9,076,290,473	$ 7,792,868,747
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
55

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class A		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 8.77	$ 8.85	$ 10.60	$ 10.43	$ 10.33	$ 9.80
Net investment income (loss)	0.16(a)	0.29(a)	0.20(a)	0.17(a)	0.26	0.30
Net realized and unrealized gain (loss)	0.52	(0.05)	(1.66)	0.23	0.11	0.53
Total from investment operations	0.68	0.24	(1.46)	0.40	0.37	0.83
Less distributions:
From net investment income	(0.17)	(0.32)	(0.26)	(0.23)	(0.27)	(0.30)
From net realized gain on investments	—	—	(0.03)	—	—	—
Total distributions	(0.17)	(0.32)	(0.29)	(0.23)	(0.27)	(0.30)
Net asset value at end of period	$ 9.28	$ 8.77	$ 8.85	$ 10.60	$ 10.43	$ 10.33
Total investment return (b)	7.70%	2.62%	(13.96)%	3.84%	3.66%	8.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.35%††	3.10%	2.03%	1.63%	2.04%	2.93%
Net expenses (c)	0.74%††	0.74%	0.75%	0.73%	0.75%	0.78%
Portfolio turnover rate (d)	20%	75%(e)	127%(e)	39%	72%	38%
Net assets at end of period (in 000’s)	$ 1,242,839	$ 1,200,333	$ 1,552,537	$ 3,134,090	$ 2,674,765	$ 1,728,643

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
56	MainStay MacKay Tax Free Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Investor Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 8.81	$ 8.89	$ 10.65	$ 10.48	$ 10.38	$ 9.84
Net investment income (loss)	0.15(a)	0.28(a)	0.20(a)	0.17(a)	0.20	0.30
Net realized and unrealized gain (loss)	0.52	(0.04)	(1.67)	0.23	0.17	0.54
Total from investment operations	0.67	0.24	(1.47)	0.40	0.37	0.84
Less distributions:
From net investment income	(0.16)	(0.32)	(0.26)	(0.23)	(0.27)	(0.30)
From net realized gain on investments	—	—	(0.03)	—	—	—
Total distributions	(0.16)	(0.32)	(0.29)	(0.23)	(0.27)	(0.30)
Net asset value at end of period	$ 9.32	$ 8.81	$ 8.89	$ 10.65	$ 10.48	$ 10.38
Total investment return (b)	7.64%	2.57%	(14.01)%	3.80%	3.64%	8.63%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.29%††	3.05%	2.07%	1.61%	2.04%	2.95%
Net expenses (c)	0.78%††	0.78%	0.77%	0.76%	0.76%	0.77%
Portfolio turnover rate (d)	20%	75%(e)	127%(e)	39%	72%	38%
Net assets at end of period (in 000's)	$ 6,340	$ 6,248	$ 6,622	$ 9,027	$ 9,334	$ 9,815

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
57

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class B		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 8.77	$ 8.85	$ 10.60	$ 10.43	$ 10.33	$ 9.80
Net investment income (loss)	0.14(a)	0.26(a)	0.18(a)	0.15(a)	0.12	0.27
Net realized and unrealized gain (loss)	0.52	(0.04)	(1.66)	0.22	0.23	0.53
Total from investment operations	0.66	0.22	(1.48)	0.37	0.35	0.80
Less distributions:
From net investment income	(0.15)	(0.30)	(0.24)	(0.20)	(0.25)	(0.27)
From net realized gain on investments	—	—	(0.03)	—	—	—
Total distributions	(0.15)	(0.30)	(0.27)	(0.20)	(0.25)	(0.27)
Net asset value at end of period	$ 9.28	$ 8.77	$ 8.85	$ 10.60	$ 10.43	$ 10.33
Total investment return (b)	7.55%	2.32%	(14.19)%	3.56%	3.38%	8.28%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.07%††	2.80%	1.80%	1.38%	1.80%	2.71%
Net expenses (c)	1.03%††	1.03%	1.02%	1.01%	1.01%	1.02%
Portfolio turnover rate (d)	20%	75%(e)	127%(e)	39%	72%	38%
Net assets at end of period (in 000’s)	$ 1,166	$ 1,920	$ 3,959	$ 7,006	$ 9,286	$ 12,354

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
58	MainStay MacKay Tax Free Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class C		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 8.78	$ 8.85	$ 10.60	$ 10.44	$ 10.34	$ 9.80
Net investment income (loss)	0.14(a)	0.26(a)	0.18(a)	0.15(a)	0.18	0.27
Net realized and unrealized gain (loss)	0.51	(0.03)	(1.66)	0.21	0.17	0.54
Total from investment operations	0.65	0.23	(1.48)	0.36	0.35	0.81
Less distributions:
From net investment income	(0.15)	(0.30)	(0.24)	(0.20)	(0.25)	(0.27)
From net realized gain on investments	—	—	(0.03)	—	—	—
Total distributions	(0.15)	(0.30)	(0.27)	(0.20)	(0.25)	(0.27)
Net asset value at end of period	$ 9.28	$ 8.78	$ 8.85	$ 10.60	$ 10.44	$ 10.34
Total investment return (b)	7.42%	2.44%	(14.19)%	3.46%	3.38%	8.39%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.06%††	2.81%	1.81%	1.37%	1.79%	2.69%
Net expenses (c)	1.03%††	1.03%	1.02%	1.01%	1.01%	1.02%
Portfolio turnover rate (d)	20%	75%(e)	127%(e)	39%	72%	38%
Net assets at end of period (in 000’s)	$ 97,141	$ 103,571	$ 125,521	$ 194,545	$ 220,146	$ 225,762

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
59

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,			August 31, 2020^ through October 31,
Class C2		2023	2022	2021	2020
Net asset value at beginning of period	$ 8.77	$ 8.85	$ 10.60	$ 10.43	$ 10.52
Net investment income (loss)	0.14(a)	0.25(a)	0.17(a)	0.12(a)	0.03
Net realized and unrealized gain (loss)	0.51	(0.05)	(1.67)	0.23	(0.09)
Total from investment operations	0.65	0.20	(1.50)	0.35	(0.06)
Less distributions:
From net investment income	(0.15)	(0.28)	(0.22)	(0.18)	(0.03)
From net realized gain on investments	—	—	(0.03)	—	—
Total distributions	(0.15)	(0.28)	(0.25)	(0.18)	(0.03)
Net asset value at end of period	$ 9.27	$ 8.77	$ 8.85	$ 10.60	$ 10.43
Total investment return (b)	7.35%	2.17%	(14.32)%	3.39%	(0.54)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.90%††	2.67%	1.75%	1.12%	1.02%††
Net expenses (c)	1.18%††	1.18%	1.17%	1.15%	1.15%††
Portfolio turnover rate (d)	20%	75%(e)	127%(e)	39%	72%
Net assets at end of period (in 000’s)	$ 6,414	$ 5,350	$ 3,920	$ 2,990	$ 251

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
60	MainStay MacKay Tax Free Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class I		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 8.78	$ 8.85	$ 10.60	$ 10.44	$ 10.34	$ 9.80
Net investment income (loss)	0.17(a)	0.31(a)	0.23(a)	0.20(a)	0.29	0.32
Net realized and unrealized gain (loss)	0.51	(0.03)	(1.66)	0.22	0.11	0.54
Total from investment operations	0.68	0.28	(1.43)	0.42	0.40	0.86
Less distributions:
From net investment income	(0.18)	(0.35)	(0.29)	(0.26)	(0.30)	(0.32)
From net realized gain on investments	—	—	(0.03)	—	—	—
Total distributions	(0.18)	(0.35)	(0.32)	(0.26)	(0.30)	(0.32)
Net asset value at end of period	$ 9.28	$ 8.78	$ 8.85	$ 10.60	$ 10.44	$ 10.34
Total investment return (b)	7.71%	2.99%	(13.75)%	4.00%	3.91%	8.93%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.59%††	3.35%	2.33%	1.87%	2.28%	3.14%
Net expenses (c)	0.49%††	0.49%	0.50%	0.48%	0.50%	0.52%
Portfolio turnover rate (d)	20%	75%(e)	127%(e)	39%	72%	38%
Net assets at end of period (in 000’s)	$ 6,969,763	$ 5,868,539	$ 4,357,422	$ 5,709,408	$ 4,430,985	$ 2,866,903

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
61

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,			November 1, 2019^ through October 31,
Class R6		2023	2022	2021	2020
Net asset value at beginning of period	$ 8.78	$ 8.86	$ 10.61	$ 10.44	$ 10.34
Net investment income (loss)	0.17(a)	0.32(a)	0.24(a)	0.21(a)	0.27
Net realized and unrealized gain (loss)	0.51	(0.05)	(1.66)	0.22	0.13
Total from investment operations	0.68	0.27	(1.42)	0.43	0.40
Less distributions:
From net investment income	(0.18)	(0.35)	(0.30)	(0.26)	(0.30)
From net realized gain on investments	—	—	(0.03)	—	—
Total distributions	(0.18)	(0.35)	(0.33)	(0.26)	(0.30)
Net asset value at end of period	$ 9.28	$ 8.78	$ 8.86	$ 10.61	$ 10.44
Total investment return (b)	7.74%	2.93%	(13.68)%	4.15%	3.95%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.64%††	3.40%	2.51%	1.92%	2.27%
Net expenses (c)	0.43%††	0.43%	0.44%	0.43%	0.44%
Portfolio turnover rate (d)	20%	75%(e)	127%(e)	39%	72%
Net assets at end of period (in 000’s)	$ 752,628	$ 606,909	$ 469,013	$ 276,280	$ 197,746

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
62	MainStay MacKay Tax Free Bond Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
The MainStay Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the MainStay MacKay Tax Free Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class B	May 1, 1986
Class C	September 1, 1998
Class C2	August 31, 2020
Class I	December 21, 2009
Class R6	November 1, 2019
Class B shares of the MainStay Group of Funds are closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other funds in the MainStay Group of Funds as permitted by the current exchange privileges. Class B shareholders continue to be subject to any applicable contingent deferred sales charge ("CDSC") at the time of redemption. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, remain unchanged. Unless redeemed, Class B shareholders will remain in Class B shares of their respective fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C and Class C2 shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C and Class C2 shares. When Class B shares were offered, they were offered at NAV without an initial sales charge, although a CDSC that declines depending on the number of years a shareholder held its Class B shares may be imposed on certain redemptions of such shares made within six years of the date of purchase of such shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class B shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. In addition, depending upon eligibility, Class C and Class C2 shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class B, Class C and Class C2 shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from regular federal income tax.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The

63

Notes to Financial Statements (Unaudited) (continued)
Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal

64	MainStay MacKay Tax Free Bond Fund

conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro
65

Notes to Financial Statements (Unaudited) (continued)
rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse due to current economic challenges. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
Certain of the issuers in which the Fund may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. On May 3, 2017, the Commonwealth of Puerto Rico (the "Commonwealth") began proceedings pursuant to the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”) to seek bankruptcy-type protections from approximately $74 billion in debt and approximately $48 billion in unfunded pension obligations. In addition, the current economic environment and the resulting pressure on Puerto Rico’s budget have further contributed to its financial challenges. Following the outbreak of COVID-19, the federal government passed certain relief packages, including the Coronavirus Aid, Relief, and Economic Security Act and the American Rescue Plan, which included an aggregate of more than $7 billion in disaster relief funds for the U.S. territories, including Puerto Rico. However, there can be no assurances that the federal funds allocated to the Commonwealth will be sufficient to address the long-term economic challenges that arose from COVID-19.
As of October 31, 2023, Puerto Rico Electric Power Authority ("PREPA") has remained in Title III Bankruptcy for over 6 years. A significant number of net revenue bond creditors, the Oversight Board, and the Commonwealth have been unable to reach a consensual resolution on PREPA’s debt restructuring following the termination of the previous 2019 PREPA Restructuring Support Agreement by the Commonwealth of Puerto Rico in March of 2022. On December 16, 2022, the Oversight Board filed a proposed plan of adjustment to restructure more than $10 billion of debt and other claims against PREPA. The plan of adjustment, amended in March, proposed to cut PREPA’s unsustainable debt to approximately $5.68 billion.
Bankruptcy litigation has ensued between the Oversight Board and a group of net revenue bond creditors over the security provisions of PREPA’s $8.3 billion of net revenue bonds resulting in a ruling in March that PREPA’s net revenue bonds are unsecured.
In June of 2023, a claims estimation hearing resulted in a ruling that PREPA’s now asserted unsecured net revenue bond claim was valued at approximately 2.383 billion, which is only 28.3% of the full prepetition claim asserted by net revenue bond holders.  Due to the lower claims estimation ruling, at the end of August 2023 the Oversight Board filed a new proposed plan of adjustment to reflect the March lien ruling and June estimation hearing with lower recovery amounts afforded to net revenue bond holders.  In conjunction with the new proposed plan of adjustment, a subset of the original litigating PREPA creditors entered into Planned Support Agreements (”PSAs”) supporting the new proposed plan of adjustment.
However, following the new proposed plan of adjustment, a significant amount of creditors not previously involved in the PREPA bankruptcy have objected to the revised plan of adjustment, including the MainStay MacKay Municipal Bond Funds.
Objecting creditors are appealing several rulings, including the March net revenue bond lien ruling, the June net revenue bond claims estimation ruling, and the November disclosure statement approval ruling that provides for a plan with disparate recoveries for the same creditors.  Objecting creditors believe the PREPA bankruptcy plan of adjustment is unconfirmable and these rulings will be overturned on appeal, but there is no certainty that objecting creditors will be successful in appealing these rulings, or if overturned, these creditors will receive the relief sought.  The proposed PREPA August plan of adjustment provides 3.5% of cash

66	MainStay MacKay Tax Free Bond Fund

recovery for objecting creditors to the plan as opposed to 12.5% of cash recovery for consenting creditors who have not previously settled.
Bankruptcy plan confirmation hearings were held in March of 2024 though at the end of May 2024 Judge Swain has not yet ruled on the confirmability of the plan.  Furthermore, as of the end of May 2024, the First Circuit has yet to rule on the appeal of the lien and recourse challenges brought by objecting creditors.  It is unclear what impact if any the 1st Circuit rulings will have on plan confirmation and/or whether any appellate rulings will occur prior to the approval of any plan confirmation by Judge Swain.
The Fund’s vulnerability to potential losses associated with such developments may be reduced through investing in municipal securities that feature credit enhancements (such as bond insurance). The bond insurance provider pays both principal and interest when due to the bond holder. The magnitude of Puerto Rico’s debt restructuring or other adverse economic developments could pose significant strains on the ability of municipal securities insurers to meet all future claims. As of April 30, 2024, the Fund's total Puerto Rico investments is 1.2% of total investments, with 100.0% of that amount insured.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement
("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.45% up to $500 million; 0.425% from $500 million to $1 billion; 0.40% from $1 billion to $5 billion; 0.39% from $5 billion to $7 billion; 0.38% from $7 billion to $9 billion; 0.37% from $9 billion to $11 billion; and 0.36% in excess of 11 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement furnished at an annual rate of the Fund’s average daily net assets as follows: 0.05% up to $20 million; 0.0333% from $20 million to $100 million; and 0.01% in excess of $100 million. During the six-month period ended April 30, 2024, the effective management fee rate was 0.41%, inclusive of a fee for fund accounting services of 0.01% of the Fund's average daily net assets.
In addition, New York Life Investments waived fees and/or reimbursed expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares did not exceed those of Class I.
During the six-month period ended April 30, 2024, New York Life Investments earned fees from the Fund in the amount of $17,672,012 and paid the Subadvisor in the amount of $8,613,009. There were no waived fees and/or reimbursed expenses.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual
67

Notes to Financial Statements (Unaudited) (continued)
rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class C2 Plan, Class C2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.40% of the average daily net assets of the Class C2 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C2 shares, for a total 12b-1 fee of 0.65%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2024, were $7,917 and $138, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Class B and Class C shares during the six-month period ended April 30, 2024, of $74,666, $2,616 and $4,740, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$ 375,195	$—
Investor Class	3,203	—
Class B	768	—
Class C	50,699	—
Class C2	2,901	—
Class I	1,945,541	—
Class R6	14,323	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class C2	$24,094	0.4%
Class R6	25,824	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$8,888,251,248	$147,349,893	$(41,804,951)	$105,544,942
As of October 31, 2023, for federal income tax purposes, capital loss carryforwards of $948,435,411, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected

68	MainStay MacKay Tax Free Bond Fund

to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$565,664	$382,771
During the year ended October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$ 6,696,558
Exempt Interest Dividends	278,942,048
Total	$285,638,606
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 25, 2023, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 23, 2024, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 25, 2023, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2024, purchases and sales of securities, other than short-term securities and in-kind transactions, were $2,501,007 and $1,678,451, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2024 and the year ended October 31, 2023, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	17,709,273	$ 165,546,977
Shares issued to shareholders in reinvestment of distributions	1,926,165	18,105,082
Shares redeemed	(22,475,489)	(210,132,267)
Net increase (decrease) in shares outstanding before conversion	(2,840,051)	(26,480,208)
Shares converted into Class A (See Note 1)	129,811	1,217,589
Shares converted from Class A (See Note 1)	(155,195)	(1,448,545)
Net increase (decrease)	(2,865,435)	$ (26,711,164)
Year ended October 31, 2023:
Shares sold	47,760,222	$ 442,488,108
Shares issued to shareholders in reinvestment of distributions	4,007,599	37,098,862
Shares redeemed	(50,435,605)	(465,236,589)
Shares redeemed in connection with in-kind transactions	(39,952,689)	(373,829,325)
Net increase (decrease) in shares outstanding before conversion	(38,620,473)	(359,478,944)
Shares converted into Class A (See Note 1)	321,509	3,003,490
Shares converted from Class A (See Note 1)	(311,175)	(2,883,763)
Net increase (decrease)	(38,610,139)	$ (359,359,217)

69

Notes to Financial Statements (Unaudited) (continued)
Investor Class	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	13,029	$ 121,326
Shares issued to shareholders in reinvestment of distributions	11,520	108,783
Shares redeemed	(46,830)	(440,721)
Net increase (decrease) in shares outstanding before conversion	(22,281)	(210,612)
Shares converted into Investor Class (See Note 1)	21,977	207,144
Shares converted from Investor Class (See Note 1)	(28,389)	(269,229)
Net increase (decrease)	(28,693)	$ (272,697)
Year ended October 31, 2023:
Shares sold	21,923	$ 205,436
Shares issued to shareholders in reinvestment of distributions	23,957	222,827
Shares redeemed	(85,065)	(791,986)
Net increase (decrease) in shares outstanding before conversion	(39,185)	(363,723)
Shares converted into Investor Class (See Note 1)	34,707	322,690
Shares converted from Investor Class (See Note 1)	(31,523)	(294,482)
Net increase (decrease)	(36,001)	$ (335,515)

Class B	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	34	$ 316
Shares issued to shareholders in reinvestment of distributions	2,659	25,003
Shares redeemed	(82,864)	(778,490)
Net increase (decrease) in shares outstanding before conversion	(80,171)	(753,171)
Shares converted from Class B (See Note 1)	(12,939)	(121,304)
Net increase (decrease)	(93,110)	$ (874,475)
Year ended October 31, 2023:
Shares sold	10,162	$ 92,414
Shares issued to shareholders in reinvestment of distributions	9,094	84,378
Shares redeemed	(225,573)	(2,110,439)
Net increase (decrease) in shares outstanding before conversion	(206,317)	(1,933,647)
Shares converted from Class B (See Note 1)	(22,298)	(206,802)
Net increase (decrease)	(228,615)	$ (2,140,449)

Class C	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	900,586	$ 8,448,500
Shares issued to shareholders in reinvestment of distributions	145,859	1,371,273
Shares redeemed	(2,284,667)	(21,372,373)
Net increase (decrease) in shares outstanding before conversion	(1,238,222)	(11,552,600)
Shares converted from Class C (See Note 1)	(96,820)	(907,857)
Net increase (decrease)	(1,335,042)	$ (12,460,457)
Year ended October 31, 2023:
Shares sold	2,263,361	$ 21,043,323
Shares issued to shareholders in reinvestment of distributions	335,827	3,111,757
Shares redeemed	(4,817,895)	(44,653,513)
Net increase (decrease) in shares outstanding before conversion	(2,218,707)	(20,498,433)
Shares converted from Class C (See Note 1)	(158,785)	(1,474,192)
Net increase (decrease)	(2,377,492)	$ (21,972,625)

Class C2	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	130,686	$ 1,228,199
Shares issued to shareholders in reinvestment of distributions	9,820	92,241
Shares redeemed	(58,953)	(547,219)
Net increase (decrease)	81,553	$ 773,221
Year ended October 31, 2023:
Shares sold	382,509	$ 3,563,900
Shares issued to shareholders in reinvestment of distributions	17,308	160,027
Shares redeemed	(232,963)	(2,161,230)
Net increase (decrease)	166,854	$ 1,562,697

70	MainStay MacKay Tax Free Bond Fund

Class I	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	212,971,544	$ 1,991,631,119
Shares issued to shareholders in reinvestment of distributions	9,859,909	92,688,007
Shares redeemed	(139,179,582)	(1,291,493,784)
Net increase (decrease) in shares outstanding before conversion	83,651,871	792,825,342
Shares converted into Class I (See Note 1)	165,017	1,540,739
Shares converted from Class I (See Note 1)	(1,575,433)	(14,794,224)
Net increase (decrease)	82,241,455	$ 779,571,857
Year ended October 31, 2023:
Shares sold	463,833,414	$ 4,298,291,795
Shares issued to shareholders in reinvestment of distributions	17,389,207	160,931,629
Shares redeemed	(304,933,040)	(2,803,075,906)
Net increase (decrease) in shares outstanding before conversion	176,289,581	1,656,147,518
Shares converted into Class I (See Note 1)	328,304	3,044,015
Shares converted from Class I (See Note 1)	(136,968)	(1,281,488)
Net increase (decrease)	176,480,917	$ 1,657,910,045

Class R6	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	25,460,354	$ 236,214,237
Shares issued to shareholders in reinvestment of distributions	108,735	1,022,799
Shares redeemed	(15,189,567)	(140,350,926)
Net increase (decrease) in shares outstanding before conversion	10,379,522	96,886,110
Shares converted into Class R6 (See Note 1)	1,551,941	14,575,687
Net increase (decrease)	11,931,463	$ 111,461,797
Year ended October 31, 2023:
Shares sold	77,829,474	$ 707,596,489
Shares issued to shareholders in reinvestment of distributions	157,438	1,457,435
Shares redeemed	(61,792,901)	(562,883,444)
Net increase (decrease) in shares outstanding before conversion	16,194,011	146,170,480
Shares converted into Class R6 (See Note 1)	116,991	1,096,842
Shares converted from Class R6 (See Note 1)	(140,796)	(1,326,310)
Net increase (decrease)	16,170,206	$ 145,941,012
Note 10–Other Matters
As of the date of this report, the Fund faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Fund's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Fund's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2024, events and transactions subsequent to April 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
71

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited)
The continuation of the Management Agreement with respect to the MainStay MacKay Tax Free Bond Fund (“Fund”) and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and MacKay Shields LLC (“MacKay”) with respect to the Fund (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of The MainStay Funds (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 6–7, 2023 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and MacKay in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2023 through December 2023, including information and materials furnished by New York Life Investments and MacKay in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on the Fund and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on the Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or MacKay that follow investment strategies similar to those of the Fund, if any, and, when applicable, the rationale for differences in the Fund’s management and subadvisory fees and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of the Fund and investment-related matters for the Fund as well as presentations from New York Life Investments and, generally annually, MacKay personnel.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to the Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2023 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding the Fund’s distribution arrangements.  In addition, the Board received information regarding the Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share classes of the Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and MacKay; (ii) the qualifications of the portfolio managers of the Fund and the historical investment performance of the Fund, New York Life Investments and MacKay; (iii) the costs of the services provided, and profits realized, by New York Life Investments and MacKay with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between the Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of the Fund’s management fee and total ordinary operating expenses as compared to the peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the MainStay Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing the Fund.  With respect to the Subadvisory Agreement, the Board took into account New York Life Investments’ recommendation to approve the continuation of the Subadvisory Agreement.

72	MainStay MacKay Tax Free Bond Fund

The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and MacKay.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and MacKay resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the MainStay Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the MainStay Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that the Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 6–7, 2023 meeting are summarized in more detail below.
Nature, Extent and Quality of Services Provided by New York Life Investments and MacKay
The Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of the Fund and considered that the Fund operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by MacKay, evaluating the performance of MacKay, making recommendations to the Board as to whether the Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to the Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to the Fund, including New York Life Investments’ oversight and due diligence reviews of MacKay and ongoing analysis of, and interactions with, MacKay with respect to, among other things, the Fund’s investment performance and risks as well as MacKay’s investment capabilities and subadvisory services with respect to the Fund.
The Board also considered the range of services that New York Life Investments provides to the Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including supervision and implementation of the Fund’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to the Fund and has over time provided an increasingly broad array of non-advisory services to the MainStay Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that MacKay provides to the Fund and considered the terms of each of the Advisory Agreements.  The Board evaluated MacKay’s experience and performance in serving as subadvisor to the Fund and advising other portfolios and MacKay’s track record and experience in providing investment advisory services as well as the experience of investment advisory, senior management and/or administrative personnel at MacKay.  The Board considered New York Life Investments’ and MacKay’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and MacKay and acknowledged their commitment to further developing and strengthening compliance programs that may relate to the Fund.  The Board also considered MacKay’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the Fund.  In this regard, the Board considered the qualifications and experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.
In addition, the Board considered information provided by New York Life Investments and MacKay regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that the Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating the Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective, strategies and risks.  The Board considered investment reports on, and analysis of, the Fund’s performance provided to the Board throughout the year.  These reports include, among other
73

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to a relevant investment category and the Fund’s benchmark, the Fund’s risk-adjusted investment performance and the Fund’s investment performance as compared to peer funds, as appropriate, as well as portfolio attribution information and commentary on the effect of market conditions.  The Board also considered information provided by ISS showing the investment performance of the Fund as compared to peer funds.  In addition, the Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.
The Board also took into account its discussions with senior management at New York Life Investments concerning the Fund’s investment performance over various periods as well as discussions between representatives of MacKay and the members of the Board’s Investment Committee, which generally occur on an annual basis.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and MacKay
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund as well as of New York Life Investments and its affiliates due to their relationships with the MainStay Group of Funds.  Because MacKay is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the Fund, the Board considered cost and profitability information for New York Life Investments and MacKay in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and MacKay, and profitability of New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’, including MacKay’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Fund, and that New York Life Investments is responsible for paying the subadvisory fee for the Fund.  The Board also considered the financial resources of New York Life Investments and MacKay and acknowledged that New York Life Investments and MacKay must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and MacKay to continue to provide high-quality services to the Fund.  The Board recognized that the Fund benefits from the allocation of certain fixed costs among the funds in the MainStay Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the MainStay Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to the Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund, including reputational and other indirect benefits.  The Board recognized, for example, the benefits to MacKay from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to MacKay in exchange for commissions paid by the Fund with respect to trades in the Fund’s portfolio securities. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that serves as an investment option for the Fund, including the potential rationale for and costs associated with investments in this money market fund by the Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to the Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing the Fund, New York Life Investments’ affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund’s transfer agent and distributor.  The Board considered information about these other revenues and their impact on the profitability of the relationship with the Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with the Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with the Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.

74	MainStay MacKay Tax Free Bond Fund

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including MacKay, are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and the Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to MacKay is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments.
In assessing the reasonableness of the Fund’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.  In addition, the Board considered information provided by New York Life Investments and MacKay on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the Fund, if any.  The Board considered the contractual management fee schedule for the Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as the Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and expense limitation arrangements on the Fund’s net management fee and expenses.  The Board also considered that in proposing fees for the Fund, New York Life Investments considers the competitive marketplace for mutual funds.  The Board noted that New York Life Investments proposed an additional management fee and subadvisory fee breakpoint for the Fund, effective February 28, 2024.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2023 meeting, regarding the reasonableness of the Fund’s transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and the Fund’s transfer agent, charges the Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to the Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of the Fund.  The Board acknowledged the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
Based on the factors outlined above, among other considerations, the Board concluded that the Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Fund and whether the Fund’s management fee and expense structure permits any economies of scale to be appropriately shared with the Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the MainStay Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to the Fund.  The Board reviewed information from New York Life Investments showing how the Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how the Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of the Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
75

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements.
76	MainStay MacKay Tax Free Bond Fund

Discussion of the Operation and Effectiveness of the Fund's Liquidity Risk Management Program (Unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”), which New York Life Investment Management LLC believes is reasonably designed to assess and manage the Fund's liquidity risk. A Fund's liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Board of Trustees of The MainStay Funds (the "Board") previously approved the designation of New York Life Investment Management LLC as administrator of the Program (the “Administrator”). The Administrator has established a Liquidity Risk Management Committee to assist the Administrator in the implementation and day-to-day administration of the Program and to otherwise support the Administrator in fulfilling its responsibilities under the Program.
At a meeting of the Board held on February 27, 2024, the Administrator provided the Board with a written report addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2023, through December 31, 2023 (the "Review Period"), as required under the Liquidity Rule. The report noted that the Administrator concluded that (i) the Program operated effectively to assess and manage the Fund's liquidity risk, (ii) the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund's liquidity developments and (iii) the Fund's investment strategy continues to be appropriate for an open-end fund. In addition, the report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and the liquidity classification methodologies, and discussed notable geopolitical, market and other economic events that impacted liquidity risk during the Review Period.
In accordance with the Program, the Fund's liquidity risk is assessed no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections, and (iii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The Administrator has delegated liquidity classification determinations to the Fund’s subadvisor, subject to appropriate oversight by the Administrator, and liquidity classification determinations are made by taking into account the Fund's reasonably anticipated trade size, various market, trading and investment-specific considerations, as well as market depth, and, in certain cases, third-party vendor data.
The Liquidity Rule requires funds that do not primarily hold assets that are highly liquid investments to adopt a minimum amount of net assets that must be invested in highly liquid investments that are assets (an “HLIM”). In addition, the Liquidity Rule limits a fund's investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if, immediately after acquisition, doing so would result in a fund holding more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to determine, periodically review and comply with the HLIM requirement, as applicable, and to comply with the 15% limit on illiquid investments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
77

Proxy Voting Policies and Procedures and Proxy Voting Record
The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. A description of the policies and procedures that are used to vote proxies relating to portfolio securities of the Fund is available free of charge upon request by calling 800-624-6782 or visiting the SEC’s website at www.sec.gov. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund's holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.
78	MainStay MacKay Tax Free Bond Fund

MainStay Funds
Equity
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund
MainStay Fiera SMID Growth Fund
MainStay PineStone U.S. Equity Fund
MainStay S&P 500 Index Fund
MainStay Winslow Large Cap Growth Fund
MainStay WMC Enduring Capital Fund
MainStay WMC Growth Fund
MainStay WMC Small Companies Fund
MainStay WMC Value Fund
International Equity
MainStay Epoch International Choice Fund
MainStay PineStone International Equity Fund
MainStay WMC International Research Equity Fund
Emerging Markets Equity
MainStay Candriam Emerging Markets Equity Fund
Global Equity
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
MainStay PineStone Global Equity Fund
Fixed Income
Taxable Income
MainStay Candriam Emerging Markets Debt Fund
MainStay Floating Rate Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay Short Duration High Income Fund
MainStay MacKay Strategic Bond Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Infrastructure Bond Fund
MainStay Short Term Bond Fund
Tax-Exempt Income
MainStay MacKay Arizona Muni Fund
MainStay MacKay California Tax Free Opportunities Fund1
MainStay MacKay Colorado Muni Fund
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund2
MainStay MacKay Oregon Muni Fund
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Strategic Municipal Allocation Fund
MainStay MacKay Tax Free Bond Fund
MainStay MacKay Utah Muni Fund
Money Market
MainStay Money Market Fund
Mixed Asset
MainStay Balanced Fund
MainStay Income Builder Fund
MainStay MacKay Convertible Fund
Speciality
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Cushing MLP Premier Fund
Asset Allocation
MainStay Conservative Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Equity Allocation Fund
MainStay Equity ETF Allocation Fund
MainStay Growth Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund

Manager
New York Life Investment Management LLC
New York, New York
Subadvisors
Candriam3
Strassen, Luxembourg
CBRE Investment Management Listed Real Assets LLC
Radnor, Pennsylvania
Cushing Asset Management, LP
Dallas, Texas
Epoch Investment Partners, Inc.
New York, New York
Fiera Capital Inc.
New York, New York
IndexIQ Advisors LLC3
New York, New York
MacKay Shields LLC3
New York, New York
NYL Investors LLC3
New York, New York
PineStone Asset Management Inc.
Montreal, Québec
Wellington Management Company LLP
Boston, Massachusetts
Winslow Capital Management, LLC
Minneapolis, Minnesota
Legal Counsel
Dechert LLP
Washington, District of Columbia
Independent Registered Public Accounting Firm
KPMG LLP
Philadelphia, Pennsylvania
Distributor
NYLIFE Distributors LLC3
Jersey City, New Jersey
Custodian
JPMorgan Chase Bank, N.A.
New York, New York

  1.
This Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA (all share classes); and MI (Class A and Class I shares only); and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I and Class C2 shares only).
2.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY, VT (all share classes) and SD (Class R6 shares only).
3.	An affiliate of New York Life Investment Management LLC.
Not part of the Semiannual Report

For more information
800-624-6782
newyorklifeinvestments.com
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.
©2024 NYLIFE Distributors LLC. All rights reserved.
5022141 MS081-24	MST10-06/24
(NYLIM) NL215

MainStay MacKay U.S. Infrastructure Bond Fund

Message from the President and Semiannual Report
Unaudited  |  April 30, 2024
Special Notice:
Beginning in July 2024, new regulations issued by the Securities and Exchange Commission (SEC) will take effect requiring open-end mutual fund companies and ETFs to (1) overhaul the content of their shareholder reports and (2) mail paper copies of the new tailored shareholder reports to shareholders who have not opted to receive these documents electronically.
If you have not yet elected to receive your shareholder reports electronically, please contact your financial intermediary or visit newyorklifeinvestments.com/accounts.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President
Stock and bond markets gained broad ground during the six-month period ended April 30, 2024, bolstered by better-than-expected economic growth and the prospect of monetary easing in the face of a myriad of macroeconomic and geopolitical challenges.
Throughout the reporting period, interest rates remained at their highest levels in decades in most developed countries, with the U.S. federal funds rate in the 5.25%−5.50% range, as central banks struggled to bring inflation under control. Early in the reporting period, the U.S. Federal Reserve began to forecast interest rate cuts in 2024, but delayed action as inflation remained stubbornly high, fluctuating between 3.1% and 3.5%. Nevertheless, despite the increasing cost of capital and tighter lending environment that resulted from sustained high rates, economic growth remained surprisingly robust, supported by high levels of consumer spending, low unemployment and strong corporate earnings. Investors tended to shrug off concerns related to sticky inflation and high interest rates—not to mention the ongoing war in Ukraine, intensifying hostilities in the Middle East and simmering tensions between China and the United States—focusing instead on the positives of continued economic growth and surprisingly strong corporate profits.
The S&P 500® Index, a widely regarded benchmark of U.S. market performance, produced double-digit gains, reaching record levels in March 2024. Market strength, which had been narrowly focused on mega-cap, technology-related stocks during the previous six months broadened significantly during the reporting period. All industry sectors produced positive results, with the strongest returns in communication services, information technology and industrials, and more moderate gains in the lagging energy, real estate and consumer staples areas. Growth-oriented shares slightly outperformed value-oriented issues, while large- and mid-cap stocks modestly outperformed their small-cap counterparts. Most overseas equity markets trailed the U.S. market, as developed international economies experienced relatively low growth rates, and weak economic conditions in China undermined emerging markets.
Bonds generally gained ground as well. The yield on the 10-year Treasury note ranged between approximately 4.7% and 3.8%, while the 2-year Treasury yield remained slightly higher, between approximately 5.0% and 4.1%, in an inverted curve pattern often viewed as indicative of an impending economic slowdown. Nevertheless, the prevailing environment of stable interest rates and attractive yields provided a favorable environment for fixed-income investors. Long-term Treasury bonds and investment-grade corporate bonds produced similar gains, while high yield bonds advanced by a slightly greater margin, despite the added risks implicit in an uptick in default rates. International bond markets modestly outperformed their U.S. counterparts, led by a rebound in the performance of emerging-markets debt.
The risks and uncertainties inherent in today’s markets call for the kind of insight and expertise that New York Life Investments offers through our one-on-one philosophy, long-lasting focus, and multi-boutique approach.
Thank you for trusting us to help you meet your investment needs.
Sincerely,
Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, which includes information about The MainStay Funds' Trustees, free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available on dfinview.com/NYLIM. Please read the Fund’s Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended April 30, 2024
Class	Sales Charge		Inception Date[1]	Six Months[2]	One Year	Five Years	Ten Years or Since Inception	Gross Expense Ratio[3]
Class A Shares[4]	Maximum 3.00% Initial Sales Charge	With sales charges	1/3/1995	2.01%	-2.72%	-0.21%	0.58%	0.99%
		Excluding sales charges		5.17	0.29	0.71	1.04	0.99
Investor Class Shares[5]	Maximum 2.50% Initial Sales Charge	With sales charges	2/28/2008	2.39	-2.48	-0.53	0.28	1.37
		Excluding sales charges		5.01	0.02	0.39	0.74	1.37
Class C Shares	Maximum 1.00% CDSC	With sales charges	9/1/1998	3.50	-1.69	-0.36	-0.01	2.13
	if Redeemed Within One Year of Purchase	Excluding sales charges		4.50	-0.73	-0.36	-0.01	2.13
Class I Shares	No Sales Charge		1/2/2004	5.23	0.53	0.90	1.28	0.74
Class R6 Shares	No Sales Charge		11/1/2019	5.12	0.46	N/A	-0.43	0.56

1.	Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the graph and table prior to those dates reflects the Fund's prior principal investment strategies.
2.	Not annualized.
3.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.
4.	Prior to August 10, 2022, the maximum initial sales charge was 4.50%, which is reflected in the applicable average annual total return figures shown.
5.	Prior to August 10, 2022, the maximum initial sales charge was 4.00%, which is reflected in the applicable average annual total return figures shown.
The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
5

Benchmark Performance*	Six Months[1]	One Year	Five Years	Ten Years
Bloomberg U.S. Aggregate Bond Index[2]	4.97%	-1.47%	-0.16%	1.20%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]	5.76	1.21	1.11	2.54
Morningstar Intermediate Core Bond Category Average[4]	5.13	-1.01	-0.14	1.10

*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
1.	Not annualized.
2.	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
3.	The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.
4.	The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
6	MainStay MacKay U.S. Infrastructure Bond Fund

Cost in Dollars of a $1,000 Investment in MainStay MacKay U.S. Infrastructure Bond Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2023 to April 30, 2024, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 11/1/23	Ending Account Value (Based on Actual Returns and Expenses) 4/30/24	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 4/30/24	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,051.70	$4.34	$1,020.64	$4.27	0.85%
Investor Class Shares	$1,000.00	$1,050.10	$5.61	$1,019.39	$5.52	1.10%
Class C Shares	$1,000.00	$1,045.00	$9.46	$1,015.61	$9.32	1.86%
Class I Shares	$1,000.00	$1,052.30	$3.06	$1,021.88	$3.02	0.60%
Class R6 Shares	$1,000.00	$1,051.20	$2.70	$1,022.23	$2.66	0.53%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 366 and multiplied by 182 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
7

Portfolio Composition as of April 30, 2024 (Unaudited)
‡ Less than one-tenth of percent
See Portfolio of Investments beginning on page 9 for specific holdings within these categories. The Fund's holdings are subject to change.

Top Ten Holdings and/or Issuers Held as of April 30, 2024 (excluding short-term investments) (Unaudited)
1.	Commonwealth of Massachusetts, 3.769%-5.50%, due 7/15/29–10/1/31
2.	New York City Transitional Finance Authority, 3.00%-5.65%, due 2/1/29–11/1/35
3.	State of Illinois, 2.159%-7.35%, due 6/15/29–12/1/38
4.	State of Texas, 1.844%-4.90%, due 10/1/29–10/1/35
5.	City of New York, 1.623%-5.625%, due 8/1/28–3/1/35
6.	New York State Dormitory Authority, 2.219%-5.289%, due 7/1/30–7/1/35
7.	State of California, 3.00%-7.50%, due 9/1/29–10/1/41
8.	State of New York, 2.90%-6.25%, due 3/1/30–10/1/54
9.	Emory University, 2.143%, due 9/1/30
10.	District of Columbia, 3.759%-5.203%, due 7/1/29–5/1/32

8	MainStay MacKay U.S. Infrastructure Bond Fund

Portfolio of Investments April 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.5%
Corporate Bonds 8.6%
Commercial Services 4.7%
Chapman University
Series 2021
2.067%, due 4/1/31	$ 2,616,000	$ 2,075,741
Cornell University
4.835%, due 6/15/34	10,797,000	10,482,725
Emory University
Series 2020
2.143%, due 9/1/30	24,940,000	20,877,494
Johns Hopkins University
Series A
4.705%, due 7/1/32	11,000,000	10,730,856
President and Fellows of Harvard College
4.609%, due 2/15/35	7,600,000	7,284,739
Yale University
Series 2020
1.482%, due 4/15/30	2,819,000	2,285,465
		53,737,020
Electric 1.0%
Virginia Power Fuel Securitization LLC
Series A-2
4.877%, due 5/1/31	11,650,000	11,393,684
Healthcare-Services 2.9%
Advocate Health & Hospitals Corp.
3.829%, due 8/15/28	6,590,000	6,255,599
CommonSpirit Health
5.205%, due 12/1/31	10,750,000	10,410,498
OhioHealth Corp.
2.297%, due 11/15/31	6,520,000	5,287,882
Toledo Hospital (The)
5.75%, due 11/15/38	10,785,000	10,673,281
		32,627,260
Total Corporate Bonds (Cost $99,670,768)		97,757,964
Municipal Bonds 85.9%
Alabama 2.1%
Alabama Federal Aid Highway Finance Authority Revenue Bonds
Series B
1.727%, due 9/1/28	5,600,000	4,914,783
	Principal Amount	Value

Alabama (continued)
Alabama Federal Aid Highway Finance Authority Revenue Bonds (continued)
Series B
1.856%, due 9/1/29	$ 2,160,000	$ 1,853,642
Series B
2.156%, due 9/1/32	4,000,000	3,220,062
Series B
2.256%, due 9/1/33	7,400,000	5,854,902
Black Belt Energy Gas District, Gas Project Revenue Bonds
Series A
5.25%, due 5/1/55 (a)	2,000,000	2,142,461
Energy Southeast A Cooperative District Revenue Bonds
Series B
5.25%, due 7/1/54 (a)	5,700,000	6,032,111
		24,017,961
Arizona 0.7%
Arizona Board of Regents, Arizona State University Revenue Bonds
Series C
4.531%, due 7/1/29	1,525,000	1,495,753
Arizona Industrial Development Authority, Voyager Foundation Inc., Project Revenue Bonds
Series 2020
3.65%, due 10/1/29	1,115,000	999,034
Series 2020
3.90%, due 10/1/34	1,900,000	1,522,971
City of Phoenix Unlimited General Obligation
Series A
5.269%, due 7/1/34	3,980,000	3,903,445
		7,921,203
Arkansas 0.9%
City of Springdale, Sales & Use Tax Revenue Bonds
Series A, Insured: BAM
5.053%, due 8/1/29	3,345,000	3,334,745
Series A, Insured: BAM
5.103%, due 8/1/30	1,500,000	1,495,206

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Arkansas (continued)
City of Springdale, Sales & Use Tax Revenue Bonds (continued)
Series A, Insured: BAM
5.11%, due 8/1/31	$ 2,100,000	$ 2,086,680
Series A, Insured: BAM
5.16%, due 8/1/32	2,000,000	1,984,654
Series A, Insured: BAM
5.21%, due 8/1/33	1,150,000	1,141,071
		10,042,356
California 17.1%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	4,000,000	2,525,395
Anaheim Public Financing Authority, Convention Center Expansion Revenue Bonds
Series A, Insured: AGM
2.971%, due 7/1/33	2,800,000	2,270,358
California Community Choice Financing Authority, Clean Energy Project (a) Revenue Bonds
Series A-1
4.00%, due 5/1/53	5,405,000	5,387,513
Series C
5.25%, due 1/1/54	5,725,000	5,975,697
California Health Facilities Financing Authority Revenue Bonds, Senior Lien
1.829%, due 6/1/29	2,500,000	2,148,983
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds
Series A
2.186%, due 10/1/34	1,900,000	1,445,748
California State Public Works Board, Department of General Services Revenue Bonds
Series B
5.05%, due 4/1/32	4,000,000	3,964,038
	Principal Amount	Value

California (continued)
California State University, Systemwide Revenue Bonds
Series B
1.674%, due 11/1/29	$ 2,960,000	$ 2,503,508
Series B
1.994%, due 11/1/32	1,000,000	790,087
Series B
4.90%, due 11/1/34	3,750,000	3,671,473
California Statewide Communities Development Authority, Buck Institute for Research on Aging Revenue Bonds
Insured: AGM
2.148%, due 11/15/30	2,035,000	1,851,375
Chaffey Joint Union High School District Unlimited General Obligation
2.865%, due 8/1/31	2,200,000	1,913,017
City of Los Angeles, Department of Airports Customer Facility Charge Revenue Bonds
Series A, Insured: AGM
3.258%, due 5/15/30	2,620,000	2,374,228
Series A, Insured: AGM
3.408%, due 5/15/32	5,410,000	4,780,903
City of Oakland Unlimited General Obligation
Series A-2
5.50%, due 7/15/31	1,000,000	1,032,171
Series A-2
5.60%, due 7/15/32	2,580,000	2,678,870
Series A-2
5.75%, due 7/15/34	4,205,000	4,399,163
Series A-2
5.85%, due 7/15/35	4,430,000	4,647,492
Contra Costa Community College District Unlimited General Obligation
1.75%, due 8/1/28	1,500,000	1,321,485
Series B
6.504%, due 8/1/34	2,270,000	2,394,202
Contra Costa Transportation Authority, Sales Tax Revenue Bonds
Series B
2.25%, due 3/1/34	1,580,000	1,234,826

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	MainStay MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
County of Alameda Unlimited General Obligation
Series B
3.699%, due 8/1/31	$ 3,050,000	$ 2,818,869
Cupertino Union School District Unlimited General Obligation
2.65%, due 8/1/31	1,000,000	854,988
East Side Union High School District Unlimited General Obligation
Series B, Insured: BAM
2.027%, due 8/1/30	1,195,000	1,012,574
Foothill-De Anza Community College District, Election of 2006 Unlimited General Obligation
Series E
2.896%, due 8/1/31	1,025,000	895,481
Glendale Community College District Unlimited General Obligation
2.268%, due 8/1/30	1,500,000	1,290,266
2.668%, due 8/1/34	2,545,000	2,056,351
Hemet Unified School District Unlimited General Obligation
Insured: AGM
1.70%, due 8/1/29	5,285,000	4,477,919
Kern County Water Agency Improvement, District No. 4 Revenue Bonds
Series B, Insured: AGM
4.276%, due 5/1/36	4,000,000	3,738,809
Long Beach Community College District Unlimited General Obligation
Series H
2.387%, due 8/1/29	1,695,000	1,496,427
Series H
2.587%, due 8/1/31	4,870,000	4,150,712
Los Angeles Community College District, Election of 2008 Unlimited General Obligation
Series B
7.53%, due 8/1/29	6,000,000	6,589,909
Marin Community College District Unlimited General Obligation
Series B
1.89%, due 8/1/32	2,400,000	1,892,842
Series B-1
3.94%, due 8/1/34	1,835,000	1,660,338
	Principal Amount	Value

California (continued)
Oakland Unified School District, Alameda County Unlimited General Obligation
Insured: BAM
2.874%, due 8/1/35	$ 7,405,000	$ 5,867,977
Port of Oakland Revenue Bonds, Senior Lien
Series R
1.949%, due 5/1/28	4,000,000	3,548,646
Series R
2.099%, due 5/1/30	2,360,000	1,992,528
Series R
2.349%, due 5/1/33	2,590,000	2,047,912
Riverside Community College District Unlimited General Obligation
1.589%, due 8/1/28	2,500,000	2,187,210
1.785%, due 8/1/29	2,000,000	1,714,856
San Diego Community College District Unlimited General Obligation
2.113%, due 8/1/31	3,470,000	2,864,309
San Diego County Regional Transportation Commission Revenue Bonds
Series A
2.499%, due 4/1/30	1,570,000	1,380,455
San Diego Public Facilities Financing Authority, Water Utility Revenue Bonds
Series B
2.333%, due 8/1/32	1,000,000	815,284
San Francisco City & County Public Utilities Commission, Wastewater Revenue Bonds
Series B
5.60%, due 10/1/30	6,620,000	6,637,299
San Joaquin Hills Transportation Corridor Agency Revenue Bonds, Senior Lien
Series B, Insured: AGM
2.571%, due 1/15/30	1,250,000	1,085,752
San Jose Evergreen Community College District Unlimited General Obligation
Series B
6.586%, due 7/1/43	5,000,000	4,945,064
San Jose Unified School District Unlimited General Obligation
1.847%, due 8/1/33	1,685,000	1,290,499
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Ramon Valley Unified School District Unlimited General Obligation
Series 2021
2.014%, due 8/1/31	$ 2,920,000	$ 2,396,070
Santa Monica-Malibu Unified School District Unlimited General Obligation
1.51%, due 7/1/30	2,510,000	2,063,377
Silicon Valley Clean Water Revenue Bonds
Series A
1.962%, due 8/1/31	3,035,000	2,464,710
Southern California Public Power Authority, National Gas Project Revenue Bonds
Series A, Insured: AGM
5.93%, due 7/1/32	1,800,000	1,848,245
Series A, Insured: AGM
6.03%, due 7/1/32	7,030,000	7,247,388
State of California, Various Purpose Unlimited General Obligation
3.00%, due 11/1/30	3,225,000	2,853,756
Series B
5.125%, due 9/1/29	3,000,000	3,012,678
5.75%, due 10/1/31	8,000,000	8,289,347
5.875%, due 10/1/41	4,000,000	4,087,922
7.50%, due 4/1/34	4,000,000	4,562,984
State of California Department of Water Resources, Central Valley Project Revenue Bonds
Series BC
1.769%, due 12/1/34	2,425,000	1,763,230
Series BE
2.132%, due 12/1/33	7,500,000	5,833,288
University of California Revenue Bonds
Series BI
2.247%, due 5/15/34	2,480,000	1,910,689
Series BD
3.349%, due 7/1/29	8,660,000	8,006,561
Series BU
4.932%, due 5/15/34	9,000,000	8,803,686
	Principal Amount	Value

California (continued)
Vacaville Unified School District Unlimited General Obligation
1.639%, due 8/1/29	$ 2,000,000	$ 1,705,674
		195,473,413
Colorado 0.9%
City & County of Denver, Airport System Revenue Bonds
Series C
2.237%, due 11/15/30	8,020,000	6,798,900
Series C
2.617%, due 11/15/33	3,000,000	2,433,050
Park Creek Metropolitan District Revenue Bonds, Senior Lien
Series B, Insured: AGM
3.344%, due 12/1/32	1,850,000	1,613,765
		10,845,715
Connecticut 1.3%
State of Connecticut Unlimited General Obligation
Series A
2.677%, due 7/1/30	3,805,000	3,341,305
Series A
4.06%, due 6/15/30	4,600,000	4,375,184
Series A
4.657%, due 5/15/30	7,000,000	6,878,998
		14,595,487
Delaware 0.8%
County of New Castle Unlimited General Obligation
Series B
1.67%, due 7/15/29	11,430,000	9,744,202
District of Columbia 1.8%
District of Columbia Revenue Bonds
Series B
3.759%, due 7/1/29	1,870,000	1,773,991
Series B
5.153%, due 5/1/31	10,000,000	10,102,206
Series B
5.203%, due 5/1/32	8,800,000	8,889,302
		20,765,499

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	MainStay MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Florida 3.8%
Bay Laurel Center Community Development District, Water & Sewer Revenue Bonds
Series B, Insured: AGM
5.60%, due 9/1/42	$ 1,000,000	$ 992,310
Central Florida Tourism Oversight District Limited General Obligation
Series A
2.547%, due 6/1/35	1,605,000	1,227,423
City of Miami, Beach Parking Unlimited General Obligation
Series B
5.261%, due 5/1/38	2,010,000	1,991,791
City of Miramar Revenue Bonds
2.443%, due 10/1/34	1,970,000	1,524,474
2.543%, due 10/1/35	2,395,000	1,825,699
County of Broward, Airport System Revenue Bonds
Series C
2.504%, due 10/1/28	2,360,000	2,120,430
Series C
2.914%, due 10/1/32	9,255,000	7,787,422
County of Miami-Dade, Seaport Department Revenue Bonds
Series A-3, Insured: AGM
2.012%, due 10/1/31	6,940,000	5,594,562
Series A-3, Insured: AGM
2.162%, due 10/1/32	4,000,000	3,168,142
County of Miami-Dade, Aviation Revenue Bonds
Series B
2.287%, due 10/1/29	1,000,000	868,978
Series B
3.406%, due 10/1/32	1,500,000	1,315,509
County of Miami-Dade Revenue Bonds
5.499%, due 11/1/29	1,150,000	1,169,055
5.653%, due 11/1/32	2,725,000	2,789,260
Florida Development Finance Corp., UF Health Jacksonville Project Revenue Bonds
Series B, Insured: AGM
3.223%, due 2/1/32	8,500,000	7,008,258
	Principal Amount	Value

Florida (continued)
Tampa-Hillsborough County Expressway Authority Revenue Bonds
Series B, Insured: BAM
2.142%, due 7/1/31	$ 4,375,000	$ 3,578,705
		42,962,018
Georgia 1.4%
City of Atlanta, Water & Wastewater Revenue Bonds
1.637%, due 11/1/29	7,250,000	6,103,445
2.257%, due 11/1/35	5,635,000	4,395,381
Municipal Electric Authority of Georgia Revenue Bonds
Series A, Insured: AGM-CR AMBAC
5.95%, due 1/1/35	3,165,000	3,235,571
Oglethorpe Power Corp. Revenue Bonds
Insured: NATL-RE
5.534%, due 1/1/35 (b)	2,820,000	2,760,522
		16,494,919
Guam 0.1%
Port Authority of Guam Revenue Bonds
Series C
4.582%, due 7/1/28	1,000,000	945,870
Hawaii 2.2%
City & County of Honolulu, Wastewater System Revenue Bonds
Series A
1.623%, due 7/1/31	3,080,000	2,452,115
City & County of Honolulu Unlimited General Obligation
Series D
3.068%, due 10/1/30	1,980,000	1,769,216
State of Hawaii Unlimited General Obligation
Series GC
1.718%, due 10/1/30	5,500,000	4,535,855
Series GC
1.868%, due 10/1/31	6,000,000	4,848,928
Series GJ
2.042%, due 8/1/31	4,255,000	3,500,994
Series GM
4.806%, due 10/1/30	4,000,000	3,970,674
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Hawaii (continued)
State of Hawaii Unlimited General Obligation (continued)
Series GM
4.821%, due 10/1/32	$ 2,000,000	$ 1,968,658
State of Hawaii, Airports System Revenue Bonds
Series E
2.23%, due 7/1/29	2,200,000	1,922,361
		24,968,801
Illinois 5.9%
Chicago Board of Education Unlimited General Obligation
Series C, Insured: BAM
6.319%, due 11/1/29	2,000,000	2,057,814
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds
Series B, Insured: BAM
3.102%, due 12/1/30	2,100,000	1,865,916
City of Chicago Unlimited General Obligation
Series B, Insured: AGM-CR
7.375%, due 1/1/33	1,125,000	1,238,894
County of Cook Unlimited General Obligation
Series C
5.79%, due 11/15/29	1,290,000	1,294,532
Illinois Finance Authority, Ann & Robert H Lurie Children's Hospital Revenue Bonds
3.548%, due 8/15/29	2,525,000	2,346,347
3.598%, due 8/15/30	1,000,000	918,310
Illinois Housing Development Authority Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.628%, due 4/1/53	5,635,000	5,564,758
Metropolitan Pier & Exposition Authority Revenue Bonds
Series B
7.20%, due 6/15/33	11,880,000	12,205,982
	Principal Amount	Value

Illinois (continued)
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B, Insured: BAM
2.857%, due 1/1/31	$ 8,500,000	$ 7,455,029
Series B
3.107%, due 1/1/35	4,000,000	3,280,496
Sales Tax Securitization Corp. Revenue Bonds
Series C
3.23%, due 1/1/28	2,160,000	2,028,287
State of Illinois, Sales Tax Revenue Bonds, Junior Lien
Series B
2.159%, due 6/15/29	2,500,000	2,158,636
State of Illinois, Sales Tax Revenue Bonds
3.45%, due 6/15/29	3,170,000	2,918,830
State of Illinois Unlimited General Obligation
Series B
5.52%, due 4/1/38	6,950,000	6,610,279
Insured: AGM-CR
5.65%, due 12/1/38	1,666,667	1,648,049
Series 3
6.725%, due 4/1/35	6,769,231	7,025,217
State of Illinois, Build America Bonds Unlimited General Obligation
Series 5
7.35%, due 7/1/35	5,931,428	6,258,308
		66,875,684
Indiana 1.1%
Indiana Housing & Community Development Authority Revenue Bonds
Series B-3, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54 (c)	5,000,000	5,090,037
Indianapolis Local Public Improvement Bond Bank Revenue Bonds
Series A-2
5.854%, due 1/15/30	4,830,000	4,868,184
St. Joseph County Redevelopment Authority, Commission Revenue Bonds
Series B, Insured: AGM
4.991%, due 2/1/31	1,085,000	1,068,751

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	MainStay MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
St. Joseph County Redevelopment Authority, Commission Revenue Bonds (continued)
Series B, Insured: AGM
5.033%, due 2/1/32	$ 1,135,000	$ 1,114,573
Series B, Insured: AGM
5.083%, due 2/1/33	1,000,000	980,462
		13,122,007
Kentucky 0.5%
Kentucky Public Energy Authority Revenue Bonds
Series A
5.00%, due 5/1/55 (a)	5,000,000	5,200,884
Louisiana 0.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, Utilities Restoration Corp. Project Revenue Bonds
5.197%, due 9/1/39	4,929,198	4,831,875
State of Louisiana Unlimited General Obligation
Series C-1
1.804%, due 6/1/31	3,710,000	3,005,562
		7,837,437
Maryland 0.3%
County of Howard Unlimited General Obligation
Series E
1.55%, due 8/15/31	3,000,000	2,377,831
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund Revenue Bonds
Series C, Insured: State Intercept
2.207%, due 5/1/31	1,510,000	1,247,866
		3,625,697
Massachusetts 4.9%
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	11,225,000	10,660,708
	Principal Amount	Value

Massachusetts (continued)
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds (continued)
Series A
3.881%, due 1/15/31	$ 7,900,000	$ 7,337,920
Commonwealth of Massachusetts Limited General Obligation
Series E
5.50%, due 10/1/29	9,000,000	9,246,954
Series E
5.50%, due 10/1/31	5,050,000	5,224,831
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds
Series B
2.235%, due 7/1/31	7,795,000	6,298,779
Massachusetts Port Authority Revenue Bonds
Series C
1.679%, due 7/1/31	1,625,000	1,288,121
Massachusetts Water Resources Authority Revenue Bonds
Series C
1.94%, due 8/1/30	1,500,000	1,251,804
Series C
2.09%, due 8/1/31	1,055,000	863,728
Series E
2.323%, due 8/1/29	2,015,000	1,767,062
Series C
2.39%, due 8/1/33	9,380,000	7,454,292
University of Massachusetts, Building Authority Revenue Bonds, Senior Lien
Series 4
2.008%, due 11/1/31	2,730,000	2,218,257
Series 2
3.646%, due 11/1/34	2,495,000	2,186,061
		55,798,517
Michigan 0.4%
Michigan Finance Authority, Local Government Loan Program Revenue Bonds
Series E, Insured: State Aid Direct Deposit
8.369%, due 11/1/35	680,000	800,518
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan State Building Authority Revenue Bonds
Series II
1.812%, due 10/15/31	$ 3,100,000	$ 2,486,520
Series II
1.912%, due 10/15/32	1,000,000	786,218
		4,073,256
Minnesota 0.1%
Western Minnesota Municipal Power Agency Revenue Bonds
Series A
2.595%, due 1/1/29	1,000,000	907,733
Mississippi 1.8%
State of Mississippi Unlimited General Obligation
Series A
1.632%, due 11/1/31	7,000,000	5,578,455
Series B
1.699%, due 6/1/29	2,935,000	2,528,708
Series B
1.849%, due 6/1/30	2,135,000	1,803,676
Series E
1.987%, due 10/1/30	7,835,000	6,614,884
Series F
5.245%, due 11/1/34	4,075,000	3,990,514
		20,516,237
Missouri 1.0%
Missouri Highway & Transportation Commission, Federal Reimbursement State Road Revenue Bonds
Series B
5.445%, due 5/1/33	12,120,000	12,007,438
Nebraska 0.2%
City of Lincoln, Electric System Revenue Bonds
Series B
1.499%, due 9/1/30	3,000,000	2,423,682
	Principal Amount	Value

New Hampshire 1.7%
New Hampshire Business Finance Authority, Wheeling Power Co. Revenue Bonds
Series A
6.89%, due 4/1/34 (b)	$ 20,000,000	$ 20,009,052
New Jersey 1.1%
New Jersey Turnpike Authority Revenue Bonds
Series B
1.483%, due 1/1/28	2,000,000	1,766,903
Series B
1.713%, due 1/1/29	3,485,000	3,020,565
State of New Jersey Unlimited General Obligation
Series A
2.75%, due 6/1/31	3,900,000	3,341,237
Series A, Insured: BAM
2.90%, due 6/1/33	5,180,000	4,353,579
		12,482,284
New York 11.9%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation Revenue Bonds
Series B, Insured: AGM-CR
6.00%, due 10/1/30	1,855,000	1,873,223
City of New York Unlimited General Obligation
Series D
1.623%, due 8/1/28	1,210,000	1,057,676
Series D
1.623%, due 8/1/28	5,290,000	4,608,999
Series D
1.723%, due 8/1/29	230,000	196,174
Series D
1.723%, due 8/1/29	1,070,000	908,165
Series D-2
1.75%, due 3/1/30	2,450,000	2,042,335
Series D-3
1.97%, due 3/1/31	1,000,000	819,804
Series D-3
2.22%, due 3/1/35	6,000,000	4,474,934
Series A-3
2.80%, due 8/1/30	2,820,000	2,476,318
Series E-2
4.90%, due 4/1/34	2,000,000	1,940,734

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	MainStay MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
City of New York Unlimited General Obligation (continued)
Series B-2
5.514%, due 10/1/30	$ 3,880,000	$ 3,968,878
Series B-2
5.625%, due 10/1/31	2,110,000	2,171,546
Metropolitan Transportation Authority Revenue Bonds
Series B-1
6.548%, due 11/15/31	11,220,000	11,608,616
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series B-3
3.00%, due 11/1/33	9,180,000	7,609,392
Series C-3
3.35%, due 11/1/30	4,000,000	3,612,012
Series F-2
4.43%, due 2/1/29	5,280,000	5,147,877
Series A-2
4.60%, due 5/1/30	6,000,000	5,846,680
Series D-3
5.65%, due 11/1/35	6,000,000	6,077,794
New York Power Authority Revenue Bonds
Series A, Insured: AGM
5.749%, due 11/15/33	6,530,000	6,761,752
New York State Dormitory Authority, New York University Revenue Bonds
Series B
2.219%, due 7/1/35	2,000,000	1,576,661
New York State Dormitory Authority, University Facilities Revenue Bonds
Series A
2.592%, due 7/1/35	1,000,000	772,567
Series B
2.746%, due 7/1/30	6,430,000	5,635,272
New York State Dormitory Authority, Workers' Compensation Board Revenue Bonds
Series A
4.802%, due 12/1/34	9,370,000	9,141,699
	Principal Amount	Value

New York (continued)
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
Series H
5.289%, due 3/15/33	$ 6,935,000	$ 6,837,300
New York State Urban Development Corp., Sales Tax Revenue Bonds
Series B
1.75%, due 3/15/28	3,580,000	3,186,581
New York State Urban Development Corp., Personal Income Tax Revenue Bonds
Series B
1.777%, due 3/15/28	3,500,000	3,120,949
Series D
3.32%, due 3/15/29	4,990,000	4,635,971
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project Revenue Bonds
Series B, Insured: AGM-CR
3.473%, due 7/1/28	5,860,000	5,464,025
State of New York Unlimited General Obligation
Series B
2.90%, due 2/15/33	6,000,000	5,110,194
Series B
2.95%, due 2/15/34	6,750,000	5,664,949
State of New York, Build America Bonds Unlimited General Obligation
Series C
5.54%, due 3/1/30	5,000,000	5,021,079
State of New York, Mortgage Agency Revenue Bonds
Series 260, Insured: SONYMA
6.25%, due 10/1/54	6,500,000	6,651,091
		136,021,247
North Carolina 0.3%
University of North Carolina at Chapel Hill Revenue Bonds
Series C
3.327%, due 12/1/36	2,025,000	1,752,481
3.847%, due 12/1/34	1,530,000	1,387,500
		3,139,981
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio 3.8%
American Municipal Power, Inc., Combined Hydroelectric Revenue Bonds
Series B
6.424%, due 2/15/32	$ 3,455,000	$ 3,609,904
Series A
7.734%, due 2/15/33	6,000,000	6,826,563
City of Columbus Limited General Obligation
Series D
4.022%, due 4/1/35	1,135,000	1,022,421
County of Lucas Revenue Notes
6.25%, due 10/11/24	8,330,000	8,339,454
Franklin County Convention Facilities Authority Revenue Bonds
Series B
2.022%, due 12/1/30	4,795,000	3,919,931
JobsOhio Beverage System Revenue Bonds, Senior Lien
4.433%, due 1/1/33	6,410,000	6,232,475
JobsOhio Beverage System Revenue Bonds
Series B
4.532%, due 1/1/35	12,085,000	11,586,564
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group Revenue Bonds
5.25%, due 1/1/42	2,000,000	2,034,943
		43,572,255
Oklahoma 0.2%
Oklahoma Development Finance Authority, Public Service Co. of Oklahoma Revenue Bonds
4.135%, due 12/1/33	1,137,035	1,088,152
Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds
Series B, Insured: AGM
2.251%, due 1/1/32	1,300,000	1,062,870
		2,151,022
	Principal Amount	Value

Oregon 1.8%
City of Portland, Affordable Housing Project Unlimited General Obligation
Series A
4.43%, due 6/15/29	$ 2,270,000	$ 2,218,742
Oregon State Lottery Revenue Bonds
Series B
1.641%, due 4/1/28	9,500,000	8,399,227
Series B
1.875%, due 4/1/29	3,900,000	3,385,903
Series B
3.821%, due 4/1/31	3,000,000	2,792,929
State of Oregon, Department of Transportation Revenue Bonds, Senior Lien
Series B
1.66%, due 11/15/31	1,760,000	1,393,260
State of Oregon Unlimited General Obligation
Series C
1.975%, due 5/1/31	1,000,000	824,375
Tri-County Metropolitan Transportation, District of Oregon Revenue Bonds, Senior Lien
Series B
2.583%, due 9/1/36	2,100,000	1,587,899
		20,602,335
Pennsylvania 2.3%
City of Philadelphia Unlimited General Obligation
Series B, Insured: AGM
1.618%, due 7/15/29	2,505,000	2,106,941
Series B, Insured: AGM
1.738%, due 7/15/30	2,250,000	1,843,553
City of Philadelphia, Water & Wastewater Revenue Bonds
Series B
2.034%, due 11/1/31	1,000,000	834,519
City of Pittsburgh Unlimited General Obligation
Series B
1.619%, due 9/1/29	1,570,000	1,322,793

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	MainStay MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Commonwealth of Pennsylvania Unlimited General Obligation
Series 1
1.625%, due 8/1/28	$ 9,175,000	$ 8,033,137
Series 1
2.05%, due 8/1/31	5,020,000	4,138,265
County of Allegheny Unlimited General Obligation
Series C-79
1.786%, due 11/1/30	1,000,000	821,402
Erie City Water Authority Revenue Bonds
Series D, Insured: AGM
1.961%, due 12/1/30	2,945,000	2,415,011
Reading Area Water Authority Revenue Bonds
Insured: BAM
2.952%, due 12/1/36	3,600,000	2,850,704
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue Bonds
Series C
2.629%, due 9/15/33	2,000,000	1,637,798
		26,004,123
Rhode Island 0.4%
Rhode Island Student Loan Authority Revenue Bonds, Senior Lien
Series 1
5.797%, due 12/1/33	1,400,000	1,379,664
State of Rhode Island Unlimited General Obligation
Series B
5.00%, due 8/1/29	3,145,000	3,157,916
		4,537,580
South Carolina 0.3%
South Carolina Public Service Authority, Santee Cooper Project Revenue Bonds
Series F, Insured: AGM-CR
5.74%, due 1/1/30	3,690,000	3,731,234
	Principal Amount	Value

Tennessee 0.7%
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Revenue Bonds
Series D
4.98%, due 7/1/29	$ 1,315,000	$ 1,314,607
Series D
5.03%, due 7/1/30	1,000,000	1,000,039
Series D
5.068%, due 7/1/31	1,600,000	1,598,814
Series D
5.168%, due 7/1/33	1,550,000	1,548,286
State of Tennessee Unlimited General Obligation
Series B
1.925%, due 11/1/34	1,500,000	1,117,505
Series B
1.975%, due 11/1/35	1,500,000	1,090,925
		7,670,176
Texas 7.4%
City of Corpus Christi, Utility System Revenue Bonds, Junior Lien
Series B
2.166%, due 7/15/32	2,500,000	1,985,155
City of Dallas, Waterworks & Sewer System Revenue Bonds
Series B
3.648%, due 10/1/30	2,000,000	1,859,361
City of Houston, Combined Utility System Revenue Bonds, First Lien
Series D
1.972%, due 11/15/34	1,000,000	733,711
Series D
2.022%, due 11/15/35	2,000,000	1,431,157
Series B
3.828%, due 5/15/28	3,025,000	2,935,664
City of Houston, Airport System Revenue Bonds, Sub. Lien
Series C
2.485%, due 7/1/32	1,470,000	1,207,931
City of Midland Limited General Obligation
Series A
3.601%, due 3/1/31	1,420,000	1,320,976
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
City of San Antonio Limited General Obligation
Series 2020
1.433%, due 2/1/28	$ 2,000,000	$ 1,757,255
Clint Independent School District Unlimited General Obligation
Insured: PSF-GTD
1.991%, due 2/15/36	1,820,000	1,300,552
County of Bexar, Combined Venue Tax Revenue Bonds
Insured: AGM
2.434%, due 8/15/33	1,000,000	773,858
Dallas Area Rapid Transit Revenue Bonds
Series C
1.846%, due 12/1/30	3,825,000	3,184,551
Series C
1.946%, due 12/1/31	4,230,000	3,444,960
Series C
2.046%, due 12/1/32	2,035,000	1,624,882
Series C
2.096%, due 12/1/33	1,250,000	976,165
Dallas Fort Worth International Airport Revenue Bonds
Series C
2.246%, due 11/1/31	2,585,000	2,122,754
Series A
2.454%, due 11/1/29	1,000,000	875,894
Series C
2.591%, due 11/1/33	4,300,000	3,454,060
Dallas Independent School District Unlimited General Obligation
Series B, Insured: PSF-GTD
1.935%, due 8/15/30	4,875,000	4,116,589
Manor Independent School District Unlimited General Obligation
Series B, Insured: PSF-GTD
5.00%, due 8/1/29	2,000,000	1,998,146
Prosper Independent School District Unlimited General Obligation
Insured: PSF-GTD
1.429%, due 2/15/30	3,380,000	2,770,725
State of Texas, Public Finance Authority Unlimited General Obligation
Series B
1.844%, due 10/1/30	4,000,000	3,336,034
	Principal Amount	Value

Texas (continued)
State of Texas, Public Finance Authority Unlimited General Obligation (continued)
2.526%, due 10/1/31	$ 7,500,000	$ 6,384,309
2.746%, due 10/1/33	1,000,000	829,139
Series B
3.00%, due 10/1/29	3,000,000	2,739,020
4.68%, due 10/1/32	7,470,000	7,304,188
4.90%, due 10/1/35	5,100,000	4,989,569
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
Series A-1
5.102%, due 4/1/35	18,430,763	18,243,896
Texas Tech University System Revenue Bonds
1.653%, due 2/15/29	1,250,000	1,075,395
		84,775,896
U.S. Virgin Islands 0.5%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds
Series B
6.00%, due 10/1/25	5,875,000	5,795,509
Utah 1.0%
County of Salt Lake, Convention Hotel Revenue Bonds
5.25%, due 10/1/34 (b)	3,610,000	3,232,611
Intermountain Power Agency Revenue Bonds
Series B
4.978%, due 7/1/31	1,020,000	1,007,770
Series B
5.228%, due 7/1/35	2,520,000	2,486,019
Utah Board of Higher Education Revenue Bonds
Series B
1.656%, due 8/1/31	1,000,000	794,276
Utah Transit Authority Revenue Bonds
2.289%, due 12/15/32	4,360,000	3,524,430
		11,045,106

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	MainStay MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Virginia 1.0%
City of Norfolk Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.854%, due 10/1/34	$ 2,255,000	$ 1,856,745
Farmville Industrial Development Authority, Longwood University Student Housing Project Revenue Bonds
Series B
5.00%, due 1/1/34	1,995,000	1,794,953
Toll Road Investors Partnership II LP
Series A, Insured: AGM
(zero coupon), due 2/15/41 (b)	10,000,000	2,580,671
Virginia College Building Authority, 21st Century College & Equipment Programs Revenue Bonds
Series B
1.865%, due 2/1/31	3,000,000	2,464,426
Virginia Public Building Authority Revenue Bonds
Series C
2.563%, due 8/1/29	2,700,000	2,401,947
		11,098,742
Washington 1.1%
County of King, Sewer Revenue Bonds
Series A
2.091%, due 7/1/34	1,880,000	1,434,174
Series B
2.43%, due 1/1/39	1,235,000	872,961
County of King Limited General Obligation
Series C
4.932%, due 12/1/31	1,600,000	1,587,322
Series C
4.982%, due 12/1/32	1,650,000	1,635,023
Series C
5.112%, due 12/1/34	1,550,000	1,538,217
County of Pierce, Sewer Revenue Bonds
Series B
2.467%, due 8/1/37	1,000,000	735,334
	Principal Amount	Value

Washington (continued)
Energy Northwest, Bonneville Power Administration Revenue Bonds
Series B
2.166%, due 7/1/32	$ 2,740,000	$ 2,193,963
Spokane Public Facilities District, Sales & Lodging tax Revenue Bonds
Series B
1.996%, due 12/1/30	3,050,000	2,549,463
		12,546,457
West Virginia 0.1%
County of Ohio, Special District Excise Tax Revenue Bonds
Series A
4.00%, due 3/1/40	2,200,000	1,605,234
Wisconsin 0.3%
State of Wisconsin Unlimited General Obligation
Series 2
2.614%, due 5/1/32	4,250,000	3,592,106
Total Municipal Bonds (Cost $983,264,016)		981,546,355
U.S. Government & Federal Agencies 0.0% ‡
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0% ‡
FHLMC Gold Pools, 30 Year
4.00%, due 10/1/48	105,513	95,798
6.50%, due 4/1/37	21,649	22,373
		118,171
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/31	59,351	60,159
Total U.S. Government & Federal Agencies (Cost $187,912)		178,330
Total Long-Term Bonds (Cost $1,083,122,696)		1,079,482,649

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Shares	Value

Short-Term Investments 3.6%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 5.242% (d)	5,983,275	$ 5,983,275

	Principal Amount

Commercial Paper 0.9%
City of Hope
5.883%, due 5/22/24	$ 10,000,000	9,964,357
Short-Term Municipal Notes 2.2%
Mizuho Floater (b)(e)
5.72%, due 12/1/52	4,750,000	4,750,000
5.72%, due 12/1/62	8,750,000	8,750,000
New Hampshire Business Finance Authority
5.58%, due 2/1/29 (b)(e)	12,000,000	12,000,000
Total Short-Term Municipal Notes (Cost $25,500,000)		25,500,000
Total Short-Term Investments (Cost $41,449,150)		41,447,632
Total Investments (Cost $1,124,571,846)	98.1%	1,120,930,281
Other Assets, Less Liabilities	1.9	21,137,436
Net Assets	100.0%	$ 1,142,067,717

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2024.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Delayed delivery security.
(d)	Current yield as of April 30, 2024.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	MainStay MacKay U.S. Infrastructure Bond Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 826	$ 374,180	$ (369,023)	$ —	$ —	$ 5,983	$ 505	$ —	5,983
Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SONYMA—State of New York Mortgage Agency
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 97,757,964	$ —	$ 97,757,964
Municipal Bonds	—	981,546,355	—	981,546,355
U.S. Government & Federal Agencies	—	178,330	—	178,330
Total Long-Term Bonds	—	1,079,482,649	—	1,079,482,649
Short-Term Investments
Affiliated Investment Company	5,983,275	—	—	5,983,275
Commercial Paper	—	9,964,357	—	9,964,357
Short-Term Municipal Notes	—	25,500,000	—	25,500,000
Total Short-Term Investments	5,983,275	35,464,357	—	41,447,632
Total Investments in Securities	$ 5,983,275	$ 1,114,947,006	$ —	$ 1,120,930,281

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Assets and Liabilities as of April 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,118,588,571)	$1,114,947,006
Investment in affiliated investment companies, at value (identified cost $5,983,275)	5,983,275
Cash	12,343,510
Due from custodian	2,694,916
Receivables:
Dividends and interest	11,862,785
Investment securities sold	8,497,887
Fund shares sold	3,756,328
Other assets	152,596
Total assets	1,160,238,303
Liabilities
Payables:
Investment securities purchased	13,166,190
Fund shares redeemed	3,472,046
Manager (See Note 3)	399,367
Transfer agent (See Note 3)	264,572
Custodian	33,854
Professional fees	30,762
NYLIFE Distributors (See Note 3)	25,036
Accrued expenses	50
Distributions payable	778,709
Total liabilities	18,170,586
Net assets	$1,142,067,717
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$ 1,553,182
Additional paid-in-capital	1,242,646,884
1,244,200,066
Total distributable earnings (loss)	(102,132,349)
Net assets	$1,142,067,717
Class A
Net assets applicable to outstanding shares	$ 85,403,328
Shares of beneficial interest outstanding	11,735,177
Net asset value per share outstanding	$ 7.28
Maximum sales charge (3.00% of offering price)	0.23
Maximum offering price per share outstanding	$ 7.51
Investor Class
Net assets applicable to outstanding shares	$ 13,002,403
Shares of beneficial interest outstanding	1,778,441
Net asset value per share outstanding	$ 7.31
Maximum sales charge (2.50% of offering price)	0.19
Maximum offering price per share outstanding	$ 7.50
Class C
Net assets applicable to outstanding shares	$ 5,640,389
Shares of beneficial interest outstanding	775,570
Net asset value and offering price per share outstanding	$ 7.27
Class I
Net assets applicable to outstanding shares	$758,516,900
Shares of beneficial interest outstanding	103,066,628
Net asset value and offering price per share outstanding	$ 7.36
Class R6
Net assets applicable to outstanding shares	$279,504,697
Shares of beneficial interest outstanding	37,962,423
Net asset value and offering price per share outstanding	$ 7.36

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	MainStay MacKay U.S. Infrastructure Bond Fund

Statement of Operations for the six months ended April 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Interest	$25,878,443
Dividends-affiliated	504,887
Total income	26,383,330
Expenses
Manager (See Note 3)	2,539,717
Transfer agent (See Note 3)	751,350
Distribution/Service—Class A (See Note 3)	104,692
Distribution/Service—Investor Class (See Note 3)	16,659
Distribution/Service—Class B (See Note 3)(a)	772
Distribution/Service—Class C (See Note 3)	28,120
Registration	88,324
Professional fees	61,678
Custodian	36,272
Shareholder communication	24,260
Trustees	12,125
Miscellaneous	17,317
Total expenses before waiver/reimbursement	3,681,286
Expense waiver/reimbursement from Manager (See Note 3)	(445,687)
Net expenses	3,235,599
Net investment income (loss)	23,147,731
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	(6,467,436)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	29,513,600
Net realized and unrealized gain (loss)	23,046,164
Net increase (decrease) in net assets resulting from operations	$46,193,895

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Statements of Changes in Net Assets
for the six months ended April 30, 2024 (Unaudited) and the year ended October 31, 2023
	Six months ended April 30, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 23,147,731	$ 29,156,942
Net realized gain (loss)	(6,467,436)	(26,791,024)
Net change in unrealized appreciation (depreciation)	29,513,600	(2,641,992)
Net increase (decrease) in net assets resulting from operations	46,193,895	(276,074)
Distributions to shareholders:
Class A	(1,783,398)	(3,190,609)
Investor Class	(266,072)	(522,064)
Class B(a)	(2,580)	(14,468)
Class C	(91,287)	(171,500)
Class I	(15,983,298)	(20,530,573)
Class R6	(5,057,763)	(4,837,944)
Total distributions to shareholders	(23,184,398)	(29,267,158)
Capital share transactions:
Net proceeds from sales of shares	464,143,458	673,028,663
Net asset value of shares issued to shareholders in reinvestment of distributions	18,469,830	22,229,651
Cost of shares redeemed	(269,920,017)	(264,606,267)
Increase (decrease) in net assets derived from capital share transactions	212,693,271	430,652,047
Net increase (decrease) in net assets	235,702,768	401,108,815
Net Assets
Beginning of period	906,364,949	505,256,134
End of period	$1,142,067,717	$ 906,364,949

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	MainStay MacKay U.S. Infrastructure Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class A		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 7.07	$ 7.20	$ 8.74	$ 8.77	$ 8.64	$ 7.93
Net investment income (loss) (a)	0.16	0.30	0.18	0.13	0.16	0.21
Net realized and unrealized gain (loss)	0.21	(0.13)	(1.47)	0.07	0.14	0.71
Total from investment operations	0.37	0.17	(1.29)	0.20	0.30	0.92
Less distributions:
From net investment income	(0.16)	(0.30)	(0.18)	(0.13)	(0.17)	(0.21)
From net realized gain on investments	—	—	(0.07)	(0.10)	—	—
Return of capital	—	—	—	—	—	(0.00)‡
Total distributions	(0.16)	(0.30)	(0.25)	(0.23)	(0.17)	(0.21)
Net asset value at end of period	$ 7.28	$ 7.07	$ 7.20	$ 8.74	$ 8.77	$ 8.64
Total investment return (b)	5.17%	2.26%	(14.98)%	2.36%	3.45%	11.76%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.25%††	4.04%	2.20%	1.49%	1.84%	2.52%
Net expenses (c)	0.85%††	0.85%	0.85%	0.85%	0.85%	0.89%
Expenses (before waiver/reimbursement) (c)	0.96%††	0.99%	0.98%	0.96%	0.98%	1.02%
Portfolio turnover rate (d)	47%	130%	170%	51%	89%	124%
Net assets at end of period (in 000’s)	$ 85,403	$ 78,068	$ 75,780	$ 111,626	$ 103,475	$ 84,513

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Investor Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 7.10	$ 7.24	$ 8.78	$ 8.81	$ 8.68	$ 7.97
Net investment income (loss) (a)	0.15	0.28	0.16	0.10	0.14	0.19
Net realized and unrealized gain (loss)	0.21	(0.14)	(1.47)	0.07	0.13	0.71
Total from investment operations	0.36	0.14	(1.31)	0.17	0.27	0.90
Less distributions:
From net investment income	(0.15)	(0.28)	(0.16)	(0.10)	(0.14)	(0.19)
From net realized gain on investments	—	—	(0.07)	(0.10)	—	—
Return of capital	—	—	—	—	—	(0.00)‡
Total distributions	(0.15)	(0.28)	(0.23)	(0.20)	(0.14)	(0.19)
Net asset value at end of period	$ 7.31	$ 7.10	$ 7.24	$ 8.78	$ 8.81	$ 8.68
Total investment return (b)	5.01%	1.80%	(15.14)%	2.02%	3.14%	11.36%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.99%††	3.72%	1.95%	1.16%	1.57%	2.21%
Net expenses (c)	1.10%††	1.15%	1.12%	1.17%	1.15%	1.21%
Expenses (before waiver/reimbursement) (c)	1.33%††	1.37%	1.25%	1.33%	1.28%	1.35%
Portfolio turnover rate (d)	47%	130%	170%	51%	89%	124%
Net assets at end of period (in 000's)	$ 13,002	$ 13,066	$ 13,974	$ 17,994	$ 19,459	$ 20,520

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	MainStay MacKay U.S. Infrastructure Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class C		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 7.07	$ 7.20	$ 8.74	$ 8.77	$ 8.64	$ 7.93
Net investment income (loss) (a)	0.12	0.22	0.11	0.04	0.08	0.12
Net realized and unrealized gain (loss)	0.20	(0.13)	(1.48)	0.07	0.13	0.71
Total from investment operations	0.32	0.09	(1.37)	0.11	0.21	0.83
Less distributions:
From net investment income	(0.12)	(0.22)	(0.10)	(0.04)	(0.08)	(0.12)
From net realized gain on investments	—	—	(0.07)	(0.10)	—	—
Return of capital	—	—	—	—	—	(0.00)‡
Total distributions	(0.12)	(0.22)	(0.17)	(0.14)	(0.08)	(0.12)
Net asset value at end of period	$ 7.27	$ 7.07	$ 7.20	$ 8.74	$ 8.77	$ 8.64
Total investment return (b)	4.50%	1.19%	(15.84)%	1.27%	2.38%	10.59%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.24%††	2.98%	1.38%	0.42%	0.88%	1.47%
Net expenses (c)	1.86%††	1.91%	1.87%	1.92%	1.90%	1.96%
Expenses (before waiver/reimbursement) (c)	2.08%††	2.13%	2.00%	2.08%	2.02%	2.10%
Portfolio turnover rate (d)	47%	130%	170%	51%	89%	124%
Net assets at end of period (in 000’s)	$ 5,640	$ 4,734	$ 7,037	$ 6,481	$ 8,708	$ 14,152

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class I		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 7.15	$ 7.28	$ 8.84	$ 8.87	$ 8.73	$ 8.02
Net investment income (loss) (a)	0.16	0.32	0.20	0.15	0.17	0.24
Net realized and unrealized gain (loss)	0.22	(0.13)	(1.49)	0.07	0.16	0.71
Total from investment operations	0.38	0.19	(1.29)	0.22	0.33	0.95
Less distributions:
From net investment income	(0.17)	(0.32)	(0.20)	(0.15)	(0.19)	(0.24)
From net realized gain on investments	—	—	(0.07)	(0.10)	—	—
Return of capital	—	—	—	—	—	(0.00)‡
Total distributions	(0.17)	(0.32)	(0.27)	(0.25)	(0.19)	(0.24)
Net asset value at end of period	$ 7.36	$ 7.15	$ 7.28	$ 8.84	$ 8.87	$ 8.73
Total investment return (b)	5.23%	2.48%	(14.83)%	2.58%	3.78%	11.95%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.44%††	4.24%	2.47%	1.71%	1.97%	2.64%
Net expenses (c)	0.60%††	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses (before waiver/reimbursement) (c)	0.71%††	0.74%	0.73%	0.71%	0.72%	0.74%
Portfolio turnover rate (d)	47%	130%	170%	51%	89%	124%
Net assets at end of period (in 000’s)	$ 758,517	$ 683,014	$ 297,386	$ 329,021	$ 292,000	$ 177,305

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	MainStay MacKay U.S. Infrastructure Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,			November 1, 2019^ through October 31,
Class R6		2023	2022	2021	2020
Net asset value at beginning of period	$ 7.16	$ 7.29	$ 8.84	$ 8.87	$ 8.72
Net investment income (loss) (a)	0.17	0.32	0.20	0.16	0.19
Net realized and unrealized gain (loss)	0.20	(0.13)	(1.47)	0.07	0.15
Total from investment operations	0.37	0.19	(1.27)	0.23	0.34
Less distributions:
From net investment income	(0.17)	(0.32)	(0.21)	(0.16)	(0.19)
From net realized gain on investments	—	—	(0.07)	(0.10)	—
Total distributions	(0.17)	(0.32)	(0.28)	(0.26)	(0.19)
Net asset value at end of period	$ 7.36	$ 7.16	$ 7.29	$ 8.84	$ 8.87
Total investment return (b)	5.12%	2.55%	(14.66)%	2.65%	3.85%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.50%††	4.30%	2.50%	1.77%	2.16%
Net expenses (c)	0.53%††(d)	0.53%	0.53%	0.53%	0.53%
Expenses (before waiver/reimbursement) (c)	0.53%††	0.56%	0.57%	0.56%	0.58%
Portfolio turnover rate (e)	47%	130%	170%	51%	89%
Net assets at end of period (in 000’s)	$ 279,505	$ 127,190	$ 110,457	$ 149,500	$ 83,204

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
The MainStay Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the MainStay MacKay U.S. Infrastructure Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	January 2, 2004
Class R6	November 1, 2019
Effective at the close of business on February 20, 2024, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. A CDSC of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Investments in Class C shares are subject to a purchase maximum of $250,000. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

32	MainStay MacKay U.S. Infrastructure Bond Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value.
Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of
33

Notes to Financial Statements (Unaudited) (continued)
market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

34	MainStay MacKay U.S. Infrastructure Bond Fund

(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.
(I) Government, Infrastructure Investment and Municipal Bond Risk.  Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money because the Fund may be unable to invest in higher yielding assets. The Fund is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Fund’s investments in infrastructure-related securities will expose the Fund to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.
Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities.
Municipalities continue to experience political, economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund’s net asset value, and/or the distributions paid by the Fund.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable
35

Notes to Financial Statements (Unaudited) (continued)
to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.50% up to $500 million; 0.475% from $500 million to $1 billion; and 0.45% in excess of $1 billion. During the six-month period ended April 30, 2024, the effective management fee rate was 0.49% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 0.85% and Class R6, 0.53%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of basis points of the Class A shares waiver/ reimbursement to Investor Class, Class C and Class I shares. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2024, New York Life Investments earned fees from the Fund in the amount of $2,539,717 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $445,687 and paid the Subadvisor fees in the amount of $1,047,015.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2024, were $2,747 and $191, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2024, of $10,403 and $393, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the

36	MainStay MacKay U.S. Infrastructure Bond Fund

aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$ 72,497	$ —
Investor Class	35,941	(7,496)
Class B*	386	(72)
Class C	15,323	(3,257)
Class I	622,715	—
Class R6	4,488	—

*	Effective at the close of business on February 20, 2024, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule .
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$24,459	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,126,205,861	$5,973,476	$(11,249,056)	$(5,275,580)
As of October 31, 2023, for federal income tax purposes, capital loss carryforwards of $90,426,252, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$53,934	$36,492
During the year ended October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$29,267,158
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 25, 2023, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 23, 2024, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 25, 2023, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
37

Notes to Financial Statements (Unaudited) (continued)
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2024, purchases and sales of securities, other than short-term securities, were $681,637 and $482,853, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2024 and the year ended October 31, 2023, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	2,349,339	$ 17,428,093
Shares issued to shareholders in reinvestment of distributions	219,408	1,626,732
Shares redeemed	(1,941,683)	(14,355,840)
Net increase (decrease) in shares outstanding before conversion	627,064	4,698,985
Shares converted into Class A (See Note 1)	80,391	597,208
Shares converted from Class A (See Note 1)	(12,421)	(92,409)
Net increase (decrease)	695,034	$ 5,203,784
Year ended October 31, 2023:
Shares sold	3,242,640	$ 24,038,951
Shares issued to shareholders in reinvestment of distributions	392,218	2,894,696
Shares redeemed	(3,218,969)	(23,728,902)
Net increase (decrease) in shares outstanding before conversion	415,889	3,204,745
Shares converted into Class A (See Note 1)	108,943	809,230
Shares converted from Class A (See Note 1)	(6,067)	(46,047)
Net increase (decrease)	518,765	$ 3,967,928

Investor Class	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	16,750	$ 123,770
Shares issued to shareholders in reinvestment of distributions	34,594	257,577
Shares redeemed	(92,907)	(690,361)
Net increase (decrease) in shares outstanding before conversion	(41,563)	(309,014)
Shares converted into Investor Class (See Note 1)	18,656	138,737
Shares converted from Investor Class (See Note 1)	(37,875)	(282,879)
Net increase (decrease)	(60,782)	$ (453,156)
Year ended October 31, 2023:
Shares sold	58,734	$ 439,185
Shares issued to shareholders in reinvestment of distributions	68,232	506,179
Shares redeemed	(190,031)	(1,411,925)
Net increase (decrease) in shares outstanding before conversion	(63,065)	(466,561)
Shares converted into Investor Class (See Note 1)	31,293	231,512
Shares converted from Investor Class (See Note 1)	(60,321)	(451,493)
Net increase (decrease)	(92,093)	$ (686,542)

Class B	Shares	Amount
Six-month period ended April 30, 2024: (a)
Shares sold	8	$ 117
Shares issued to shareholders in reinvestment of distributions	286	2,128
Shares redeemed	(2,259)	(16,753)
Net increase (decrease) in shares outstanding before conversion	(1,965)	(14,508)
Shares converted from Class B (See Note 1)	(39,576)	(292,914)
Net increase (decrease)	(41,541)	$ (307,422)
Year ended October 31, 2023:
Shares sold	48	$ 459
Shares issued to shareholders in reinvestment of distributions	1,862	13,788
Shares redeemed	(7,935)	(58,774)
Net increase (decrease) in shares outstanding before conversion	(6,025)	(44,527)
Shares converted from Class B (See Note 1)	(38,870)	(286,065)
Net increase (decrease)	(44,895)	$ (330,592)

38	MainStay MacKay U.S. Infrastructure Bond Fund

Class C	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	277,070	$ 2,041,649
Shares issued to shareholders in reinvestment of distributions	11,488	85,125
Shares redeemed	(161,302)	(1,184,059)
Net increase (decrease) in shares outstanding before conversion	127,256	942,715
Shares converted from Class C (See Note 1)	(21,507)	(160,152)
Net increase (decrease)	105,749	$ 782,563
Year ended October 31, 2023:
Shares sold	259,903	$ 1,923,254
Shares issued to shareholders in reinvestment of distributions	22,463	165,942
Shares redeemed	(568,869)	(4,205,610)
Net increase (decrease) in shares outstanding before conversion	(286,503)	(2,116,414)
Shares converted from Class C (See Note 1)	(21,091)	(155,454)
Net increase (decrease)	(307,594)	$ (2,271,868)

Class I	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	36,429,106	$ 272,599,114
Shares issued to shareholders in reinvestment of distributions	1,933,924	14,493,297
Shares redeemed	(30,821,880)	(230,389,691)
Net increase (decrease) in shares outstanding before conversion	7,541,150	56,702,720
Shares converted into Class I (See Note 1)	12,288	92,409
Net increase (decrease)	7,553,438	$ 56,795,129
Year ended October 31, 2023:
Shares sold	78,116,291	$ 585,268,003
Shares issued to shareholders in reinvestment of distributions	2,482,267	18,466,059
Shares redeemed	(25,920,656)	(193,052,091)
Net increase (decrease) in shares outstanding before conversion	54,677,902	410,681,971
Shares converted into Class I (See Note 1)	5,996	46,047
Net increase (decrease)	54,683,898	$ 410,728,018

Class R6	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	23,048,826	$ 171,950,715
Shares issued to shareholders in reinvestment of distributions	267,252	2,004,971
Shares redeemed	(3,126,790)	(23,283,313)
Net increase (decrease)	20,189,288	$ 150,672,373
Year ended October 31, 2023:
Shares sold	8,280,249	$ 61,358,811
Shares issued to shareholders in reinvestment of distributions	24,490	182,987
Shares redeemed	(5,666,639)	(42,148,965)
Net increase (decrease) in shares outstanding before conversion	2,638,100	19,392,833
Shares converted from Class R6 (See Note 1)	(19,584)	(147,730)
Net increase (decrease)	2,618,516	$ 19,245,103

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
Note 10–Other Matters
As of the date of this report, the Fund faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Fund's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Fund's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2024, events and transactions subsequent to April 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
39

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited)
The continuation of the Management Agreement with respect to the MainStay MacKay U.S. Infrastructure Bond Fund (“Fund”) and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and MacKay Shields LLC (“MacKay”) with respect to the Fund (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of The MainStay Funds (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 6–7, 2023 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and MacKay in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2023 through December 2023, including information and materials furnished by New York Life Investments and MacKay in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on the Fund and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on the Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or MacKay that follow investment strategies similar to those of the Fund, if any, and, when applicable, the rationale for differences in the Fund’s management and subadvisory fees and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of the Fund and investment-related matters for the Fund as well as presentations from New York Life Investments and, generally annually, MacKay personnel.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to the Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2023 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding the Fund’s distribution arrangements.  In addition, the Board received information regarding the Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share classes of the Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and MacKay; (ii) the qualifications of the portfolio managers of the Fund and the historical investment performance of the Fund, New York Life Investments and MacKay; (iii) the costs of the services provided, and profits realized, by New York Life Investments and MacKay with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between the Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of the Fund’s management fee and total ordinary operating expenses as compared to the peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the MainStay Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing the Fund.  With respect to the Subadvisory Agreement, the Board took into account New York Life Investments’ recommendation to approve the continuation of the Subadvisory Agreement.

40	MainStay MacKay U.S. Infrastructure Bond Fund

The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and MacKay.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and MacKay resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the MainStay Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the MainStay Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that the Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 6–7, 2023 meeting are summarized in more detail below.
Nature, Extent and Quality of Services Provided by New York Life Investments and MacKay
The Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of the Fund and considered that the Fund operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by MacKay, evaluating the performance of MacKay, making recommendations to the Board as to whether the Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to the Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to the Fund, including New York Life Investments’ oversight and due diligence reviews of MacKay and ongoing analysis of, and interactions with, MacKay with respect to, among other things, the Fund’s investment performance and risks as well as MacKay’s investment capabilities and subadvisory services with respect to the Fund.
The Board also considered the range of services that New York Life Investments provides to the Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including supervision and implementation of the Fund’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to the Fund and has over time provided an increasingly broad array of non-advisory services to the MainStay Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that MacKay provides to the Fund and considered the terms of each of the Advisory Agreements.  The Board evaluated MacKay’s experience and performance in serving as subadvisor to the Fund and advising other portfolios and MacKay’s track record and experience in providing investment advisory services as well as the experience of investment advisory, senior management and/or administrative personnel at MacKay.  The Board considered New York Life Investments’ and MacKay’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and MacKay and acknowledged their commitment to further developing and strengthening compliance programs that may relate to the Fund.  The Board also considered MacKay’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the Fund.  In this regard, the Board considered the qualifications and experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.
In addition, the Board considered information provided by New York Life Investments and MacKay regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that the Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating the Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective, strategies and risks.  The Board considered investment reports on, and analysis of, the Fund’s performance provided to the Board throughout the year.  These reports include, among other
41

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to a relevant investment category and the Fund’s benchmarks, the Fund’s risk-adjusted investment performance and the Fund’s investment performance as compared to peer funds, as appropriate, as well as portfolio attribution information and commentary on the effect of market conditions.  The Board also considered information provided by ISS showing the investment performance of the Fund as compared to peer funds.  In addition, the Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.
The Board also took into account its discussions with senior management at New York Life Investments concerning the Fund’s investment performance over various periods as well as discussions between representatives of MacKay and the members of the Board’s Investment Committee, which generally occur on an annual basis.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and MacKay
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund as well as of New York Life Investments and its affiliates due to their relationships with the MainStay Group of Funds.  Because MacKay is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the Fund, the Board considered cost and profitability information for New York Life Investments and MacKay in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and MacKay, and profitability of New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’, including MacKay’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Fund, and that New York Life Investments is responsible for paying the subadvisory fee for the Fund.  The Board also considered the financial resources of New York Life Investments and MacKay and acknowledged that New York Life Investments and MacKay must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and MacKay to continue to provide high-quality services to the Fund.  The Board recognized that the Fund benefits from the allocation of certain fixed costs among the funds in the MainStay Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the MainStay Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to the Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund, including reputational and other indirect benefits.  The Board recognized, for example, the benefits to MacKay from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to MacKay in exchange for commissions paid by the Fund with respect to trades in the Fund’s portfolio securities.] In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that serves as an investment option for the Fund, including the potential rationale for and costs associated with investments in this money market fund by the Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to the Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing the Fund, New York Life Investments’ affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund’s transfer agent and distributor.  The Board considered information about these other revenues and their impact on the profitability of the relationship with the Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with the Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with the Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.

42	MainStay MacKay U.S. Infrastructure Bond Fund

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with the Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including MacKay, are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and the Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to MacKay is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments.
In assessing the reasonableness of the Fund’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.  In addition, the Board considered information provided by New York Life Investments and MacKay on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the Fund, if any.  The Board considered the contractual management fee schedule for the Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as the Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, and voluntary waivers and expense limitation arrangements on the Fund’s net management fee and expenses.  The Board also considered that in proposing fees for the Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2023 meeting, regarding the reasonableness of the Fund’s transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and the Fund’s transfer agent, charges the Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to the Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of the Fund.  The Board acknowledged the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
Based on the factors outlined above, among other considerations, the Board concluded that the Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Fund and whether the Fund’s management fee and expense structure permits any economies of scale to be appropriately shared with the Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the MainStay Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to the Fund.  The Board reviewed information from New York Life Investments showing how the Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how the Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of the Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements.
43

Discussion of the Operation and Effectiveness of the Fund's Liquidity Risk Management Program (Unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”), which New York Life Investment Management LLC believes is reasonably designed to assess and manage the Fund's liquidity risk. A Fund's liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Board of Trustees of The MainStay Funds (the "Board") previously approved the designation of New York Life Investment Management LLC as administrator of the Program (the “Administrator”). The Administrator has established a Liquidity Risk Management Committee to assist the Administrator in the implementation and day-to-day administration of the Program and to otherwise support the Administrator in fulfilling its responsibilities under the Program.
At a meeting of the Board held on February 27, 2024, the Administrator provided the Board with a written report addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2023, through December 31, 2023 (the "Review Period"), as required under the Liquidity Rule. The report noted that the Administrator concluded that (i) the Program operated effectively to assess and manage the Fund's liquidity risk, (ii) the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund's liquidity developments and (iii) the Fund's investment strategy continues to be appropriate for an open-end fund. In addition, the report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and the liquidity classification methodologies, and discussed notable geopolitical, market and other economic events that impacted liquidity risk during the Review Period.
In accordance with the Program, the Fund's liquidity risk is assessed no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections, and (iii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The Administrator has delegated liquidity classification determinations to the Fund’s subadvisor, subject to appropriate oversight by the Administrator, and liquidity classification determinations are made by taking into account the Fund's reasonably anticipated trade size, various market, trading and investment-specific considerations, as well as market depth, and, in certain cases, third-party vendor data.
The Liquidity Rule requires funds that do not primarily hold assets that are highly liquid investments to adopt a minimum amount of net assets that must be invested in highly liquid investments that are assets (an “HLIM”). In addition, the Liquidity Rule limits a fund's investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if, immediately after acquisition, doing so would result in a fund holding more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to determine, periodically review and comply with the HLIM requirement, as applicable, and to comply with the 15% limit on illiquid investments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
44	MainStay MacKay U.S. Infrastructure Bond Fund

Proxy Voting Policies and Procedures and Proxy Voting Record
The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. A description of the policies and procedures that are used to vote proxies relating to portfolio securities of the Fund is available free of charge upon request by calling 800-624-6782 or visiting the SEC’s website at www.sec.gov. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund's holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.
45

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MainStay Funds
Equity
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund
MainStay Fiera SMID Growth Fund
MainStay PineStone U.S. Equity Fund
MainStay S&P 500 Index Fund
MainStay Winslow Large Cap Growth Fund
MainStay WMC Enduring Capital Fund
MainStay WMC Growth Fund
MainStay WMC Small Companies Fund
MainStay WMC Value Fund
International Equity
MainStay Epoch International Choice Fund
MainStay PineStone International Equity Fund
MainStay WMC International Research Equity Fund
Emerging Markets Equity
MainStay Candriam Emerging Markets Equity Fund
Global Equity
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
MainStay PineStone Global Equity Fund
Fixed Income
Taxable Income
MainStay Candriam Emerging Markets Debt Fund
MainStay Floating Rate Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay Short Duration High Income Fund
MainStay MacKay Strategic Bond Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Infrastructure Bond Fund
MainStay Short Term Bond Fund
Tax-Exempt Income
MainStay MacKay Arizona Muni Fund
MainStay MacKay California Tax Free Opportunities Fund1
MainStay MacKay Colorado Muni Fund
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund2
MainStay MacKay Oregon Muni Fund
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Strategic Municipal Allocation Fund
MainStay MacKay Tax Free Bond Fund
MainStay MacKay Utah Muni Fund
Money Market
MainStay Money Market Fund
Mixed Asset
MainStay Balanced Fund
MainStay Income Builder Fund
MainStay MacKay Convertible Fund
Speciality
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Cushing MLP Premier Fund
Asset Allocation
MainStay Conservative Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Equity Allocation Fund
MainStay Equity ETF Allocation Fund
MainStay Growth Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund

Manager
New York Life Investment Management LLC
New York, New York
Subadvisors
Candriam3
Strassen, Luxembourg
CBRE Investment Management Listed Real Assets LLC
Radnor, Pennsylvania
Cushing Asset Management, LP
Dallas, Texas
Epoch Investment Partners, Inc.
New York, New York
Fiera Capital Inc.
New York, New York
IndexIQ Advisors LLC3
New York, New York
MacKay Shields LLC3
New York, New York
NYL Investors LLC3
New York, New York
PineStone Asset Management Inc.
Montreal, Québec
Wellington Management Company LLP
Boston, Massachusetts
Winslow Capital Management, LLC
Minneapolis, Minnesota
Legal Counsel
Dechert LLP
Washington, District of Columbia
Independent Registered Public Accounting Firm
KPMG LLP
Philadelphia, Pennsylvania
Distributor
NYLIFE Distributors LLC3
Jersey City, New Jersey
Custodian
JPMorgan Chase Bank, N.A.
New York, New York

  1.
This Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA (all share classes); and MI (Class A and Class I shares only); and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I and Class C2 shares only).
2.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY, VT (all share classes) and SD (Class R6 shares only).
3.	An affiliate of New York Life Investment Management LLC.
Not part of the Semiannual Report

For more information
800-624-6782
newyorklifeinvestments.com
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.
©2024 NYLIFE Distributors LLC. All rights reserved.
5022150 MS081-24	MSINF10-06/24
(NYLIM) NL211

MainStay Money Market Fund

Message from the President and Semiannual Report
Unaudited  |  April 30, 2024
Special Notice:
Beginning in July 2024, new regulations issued by the Securities and Exchange Commission (SEC) will take effect requiring open-end mutual fund companies and ETFs to (1) overhaul the content of their shareholder reports and (2) mail paper copies of the new tailored shareholder reports to shareholders who have not opted to receive these documents electronically.
If you have not yet elected to receive your shareholder reports electronically, please contact your financial intermediary or visit newyorklifeinvestments.com/accounts.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President
Stock and bond markets gained broad ground during the six-month period ended April 30, 2024, bolstered by better-than-expected economic growth and the prospect of monetary easing in the face of a myriad of macroeconomic and geopolitical challenges.
Throughout the reporting period, interest rates remained at their highest levels in decades in most developed countries, with the U.S. federal funds rate in the 5.25%−5.50% range, as central banks struggled to bring inflation under control. Early in the reporting period, the U.S. Federal Reserve began to forecast interest rate cuts in 2024, but delayed action as inflation remained stubbornly high, fluctuating between 3.1% and 3.5%. Nevertheless, despite the increasing cost of capital and tighter lending environment that resulted from sustained high rates, economic growth remained surprisingly robust, supported by high levels of consumer spending, low unemployment and strong corporate earnings. Investors tended to shrug off concerns related to sticky inflation and high interest rates—not to mention the ongoing war in Ukraine, intensifying hostilities in the Middle East and simmering tensions between China and the United States—focusing instead on the positives of continued economic growth and surprisingly strong corporate profits.
The S&P 500® Index, a widely regarded benchmark of U.S. market performance, produced double-digit gains, reaching record levels in March 2024. Market strength, which had been narrowly focused on mega-cap, technology-related stocks during the previous six months broadened significantly during the reporting period. All industry sectors produced positive results, with the strongest returns in communication services, information technology and industrials, and more moderate gains in the lagging energy, real estate and consumer staples areas. Growth-oriented shares slightly outperformed value-oriented issues, while large- and mid-cap stocks modestly outperformed their small-cap counterparts. Most overseas equity markets trailed the U.S. market, as developed international economies experienced relatively low growth rates, and weak economic conditions in China undermined emerging markets.
Bonds generally gained ground as well. The yield on the 10-year Treasury note ranged between approximately 4.7% and 3.8%, while the 2-year Treasury yield remained slightly higher, between approximately 5.0% and 4.1%, in an inverted curve pattern often viewed as indicative of an impending economic slowdown. Nevertheless, the prevailing environment of stable interest rates and attractive yields provided a favorable environment for fixed-income investors. Long-term Treasury bonds and investment-grade corporate bonds produced similar gains, while high yield bonds advanced by a slightly greater margin, despite the added risks implicit in an uptick in default rates. International bond markets modestly outperformed their U.S. counterparts, led by a rebound in the performance of emerging-markets debt.
The risks and uncertainties inherent in today’s markets call for the kind of insight and expertise that New York Life Investments offers through our one-on-one philosophy, long-lasting focus, and multi-boutique approach.
Thank you for trusting us to help you meet your investment needs.
Sincerely,
Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support at any time. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, which includes information about The MainStay Funds' Trustees, free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available on dfinview.com/NYLIM. Please read the Fund’s Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class A2 shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses.For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended April 30, 2024
Class	Sales Charge	Inception Date	Six Months[1]	One Year	Five Years	Ten Years or Since Inception	Gross Expense Ratio[2]
Class A Shares[3]	No Sales Charge	1/3/1995	2.50%	4.98%	1.78%	1.14%	0.52%
Investor Class Shares[3]	No Sales Charge	2/28/2008	2.35	4.69	1.62	1.01	0.87
Class B Shares[3,4]	No Sales Charge	5/1/1986	2.35	4.69	1.62	1.01	0.87
Class C Shares[3]	No Sales Charge	9/1/1998	2.35	4.69	1.62	1.01	0.87
SIMPLE Class Shares[3]	No Sales Charge	8/31/2020	2.52	5.02	N/A	2.01	0.59

1.	Not annualized.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.
3.	As of April 30, 2024, MainStay Money Market Fund had an effective 7-day yield of 5.06% for Class A, 4.77% for Investor Class, 4.77% for Class B, 4.77% for Class C and 5.13% for SIMPLE Class shares. The 7-day current yield was 4.94% for Class A, 4.66% for Investor Class, 4.66% for Class B, 4.66% for Class C and 5.01% for SIMPLE Class shares. These yields reflect certain expense limitations. Had these expense limitations not been in effect, the effective 7-day yield would have been 5.06%, 4.63%, 4.62%, 4.62% and 5.13%, for Class A, Investor Class, Class B, Class C and SIMPLE Class shares, respectively, and the 7-day current yield would have been 4.94%, 4.52%, 4.52%, 4.52% and 5.01%, for Class A, Investor Class, Class B, Class C and SIMPLE Class shares, respectively. The current yield reflects the Fund’s earnings better than the Fund’s total return.
4.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
5

Benchmark Performance*	Six Months[1]	One Year	Five Years	Ten Years
Average Lipper Money Market Fund[2]	2.53%	5.07%	1.87%	1.24%

*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
1.	Not annualized.
2.	The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
6	MainStay Money Market Fund

Cost in Dollars of a $1,000 Investment in MainStay Money Market Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2023 to April 30, 2024, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 11/1/23	Ending Account Value (Based on Actual Returns and Expenses) 4/30/24	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 4/30/24	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,025.00	$2.62	$1,022.28	$2.61	0.52%
Investor Class Shares	$1,000.00	$1,023.50	$4.02	$1,020.88	$4.02	0.80%
Class B Shares	$1,000.00	$1,023.50	$4.02	$1,020.88	$4.02	0.80%
Class C Shares	$1,000.00	$1,023.50	$4.02	$1,020.88	$4.02	0.80%
SIMPLE Class Shares	$1,000.00	$1,025.20	$2.42	$1,022.48	$2.41	0.48%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 366 and multiplied by 182 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
7

Portfolio Composition as of April 30, 2024 (Unaudited)
‡ Less than one-tenth of a percent.
See Portfolio of Investments beginning on page 9 for specific holdings within these categories. The Fund's holdings are subject to change.

8	MainStay Money Market Fund

Portfolio of Investments April 30, 2024†^(Unaudited)
	Principal Amount	Value
Short-Term Investments 100.0%
Commercial Paper 43.8%
Analog Devices, Inc.
5.362%, due 5/2/24	$ 20,000,000	$ 19,997,034
Australia & New Zealand Banking Group Ltd.
5.631%, due 5/15/24	20,000,000	19,957,378
Cummins, Inc.
5.433%, due 6/4/24	20,000,000	19,898,000
Equitable Short Term Funding LLC
5.689%, due 5/22/24	20,000,000	19,935,483
Henkel Corp.
5.413%, due 6/3/24	20,000,000	19,902,100
National Bank of Canada
5.696%, due 5/24/24	20,000,000	19,929,339
Natixis SA
5.757%, due 8/22/24	20,000,000	19,653,467
Northern Illinois Gas Co.
5.454%, due 5/22/24	20,000,000	19,936,650
Schlumberger Investment SA
5.432%, due 5/28/24	20,000,000	19,919,000
Toyota Motor Credit Corp.
5.412%, due 5/29/24	20,000,000	19,916,933
UnitedHealth Group, Inc.
5.511%, due 9/3/24	20,000,000	19,625,000
Wisconsin Public Service Corp.
5.396%, due 5/7/24	20,000,000	19,982,033
Total Commercial Paper (Cost $238,652,417)		238,652,417
Repurchase Agreements 31.6%
BMO Capital Markets 5.30%, dated 4/30/24 due 5/1/24 Proceeds at Maturity $55,000,089 (Collateralized by United States Treasury security with a rate of 5.57% and with maturity date of 01/31/26, with a Principal Amount of $55,229,900 and a Market Value of $56,100,091)	55,000,000	55,000,000
BofA Securities, Inc. 5.30%, dated 4/30/24 due 5/1/24 Proceeds at Maturity $75,000,000 (Collateralized by United States Treasury securities with rates between 0.00% and 4.25% and maturity dates between 05/15/25 and 05/15/28, with a Principal Amount of $92,193,266 and a Market Value of $76,500,000)	75,000,000	75,000,000
	Principal Amount	Value

Repurchase Agreements (continued)
RBC Capital Markets LLC
5.30%, dated 4/30/24
due 5/1/24
Proceeds at Maturity $22,266,345
(Collateralized by United States Treasury securities with rates between 1.00% and 4.375% and maturity dates between 12/15/26 and 07/31/28, with a Principal Amount of $22,754,400 and a Market Value of $22,711,671)	$ 22,263,000	$ 22,263,000
TD Securities, Inc. 5.30%, dated 4/30/24 due 5/1/24 Proceeds at Maturity $20,000,000 (Collateralized by United States Treasury securities with rates between 0.50% and 3.75% and maturity dates between 10/31/27 and 12/31/28, with a Principal Amount of $23,279,900 and a Market Value of $20,400,000)	20,000,000	20,000,000
Total Repurchase Agreements (Cost $172,263,000)		172,263,000
U.S. Treasury Debt 24.6%
U.S. Treasury Bills (a)
5.299%, due 5/14/24	3,821,000	3,813,746
5.301%, due 5/28/24	7,000,000	6,972,394
5.302%, due 5/21/24	5,000,000	4,985,388
5.304%, due 6/4/24	20,000,000	19,900,633
5.317%, due 6/11/24	10,000,000	9,939,946
5.319%, due 6/18/24	89,310,000	88,681,853
Total U.S. Treasury Debt (Cost $134,293,960)		134,293,960
Total Short-Term Investments (Cost $545,209,377)	100.0%	545,209,377
Other Assets, Less Liabilities	0.0‡	29,560
Net Assets	100.0%	$ 545,238,937

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest rate shown represents yield to maturity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Short-Term Investments
Commercial Paper	$ —	$ 238,652,417	$ —	$ 238,652,417
Repurchase Agreements	—	172,263,000	—	172,263,000
U.S. Treasury Debt	—	134,293,960	—	134,293,960
Total Investments in Securities	$ —	$ 545,209,377	$ —	$ 545,209,377

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	MainStay Money Market Fund

Statement of Assets and Liabilities as of April 30, 2024 (Unaudited)
Assets
Investment in securities, at value (amortized cost $372,946,377)	$372,946,377
Repurchase agreements, at value (amortized cost $172,263,000)	172,263,000
Cash	750
Receivables:
Fund shares sold	328,773
Interest	25,361
Other assets	77,134
Total assets	545,641,395
Liabilities
Payables:
Manager (See Note 3)	170,244
Transfer agent (See Note 3)	93,583
Fund shares redeemed	60,236
Professional fees	32,954
Custodian	10,123
Shareholder communication	3,250
Dividends payable	32,068
Total liabilities	402,458
Net assets	$545,238,937
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$ 5,452,512
Additional paid-in-capital	539,758,266
545,210,778
Total distributable earnings (loss)	28,159
Net assets	$545,238,937
Class A
Net assets applicable to outstanding shares	$491,968,087
Shares of beneficial interest outstanding	491,967,515
Net asset value and offering price per share outstanding	$ 1.00
Investor Class
Net assets applicable to outstanding shares	$ 16,192,037
Shares of beneficial interest outstanding	16,201,676
Net asset value and offering price per share outstanding	$ 1.00
Class B
Net assets applicable to outstanding shares	$ 21,268,209
Shares of beneficial interest outstanding	21,271,513
Net asset value and offering price per share outstanding	$ 1.00
Class C
Net assets applicable to outstanding shares	$ 14,600,701
Shares of beneficial interest outstanding	14,600,593
Net asset value and offering price per share outstanding	$ 1.00
SIMPLE Class
Net assets applicable to outstanding shares	$ 1,209,903
Shares of beneficial interest outstanding	1,209,903
Net asset value and offering price per share outstanding	$ 1.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Operations for the six months ended April 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Interest	$14,780,162
Expenses
Manager (See Note 3)	1,067,726
Transfer agent (See Note 3)	275,985
Registration	58,615
Professional fees	48,066
Custodian	14,315
Shareholder communication	10,675
Trustees	6,739
Miscellaneous	6,595
Total expenses before waiver/reimbursement	1,488,716
Expense waiver/reimbursement from Manager (See Note 3)	(21,867)
Net expenses	1,466,849
Net investment income (loss)	13,313,313
Realized Gain (Loss)
Net realized gain (loss) on investments	642
Net increase (decrease) in net assets resulting from operations	$13,313,955
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	MainStay Money Market Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2024 (Unaudited) and the year ended October 31, 2023
	Six months ended April 30, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 13,313,313	$ 21,627,510
Net realized gain (loss)	642	3,598
Net increase (decrease) in net assets resulting from operations	13,313,955	21,631,108
Distributions to shareholders:
Class A	(12,058,145)	(19,296,985)
Investor Class	(385,619)	(738,241)
Class B	(506,688)	(920,152)
Class C	(345,748)	(664,134)
SIMPLE Class	(17,113)	(7,996)
Total distributions to shareholders	(13,313,313)	(21,627,508)
Capital share transactions:
Net proceeds from sales of shares	232,139,173	467,513,223
Net asset value of shares issued to shareholders in reinvestment of distributions	13,013,379	21,108,528
Cost of shares redeemed	(241,466,731)	(436,011,790)
Increase (decrease) in net assets derived from capital share transactions	3,685,821	52,609,961
Net increase (decrease) in net assets	3,686,463	52,613,561
Net Assets
Beginning of period	541,552,474	488,938,913
End of period	$ 545,238,937	$ 541,552,474
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class A		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss) (a)	0.02	0.04	0.01	0.00‡	0.00‡	0.02
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.02	0.04	0.01	0.00‡	0.00‡	0.02
Less distributions:
From net investment income	(0.02)	(0.04)	(0.01)	(0.00)‡	(0.00)‡	(0.02)
Net asset value at end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return (b)	2.50%	4.42%	0.70%	0.01%	0.45%	1.84%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.97%††	4.35%	0.75%	0.01%	0.37%	1.82%
Net expenses	0.52%††	0.52%	0.37%	0.12%	0.39%	0.56%
Expenses (before waiver/reimbursement)	0.52%††	0.52%	0.52%	0.54%	0.55%	0.56%
Net assets at end of period (in 000’s)	$ 491,968	$ 487,114	$ 427,378	$ 354,743	$ 415,041	$ 290,421

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

	Six months ended April 30, 2024*	Year Ended October 31,
Investor Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss) (a)	0.02	0.04	0.01	0.00‡	0.00‡	0.02
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.02	0.04	0.01	0.00‡	0.00‡	0.02
Less distributions:
From net investment income	(0.02)	(0.04)	(0.01)	(0.00)‡	(0.00)‡	(0.02)
Net asset value at end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return (b)	2.35%	4.13%	0.56%	0.01%	0.35%	1.59%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.69%††	4.04%	0.53%	0.01%	0.33%	1.58%
Net expenses	0.80%††	0.80%	0.49%	0.12%	0.51%	0.80%
Expenses (before waiver/reimbursement)	0.88%††	0.87%	0.84%	0.96%	0.91%	0.88%
Net assets at end of period (in 000's)	$ 16,192	$ 17,025	$ 19,327	$ 22,096	$ 28,427	$ 28,133

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	MainStay Money Market Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class B		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss) (a)	0.02	0.04	0.01	0.00‡	0.00‡	0.02
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.02	0.04	0.01	0.00‡	0.00‡	0.02
Less distributions:
From net investment income	(0.02)	(0.04)	(0.01)	(0.00)‡	(0.00)‡	(0.02)
Net asset value at end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return (b)	2.35%	4.13%	0.56%	0.01%	0.35%	1.59%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.69%††	4.05%	0.54%	0.01%	0.35%	1.59%
Net expenses	0.80%††	0.80%	0.49%	0.12%	0.52%	0.80%
Expenses (before waiver/reimbursement)	0.88%††	0.87%	0.84%	0.97%	0.90%	0.88%
Net assets at end of period (in 000’s)	$ 21,268	$ 22,152	$ 23,696	$ 25,709	$ 30,215	$ 32,981

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

	Six months ended April 30, 2024*	Year Ended October 31,
Class C		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss) (a)	0.02	0.04	0.01	0.00‡	0.00‡	0.02
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.02	0.04	0.01	0.00‡	0.00‡	0.02
Less distributions:
From net investment income	(0.02)	(0.04)	(0.01)	(0.00)‡	(0.00)‡	(0.02)
Net asset value at end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return (b)	2.35%	4.13%	0.56%	0.01%	0.35%	1.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.69%††	4.02%	0.55%	0.01%	0.27%	1.59%
Net expenses	0.80%††	0.80%	0.52%	0.12%	0.50%	0.80%
Expenses (before waiver/reimbursement)	0.88%††	0.87%	0.84%	0.96%	0.90%	0.88%
Net assets at end of period (in 000’s)	$ 14,601	$ 15,087	$ 18,464	$ 17,941	$ 28,171	$ 20,308

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,			August 31, 2020^ through October 31,
SIMPLE Class		2023	2022	2021	2020
Net asset value at beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss) (a)	0.02	0.04	0.01	0.00‡	(0.00)‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.02	0.04	0.01	0.00‡	0.00‡
Less distributions:
From net investment income	(0.02)	(0.04)	(0.01)	(0.00)‡	(0.00)‡
Net asset value at end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return (b)	2.52%	4.33%	0.56%	0.01%	0.00%‡‡
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.99%††	4.32%	0.58%	0.01%	(0.02)%††
Net expenses	0.48%††	0.59%	0.51%	0.12%	0.19%††
Expenses (before waiver/reimbursement)	0.48%††	0.59%	0.84%	0.97%	0.95%††
Net assets at end of period (in 000’s)	$ 1,210	$ 175	$ 74	$ 25	$ 25

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
‡‡	Less than one-tenth percent.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	MainStay Money Market Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
The MainStay Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the MainStay Money Market Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class B	May 1, 1986
Class C	September 1, 1998
SIMPLE Class	August 31, 2020
Class A, Class C, Investor Class and SIMPLE Class shares are offered at net asset value (“NAV”) without an initial sales charge. Class B shares of the MainStay Group of Funds are closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other funds in the MainStay Group of Funds as permitted by the current exchange privileges. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, remain unchanged. Unless redeemed, Class B shareholders will remain in Class B shares of their respective fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule. Depending upon eligibility, Class B shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions.
The Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Valuation of Shares. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share by using the amortized cost method of valuation, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
(B) Securities Valuation.  Securities are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which

17

Notes to Financial Statements (Unaudited) (continued)
market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy. The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of
April 30, 2024, the aggregate value by input level of the Fund’s assets and liabilities is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.

18	MainStay Money Market Fund

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(C) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued daily and discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest rate for short-term investments.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Repurchase Agreements.  The Fund may enter into repurchase agreements (i.e., buy a security from another party with the agreement that it will be sold back in the future) to earn income. The Fund may enter into repurchase agreements only with counterparties, usually financial institutions, that are deemed by the Manager or the Subadvisor to be creditworthy, pursuant to guidelines established by the Board. During the term of any repurchase agreement, the Manager or the Subadvisor will continue to monitor the creditworthiness of the counterparty. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by the Fund to the counterparty secured by the securities transferred to the Fund.
Repurchase agreements are subject to counterparty risk, meaning the Fund could lose money by the counterparty’s failure to perform under the terms of the agreement. The Fund mitigates this risk by ensuring the repurchase agreement is collateralized by cash, U.S. government securities, fixed income securities and/or other securities. The collateral is held by the Fund's custodian and valued daily on a mark to market basis to determine if the value, including accrued interest, exceeds the repurchase price. In the event of the counterparty’s default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be limited or subject to delay, to legal proceedings and possible realized loss to the Fund.
(I) Debt Securities Risk.  The Fund’s investments may include securities such as variable rate notes, floaters and mortgage-related and asset-backed securities. If expectations about changes in interest rates or
19

Notes to Financial Statements (Unaudited) (continued)
assessments of an issuer’s credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund.
The Fund may also invest in U.S. dollar-denominated securities of foreign issuers, which carry certain risks in addition to the usual risks inherent in domestic instruments. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from future adverse political or economic developments and possible imposition of foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. NYL Investors LLC ("NYL Investors" or ''Subadvisor''), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.40% up to $500 million; 0.35% from $500 million to $1 billion; and 0.30% in excess of $1 billion. During the six-month period ended April 30, 2024, the effective management fee rate was 0.40% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.70%; Investor Class, 0.80%; Class B, 0.80%; Class C, 0.80% and SIMPLE Class, 0.80%. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investments may voluntarily waive fees or reimburse expenses of the Fund to the extent it deems appropriate to enhance the yield of the Fund’s during periods when expenses have a significant impact on the yield of the Fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Fund and described in the Fund’s prospectus.
During the six-month period ended April 30, 2024, New York Life Investments earned fees from the Fund in the amount of $1,067,726 and paid the Subadvisor in the amount of $523,062. Additionally, New York Life Investments reimbursed expenses in the amount of $21,867, without which the Fund's total returns would have been lower.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.

20	MainStay Money Market Fund

(B) Sales Charges.  Although the Fund does not assess a CDSC upon redemption of Class B or Class C shares of the Fund, the applicable CDSC will be assessed when shares are redeemed from the Fund if the shareholder previously exchanged his or her investment into the Fund from another fund within the MainStay Group of Funds. The Fund was advised that the Distributor received from shareholders the proceeds from CDSCs of Class A, Investor Class, Class B and Class C during the six-month period ended April 30, 2024, of $8,955, $10, $3,965 and $595, respectively.
(C) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$161,601	$ —
Investor Class	35,487	(79)
Class B	46,796	(110)
Class C	31,998	(77)
SIMPLE Class	103	—
(D) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(E) Capital. As of April 30, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$26,784	2.2%
Note 4-Federal Income Tax
The amortized cost also represents the aggregate cost for federal income tax purposes.
As of October 31, 2023, for federal income tax purposes, capital loss carryforwards of $5,448, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$5	$—
During the year ended October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$21,627,508
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2024, there were no interfund loans made or outstanding with respect to the Fund.
21

Notes to Financial Statements (Unaudited) (continued)
Note 7–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2024 and the year ended October 31, 2023, were as follows:
Class A (at $1 per share)	Shares
Six-month period ended April 30, 2024:
Shares sold	222,687,443
Shares issued to shareholders in reinvestment of distributions	11,780,956
Shares redeemed	(231,434,076)
Net increase (decrease) in shares outstanding before conversion	3,034,323
Shares converted into Class A (See Note 1)	1,845,236
Shares converted from Class A (See Note 1)	(26,254)
Net increase (decrease)	4,853,305
Year ended October 31, 2023:
Shares sold	448,938,701
Shares issued to shareholders in reinvestment of distributions	18,818,104
Shares redeemed	(414,117,186)
Net increase (decrease) in shares outstanding before conversion	53,639,619
Shares converted into Class A (See Note 1)	6,170,381
Shares converted from Class A (See Note 1)	(77,698)
Net increase (decrease)	59,732,302

Investor Class (at $1 per share)	Shares
Six-month period ended April 30, 2024:
Shares sold	4,729,917
Shares issued to shareholders in reinvestment of distributions	374,931
Shares redeemed	(4,197,898)
Net increase (decrease) in shares outstanding before conversion	906,950
Shares converted into Investor Class (See Note 1)	69,596
Shares converted from Investor Class (See Note 1)	(1,809,208)
Net increase (decrease)	(832,662)
Year ended October 31, 2023:
Shares sold	11,047,443
Shares issued to shareholders in reinvestment of distributions	717,723
Shares redeemed	(8,087,178)
Net increase (decrease) in shares outstanding before conversion	3,677,988
Shares converted into Investor Class (See Note 1)	82,400
Shares converted from Investor Class (See Note 1)	(6,062,419)
Net increase (decrease)	(2,302,031)

Class B (at $1 per share)	Shares
Six-month period ended April 30, 2024:
Shares sold	307,390
Shares issued to shareholders in reinvestment of distributions	499,553
Shares redeemed	(1,635,951)
Net increase (decrease) in shares outstanding before conversion	(829,008)
Shares converted from Class B (See Note 1)	(54,914)
Net increase (decrease)	(883,922)
Year ended October 31, 2023:
Shares sold	817,072
Shares issued to shareholders in reinvestment of distributions	909,328
Shares redeemed	(3,183,969)
Net increase (decrease) in shares outstanding before conversion	(1,457,569)
Shares converted into Class B (See Note 1)	20,761
Shares converted from Class B (See Note 1)	(107,393)
Net increase (decrease)	(1,544,201)

Class C (at $1 per share)	Shares
Six-month period ended April 30, 2024:
Shares sold	2,391,472
Shares issued to shareholders in reinvestment of distributions	342,516
Shares redeemed	(3,195,462)
Net increase (decrease) in shares outstanding before conversion	(461,474)
Shares converted from Class C (See Note 1)	(24,457)
Net increase (decrease)	(485,931)
Year ended October 31, 2023:
Shares sold	6,312,161
Shares issued to shareholders in reinvestment of distributions	655,669
Shares redeemed	(10,319,185)
Net increase (decrease) in shares outstanding before conversion	(3,351,355)
Shares converted from Class C (See Note 1)	(26,031)
Net increase (decrease)	(3,377,386)

SIMPLE Class (at $1 per share)	Shares
Six-month period ended April 30, 2024:
Shares sold	2,022,950
Shares issued to shareholders in reinvestment of distributions	15,423
Shares redeemed	(1,003,343)
Net increase (decrease)	1,035,030
Year ended October 31, 2023:
Shares sold	397,607
Shares issued to shareholders in reinvestment of distributions	7,704
Shares redeemed	(304,265)
Net increase (decrease)	101,046
Note 8–Other Matters
As of the date of this report, the Fund faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health

22	MainStay Money Market Fund

conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Fund's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Fund's performance.
On July 12, 2023, the SEC adopted certain amendments to the regulatory requirements for money market funds, including the Fund. In particular, the SEC, among other things, amended Rule 2a-7 under the 1940 Act to remove the ability of a money market fund to impose a redemption gate (except as part of a liquidation), while preserving the discretion to impose liquidity fees for non-government money market funds, such as the Fund (without regard to weekly liquid asset levels). Prior to these amendments, the Fund was permitted to impose a liquidity fee and/or redemption gate if the Fund invested less than 30% of its total assets in weekly liquid assets. The Fund is no longer permitted to temporarily impose a redemption gate, except as part of its liquidation, and the Fund may subject redemptions to a liquidity fee of up to 2% without regard to the Fund’s level of weekly liquid assets if the Fund’s Board of Trustees believes such fee to be in the best interest of the Fund.
Note 9–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2024, events and transactions subsequent to April 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited)
The continuation of the Management Agreement with respect to the MainStay Money Market Fund (“Fund”) and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and NYL Investors LLC (“NYL Investors”) with respect to the Fund (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of The MainStay Funds (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 6–7, 2023 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and NYL Investors in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2023 through December 2023, including information and materials furnished by New York Life Investments and NYL Investors in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on the Fund and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on the Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or NYL Investors that follow investment strategies similar to those of the Fund, if any, and, when applicable, the rationale for differences in the Fund’s management and subadvisory fees and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of the Fund and investment-related matters for the Fund as well as presentations from New York Life Investments and, generally annually, NYL Investors personnel.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to the Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2023 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding the Fund’s distribution arrangements.  In addition, the Board received information regarding the Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share classes of the Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and NYL Investors; (ii) the qualifications of the portfolio managers of the Fund and the historical investment performance of the Fund, New York Life Investments and NYL Investors; (iii) the costs of the services provided, and profits realized, by New York Life Investments and NYL Investors with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between the Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of the Fund’s management fee and total ordinary operating expenses as compared to the peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the MainStay Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing the Fund.  With respect to the Subadvisory Agreement, the Board took into account New York Life Investments’ recommendation to approve the continuation of the Subadvisory Agreement.

24	MainStay Money Market Fund

The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and NYL Investors.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and NYL Investors resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the MainStay Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the MainStay Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that the Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 6–7, 2023 meeting are summarized in more detail below.
Nature, Extent and Quality of Services Provided by New York Life Investments and NYL Investors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of the Fund and considered that the Fund operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by NYL Investors, evaluating the performance of NYL Investors, making recommendations to the Board as to whether the Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to the Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to the Fund, including New York Life Investments’ oversight and due diligence reviews of NYL Investors and ongoing analysis of, and interactions with, NYL Investors with respect to, among other things, the Fund’s investment performance and risks as well as NYL Investors’ investment capabilities and subadvisory services with respect to the Fund.
The Board also considered the range of services that New York Life Investments provides to the Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including supervision and implementation of the Fund’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to the Fund and has over time provided an increasingly broad array of non-advisory services to the MainStay Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that NYL Investors provides to the Fund and considered the terms of each of the Advisory Agreements.  The Board evaluated NYL Investors’ experience and performance in serving as subadvisor to the Fund and advising other portfolios and NYL Investors’ track record and experience in providing investment advisory services as well as the experience of investment advisory, senior management and/or administrative personnel at NYL Investors.  The Board considered New York Life Investments’ and NYL Investors’ overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and NYL Investors and acknowledged their commitment to further developing and strengthening compliance programs that may relate to the Fund.  The Board also considered NYL Investors’ ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the Fund.  In this regard, the Board considered the qualifications and experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.
In addition, the Board considered information provided by New York Life Investments and NYL Investors regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that the Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating the Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective, strategies and risks.  The Board considered investment reports on, and analysis of, the Fund’s performance provided
25

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
to the Board throughout the year.  These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to a relevant investment category and the Fund’s benchmarks, the Fund’s risk-adjusted investment performance and the Fund’s investment performance as compared to peer funds, as appropriate, as well as portfolio attribution information and commentary on the effect of market conditions.  The Board also considered information provided by ISS showing the investment performance of the Fund as compared to peer funds.  In addition, the Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.
The Board also took into account its discussions with senior management at New York Life Investments concerning the Fund’s investment performance over various periods as well as discussions between representatives of NYL Investors and the members of the Board’s Investment Committee, which generally occur on an annual basis.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and NYL Investors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including NYL Investors, due to their relationships with the Fund as well as of New York Life Investments and its affiliates due to their relationships with the MainStay Group of Funds.  Because NYL Investors is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the Fund, the Board considered cost and profitability information for New York Life Investments and NYL Investors in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and NYL Investors, and profitability of New York Life Investments and its affiliates, including NYL Investors, due to their relationships with the Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’, including NYL Investors’, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Fund, and that New York Life Investments is responsible for paying the subadvisory fee for the Fund.  The Board also considered the financial resources of New York Life Investments and NYL Investors and acknowledged that New York Life Investments and NYL Investors must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and NYL Investors to continue to provide high-quality services to the Fund.  The Board recognized that the Fund benefits from the allocation of certain fixed costs among the funds in the MainStay Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the MainStay Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to the Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including NYL Investors, due to their relationships with the Fund, including reputational and other indirect benefits.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing the Fund, New York Life Investments’ affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund’s transfer agent and distributor.  The Board considered information about these other revenues and their impact on the profitability of the relationship with the Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with the Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with the Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including NYL Investors, due to their relationships with the Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including NYL Investors, are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and the Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee

26	MainStay Money Market Fund

paid by the Fund to New York Life Investments because the subadvisory fee paid to NYL Investors is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments.
In assessing the reasonableness of the Fund’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.  In addition, the Board considered information provided by New York Life Investments and NYL Investors on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the Fund, if any.  The Board considered the contractual management fee schedule for the Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as the Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and expense limitation arrangements on the Fund’s net management fee and expenses.  The Board noted that New York Life Investments, in certain years, has provided support to the Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield. The Board also considered that in proposing fees for the Fund, New York Life Investments considers the competitive marketplace for mutual funds. The Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Fund.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2023 meeting, regarding the reasonableness of the Fund’s transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and the Fund’s transfer agent, charges the Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to the Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of the Fund.  The Board acknowledged the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
Based on the factors outlined above, among other considerations, the Board concluded that the Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Fund and whether the Fund’s management fee and expense structure permits any economies of scale to be appropriately shared with the Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the MainStay Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to the Fund.  The Board reviewed information from New York Life Investments showing how the Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how the Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of the Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements.
27

Proxy Voting Policies and Procedures and Proxy Voting Record
The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. A description of the policies and procedures that are used to vote proxies relating to portfolio securities of the Fund is available free of charge upon request by calling 800-624-6782 or visiting the SEC’s website at www.sec.gov. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file a Form N-MFP every month disclosing its portfolio holdings. The Fund's Form N-MFP is available free of charge upon request by calling New York Life Investments at 800-624-6782.
28

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MainStay Funds
Equity
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund
MainStay Fiera SMID Growth Fund
MainStay PineStone U.S. Equity Fund
MainStay S&P 500 Index Fund
MainStay Winslow Large Cap Growth Fund
MainStay WMC Enduring Capital Fund
MainStay WMC Growth Fund
MainStay WMC Small Companies Fund
MainStay WMC Value Fund
International Equity
MainStay Epoch International Choice Fund
MainStay PineStone International Equity Fund
MainStay WMC International Research Equity Fund
Emerging Markets Equity
MainStay Candriam Emerging Markets Equity Fund
Global Equity
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
MainStay PineStone Global Equity Fund
Fixed Income
Taxable Income
MainStay Candriam Emerging Markets Debt Fund
MainStay Floating Rate Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay Short Duration High Income Fund
MainStay MacKay Strategic Bond Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Infrastructure Bond Fund
MainStay Short Term Bond Fund
Tax-Exempt Income
MainStay MacKay Arizona Muni Fund
MainStay MacKay California Tax Free Opportunities Fund1
MainStay MacKay Colorado Muni Fund
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund2
MainStay MacKay Oregon Muni Fund
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Strategic Municipal Allocation Fund
MainStay MacKay Tax Free Bond Fund
MainStay MacKay Utah Muni Fund
Money Market
MainStay Money Market Fund
Mixed Asset
MainStay Balanced Fund
MainStay Income Builder Fund
MainStay MacKay Convertible Fund
Speciality
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Cushing MLP Premier Fund
Asset Allocation
MainStay Conservative Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Equity Allocation Fund
MainStay Equity ETF Allocation Fund
MainStay Growth Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund

Manager
New York Life Investment Management LLC
New York, New York
Subadvisors
Candriam3
Strassen, Luxembourg
CBRE Investment Management Listed Real Assets LLC
Radnor, Pennsylvania
Cushing Asset Management, LP
Dallas, Texas
Epoch Investment Partners, Inc.
New York, New York
Fiera Capital Inc.
New York, New York
IndexIQ Advisors LLC3
New York, New York
MacKay Shields LLC3
New York, New York
NYL Investors LLC3
New York, New York
PineStone Asset Management Inc.
Montreal, Québec
Wellington Management Company LLP
Boston, Massachusetts
Winslow Capital Management, LLC
Minneapolis, Minnesota
Legal Counsel
Dechert LLP
Washington, District of Columbia
Independent Registered Public Accounting Firm
KPMG LLP
Philadelphia, Pennsylvania
Distributor
NYLIFE Distributors LLC3
Jersey City, New Jersey
Custodian
JPMorgan Chase Bank, N.A.
New York, New York

  1.
This Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA (all share classes); and MI (Class A and Class I shares only); and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I and Class C2 shares only).
2.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY, VT (all share classes) and SD (Class R6 shares only).
3.	An affiliate of New York Life Investment Management LLC.
Not part of the Semiannual Report

For more information
800-624-6782
newyorklifeinvestments.com
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.
©2024 NYLIFE Distributors LLC. All rights reserved.
5022273 MS081-24	MSMM10-06/24
(NYLIM) NL214

MainStay Winslow Large Cap Growth Fund

Message from the President and Semiannual Report
Unaudited  |  April 30, 2024
Special Notice:
Beginning in July 2024, new regulations issued by the Securities and Exchange Commission (SEC) will take effect requiring open-end mutual fund companies and ETFs to (1) overhaul the content of their shareholder reports and (2) mail paper copies of the new tailored shareholder reports to shareholders who have not opted to receive these documents electronically.
If you have not yet elected to receive your shareholder reports electronically, please contact your financial intermediary or visit newyorklifeinvestments.com/accounts.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President
Stock and bond markets gained broad ground during the six-month period ended April 30, 2024, bolstered by better-than-expected economic growth and the prospect of monetary easing in the face of a myriad of macroeconomic and geopolitical challenges.
Throughout the reporting period, interest rates remained at their highest levels in decades in most developed countries, with the U.S. federal funds rate in the 5.25%−5.50% range, as central banks struggled to bring inflation under control. Early in the reporting period, the U.S. Federal Reserve began to forecast interest rate cuts in 2024, but delayed action as inflation remained stubbornly high, fluctuating between 3.1% and 3.5%. Nevertheless, despite the increasing cost of capital and tighter lending environment that resulted from sustained high rates, economic growth remained surprisingly robust, supported by high levels of consumer spending, low unemployment and strong corporate earnings. Investors tended to shrug off concerns related to sticky inflation and high interest rates—not to mention the ongoing war in Ukraine, intensifying hostilities in the Middle East and simmering tensions between China and the United States—focusing instead on the positives of continued economic growth and surprisingly strong corporate profits.
The S&P 500® Index, a widely regarded benchmark of U.S. market performance, produced double-digit gains, reaching record levels in March 2024. Market strength, which had been narrowly focused on mega-cap, technology-related stocks during the previous six months broadened significantly during the reporting period. All industry sectors produced positive results, with the strongest returns in communication services, information technology and industrials, and more moderate gains in the lagging energy, real estate and consumer staples areas. Growth-oriented shares slightly outperformed value-oriented issues, while large- and mid-cap stocks modestly outperformed their small-cap counterparts. Most overseas equity markets trailed the U.S. market, as developed international economies experienced relatively low growth rates, and weak economic conditions in China undermined emerging markets.
Bonds generally gained ground as well. The yield on the 10-year Treasury note ranged between approximately 4.7% and 3.8%, while the 2-year Treasury yield remained slightly higher, between approximately 5.0% and 4.1%, in an inverted curve pattern often viewed as indicative of an impending economic slowdown. Nevertheless, the prevailing environment of stable interest rates and attractive yields provided a favorable environment for fixed-income investors. Long-term Treasury bonds and investment-grade corporate bonds produced similar gains, while high yield bonds advanced by a slightly greater margin, despite the added risks implicit in an uptick in default rates. International bond markets modestly outperformed their U.S. counterparts, led by a rebound in the performance of emerging-markets debt.
The risks and uncertainties inherent in today’s markets call for the kind of insight and expertise that New York Life Investments offers through our one-on-one philosophy, long-lasting focus, and multi-boutique approach.
Thank you for trusting us to help you meet your investment needs.
Sincerely,
Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, which includes information about The MainStay Funds' Trustees, free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available on dfinview.com/NYLIM. Please read the Fund’s Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended April 30, 2024
Class	Sales Charge		Inception Date	Six Months[1]	One Year	Five Years	Ten Years or Since Inception	Gross Expense Ratio[2]
Class A Shares	Maximum 5.50% Initial Sales Charge	With sales charges	7/1/1995	20.78%	28.43%	13.13%	13.84%	0.98%
		Excluding sales charges		27.81	35.91	14.42	14.48	0.98
Investor Class Shares[3]	Maximum 5.00% Initial Sales Charge	With sales charges	2/28/2008	21.27	28.94	12.95	13.69	1.19
		Excluding sales charges		27.65	35.73	14.23	14.34	1.19
Class B Shares[4]	Maximum 5.00% CDSC	With sales charges	4/1/2005	22.06	29.52	13.20	13.48	1.94
	if Redeemed Within the First Six Years of Purchase	Excluding sales charges		27.06	34.52	13.38	13.48	1.94
Class C Shares	Maximum 1.00% CDSC	With sales charges	4/1/2005	26.24	33.47	13.36	13.48	1.94
	if Redeemed Within One Year of Purchase	Excluding sales charges		27.24	34.47	13.36	13.48	1.94
Class I Shares	No Sales Charge		4/1/2005	27.96	36.25	14.70	14.76	0.73
Class R1 Shares	No Sales Charge		4/1/2005	27.92	36.10	14.58	14.64	0.83
Class R2 Shares	No Sales Charge		4/1/2005	27.78	35.85	14.31	14.36	1.08
Class R3 Shares	No Sales Charge		4/28/2006	27.75	35.61	14.05	14.09	1.33
Class R6 Shares	No Sales Charge		6/17/2013	28.04	36.36	14.80	14.87	0.64
SIMPLE Class Shares	No Sales Charge		8/31/2020	27.65	35.61	N/A	8.35	1.24

1.	Not annualized.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.
3.	Prior to June 30, 2020, the maximum initial sales charge was 5.50%, which is reflected in the applicable average annual total return figures shown.
4.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
5

Benchmark Performance*	Six Months[1]	One Year	Five Years	Ten Years
Russell 3000® Index[2]	21.09%	22.30%	12.43%	11.81%
Russell 1000® Growth Index[3]	23.56	31.80	16.46	15.48
S&P 500® Index[4]	20.98	22.66	13.19	12.41
Morningstar Large Growth Category Average[5]	24.13	29.19	12.82	12.85

*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
1.	Not annualized.
2.	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
3.	The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.
4.	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
5.	The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
6	MainStay Winslow Large Cap Growth Fund

Cost in Dollars of a $1,000 Investment in MainStay Winslow Large Cap Growth Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2023 to April 30, 2024, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 11/1/23	Ending Account Value (Based on Actual Returns and Expenses) 4/30/24	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 4/30/24	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,278.10	$ 5.38	$1,020.14	$4.77	0.95%
Investor Class Shares	$1,000.00	$1,276.50	$ 6.45	$1,019.19	$5.72	1.14%
Class B Shares	$1,000.00	$1,270.60	$10.67	$1,015.46	$9.47	1.89%
Class C Shares	$1,000.00	$1,272.40	$10.68	$1,015.46	$9.47	1.89%
Class I Shares	$1,000.00	$1,279.60	$ 3.97	$1,021.38	$3.52	0.70%
Class R1 Shares	$1,000.00	$1,279.20	$ 4.53	$1,020.88	$4.02	0.80%
Class R2 Shares	$1,000.00	$1,277.80	$ 5.95	$1,019.64	$5.27	1.05%
Class R3 Shares	$1,000.00	$1,277.50	$ 7.36	$1,018.40	$6.52	1.30%
Class R6 Shares	$1,000.00	$1,280.40	$ 3.52	$1,021.78	$3.12	0.62%
SIMPLE Class Shares	$1,000.00	$1,276.50	$ 6.62	$1,019.04	$5.87	1.17%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 366 and multiplied by 182 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
7

Industry Composition as of April 30, 2024 (Unaudited)
Software	22.1%
Semiconductors & Semiconductor Equipment	15.9
Interactive Media & Services	9.3
Health Care Equipment & Supplies	8.1
Broadline Retail	7.4
Technology Hardware, Storage & Peripherals	5.2
Hotels, Restaurants & Leisure	4.4
Financial Services	3.1
Entertainment	2.9
Ground Transportation	2.6
Chemicals	2.3
Electrical Equipment	2.1
Capital Markets	2.0
Pharmaceuticals	1.9%
Building Products	1.8
Machinery	1.7
Specialty Retail	1.7
Health Care Providers & Services	1.5
Consumer Staples Distribution & Retail	1.2
Aerospace & Defense	1.2
IT Services	1.0
Short–Term Investments	0.8
Other Assets, Less Liabilities	–0.2
100.0%
See Portfolio of Investments beginning on page 9 for specific holdings within these categories. The Fund's holdings are subject to change.

Top Ten Holdings and/or Issuers Held as of April 30, 2024 (excluding short-term investments) (Unaudited)
1.	Microsoft Corp.
2.	NVIDIA Corp.
3.	Amazon.com, Inc.
4.	Alphabet, Inc.
5.	Apple, Inc.
6.	Meta Platforms, Inc., Class A
7.	Broadcom, Inc.
8.	Intuitive Surgical, Inc.
9.	Adobe, Inc.
10.	Salesforce, Inc.

8	MainStay Winslow Large Cap Growth Fund

Portfolio of Investments April 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.4%
Aerospace & Defense 1.2%
General Electric Co.	1,030,600	$ 166,771,692
Broadline Retail 7.4%
Amazon.com, Inc. (a)	5,882,200	1,029,385,000
Building Products 1.8%
Trane Technologies plc	786,460	249,575,216
Capital Markets 2.0%
KKR & Co., Inc.	3,021,300	281,192,391
Chemicals 2.3%
Ecolab, Inc.	767,500	173,570,125
Linde plc	336,830	148,528,557
		322,098,682
Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp.	231,700	167,495,930
Electrical Equipment 2.1%
AMETEK, Inc.	870,200	151,989,132
Vertiv Holdings Co., Class A	1,553,600	144,484,800
		296,473,932
Entertainment 2.9%
Netflix, Inc. (a)	350,400	192,944,256
Spotify Technology SA (a)	760,000	213,134,400
		406,078,656
Financial Services 3.1%
Mastercard, Inc., Class A	466,200	210,349,440
Visa, Inc., Class A	833,200	223,805,852
		434,155,292
Ground Transportation 2.6%
Old Dominion Freight Line, Inc.	772,800	140,425,488
Uber Technologies, Inc. (a)	3,365,100	223,005,177
		363,430,665
Health Care Equipment & Supplies 8.1%
Abbott Laboratories	1,382,000	146,450,540
Boston Scientific Corp. (a)	2,797,100	201,027,577
Edwards Lifesciences Corp. (a)	2,751,700	232,986,439
IDEXX Laboratories, Inc. (a)	395,900	195,083,684
Intuitive Surgical, Inc. (a)	982,390	364,093,382
		1,139,641,622
	Shares	Value

Health Care Providers & Services 1.5%
UnitedHealth Group, Inc.	441,000	$ 213,311,700
Hotels, Restaurants & Leisure 4.4%
Booking Holdings, Inc.	75,000	258,902,250
Chipotle Mexican Grill, Inc. (a)	65,870	208,122,852
Hilton Worldwide Holdings, Inc.	725,200	143,067,456
		610,092,558
Interactive Media & Services 9.3%
Alphabet, Inc. (a)
Class A	2,463,220	400,962,952
Class C	2,252,920	370,920,749

Meta Platforms, Inc., Class A	1,235,900	531,647,103
		1,303,530,804
IT Services 1.0%
Accenture plc, Class A	479,100	144,165,981
Machinery 1.7%
Parker-Hannifin Corp.	426,500	232,404,115
Pharmaceuticals 1.9%
Eli Lilly & Co.	348,200	271,979,020
Semiconductors & Semiconductor Equipment 15.9%
Advanced Micro Devices, Inc. (a)	783,900	124,154,082
ASML Holding NV (Registered) (b)	258,170	225,245,580
Broadcom, Inc.	369,300	480,189,711
Lam Research Corp.	359,690	321,710,333
NVIDIA Corp.	1,239,850	1,071,255,197
		2,222,554,903
Software 22.1%
Adobe, Inc. (a)	777,700	359,942,891
Intuit, Inc.	480,100	300,360,162
Microsoft Corp.	3,900,230	1,518,476,546
Salesforce, Inc.	1,330,400	357,797,776
ServiceNow, Inc. (a)	312,710	216,811,224
Synopsys, Inc. (a)	343,400	182,204,606
Workday, Inc., Class A (a)	644,200	157,655,066
		3,093,248,271
Specialty Retail 1.7%
O'Reilly Automotive, Inc. (a)	228,520	231,550,175

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	4,257,180	$ 725,125,469
Total Common Stocks (Cost $8,771,988,467)		13,904,262,074
Short-Term Investments 0.8%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 5.242% (c)(d)	71,866,969	71,866,969
Unaffiliated Investment Companies 0.3%
BlackRock Liquidity FedFund, 5.303% (d)(e)	10,000,000	10,000,000
Fidelity Government Portfolio, 5.296% (d)(e)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, 5.307% (d)(e)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, 5.309% (d)(e)	10,750,400	10,750,400
RBC U.S. Government Money Market Fund, 5.297% (d)(e)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, 5.30% (d)(e)	5,000,000	5,000,000
		45,750,400
Total Short-Term Investments (Cost $117,617,369)		117,617,369
Total Investments (Cost $8,889,605,836)	100.2%	14,021,879,443
Other Assets, Less Liabilities	(0.2)	(30,916,582)
Net Assets	100.0%	$ 13,990,962,861

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of April 30, 2024, the aggregate market value of securities on loan was $43,012,771. The Fund received cash collateral with a value of $45,750,400. (See Note 2(G))
(c)	As of April 30, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(d)	Current yield as of April 30, 2024.
(e)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	MainStay Winslow Large Cap Growth Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 38,040	$ 1,531,857	$ (1,498,030)	$ —	$ —	$ 71,867	$ 2,035	$ —	71,867
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 13,904,262,074	$ —	$ —	$ 13,904,262,074
Short-Term Investments
Affiliated Investment Company	71,866,969	—	—	71,866,969
Unaffiliated Investment Companies	45,750,400	—	—	45,750,400
Total Short-Term Investments	117,617,369	—	—	117,617,369
Total Investments in Securities	$ 14,021,879,443	$ —	$ —	$ 14,021,879,443

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of April 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $8,817,738,867) including securities on loan of $43,012,771	$13,950,012,474
Investment in affiliated investment companies, at value (identified cost $71,866,969)	71,866,969
Receivables:
Fund shares sold	28,170,142
Dividends	2,816,265
Securities lending	4,498
Other assets	319,847
Total assets	14,053,190,195
Liabilities
Cash collateral received for securities on loan	45,750,400
Payables:
Manager (See Note 3)	7,183,891
Fund shares redeemed	7,098,581
Transfer agent (See Note 3)	1,418,041
NYLIFE Distributors (See Note 3)	516,963
Professional fees	184,803
Custodian	66,648
Accrued expenses	8,007
Total liabilities	62,227,334
Net assets	$13,990,962,861
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$ 12,495,261
Additional paid-in-capital	7,405,187,139
7,417,682,400
Total distributable earnings (loss)	6,573,280,461
Net assets	$13,990,962,861
Class A
Net assets applicable to outstanding shares	$1,484,062,593
Shares of beneficial interest outstanding	153,979,743
Net asset value per share outstanding	$ 9.64
Maximum sales charge (5.50% of offering price)	0.56
Maximum offering price per share outstanding	$ 10.20
Investor Class
Net assets applicable to outstanding shares	$ 66,159,522
Shares of beneficial interest outstanding	7,175,479
Net asset value per share outstanding	$ 9.22
Maximum sales charge (5.00% of offering price)	0.49
Maximum offering price per share outstanding	$ 9.71
Class B
Net assets applicable to outstanding shares	$ 4,626,871
Shares of beneficial interest outstanding	866,001
Net asset value and offering price per share outstanding	$ 5.34
Class C
Net assets applicable to outstanding shares	$ 41,470,940
Shares of beneficial interest outstanding	7,803,143
Net asset value and offering price per share outstanding	$ 5.31
Class I
Net assets applicable to outstanding shares	$7,243,586,558
Shares of beneficial interest outstanding	628,773,501
Net asset value and offering price per share outstanding	$ 11.52
Class R1
Net assets applicable to outstanding shares	$1,018,042,918
Shares of beneficial interest outstanding	93,915,657
Net asset value and offering price per share outstanding	$ 10.84
Class R2
Net assets applicable to outstanding shares	$ 134,902,549
Shares of beneficial interest outstanding	14,255,926
Net asset value and offering price per share outstanding	$ 9.46
Class R3
Net assets applicable to outstanding shares	$ 42,585,169
Shares of beneficial interest outstanding	5,208,985
Net asset value and offering price per share outstanding	$ 8.18
Class R6
Net assets applicable to outstanding shares	$3,954,846,010
Shares of beneficial interest outstanding	337,473,247
Net asset value and offering price per share outstanding	$ 11.72

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	MainStay Winslow Large Cap Growth Fund

SIMPLE Class
Net assets applicable to outstanding shares	$679,731
Shares of beneficial interest outstanding	74,456
Net asset value and offering price per share outstanding	$ 9.13
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statement of Operations for the six months ended April 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $274,276)	$ 38,235,730
Dividends-affiliated	2,035,323
Securities lending, net	6,592
Total income	40,277,645
Expenses
Manager (See Note 3)	42,940,783
Transfer agent (See Note 3)	4,050,569
Distribution/Service—Class A (See Note 3)	1,764,946
Distribution/Service—Investor Class (See Note 3)	88,314
Distribution/Service—Class B (See Note 3)	30,330
Distribution/Service—Class C (See Note 3)	217,381
Distribution/Service—Class R2 (See Note 3)	165,458
Distribution/Service—Class R3 (See Note 3)	103,839
Distribution/Service—SIMPLE Class (See Note 3)	1,427
Shareholder service (See Note 3)	590,866
Professional fees	390,576
Trustees	159,359
Registration	120,603
Shareholder communication	90,188
Custodian	70,721
Miscellaneous	246,889
Total expenses before waiver/reimbursement	51,032,249
Expense waiver/reimbursement from Manager (See Note 3)	(526,884)
Net expenses	50,505,365
Net investment income (loss)	(10,227,720)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	1,500,751,386
Net change in unrealized appreciation (depreciation) on unaffiliated investments	1,786,433,267
Net realized and unrealized gain (loss)	3,287,184,653
Net increase (decrease) in net assets resulting from operations	$3,276,956,933
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	MainStay Winslow Large Cap Growth Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2024 (Unaudited) and the year ended October 31, 2023
	Six months ended April 30, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ (10,227,720)	$ (19,046,995)
Net realized gain (loss)	1,500,751,386	1,300,340,950
Net change in unrealized appreciation (depreciation)	1,786,433,267	841,465,661
Net increase (decrease) in net assets resulting from operations	3,276,956,933	2,122,759,616
Distributions to shareholders:
Class A	(130,082,500)	(137,076,160)
Investor Class	(7,244,475)	(8,619,202)
Class B	(1,132,819)	(1,794,965)
Class C	(7,147,012)	(8,883,388)
Class I	(595,283,038)	(674,639,763)
Class R1	(86,798,156)	(86,323,034)
Class R2	(12,504,737)	(13,562,024)
Class R3	(4,536,383)	(5,552,262)
Class R6	(313,598,647)	(369,612,028)
SIMPLE Class	(46,846)	(30,895)
Total distributions to shareholders	(1,158,374,613)	(1,306,093,721)
Capital share transactions:
Net proceeds from sales of shares	1,074,078,515	1,751,093,329
Net asset value of shares issued to shareholders in reinvestment of distributions	1,075,112,615	1,210,855,286
Cost of shares redeemed	(2,205,593,960)	(3,204,378,874)
Increase (decrease) in net assets derived from capital share transactions	(56,402,830)	(242,430,259)
Net increase (decrease) in net assets	2,062,179,490	574,235,636
Net Assets
Beginning of period	11,928,783,371	11,354,547,735
End of period	$13,990,962,861	$11,928,783,371
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class A		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 8.39	$ 8.03	$ 14.92	$ 11.08	$ 9.59	$ 9.95
Net investment income (loss) (a)	(0.02)	(0.03)	(0.04)	(0.07)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	2.22	1.44	(3.74)	4.55	2.58	1.48
Total from investment operations	2.20	1.41	(3.78)	4.48	2.55	1.46
Less distributions:
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)	(1.82)
Net asset value at end of period	$ 9.64	$ 8.39	$ 8.03	$ 14.92	$ 11.08	$ 9.59
Total investment return (b)	27.81%	19.57%	(31.71)%	42.16%	29.44%	17.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.38)%††	(0.39)%	(0.37)%	(0.53)%	(0.31)%	(0.20)%
Net expenses (c)	0.95%††	0.98%	0.96%	0.93%	0.97%	0.99%
Expenses (before waiver/reimbursement) (c)	0.95%††(d)	0.98%(d)	0.96%(d)	0.94%	0.97%	0.99%
Portfolio turnover rate	37%	81%	77%	66%	44%	54%
Net assets at end of period (in 000’s)	$ 1,484,063	$ 1,153,265	$ 1,065,870	$ 1,745,833	$ 1,341,381	$ 1,008,608

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Six months ended April 30, 2024*	Year Ended October 31,
Investor Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 8.07	$ 7.78	$ 14.56	$ 10.84	$ 9.42	$ 9.81
Net investment income (loss) (a)	(0.03)	(0.05)	(0.05)	(0.08)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	2.13	1.39	(3.62)	4.44	2.52	1.46
Total from investment operations	2.10	1.34	(3.67)	4.36	2.48	1.43
Less distributions:
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)	(1.82)
Net asset value at end of period	$ 9.22	$ 8.07	$ 7.78	$ 14.56	$ 10.84	$ 9.42
Total investment return (b)	27.65%	19.26%	(31.75)%	41.98%	29.19%	16.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.56)%††	(0.59)%	(0.52)%	(0.67)%	(0.43)%	(0.31)%
Net expenses (c)	1.14%††	1.19%	1.11%	1.08%	1.10%	1.09%
Expenses (before waiver/reimbursement) (c)	1.14%††(d)	1.19%(d)	1.11%(d)	1.09%	1.10%	1.10%
Portfolio turnover rate	37%	81%	77%	66%	44%	54%
Net assets at end of period (in 000's)	$ 66,160	$ 61,360	$ 64,065	$ 106,354	$ 110,831	$ 109,236

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	MainStay Winslow Large Cap Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class B		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 5.05	$ 5.28	$ 10.96	$ 8.37	$ 7.55	$ 8.26
Net investment income (loss) (a)	(0.03)	(0.06)	(0.08)	(0.13)	(0.09)	(0.08)
Net realized and unrealized gain (loss)	1.27	0.88	(2.49)	3.36	1.97	1.19
Total from investment operations	1.24	0.82	(2.57)	3.23	1.88	1.11
Less distributions:
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)	(1.82)
Net asset value at end of period	$ 5.34	$ 5.05	$ 5.28	$ 10.96	$ 8.37	$ 7.55
Total investment return (b)	27.06%	18.40%	(32.29)%	40.80%	28.37%	15.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.28)%††	(1.32)%	(1.27)%	(1.42)%	(1.17)%	(1.05)%
Net expenses (c)	1.89%††	1.94%	1.86%	1.83%	1.85%	1.84%
Expenses (before waiver/reimbursement) (c)	1.89%††(d)	1.94%(d)	1.86%(d)	1.84%	1.85%	1.85%
Portfolio turnover rate	37%	81%	77%	66%	44%	54%
Net assets at end of period (in 000’s)	$ 4,627	$ 6,235	$ 9,408	$ 20,533	$ 20,172	$ 21,015

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Six months ended April 30, 2024*	Year Ended October 31,
Class C		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 5.02	$ 5.26	$ 10.93	$ 8.35	$ 7.53	$ 8.25
Net investment income (loss) (a)	(0.03)	(0.07)	(0.08)	(0.13)	(0.09)	(0.07)
Net realized and unrealized gain (loss)	1.27	0.88	(2.48)	3.35	1.97	1.17
Total from investment operations	1.24	0.81	(2.56)	3.22	1.88	1.10
Less distributions:
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)	(1.82)
Net asset value at end of period	$ 5.31	$ 5.02	$ 5.26	$ 10.93	$ 8.35	$ 7.53
Total investment return (b)	27.24%	18.24%	(32.29)%	40.77%	28.46%	15.97%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.31)%††	(1.34)%	(1.27)%	(1.42)%	(1.17)%	(1.04)%
Net expenses (c)	1.89%††	1.94%	1.86%	1.83%	1.85%	1.84%
Expenses (before waiver/reimbursement) (c)	1.89%††(d)	1.94%(d)	1.86%(d)	1.84%	1.85%	1.85%
Portfolio turnover rate	37%	81%	77%	66%	44%	54%
Net assets at end of period (in 000’s)	$ 41,471	$ 38,923	$ 46,833	$ 90,377	$ 95,761	$ 131,945

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class I		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 9.85	$ 9.24	$ 16.66	$ 12.28	$ 10.49	$ 10.69
Net investment income (loss) (a)	(0.01)	(0.01)	(0.01)	(0.04)	(0.01)	0.00‡
Net realized and unrealized gain (loss)	2.63	1.68	(4.30)	5.06	2.86	1.62
Total from investment operations	2.62	1.67	(4.31)	5.02	2.85	1.62
Less distributions:
From net investment income	—	(0.01)	—	—	—	—
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)	(1.82)
Total distributions	(0.95)	(1.06)	(3.11)	(0.64)	(1.06)	(1.82)
Net asset value at end of period	$ 11.52	$ 9.85	$ 9.24	$ 16.66	$ 12.28	$ 10.49
Total investment return (b)	27.96%	19.89%	(31.55)%	42.46%	29.80%	17.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.12)%††	(0.14)%	(0.11)%	(0.28)%	(0.06)%	0.05%
Net expenses (c)	0.70%††	0.73%	0.71%	0.68%	0.72%	0.74%
Expenses (before waiver/reimbursement) (c)	0.70%††(d)	0.73%(d)	0.71%(d)	0.69%	0.72%	0.74%
Portfolio turnover rate	37%	81%	77%	66%	44%	54%
Net assets at end of period (in 000’s)	$ 7,243,587	$ 6,217,494	$ 6,016,574	$ 8,434,291	$ 6,824,224	$ 6,080,320

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	MainStay Winslow Large Cap Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class R1		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 9.32	$ 8.80	$ 16.03	$ 11.85	$ 10.17	$ 10.43
Net investment income (loss) (a)	(0.01)	(0.02)	(0.02)	(0.05)	(0.02)	(0.00)‡
Net realized and unrealized gain (loss)	2.48	1.59	(4.10)	4.87	2.76	1.56
Total from investment operations	2.47	1.57	(4.12)	4.82	2.74	1.56
Less distributions:
From net investment income	—	(0.00)‡	—	—	—	—
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)	(1.82)
Total distributions	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)	(1.82)
Net asset value at end of period	$ 10.84	$ 9.32	$ 8.80	$ 16.03	$ 11.85	$ 10.17
Total investment return (b)	27.92%	19.73%	(31.62)%	42.30%	29.64%	17.25%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.22)%††	(0.25)%	(0.22)%	(0.38)%	(0.15)%	(0.04)%
Net expenses (c)	0.80%††	0.83%	0.81%	0.78%	0.82%	0.84%
Expenses (before waiver/reimbursement) (c)	0.80%††(d)	0.83%(d)	0.81%(d)	0.79%	0.82%	0.84%
Portfolio turnover rate	37%	81%	77%	66%	44%	54%
Net assets at end of period (in 000’s)	$ 1,018,043	$ 850,155	$ 721,142	$ 1,207,903	$ 914,359	$ 919,236

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class R2		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 8.25	$ 7.93	$ 14.78	$ 10.99	$ 9.53	$ 9.90
Net investment income (loss) (a)	(0.02)	(0.04)	(0.04)	(0.08)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	2.18	1.41	(3.70)	4.51	2.56	1.48
Total from investment operations	2.16	1.37	(3.74)	4.43	2.52	1.45
Less distributions:
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)	(1.82)
Net asset value at end of period	$ 9.46	$ 8.25	$ 7.93	$ 14.78	$ 10.99	$ 9.53
Total investment return (b)	27.78%	19.29%	(31.74)%	42.04%	29.29%	16.89%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.47)%††	(0.49)%	(0.47)%	(0.63)%	(0.40)%	(0.29)%
Net expenses (c)	1.05%††	1.08%	1.06%	1.03%	1.07%	1.09%
Expenses (before waiver/reimbursement) (c)	1.05%††(d)	1.08%(d)	1.06%(d)	1.04%	1.07%	1.09%
Portfolio turnover rate	37%	81%	77%	66%	44%	54%
Net assets at end of period (in 000’s)	$ 134,903	$ 111,520	$ 106,414	$ 188,790	$ 159,297	$ 163,288

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Six months ended April 30, 2024*	Year Ended October 31,
Class R3		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 7.25	$ 7.10	$ 13.60	$ 10.19	$ 8.93	$ 9.41
Net investment income (loss) (a)	(0.03)	(0.05)	(0.06)	(0.10)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	1.91	1.25	(3.33)	4.15	2.38	1.39
Total from investment operations	1.88	1.20	(3.39)	4.05	2.32	1.34
Less distributions:
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)	(1.82)
Net asset value at end of period	$ 8.18	$ 7.25	$ 7.10	$ 13.60	$ 10.19	$ 8.93
Total investment return (b)	27.75%	19.11%	(31.98)%	41.60%	28.99%	16.69%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.73)%††	(0.73)%	(0.72)%	(0.88)%	(0.65)%	(0.55)%
Net expenses (c)	1.30%††	1.33%	1.31%	1.28%	1.32%	1.34%
Expenses (before waiver/reimbursement) (c)	1.30%††(d)	1.33%(d)	1.31%(d)	1.29%	1.32%	1.34%
Portfolio turnover rate	37%	81%	77%	66%	44%	54%
Net assets at end of period (in 000’s)	$ 42,585	$ 34,337	$ 38,027	$ 63,195	$ 56,657	$ 57,283

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	MainStay Winslow Large Cap Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class R6		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 10.00	$ 9.37	$ 16.84	$ 12.39	$ 10.58	$ 10.76
Net investment income (loss) (a)	(0.00)‡	(0.01)	(0.00)‡	(0.03)	0.00‡	0.01
Net realized and unrealized gain (loss)	2.67	1.71	(4.36)	5.12	2.88	1.63
Total from investment operations	2.67	1.70	(4.36)	5.09	2.88	1.64
Less distributions:
From net investment income	—	(0.02)	—	—	(0.01)	—
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)	(1.82)
Total distributions	(0.95)	(1.07)	(3.11)	(0.64)	(1.07)	(1.82)
Net asset value at end of period	$ 11.72	$ 10.00	$ 9.37	$ 16.84	$ 12.39	$ 10.58
Total investment return (b)	28.04%	19.95%	(31.50)%	42.65%	29.83%	17.49%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.05)%††	(0.05)%	(0.04)%	(0.22)%	0.02%	0.13%
Net expenses (c)	0.62%††	0.64%	0.63%	0.62%	0.64%	0.64%
Expenses (before waiver/reimbursement) (c)	0.63%††	0.64%(d)	0.64%(d)	0.63%	0.64%	0.64%
Portfolio turnover rate	37%	81%	77%	66%	44%	54%
Net assets at end of period (in 000’s)	$ 3,954,846	$ 3,455,134	$ 3,285,993	$ 4,782,798	$ 3,981,812	$ 3,148,459

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,			August 31, 2020^ through October 31,
SIMPLE Class		2023	2022	2021	2020
Net asset value at beginning of period	$ 8.00	$ 7.72	$ 14.52	$ 10.84	$ 11.84**
Net investment income (loss) (a)	(0.03)	(0.05)	(0.07)	(0.12)	(0.02)
Net realized and unrealized gain (loss)	2.11	1.38	(3.62)	4.44	(0.98)
Total from investment operations	2.08	1.33	(3.69)	4.32	(1.00)
Less distributions:
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	—
Net asset value at end of period	$ 9.13	$ 8.00	$ 7.72	$ 14.52	$ 10.84
Total investment return (b)	27.65%	19.28%	(32.02)%	41.59%	(8.45)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.61)%††	(0.68)%	(0.77)%	(0.96)%	(1.00)%††
Net expenses (c)	1.17%††	1.24%	1.37%	1.33%	1.32%††
Expenses (before waiver/reimbursement) (c)	1.18%††	1.24%(d)	1.38%(d)	1.34%	1.33%††
Portfolio turnover rate	37%	81%	77%	66%	44%
Net assets at end of period (in 000’s)	$ 680	$ 358	$ 220	$ 71	$ 23

*	Unaudited.
^	Inception date.
**	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	MainStay Winslow Large Cap Growth Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
The MainStay Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the MainStay Winslow Large Cap Growth Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 1, 1995
Investor Class	February 28, 2008
Class B	April 1, 2005
Class C	April 1, 2005
Class I	April 1, 2005
Class R1	April 1, 2005
Class R2	April 1, 2005
Class R3	April 28, 2006
Class R6	June 17, 2013
SIMPLE Class	August 31, 2020
Class B shares of the MainStay Group of Funds are closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other funds in the MainStay Group of Funds as permitted by the current exchange privileges. Class B shareholders continue to be subject to any applicable contingent deferred sales charge ("CDSC") at the time of redemption. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, remain unchanged. Unless redeemed, Class B shareholders will remain in Class B shares of their respective fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. When Class B shares were offered, they were offered at NAV without an initial sales charge, although a CDSC that declines depending on the number of years a shareholder held its Class B shares may be imposed on certain redemptions of such shares made within six years of the date of purchase of such shares. Class I, Class R1, Class R2, Class R3, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class B shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share trans-actions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class B and Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class, Class R2, Class R3 and SIMPLE Class shares. Class I, Class R1 and Class R6 shares are not subject to a distribution and/or service fee. Class R1, Class R2 and Class R3 shares are subject to a shareholder service fee, which is in addition to fees paid under the distribution plans for Class R2 and Class R3 shares.
The Fund's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring

23

Notes to Financial Statements (Unaudited) (continued)
appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or

24	MainStay Winslow Large Cap Growth Fund

otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of
25

Notes to Financial Statements (Unaudited) (continued)
shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Winslow Capital Management, LLC. (“Winslow” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Winslow, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.75% up to $500 million; 0.725% from $500 million to $750 million; 0.71% from $750 million to $1 billion; 0.70% from $1 billion to $2 billion; 0.66% from $2 billion to $3 billion; 0.61% from $3 billion to $7 billion; 0.585% from $7 billion to $9 billion; and 0.575% on assets over $9 billion. During the six-month period ended April 30, 2024, the effective management fee rate was 0.61% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.55% of the Fund’s average daily net assets from $11 billion to $13 billion; and 0.525% of the Fund’s average daily net assets over $13 billion. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments

26	MainStay Winslow Large Cap Growth Fund

provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class I shares do not exceed 0.88% of the Fund’s average daily net assets. New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
Additionally, New York Life Investments has agreed to further voluntarily waive fees and/or reimburse expenses of the appropriate class of the Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R1 shares do not exceed 0.95%. These voluntary waivers or reimbursements may be discontinued at any time without notice.
During the six-month period ended April 30, 2024, New York Life Investments earned fees from the Fund in the amount of $42,940,783 and waived fees and/or reimbursed expenses in the amount of $526,884 and paid the Subadvisor fees in the amount of $16,847,575.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I, Class R1 and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the six-month period ended April 30, 2024, shareholder service fees incurred by the Fund were as follows:

Class R1	$503,915
Class R2	66,183
Class R3	20,768
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2024, were $98,289 and $8,341, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Class B and Class C shares during the six-month period ended April 30, 2024, of $1,667, $15 and $2,293, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered
27

Notes to Financial Statements (Unaudited) (continued)
into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$ 541,824	$—
Investor Class	93,910	—
Class B	7,992	—
Class C	57,685	—
Class I	2,814,706	—
Class R1	387,634	—
Class R2	50,877	—
Class R3	15,961	—
Class R6	79,837	—
SIMPLE Class	143	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$33,542	4.9%
Note 4-Federal Income Tax
As of April 30, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$8,939,109,931	$5,281,923,309	$(199,153,797)	$5,082,769,512
During the year ended October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$ 13,433,752
Long-Term Capital Gains	1,292,659,969
Total	$1,306,093,721
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 25, 2023, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 23, 2024, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 25, 2023, the aggregate commitment amount and

28	MainStay Winslow Large Cap Growth Fund

the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2024, purchases and sales of securities, other than short-term securities, were $5,041,274 and $6,248,649, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2024 and the year ended October 31, 2023, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	14,954,758	$ 144,785,247
Shares issued to shareholders in reinvestment of distributions	14,162,184	120,236,969
Shares redeemed	(14,113,363)	(133,460,830)
Net increase (decrease) in shares outstanding before conversion	15,003,579	131,561,386
Shares converted into Class A (See Note 1)	1,685,487	16,268,621
Shares converted from Class A (See Note 1)	(212,237)	(2,069,506)
Net increase (decrease)	16,476,829	$ 145,760,501
Year ended October 31, 2023:
Shares sold	15,983,106	$ 129,616,235
Shares issued to shareholders in reinvestment of distributions	17,289,578	125,347,772
Shares redeemed	(29,604,181)	(235,655,363)
Net increase (decrease) in shares outstanding before conversion	3,668,503	19,308,644
Shares converted into Class A (See Note 1)	1,268,493	10,288,730
Shares converted from Class A (See Note 1)	(174,362)	(1,381,429)
Net increase (decrease)	4,762,634	$ 28,215,945

Investor Class	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	300,116	$ 2,728,910
Shares issued to shareholders in reinvestment of distributions	889,705	7,233,403
Shares redeemed	(358,104)	(3,258,755)
Net increase (decrease) in shares outstanding before conversion	831,717	6,703,558
Shares converted into Investor Class (See Note 1)	81,255	755,914
Shares converted from Investor Class (See Note 1)	(1,343,462)	(12,478,843)
Net increase (decrease)	(430,490)	$ (5,019,371)
Year ended October 31, 2023:
Shares sold	594,759	$ 4,639,901
Shares issued to shareholders in reinvestment of distributions	1,231,575	8,608,707
Shares redeemed	(2,052,819)	(15,881,811)
Net increase (decrease) in shares outstanding before conversion	(226,485)	(2,633,203)
Shares converted into Investor Class (See Note 1)	193,762	1,546,555
Shares converted from Investor Class (See Note 1)	(599,739)	(4,736,436)
Net increase (decrease)	(632,462)	$ (5,823,084)

Class B	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	26,733	$ 143,465
Shares issued to shareholders in reinvestment of distributions	236,119	1,116,844
Shares redeemed	(256,518)	(1,365,184)
Net increase (decrease) in shares outstanding before conversion	6,334	(104,875)
Shares converted from Class B (See Note 1)	(375,955)	(2,009,936)
Net increase (decrease)	(369,621)	$ (2,114,811)
Year ended October 31, 2023:
Shares sold	13,930	$ 64,994
Shares issued to shareholders in reinvestment of distributions	401,754	1,767,718
Shares redeemed	(298,158)	(1,460,234)
Net increase (decrease) in shares outstanding before conversion	117,526	372,478
Shares converted from Class B (See Note 1)	(665,391)	(3,230,081)
Net increase (decrease)	(547,865)	$ (2,857,603)

29

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	605,839	$ 3,172,941
Shares issued to shareholders in reinvestment of distributions	1,379,854	6,485,314
Shares redeemed	(1,726,639)	(9,195,497)
Net increase (decrease) in shares outstanding before conversion	259,054	462,758
Shares converted from Class C (See Note 1)	(202,017)	(1,071,425)
Net increase (decrease)	57,037	$ (608,667)
Year ended October 31, 2023:
Shares sold	907,854	$ 4,372,020
Shares issued to shareholders in reinvestment of distributions	1,816,650	7,956,928
Shares redeemed	(3,484,405)	(16,834,402)
Net increase (decrease) in shares outstanding before conversion	(759,900)	(4,505,454)
Shares converted from Class C (See Note 1)	(399,925)	(1,981,428)
Net increase (decrease)	(1,159,826)	$ (6,486,882)

Class I	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	45,270,507	$ 512,190,156
Shares issued to shareholders in reinvestment of distributions	53,790,718	545,437,883
Shares redeemed	(101,682,013)	(1,158,945,594)
Net increase (decrease) in shares outstanding before conversion	(2,620,788)	(101,317,555)
Shares converted into Class I (See Note 1)	188,233	2,185,038
Shares converted from Class I (See Note 1)	(131,604)	(1,491,139)
Net increase (decrease)	(2,564,159)	$ (100,623,656)
Year ended October 31, 2023:
Shares sold	87,063,257	$ 813,021,273
Shares issued to shareholders in reinvestment of distributions	72,242,661	614,062,619
Shares redeemed	(178,838,638)	(1,685,015,501)
Net increase (decrease) in shares outstanding before conversion	(19,532,720)	(257,931,609)
Shares converted into Class I (See Note 1)	157,330	1,466,305
Shares converted from Class I (See Note 1)	(201,120)	(1,891,775)
Net increase (decrease)	(19,576,510)	$ (258,357,079)

Class R1	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	6,954,886	$ 74,465,044
Shares issued to shareholders in reinvestment of distributions	9,088,812	86,798,156
Shares redeemed	(13,540,792)	(143,042,205)
Net increase (decrease) in shares outstanding before conversion	2,502,906	18,220,995
Shares converted into Class R1 (See Note 1)	222,041	2,104,945
Net increase (decrease)	2,724,947	$ 20,325,940
Year ended October 31, 2023:
Shares sold	18,440,679	$ 167,960,802
Shares issued to shareholders in reinvestment of distributions	10,722,851	86,318,947
Shares redeemed	(19,868,278)	(178,889,345)
Net increase (decrease) in shares outstanding before conversion	9,295,252	75,390,404
Shares converted into Class R1 (See Note 1)	7,150	60,468
Shares converted from Class R1 (See Note 1)	(23,920)	(240,876)
Net increase (decrease)	9,278,482	$ 75,209,996

Class R2	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	1,592,409	$ 14,274,780
Shares issued to shareholders in reinvestment of distributions	1,108,636	9,246,020
Shares redeemed	(1,705,636)	(15,967,888)
Net increase (decrease) in shares outstanding before conversion	995,409	7,552,912
Shares converted from Class R2 (See Note 1)	(250,589)	(2,104,945)
Net increase (decrease)	744,820	$ 5,447,967
Year ended October 31, 2023:
Shares sold	2,296,843	$ 17,881,375
Shares issued to shareholders in reinvestment of distributions	1,391,973	9,938,687
Shares redeemed	(3,601,858)	(28,456,267)
Net increase (decrease) in shares outstanding before conversion	86,958	(636,205)
Shares converted from Class R2 (See Note 1)	(2,389)	(17,227)
Net increase (decrease)	84,569	$ (653,432)

30	MainStay Winslow Large Cap Growth Fund

Class R3	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	624,458	$ 5,033,128
Shares issued to shareholders in reinvestment of distributions	618,158	4,456,920
Shares redeemed	(756,474)	(5,999,961)
Net increase (decrease) in shares outstanding before conversion	486,142	3,490,087
Shares converted from Class R3 (See Note 1)	(10,401)	(88,724)
Net increase (decrease)	475,741	$ 3,401,363
Year ended October 31, 2023:
Shares sold	922,756	$ 6,449,354
Shares issued to shareholders in reinvestment of distributions	870,215	5,473,601
Shares redeemed	(2,412,610)	(16,649,602)
Net increase (decrease)	(619,639)	$ (4,726,647)

Class R6	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	27,584,253	$ 317,042,974
Shares issued to shareholders in reinvestment of distributions	28,521,267	294,054,260
Shares redeemed	(64,144,431)	(734,327,946)
Net increase (decrease)	(8,038,911)	$ (123,230,712)
Year ended October 31, 2023:
Shares sold	63,800,380	$ 606,984,764
Shares issued to shareholders in reinvestment of distributions	40,759,793	351,349,412
Shares redeemed	(109,697,203)	(1,025,523,675)
Net increase (decrease) in shares outstanding before conversion	(5,137,030)	(67,189,499)
Shares converted into Class R6 (See Note 1)	11,946	117,194
Net increase (decrease)	(5,125,084)	$ (67,072,305)

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	27,005	$ 241,870
Shares issued to shareholders in reinvestment of distributions	5,820	46,846
Shares redeemed	(3,184)	(30,100)
Net increase (decrease)	29,641	$ 258,616
Year ended October 31, 2023:
Shares sold	13,600	$ 102,611
Shares issued to shareholders in reinvestment of distributions	4,458	30,895
Shares redeemed	(1,770)	(12,674)
Net increase (decrease)	16,288	$ 120,832
Note 10–Other Matters
As of the date of this report, the Fund faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Fund's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Fund's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2024, events and transactions subsequent to April 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
31

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited)
The continuation of the Management Agreement with respect to the MainStay Winslow Large Cap Growth Fund (“Fund”) and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and Winslow Capital Management, LLC (“Winslow Capital”) with respect to the Fund (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of The MainStay Funds (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 6–7, 2023 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and Winslow Capital in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2023 through December 2023, including information and materials furnished by New York Life Investments and Winslow Capital in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on the Fund and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on the Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or Winslow Capital that follow investment strategies similar to those of the Fund, if any, and, when applicable, the rationale for differences in the Fund’s management and subadvisory fees and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of the Fund and investment-related matters for the Fund as well as presentations from New York Life Investments and, generally annually, Winslow Capital personnel.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to the Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2023 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding the Fund’s distribution arrangements.  In addition, the Board received information regarding the Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share classes of the Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and Winslow Capital; (ii) the qualifications of the portfolio managers of the Fund and the historical investment performance of the Fund, New York Life Investments and Winslow Capital; (iii) the costs of the services provided, and profits realized, by New York Life Investments and Winslow Capital with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between the Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of the Fund’s management fee and total ordinary operating expenses as compared to the peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the MainStay Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing the Fund.  With respect to the Subadvisory Agreement, the Board took into account New York Life Investments’ recommendation to approve the continuation of the Subadvisory Agreement.

32	MainStay Winslow Large Cap Growth Fund

The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and Winslow Capital.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and Winslow Capital resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the MainStay Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the MainStay Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that the Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 6–7, 2023 meeting are summarized in more detail below.
Nature, Extent and Quality of Services Provided by New York Life Investments and Winslow Capital
The Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of the Fund and considered that the Fund operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by Winslow Capital, evaluating the performance of Winslow Capital, making recommendations to the Board as to whether the Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to the Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to the Fund, including New York Life Investments’ oversight and due diligence reviews of Winslow Capital and ongoing analysis of, and interactions with, Winslow Capital with respect to, among other things, the Fund’s investment performance and risks as well as Winslow Capital’s investment capabilities and subadvisory services with respect to the Fund.
The Board also considered the range of services that New York Life Investments provides to the Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and
Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including supervision and implementation of the Fund’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to the Fund and has over time provided an increasingly broad array of non-advisory services to the MainStay Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that Winslow Capital provides to the Fund and considered the terms of each of the Advisory Agreements.  The Board evaluated Winslow Capital’s experience and performance in serving as subadvisor to the Fund and advising other portfolios and Winslow Capital’s track record and experience in providing investment advisory services as well as the experience of investment advisory, senior management and/or administrative personnel at Winslow Capital.  The Board considered New York Life Investments’ and Winslow Capital’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and Winslow Capital and acknowledged their commitment to further developing and strengthening compliance programs that may relate to the Fund.  The Board also considered Winslow Capital’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the Fund.  In this regard, the Board considered the qualifications and experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.
In addition, the Board considered information provided by New York Life Investments and Winslow Capital regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that the Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating the Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective, strategies and risks.  The Board considered
33

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
investment reports on, and analysis of, the Fund’s performance provided to the Board throughout the year.  These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to a relevant investment category and the Fund’s benchmarks, the Fund’s risk-adjusted investment performance and the Fund’s investment performance as compared to peer funds, as appropriate, as well as portfolio attribution information and commentary on the effect of market conditions.  The Board also considered information provided by ISS showing the investment performance of the Fund as compared to peer funds.  In addition, the Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.
The Board also took into account its discussions with senior management at New York Life Investments concerning the Fund’s investment performance over various periods as well as discussions between representatives of Winslow Capital and the members of the Board’s Investment Committee, which generally occur on an annual basis.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and Winslow Capital
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and Winslow Capital due to their relationships with the Fund as well as of New York Life Investments and its affiliates due to their relationships with the MainStay Group of Funds.  With respect to the profitability of Winslow Capital’s relationship with the Fund, the Board considered information from New York Life Investments that Winslow Capital’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the Fund, and the relevance of Winslow Capital’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the Fund.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and Winslow Capital, and profitability of New York Life Investments and its affiliates and Winslow Capital due to their relationships with the Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ and Winslow Capital’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Fund, and that New York Life Investments is responsible for paying the subadvisory fee for the Fund.  The Board also considered the financial resources of New York Life Investments and Winslow Capital and acknowledged that New York Life Investments and Winslow Capital must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and Winslow Capital to continue to provide high-quality services to the Fund.  The Board recognized that the Fund benefits from the allocation of certain fixed costs among the funds in the MainStay Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the MainStay Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to the Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and Winslow Capital and its affiliates due to their relationships with the Fund, including reputational and other indirect benefits.  The Board recognized, for example, the benefits to Winslow Capital from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to Winslow Capital in exchange for commissions paid by the Fund with respect to trades in the Fund’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between Winslow Capital and its affiliates and New York Life Investments and its affiliates.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that serves as an investment option for the Fund, including the potential rationale for and costs associated with investments in this money market fund by the Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to the Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing the Fund, New York Life Investments’ affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund’s transfer agent and distributor.  The Board considered information about these other revenues and their impact on the profitability of the relationship with the Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with

34	MainStay Winslow Large Cap Growth Fund

the Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with the Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the Fund were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to Winslow Capital and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to Winslow Capital, the Board considered that any profits realized by Winslow Capital due to its relationship with the Fund are the result of arm’s-length negotiations between New York Life Investments and Winslow Capital acknowledging that any such profits are based on the subadvisory fee paid to Winslow Capital by New York Life Investments, not the Fund.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and the Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to Winslow Capital is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments.
In assessing the reasonableness of the Fund’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.  In addition, the Board considered information provided by New York Life Investments and Winslow Capital on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the Fund, if any.  The Board considered the contractual management fee schedule for the Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as the Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and expense limitation arrangements on the Fund’s net management fee and expenses.  The Board also considered that in proposing fees for the Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2023 meeting, regarding the reasonableness of the Fund’s transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and the Fund’s transfer agent, charges the Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to the Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of the Fund.  The Board acknowledged the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
Based on the factors outlined above, among other considerations, the Board concluded that the Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Fund and whether the Fund’s management fee and expense structure permits any economies of scale to be appropriately shared with the Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the MainStay Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to the Fund.  The Board reviewed information from New York Life Investments showing how the Fund’s management fee schedule compared to fee schedules of other funds and
35

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how the Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of the Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements.
36	MainStay Winslow Large Cap Growth Fund

Discussion of the Operation and Effectiveness of the Fund's Liquidity Risk Management Program (Unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”), which New York Life Investment Management LLC believes is reasonably designed to assess and manage the Fund's liquidity risk. A Fund's liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Board of Trustees of The MainStay Funds (the "Board") previously approved the designation of New York Life Investment Management LLC as administrator of the Program (the “Administrator”). The Administrator has established a Liquidity Risk Management Committee to assist the Administrator in the implementation and day-to-day administration of the Program and to otherwise support the Administrator in fulfilling its responsibilities under the Program.
At a meeting of the Board held on February 27, 2024, the Administrator provided the Board with a written report addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2023, through December 31, 2023 (the "Review Period"), as required under the Liquidity Rule. The report noted that the Administrator concluded that (i) the Program operated effectively to assess and manage the Fund's liquidity risk, (ii) the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund's liquidity developments and (iii) the Fund's investment strategy continues to be appropriate for an open-end fund. In addition, the report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and the liquidity classification methodologies, and discussed notable geopolitical, market and other economic events that impacted liquidity risk during the Review Period.
In accordance with the Program, the Fund's liquidity risk is assessed no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections, and (iii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The Administrator has delegated liquidity classification determinations to the Fund’s subadvisor, subject to appropriate oversight by the Administrator, and liquidity classification determinations are made by taking into account the Fund's reasonably anticipated trade size, various market, trading and investment-specific considerations, as well as market depth, and, in certain cases, third-party vendor data.
The Liquidity Rule requires funds that do not primarily hold assets that are highly liquid investments to adopt a minimum amount of net assets that must be invested in highly liquid investments that are assets (an “HLIM”). In addition, the Liquidity Rule limits a fund's investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if, immediately after acquisition, doing so would result in a fund holding more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to determine, periodically review and comply with the HLIM requirement, as applicable, and to comply with the 15% limit on illiquid investments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
37

Proxy Voting Policies and Procedures and Proxy Voting Record
The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. A description of the policies and procedures that are used to vote proxies relating to portfolio securities of the Fund is available free of charge upon request by calling 800-624-6782 or visiting the SEC’s website at www.sec.gov. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund's holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.
38	MainStay Winslow Large Cap Growth Fund

MainStay Funds
Equity
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund
MainStay Fiera SMID Growth Fund
MainStay PineStone U.S. Equity Fund
MainStay S&P 500 Index Fund
MainStay Winslow Large Cap Growth Fund
MainStay WMC Enduring Capital Fund
MainStay WMC Growth Fund
MainStay WMC Small Companies Fund
MainStay WMC Value Fund
International Equity
MainStay Epoch International Choice Fund
MainStay PineStone International Equity Fund
MainStay WMC International Research Equity Fund
Emerging Markets Equity
MainStay Candriam Emerging Markets Equity Fund
Global Equity
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
MainStay PineStone Global Equity Fund
Fixed Income
Taxable Income
MainStay Candriam Emerging Markets Debt Fund
MainStay Floating Rate Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay Short Duration High Income Fund
MainStay MacKay Strategic Bond Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Infrastructure Bond Fund
MainStay Short Term Bond Fund
Tax-Exempt Income
MainStay MacKay Arizona Muni Fund
MainStay MacKay California Tax Free Opportunities Fund1
MainStay MacKay Colorado Muni Fund
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund2
MainStay MacKay Oregon Muni Fund
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Strategic Municipal Allocation Fund
MainStay MacKay Tax Free Bond Fund
MainStay MacKay Utah Muni Fund
Money Market
MainStay Money Market Fund
Mixed Asset
MainStay Balanced Fund
MainStay Income Builder Fund
MainStay MacKay Convertible Fund
Speciality
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Cushing MLP Premier Fund
Asset Allocation
MainStay Conservative Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Equity Allocation Fund
MainStay Equity ETF Allocation Fund
MainStay Growth Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund

Manager
New York Life Investment Management LLC
New York, New York
Subadvisors
Candriam3
Strassen, Luxembourg
CBRE Investment Management Listed Real Assets LLC
Radnor, Pennsylvania
Cushing Asset Management, LP
Dallas, Texas
Epoch Investment Partners, Inc.
New York, New York
Fiera Capital Inc.
New York, New York
IndexIQ Advisors LLC3
New York, New York
MacKay Shields LLC3
New York, New York
NYL Investors LLC3
New York, New York
PineStone Asset Management Inc.
Montreal, Québec
Wellington Management Company LLP
Boston, Massachusetts
Winslow Capital Management, LLC
Minneapolis, Minnesota
Legal Counsel
Dechert LLP
Washington, District of Columbia
Independent Registered Public Accounting Firm
KPMG LLP
Philadelphia, Pennsylvania
Distributor
NYLIFE Distributors LLC3
Jersey City, New Jersey
Custodian
JPMorgan Chase Bank, N.A.
New York, New York

  1.
This Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA (all share classes); and MI (Class A and Class I shares only); and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I and Class C2 shares only).
2.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY, VT (all share classes) and SD (Class R6 shares only).
3.	An affiliate of New York Life Investment Management LLC.
Not part of the Semiannual Report

For more information
800-624-6782
newyorklifeinvestments.com
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.
©2024 NYLIFE Distributors LLC. All rights reserved.
5022118 MS081-24	MSLG10-06/24
(NYLIM) NL221

MainStay WMC Enduring Capital Fund

Message from the President and Semiannual Report
Unaudited  |  April 30, 2024
Special Notice:
Beginning in July 2024, new regulations issued by the Securities and Exchange Commission (SEC) will take effect requiring open-end mutual fund companies and ETFs to (1) overhaul the content of their shareholder reports and (2) mail paper copies of the new tailored shareholder reports to shareholders who have not opted to receive these documents electronically.
If you have not yet elected to receive your shareholder reports electronically, please contact your financial intermediary or visit newyorklifeinvestments.com/accounts.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President
Stock and bond markets gained broad ground during the six-month period ended April 30, 2024, bolstered by better-than-expected economic growth and the prospect of monetary easing in the face of a myriad of macroeconomic and geopolitical challenges.
Throughout the reporting period, interest rates remained at their highest levels in decades in most developed countries, with the U.S. federal funds rate in the 5.25%−5.50% range, as central banks struggled to bring inflation under control. Early in the reporting period, the U.S. Federal Reserve began to forecast interest rate cuts in 2024, but delayed action as inflation remained stubbornly high, fluctuating between 3.1% and 3.5%. Nevertheless, despite the increasing cost of capital and tighter lending environment that resulted from sustained high rates, economic growth remained surprisingly robust, supported by high levels of consumer spending, low unemployment and strong corporate earnings. Investors tended to shrug off concerns related to sticky inflation and high interest rates—not to mention the ongoing war in Ukraine, intensifying hostilities in the Middle East and simmering tensions between China and the United States—focusing instead on the positives of continued economic growth and surprisingly strong corporate profits.
The S&P 500® Index, a widely regarded benchmark of U.S. market performance, produced double-digit gains, reaching record levels in March 2024. Market strength, which had been narrowly focused on mega-cap, technology-related stocks during the previous six months broadened significantly during the reporting period. All industry sectors produced positive results, with the strongest returns in communication services, information technology and industrials, and more moderate gains in the lagging energy, real estate and consumer staples areas. Growth-oriented shares slightly outperformed value-oriented issues, while large- and mid-cap stocks modestly outperformed their small-cap counterparts. Most overseas equity markets trailed the U.S. market, as developed international economies experienced relatively low growth rates, and weak economic conditions in China undermined emerging markets.
Bonds generally gained ground as well. The yield on the 10-year Treasury note ranged between approximately 4.7% and 3.8%, while the 2-year Treasury yield remained slightly higher, between approximately 5.0% and 4.1%, in an inverted curve pattern often viewed as indicative of an impending economic slowdown. Nevertheless, the prevailing environment of stable interest rates and attractive yields provided a favorable environment for fixed-income investors. Long-term Treasury bonds and investment-grade corporate bonds produced similar gains, while high yield bonds advanced by a slightly greater margin, despite the added risks implicit in an uptick in default rates. International bond markets modestly outperformed their U.S. counterparts, led by a rebound in the performance of emerging-markets debt.
The risks and uncertainties inherent in today’s markets call for the kind of insight and expertise that New York Life Investments offers through our one-on-one philosophy, long-lasting focus, and multi-boutique approach.
Thank you for trusting us to help you meet your investment needs.
Sincerely,
Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, which includes information about The MainStay Funds' Trustees, free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available on dfinview.com/NYLIM. Please read the Fund’s Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended April 30, 2024
Class	Sales Charge		Inception Date[1]	Six Months[2]	One Year	Five Years	Ten Years or Since Inception	Gross Expense Ratio[3]
Class A Shares	Maximum 5.50% Initial Sales Charge	With sales charges	6/1/1998	13.26%	12.02%	10.86%	10.36%	0.94%
		Excluding sales charges		19.85	18.54	12.12	10.99	0.94
Investor Class Shares[4]	Maximum 5.00% Initial Sales Charge	With sales charges	2/28/2008	13.75	12.35	10.60	10.10	1.17
		Excluding sales charges		19.73	18.27	11.85	10.72	1.17
Class B Shares[5]	Maximum 5.00% CDSC	With sales charges	6/1/1998	14.26	12.36	10.75	9.89	1.92
	if Redeemed Within the First Six Years of Purchase	Excluding sales charges		19.26	17.36	11.01	9.89	1.92
Class C Shares	Maximum 1.00% CDSC	With sales charges	9/1/1998	18.24	16.38	11.01	9.89	1.92
	if Redeemed Within One Year of Purchase	Excluding sales charges		19.24	17.38	11.01	9.89	1.92
Class I Shares	No Sales Charge		12/28/2004	20.00	18.82	12.40	11.27	0.69
Class R6 Shares	No Sales Charge		4/26/2021	20.03	18.92	N/A	7.61	0.61

1.	Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to March 5, 2021 reflects the Fund's prior subadvisor and principal investment strategies.
2.	Not annualized.
3.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.
4.	Prior to June 30, 2020, the maximum initial sales charge was 5.50%, which is reflected in the applicable average annual total return figures shown.
5.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
5

Benchmark Performance*	Six Months[1]	One Year	Five Years	Ten Years
Russell 3000® Index[2]	21.09%	22.30%	12.43%	11.81%
S&P 500® Index[3]	20.98	22.66	13.19	12.41
Morningstar Large Blend Category Average[4]	19.86	20.31	11.78	10.96

*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
1.	Not annualized.
2.	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
3.	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
4.	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
6	MainStay WMC Enduring Capital Fund

Cost in Dollars of a $1,000 Investment in MainStay WMC Enduring Capital Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2023 to April 30, 2024, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 11/1/23	Ending Account Value (Based on Actual Returns and Expenses) 4/30/24	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 4/30/24	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,198.50	$ 5.08	$1,020.24	$4.67	0.93%
Investor Class Shares	$1,000.00	$1,197.30	$ 6.28	$1,019.14	$5.77	1.15%
Class B Shares	$1,000.00	$1,192.60	$10.36	$1,015.41	$9.52	1.90%
Class C Shares	$1,000.00	$1,192.40	$10.36	$1,015.41	$9.52	1.90%
Class I Shares	$1,000.00	$1,200.00	$ 3.72	$1,021.48	$3.42	0.68%
Class R6 Shares	$1,000.00	$1,200.30	$ 3.34	$1,021.83	$3.07	0.61%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 366 and multiplied by 182 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
7

Industry Composition as of April 30, 2024 (Unaudited)
Machinery	11.9%
Commercial Services & Supplies	11.2
Insurance	10.3
Chemicals	7.5
Software	7.5
Ground Transportation	5.7
Capital Markets	5.7
Household Durables	5.4
Financial Services	4.5
Trading Companies & Distributors	4.2
Consumer Staples Distribution & Retail	4.1
Air Freight & Logistics	3.4
Specialized REITs	3.1%
Consumer Finance	2.8
Containers & Packaging	2.8
Banks	2.7
Life Sciences Tools & Services	2.4
Health Care Providers & Services	2.0
Media	1.2
Short–Term Investments	1.7
Other Assets, Less Liabilities	–0.1
100.0%
See Portfolio of Investments beginning on page 9 for specific holdings within these categories. The Fund's holdings are subject to change.

Top Ten Holdings and/or Issuers Held as of April 30, 2024 (excluding short-term investments) (Unaudited)
1.	Constellation Software, Inc.
2.	Progressive Corp. (The)
3.	NVR, Inc.
4.	PACCAR, Inc.
5.	Copart, Inc.
6.	Markel Group, Inc.
7.	Berkshire Hathaway, Inc., Class B
8.	Linde plc
9.	Watsco, Inc.
10.	Costco Wholesale Corp.

8	MainStay WMC Enduring Capital Fund

Portfolio of Investments April 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.4%
Air Freight & Logistics 3.4%
Expeditors International of Washington, Inc.	161,170	$ 17,939,833
Banks 2.7%
M&T Bank Corp.	96,430	13,923,528
Capital Markets 5.7%
Brookfield Asset Management Ltd., Class A	154,796	5,911,659
Brookfield Corp.	238,569	9,571,389
Charles Schwab Corp. (The)	192,677	14,248,464
		29,731,512
Chemicals 7.5%
Linde plc	51,322	22,630,949
Sherwin-Williams Co. (The)	55,399	16,598,094
		39,229,043
Commercial Services & Supplies 11.2%
Cintas Corp.	27,334	17,995,066
Copart, Inc. (a)	455,472	24,736,684
Waste Connections, Inc.	97,770	15,847,539
		58,579,289
Consumer Finance 2.8%
Credit Acceptance Corp. (a)	28,830	14,810,548
Consumer Staples Distribution & Retail 4.1%
Costco Wholesale Corp.	29,187	21,099,282
Containers & Packaging 2.8%
Ball Corp.	207,422	14,430,349
Financial Services 4.5%
Berkshire Hathaway, Inc., Class B (a)	58,662	23,272,975
Ground Transportation 5.7%
Canadian National Railway Co.	118,293	14,357,736
Old Dominion Freight Line, Inc.	85,686	15,570,003
		29,927,739
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	21,419	10,360,370
Household Durables 5.4%
NVR, Inc. (a)	3,809	28,334,580
	Shares	Value

Insurance 10.3%
Brookfield Reinsurance Ltd. (b)	3,730	$ 149,834
Markel Group, Inc. (a)	16,511	24,079,643
Progressive Corp. (The)	141,537	29,475,080
		53,704,557
Life Sciences Tools & Services 2.4%
Danaher Corp.	50,991	12,575,400
Machinery 11.9%
Deere & Co.	25,912	10,142,216
Fortive Corp.	157,868	11,882,724
IDEX Corp.	59,051	13,018,384
PACCAR, Inc.	252,730	26,817,180
		61,860,504
Media 1.2%
Cable One, Inc.	16,091	6,337,440
Software 7.5%
Constellation Software, Inc.	14,513	37,364,715
Lumine Group, Inc. (a)	61,645	1,688,616
		39,053,331
Specialized REITs 3.1%
American Tower Corp.	47,181	8,094,372
Public Storage	31,684	8,220,414
		16,314,786
Trading Companies & Distributors 4.2%
Watsco, Inc.	48,837	21,865,302
Total Common Stocks (Cost $366,731,034)		513,350,368

	Number of Warrants

Warrants 0.0% ‡
Software 0.0% ‡
Constellation Software, Inc.
Expires 3/31/40 (a)(c)(d)	16,496	—
Total Warrants (Cost $0)		—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Shares	Value

Short-Term Investments 1.7%
Affiliated Investment Company 1.7%
MainStay U.S. Government Liquidity Fund, 5.242% (e)	8,847,982	$ 8,847,982
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 5.309% (e)(f)	4,175	4,175
Total Short-Term Investments (Cost $8,852,157)		8,852,157
Total Investments (Cost $375,583,191)	100.1%	522,202,525
Other Assets, Less Liabilities	(0.1)	(403,872)
Net Assets	100.0%	$ 521,798,653

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of April 30, 2024, the aggregate market value of securities on loan was $4,017. The Fund received cash collateral with a value of $4,175. (See Note 2(I))
(c)	Illiquid security—As of April 30, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of April 30, 2024.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 5,152	$ 28,097	$ (24,401)	$ —	$ —	$ 8,848	$ 286	$ —	8,848
Abbreviation(s):
REIT—Real Estate Investment Trust
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	MainStay WMC Enduring Capital Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 513,350,368	$ —	$ —	$ 513,350,368
Warrants	—	—	—	—
Short-Term Investments
Affiliated Investment Company	8,847,982	—	—	8,847,982
Unaffiliated Investment Company	4,175	—	—	4,175
Total Short-Term Investments	8,852,157	—	—	8,852,157
Total Investments in Securities	$ 522,202,525	$ —	$ —	$ 522,202,525

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of April 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $366,735,209) including securities on loan of $4,017	$513,354,543
Investment in affiliated investment companies, at value (identified cost $8,847,982)	8,847,982
Cash	53
Receivables:
Fund shares sold	106,077
Dividends	105,171
Other assets	92,105
Total assets	522,505,931
Liabilities
Cash collateral received for securities on loan	4,175
Payables:
Manager (See Note 3)	241,658
Fund shares redeemed	168,875
Shareholder communication	106,410
NYLIFE Distributors (See Note 3)	67,960
Transfer agent (See Note 3)	66,308
Professional fees	44,926
Custodian	4,736
Trustees	254
Securities lending	45
Accrued expenses	1,931
Total liabilities	707,278
Net assets	$521,798,653
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$ 146,996
Additional paid-in-capital	378,335,681
378,482,677
Total distributable earnings (loss)	143,315,976
Net assets	$521,798,653
Class A
Net assets applicable to outstanding shares	$236,932,944
Shares of beneficial interest outstanding	6,665,453
Net asset value per share outstanding	$ 35.55
Maximum sales charge (5.50% of offering price)	2.07
Maximum offering price per share outstanding	$ 37.62
Investor Class
Net assets applicable to outstanding shares	$ 21,904,721
Shares of beneficial interest outstanding	616,772
Net asset value per share outstanding	$ 35.52
Maximum sales charge (5.00% of offering price)	1.87
Maximum offering price per share outstanding	$ 37.39
Class B
Net assets applicable to outstanding shares	$ 1,241,765
Shares of beneficial interest outstanding	40,171
Net asset value and offering price per share outstanding	$ 30.91
Class C
Net assets applicable to outstanding shares	$ 14,214,778
Shares of beneficial interest outstanding	460,307
Net asset value and offering price per share outstanding	$ 30.88
Class I
Net assets applicable to outstanding shares	$ 81,293,835
Shares of beneficial interest outstanding	2,271,476
Net asset value and offering price per share outstanding	$ 35.79
Class R6
Net assets applicable to outstanding shares	$166,210,610
Shares of beneficial interest outstanding	4,645,442
Net asset value and offering price per share outstanding	$ 35.78

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	MainStay WMC Enduring Capital Fund

Statement of Operations for the six months ended April 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $58,177)	$ 3,856,087
Dividends-affiliated	285,661
Securities lending, net	1,429
Other	106
Total income	4,143,283
Expenses
Manager (See Note 3)	1,437,621
Distribution/Service—Class A (See Note 3)	287,292
Distribution/Service—Investor Class (See Note 3)	29,560
Distribution/Service—Class B (See Note 3)	7,298
Distribution/Service—Class C (See Note 3)	84,513
Distribution/Service—Class R3 (See Note 3)(a)	1,494
Transfer agent (See Note 3)	187,458
Registration	56,721
Professional fees	56,150
Trustees	6,248
Custodian	5,691
Shareholder communication	2,102
Shareholder service (See Note 3)	299
Miscellaneous	15,249
Total expenses	2,177,696
Net investment income (loss)	1,965,587
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	3,716,070
Foreign currency transactions	584
Net realized gain (loss)	3,716,654
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	86,563,018
Translation of other assets and liabilities in foreign currencies	(5)
Net change in unrealized appreciation (depreciation)	86,563,013
Net realized and unrealized gain (loss)	90,279,667
Net increase (decrease) in net assets resulting from operations	$92,245,254

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the six months ended April 30, 2024 (Unaudited) and the year ended October 31, 2023
	Six months ended April 30, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 1,965,587	$ 2,848,806
Net realized gain (loss)	3,716,654	(6,891,808)
Net change in unrealized appreciation (depreciation)	86,563,013	28,352,462
Net increase (decrease) in net assets resulting from operations	92,245,254	24,309,460
Distributions to shareholders:
Class A	(1,462,773)	(7,743,520)
Investor Class	(108,996)	(859,939)
Class B	(2,409)	(113,221)
Class C	(29,131)	(929,434)
Class I	(743,460)	(3,690,395)
Class R3(a)	(4,081)	(21,276)
Class R6	(1,656,975)	(8,289,276)
Total distributions to shareholders	(4,007,825)	(21,647,061)
Capital share transactions:
Net proceeds from sales of shares	24,616,258	125,928,585
Net asset value of shares issued to shareholders in reinvestment of distributions	3,958,976	21,396,272
Cost of shares redeemed	(64,321,092)	(197,554,301)
Increase (decrease) in net assets derived from capital share transactions	(35,745,858)	(50,229,444)
Net increase (decrease) in net assets	52,491,571	(47,567,045)
Net Assets
Beginning of period	469,307,082	516,874,127
End of period	$521,798,653	$ 469,307,082

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	MainStay WMC Enduring Capital Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class A		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 29.86	$ 30.01	$ 36.76	$ 24.95	$ 24.92	$ 26.31
Net investment income (loss) (a)	0.11	0.11	0.06	0.06	0.16	0.26
Net realized and unrealized gain (loss)	5.80	0.92	(3.74)	11.99	1.36	1.28
Total from investment operations	5.91	1.03	(3.68)	12.05	1.52	1.54
Less distributions:
From net investment income	(0.22)	(0.08)	(0.04)	(0.24)	(0.27)	(0.22)
From net realized gain on investments	—	(1.10)	(3.03)	—	(1.22)	(2.71)
Total distributions	(0.22)	(1.18)	(3.07)	(0.24)	(1.49)	(2.93)
Net asset value at end of period	$ 35.55	$ 29.86	$ 30.01	$ 36.76	$ 24.95	$ 24.92
Total investment return (b)	19.85%	3.36%	(10.96)%	48.53%	6.42%	6.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.64%††	0.35%	0.18%	0.19%	0.64%	1.08%
Net expenses (c)	0.93%††	0.94%	0.94%	0.91%	0.99%	0.97%
Portfolio turnover rate	0%‡‡	17%	2%	24%	166%	164%
Net assets at end of period (in 000’s)	$ 236,933	$ 197,726	$ 196,218	$ 228,700	$ 62,611	$ 63,814

*	Unaudited.
††	Annualized.
‡‡	Less than one-tenth percent.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30, 2024*	Year Ended October 31,
Investor Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 29.80	$ 29.97	$ 36.73	$ 24.92	$ 24.90	$ 26.29
Net investment income (loss) (a)	0.08	0.04	0.01	(0.01)	0.08	0.20
Net realized and unrealized gain (loss)	5.79	0.91	(3.74)	11.98	1.37	1.27
Total from investment operations	5.87	0.95	(3.73)	11.97	1.45	1.47
Less distributions:
From net investment income	(0.15)	(0.02)	—	(0.16)	(0.21)	(0.15)
From net realized gain on investments	—	(1.10)	(3.03)	—	(1.22)	(2.71)
Total distributions	(0.15)	(1.12)	(3.03)	(0.16)	(1.43)	(2.86)
Net asset value at end of period	$ 35.52	$ 29.80	$ 29.97	$ 36.73	$ 24.92	$ 24.90
Total investment return (b)	19.73%	3.13%	(11.13)%	48.22%	6.05%	6.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.47%††	0.13%	0.03%	(0.02)%	0.35%	0.82%
Net expenses (c)	1.15%††	1.17%	1.11%	1.19%	1.30%	1.23%
Expenses (before waiver/reimbursement) (c)	1.15%††	1.17%	1.11%	1.19%	1.31%	1.27%
Portfolio turnover rate	0%‡‡	17%	2%	24%	166%	164%
Net assets at end of period (in 000's)	$ 21,905	$ 21,764	$ 22,977	$ 29,293	$ 15,544	$ 17,203

*	Unaudited.
††	Annualized.
‡‡	Less than one-tenth percent.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class B		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 25.96	$ 26.41	$ 32.96	$ 22.40	$ 22.50	$ 24.04
Net investment income (loss) (a)	(0.04)	(0.15)	(0.21)	(0.22)	(0.08)	0.02
Net realized and unrealized gain (loss)	5.04	0.80	(3.31)	10.78	1.22	1.15
Total from investment operations	5.00	0.65	(3.52)	10.56	1.14	1.17
Less distributions:
From net investment income	(0.05)	—	—	—	(0.02)	—
From net realized gain on investments	—	(1.10)	(3.03)	—	(1.22)	(2.71)
Total distributions	(0.05)	(1.10)	(3.03)	—	(1.24)	(2.71)
Net asset value at end of period	$ 30.91	$ 25.96	$ 26.41	$ 32.96	$ 22.40	$ 22.50
Total investment return (b)	19.26%	2.34%	(11.79)%	47.14%(c)	5.28%	5.71%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.26)%††	(0.57)%	(0.72)%	(0.77)%	(0.39)%	0.10%
Net expenses (d)	1.90%††	1.92%	1.86%	1.95%	2.05%	1.98%
Expenses (before waiver/reimbursement) (d)	1.90%††	1.92%	1.86%	1.95%	2.06%	2.02%
Portfolio turnover rate	0%‡‡	17%	2%	24%	166%	164%
Net assets at end of period (in 000’s)	$ 1,242	$ 1,527	$ 2,824	$ 5,007	$ 3,666	$ 4,718

*	Unaudited.
††	Annualized.
‡‡	Less than one-tenth percent.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	MainStay WMC Enduring Capital Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class C		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 25.94	$ 26.39	$ 32.93	$ 22.38	$ 22.48	$ 24.02
Net investment income (loss) (a)	(0.04)	(0.16)	(0.21)	(0.24)	(0.08)	0.02
Net realized and unrealized gain (loss)	5.03	0.81	(3.30)	10.79	1.22	1.15
Total from investment operations	4.99	0.65	(3.51)	10.55	1.14	1.17
Less distributions:
From net investment income	(0.05)	—	—	—	(0.02)	—
From net realized gain on investments	—	(1.10)	(3.03)	—	(1.22)	(2.71)
Total distributions	(0.05)	(1.10)	(3.03)	—	(1.24)	(2.71)
Net asset value at end of period	$ 30.88	$ 25.94	$ 26.39	$ 32.93	$ 22.38	$ 22.48
Total investment return (b)	19.24%	2.39%	(11.80)%	47.14%(c)	5.29%	5.72%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.25)%††	(0.60)%	(0.72)%	(0.80)%	(0.38)%	0.10%
Net expenses (d)	1.90%††	1.92%	1.86%	1.89%	2.05%	1.98%
Expenses (before waiver/reimbursement) (d)	1.90%††	1.92%	1.86%	1.89%	2.06%	2.02%
Portfolio turnover rate	0%‡‡	17%	2%	24%	166%	164%
Net assets at end of period (in 000’s)	$ 14,215	$ 16,624	$ 23,500	$ 37,234	$ 6,641	$ 10,946

*	Unaudited.
††	Annualized.
‡‡	Less than one-tenth percent.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class I		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 30.09	$ 30.24	$ 36.99	$ 25.09	$ 25.05	$ 26.44
Net investment income (loss) (a)	0.16	0.19	0.15	0.16	0.23	0.32
Net realized and unrealized gain (loss)	5.84	0.92	(3.77)	12.03	1.37	1.28
Total from investment operations	6.00	1.11	(3.62)	12.19	1.60	1.60
Less distributions:
From net investment income	(0.30)	(0.16)	(0.10)	(0.29)	(0.34)	(0.28)
From net realized gain on investments	—	(1.10)	(3.03)	—	(1.22)	(2.71)
Total distributions	(0.30)	(1.26)	(3.13)	(0.29)	(1.56)	(2.99)
Net asset value at end of period	$ 35.79	$ 30.09	$ 30.24	$ 36.99	$ 25.09	$ 25.05
Total investment return (b)	20.00%	3.60%	(10.72)%	48.97%	6.66%	7.06%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.92%††	0.62%	0.45%	0.48%	0.96%	1.34%
Net expenses (c)	0.68%††	0.69%	0.69%	0.66%	0.74%	0.72%
Portfolio turnover rate	0%‡‡	17%	2%	24%	166%	164%
Net assets at end of period (in 000’s)	$ 81,294	$ 75,684	$ 73,935	$ 135,219	$ 37,491	$ 97,903

*	Unaudited.
††	Annualized.
‡‡	Less than one-tenth percent.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	MainStay WMC Enduring Capital Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,		April 26, 2021^ through October 31,
Class R6		2023	2022	2021
Net asset value at beginning of period	$ 30.10	$ 30.24	$ 37.00	$ 33.07
Net investment income (loss) (a)	0.17	0.22	0.16	0.14
Net realized and unrealized gain (loss)	5.84	0.92	(3.77)	3.79
Total from investment operations	6.01	1.14	(3.61)	3.93
Less distributions:
From net investment income	(0.33)	(0.18)	(0.12)	—
From net realized gain on investments	—	(1.10)	(3.03)	—
Total distributions	(0.33)	(1.28)	(3.15)	—
Net asset value at end of period	$ 35.78	$ 30.10	$ 30.24	$ 37.00
Total investment return (b)	20.03%	3.69%	(10.69)%	11.88%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.97%††	0.71%	0.50%	0.44%††
Net expenses (c)	0.61%††	0.61%	0.63%	0.60%††
Portfolio turnover rate	0%‡‡	17%	2%	24%
Net assets at end of period (in 000’s)	$ 166,211	$ 155,134	$ 196,860	$ 262,843

*	Unaudited.
^	Inception date.
††	Annualized.
‡‡	Less than one-tenth percent.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
The MainStay Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the MainStay WMC Enduring Capital Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 1, 1998
Investor Class	February 28, 2008
Class B	June 1, 1998
Class C	September 1, 1998
Class I	December 28, 2004
Class R6	April 26, 2021
Effective at the close of business on February 23, 2024, Class R3 shares were liquidated.
Class B shares of the MainStay Group of Funds are closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other funds in the MainStay Group of Funds as permitted by the current exchange privileges. Class B shareholders continue to be subject to any applicable contingent deferred sales charge ("CDSC") at the time of redemption. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, remain unchanged. Unless redeemed, Class B shareholders will remain in Class B shares of their respective fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. When Class B shares were offered, they were offered at NAV without an initial sales charge, although a CDSC that declines depending on the number of years a shareholder held its Class B shares may be imposed on certain redemptions of such shares made within six years of the date of purchase of such shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class B shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class B and Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The

20	MainStay WMC Enduring Capital Fund

Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
21

Notes to Financial Statements (Unaudited) (continued)
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

22	MainStay WMC Enduring Capital Fund

(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the
23

Notes to Financial Statements (Unaudited) (continued)
entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.55% up to $500 million; 0.525% from $500 million to $1 billion; and 0.50% on assets in excess of $1 billion. During the six-month period ended April 30, 2024, the effective management fee rate was 0.55%.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Class R6 fees and expenses do not exceed those of Class I. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2024, New York Life Investments earned fees from the Fund in the amount of $1,437,621 and paid the Subadvisor fees in the amount of $620,550.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 Plan, Class R3 shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R3 shares. This is in addition to any fees paid under the Class R3 Plan.

24	MainStay WMC Enduring Capital Fund

During the period November 1, 2023 through February 28, 2024, shareholder service fees incurred by the Fund were as follows:

Class R3*	$299

*	Effective at the close of business on February 23, 2024, Class R3 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2024, were $18,943 and $1,815, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2024, of $539 and $142, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$89,151	$—
Investor Class	35,043	—
Class B	2,148	—
Class C	24,957	—
Class I	32,562	—
Class R3*	240	—
Class R6	3,357	—

*	Effective at the close of business on February 23, 2024, Class R3 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than
$1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$47,157	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$375,894,229	$163,554,297	$(17,246,001)	$146,308,296
As of October 31, 2023, for federal income tax purposes, capital loss carryforwards of $7,238,905, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$1,196	$6,043
During the year ended October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$13,213,407
Long-Term Capital Gains	8,433,654
Total	$21,647,061
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
25

Notes to Financial Statements (Unaudited) (continued)
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 25, 2023, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 23, 2024, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 25, 2023, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2024, purchases and sales of securities, other than short-term securities, were $995 and $42,914, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2024 and the year ended October 31, 2023, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	374,825	$ 13,104,256
Shares issued to shareholders in reinvestment of distributions	42,440	1,417,788
Shares redeemed	(493,826)	(17,135,043)
Net increase (decrease) in shares outstanding before conversion	(76,561)	(2,612,999)
Shares converted into Class A (See Note 1)	122,201	4,370,001
Shares converted from Class A (See Note 1)	(1,914)	(64,770)
Net increase (decrease)	43,726	$ 1,692,232
Year ended October 31, 2023:
Shares sold	777,331	$ 23,810,633
Shares issued to shareholders in reinvestment of distributions	247,479	7,533,253
Shares redeemed	(1,019,479)	(31,269,191)
Net increase (decrease) in shares outstanding before conversion	5,331	74,695
Shares converted into Class A (See Note 1)	78,147	2,366,476
Shares converted from Class A (See Note 1)	(151)	(4,661)
Net increase (decrease)	83,327	$ 2,436,510

Investor Class	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	13,847	$ 480,409
Shares issued to shareholders in reinvestment of distributions	3,238	108,536
Shares redeemed	(34,616)	(1,199,089)
Net increase (decrease) in shares outstanding before conversion	(17,531)	(610,144)
Shares converted into Investor Class (See Note 1)	9,265	317,970
Shares converted from Investor Class (See Note 1)	(105,232)	(3,777,341)
Net increase (decrease)	(113,498)	$ (4,069,515)
Year ended October 31, 2023:
Shares sold	29,849	$ 915,511
Shares issued to shareholders in reinvestment of distributions	28,225	859,163
Shares redeemed	(67,503)	(2,064,768)
Net increase (decrease) in shares outstanding before conversion	(9,429)	(290,094)
Shares converted into Investor Class (See Note 1)	18,857	587,855
Shares converted from Investor Class (See Note 1)	(45,909)	(1,390,486)
Net increase (decrease)	(36,481)	$ (1,092,725)

26	MainStay WMC Enduring Capital Fund

Class B	Shares	Amount
Six-month period ended April 30, 2024:
Shares issued to shareholders in reinvestment of distributions	80	$ 2,409
Shares redeemed	(3,395)	(102,237)
Net increase (decrease) in shares outstanding before conversion	(3,315)	(99,828)
Shares converted from Class B (See Note 1)	(15,340)	(467,598)
Net increase (decrease)	(18,655)	$ (567,426)
Year ended October 31, 2023:
Shares sold	73	$ 2,000
Shares issued to shareholders in reinvestment of distributions	4,112	109,752
Shares redeemed	(16,415)	(431,503)
Net increase (decrease) in shares outstanding before conversion	(12,230)	(319,751)
Shares converted from Class B (See Note 1)	(35,872)	(966,410)
Net increase (decrease)	(48,102)	$ (1,286,161)

Class C	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	15,215	$ 458,017
Shares issued to shareholders in reinvestment of distributions	961	28,907
Shares redeemed	(187,335)	(5,823,534)
Net increase (decrease) in shares outstanding before conversion	(171,159)	(5,336,610)
Shares converted from Class C (See Note 1)	(9,494)	(286,027)
Net increase (decrease)	(180,653)	$ (5,622,637)
Year ended October 31, 2023:
Shares sold	32,846	$ 872,256
Shares issued to shareholders in reinvestment of distributions	34,072	908,718
Shares redeemed	(294,528)	(7,872,021)
Net increase (decrease) in shares outstanding before conversion	(227,610)	(6,091,047)
Shares converted from Class C (See Note 1)	(22,080)	(583,195)
Net increase (decrease)	(249,690)	$ (6,674,242)

Class I	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	152,677	$ 5,195,654
Shares issued to shareholders in reinvestment of distributions	22,091	740,522
Shares redeemed	(418,930)	(14,633,091)
Net increase (decrease) in shares outstanding before conversion	(244,162)	(8,696,915)
Shares converted into Class I (See Note 1)	673	23,824
Net increase (decrease)	(243,489)	$ (8,673,091)
Year ended October 31, 2023:
Shares sold	1,177,378	$ 35,968,422
Shares issued to shareholders in reinvestment of distributions	120,167	3,678,308
Shares redeemed	(1,227,165)	(37,749,795)
Net increase (decrease) in shares outstanding before conversion	70,380	1,896,935
Shares converted into Class I (See Note 1)	150	4,661
Shares converted from Class I (See Note 1)	(466)	(14,240)
Net increase (decrease)	70,064	$ 1,887,356

Class R3	Shares	Amount
Six-month period ended April 30, 2024: (a)
Shares sold	2,199	$ 72,174
Shares issued to shareholders in reinvestment of distributions	115	3,839
Shares redeemed	(27,601)	(989,709)
Net increase (decrease) in shares outstanding before conversion	(25,287)	(913,696)
Shares converted from Class R3 (See Note 1)	(3,438)	(116,059)
Net increase (decrease)	(28,725)	$ (1,029,755)
Year ended October 31, 2023:
Shares sold	10,803	$ 327,040
Shares issued to shareholders in reinvestment of distributions	590	17,802
Shares redeemed	(1,533)	(48,413)
Net increase (decrease)	9,860	$ 296,429

27

Notes to Financial Statements (Unaudited) (continued)
Class R6	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	152,764	$ 5,305,748
Shares issued to shareholders in reinvestment of distributions	49,496	1,656,975
Shares redeemed	(710,729)	(24,438,389)
Net increase (decrease)	(508,469)	$ (17,475,666)
Year ended October 31, 2023:
Shares sold	2,095,234	$ 64,032,723
Shares issued to shareholders in reinvestment of distributions	270,980	8,289,276
Shares redeemed	(3,722,309)	(118,118,610)
Net increase (decrease)	(1,356,095)	$ (45,796,611)

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Other Matters
As of the date of this report, the Fund faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Fund's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Fund's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2024, events and transactions subsequent to April 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
28	MainStay WMC Enduring Capital Fund

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited)
The continuation of the Management Agreement with respect to the MainStay WMC Enduring Capital Fund (“Fund”) and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and Wellington Management Company LLP (“WMC”) with respect to the Fund (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of The MainStay Funds (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 6–7, 2023 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and WMC  in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2023 through December 2023, including information and materials furnished by New York Life Investments and WMC in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on the Fund and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on the Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or WMC that follow investment strategies similar to those of the Fund, if any, and, when applicable, the rationale for differences in the Fund’s management and subadvisory fees and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of the Fund and investment-related matters for the Fund as well as presentations from New York Life Investments and, generally annually, WMC personnel.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to the Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2023 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding the Fund’s distribution arrangements.  In addition, the Board received information regarding the Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share classes of the Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and WMC; (ii) the qualifications of the portfolio managers of the Fund and the historical investment performance of the Fund, New York Life Investments and WMC; (iii) the costs of the services provided, and profits realized, by New York Life Investments and WMC with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between the Fund’s fees and expenses and those of  other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of the Fund’s management fee and total ordinary operating expenses as compared to the peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the MainStay Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing the Fund.  With respect to the Subadvisory Agreement, the Board took into account New York Life Investments’ recommendation to approve the continuation of the Subadvisory Agreement.

29

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and WMC.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and WMC resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the MainStay Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the MainStay Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that the Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 6–7, 2023 meeting are summarized in more detail below.
Nature, Extent and Quality of Services Provided by New York Life Investments and WMC
The Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of the Fund and considered that the Fund operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by WMC, evaluating the performance of WMC, making recommendations to the Board as to whether the Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to the Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to the Fund, including New York Life Investments’ oversight and due diligence reviews of WMC and ongoing analysis of, and interactions with, WMC with respect to, among other things, the Fund’s investment performance and risks as well as WMC’s investment capabilities and subadvisory services with respect to the Fund.
The Board also considered the range of services that New York Life Investments provides to the Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including supervision and implementation of the Fund’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to the Fund and has over time provided an increasingly broad array of non-advisory services to the MainStay Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that WMC provides to the Fund and considered the terms of each of the Advisory Agreements.  The Board evaluated WMC’s experience and performance in serving as subadvisor to the Fund and advising other portfolios and WMC’s track record and experience in providing investment advisory services as well as the experience of investment advisory, senior management and/or administrative personnel at WMC.  The Board considered New York Life Investments’ and WMC’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and WMC and acknowledged their commitment to further developing and strengthening compliance programs that may relate to the Fund.  The Board also considered WMC’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the Fund.  In this regard, the Board considered the qualifications and experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.
In addition, the Board considered information provided by New York Life Investments and WMC regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that the Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating the Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective, strategies and risks.  The Board considered investment reports on, and analysis of, the Fund’s performance provided to the Board throughout the year.  These reports include, among other

30	MainStay WMC Enduring Capital Fund

items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to a relevant investment category and the Fund’s benchmarks, the Fund’s risk-adjusted investment performance and the Fund’s investment performance as compared to peer funds, as appropriate, as well as portfolio attribution information and commentary on the effect of market conditions.  The Board also considered information provided by ISS showing the investment performance of the Fund as compared to peer funds.  In addition, the Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.
The Board also took into account its discussions with senior management at New York Life Investments concerning the Fund’s investment performance over various periods as well as discussions between representatives of WMC and the members of the Board’s Investment Committee, which generally occur on an annual basis.  In considering the investment performance of the Fund, the Board noted that the Fund underperformed its peer funds for the one- and five-year periods ended July 31, 2023, performed in line with its peer funds for the ten-year period ended July 31, 2023, and performed favorably relative to its peer funds for the three-year period ended July 31, 2023.  The Board considered its discussions with representatives from New York Life Investments and WMC regarding the Fund’s investment performance.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and WMC
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and WMC due to their relationships with the Fund as well as of New York Life Investments and its affiliates due to their relationships with the MainStay Group of Funds.  With respect to the profitability of WMC’s relationship with the Fund, the Board considered information from New York Life Investments that WMC’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the Fund, and the relevance of WMC’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the Fund.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and WMC, and profitability of New York Life Investments and its affiliates and WMC due to their relationships with the Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ and WMC’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Fund, and that New York Life Investments is responsible for paying the subadvisory fee for the Fund.  The Board also considered the financial resources of New York Life Investments and WMC and acknowledged that New York Life Investments and WMC must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and WMC to continue to provide high-quality services to the Fund.  The Board recognized that the Fund benefits from the allocation of certain fixed costs among the funds in the MainStay Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the MainStay Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to the Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and WMC and its affiliates due to their relationships with the Fund, including reputational and other indirect benefits.  The Board recognized, for example, the benefits to WMC from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to WMC in exchange for commissions paid by the Fund with respect to trades in the Fund’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between WMC and its affiliates and New York Life Investments and its affiliates and considered the existence of a strategic partnership between New York Life Investments and WMC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the Subadvisory Agreement.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that serves as an investment option for the Fund, including the potential rationale for and costs associated with investments in this money market fund by the Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to the Fund.
31

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing the Fund, New York Life Investments’ affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund’s transfer agent and distributor.  The Board considered information about these other revenues and their impact on the profitability of the relationship with the Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with the Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with the Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the Fund were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to WMC and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to WMC, the Board considered that any profits realized by WMC due to its relationship with the Fund are the result of arm’s-length negotiations between New York Life Investments and WMC, acknowledging that any such profits are based on the subadvisory fee paid to WMC by New York Life Investments, not the Fund.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and the Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to WMC is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments.
In assessing the reasonableness of the Fund’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.  In addition, the Board considered information provided by New York Life Investments and WMC on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the Fund, if any.  The Board considered the contractual management fee schedule for the Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as the Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and expense limitation arrangements on the Fund’s net management fee and expenses.  The Board also considered that in proposing fees for the Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2023 meeting, regarding the reasonableness of the Fund’s transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and the Fund’s transfer agent, charges the Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to the Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of the Fund.  The Board acknowledged the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
Based on the factors outlined above, among other considerations, the Board concluded that the Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Fund and whether the Fund’s management fee and expense structure permits any economies of scale to be appropriately shared with the Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the MainStay Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways,

32	MainStay WMC Enduring Capital Fund

including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to the Fund.  The Board reviewed information from New York Life Investments showing how the Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how the Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of the Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements.
33

Discussion of the Operation and Effectiveness of the Fund's Liquidity Risk Management Program (Unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”), which New York Life Investment Management LLC believes is reasonably designed to assess and manage the Fund's liquidity risk. A Fund's liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Board of Trustees of The MainStay Funds (the "Board") previously approved the designation of New York Life Investment Management LLC as administrator of the Program (the “Administrator”). The Administrator has established a Liquidity Risk Management Committee to assist the Administrator in the implementation and day-to-day administration of the Program and to otherwise support the Administrator in fulfilling its responsibilities under the Program.
At a meeting of the Board held on February 27, 2024, the Administrator provided the Board with a written report addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2023, through December 31, 2023 (the "Review Period"), as required under the Liquidity Rule. The report noted that the Administrator concluded that (i) the Program operated effectively to assess and manage the Fund's liquidity risk, (ii) the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund's liquidity developments and (iii) the Fund's investment strategy continues to be appropriate for an open-end fund. In addition, the report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and the liquidity classification methodologies, and discussed notable geopolitical, market and other economic events that impacted liquidity risk during the Review Period.
In accordance with the Program, the Fund's liquidity risk is assessed no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections, and (iii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The Administrator has delegated liquidity classification determinations to the Fund’s subadvisor, subject to appropriate oversight by the Administrator, and liquidity classification determinations are made by taking into account the Fund's reasonably anticipated trade size, various market, trading and investment-specific considerations, as well as market depth, and, in certain cases, third-party vendor data.
The Liquidity Rule requires funds that do not primarily hold assets that are highly liquid investments to adopt a minimum amount of net assets that must be invested in highly liquid investments that are assets (an “HLIM”). In addition, the Liquidity Rule limits a fund's investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if, immediately after acquisition, doing so would result in a fund holding more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to determine, periodically review and comply with the HLIM requirement, as applicable, and to comply with the 15% limit on illiquid investments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
34	MainStay WMC Enduring Capital Fund

Proxy Voting Policies and Procedures and Proxy Voting Record
The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. A description of the policies and procedures that are used to vote proxies relating to portfolio securities of the Fund is available free of charge upon request by calling 800-624-6782 or visiting the SEC’s website at www.sec.gov. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund's holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.
35

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MainStay Funds
Equity
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund
MainStay Fiera SMID Growth Fund
MainStay PineStone U.S. Equity Fund
MainStay S&P 500 Index Fund
MainStay Winslow Large Cap Growth Fund
MainStay WMC Enduring Capital Fund
MainStay WMC Growth Fund
MainStay WMC Small Companies Fund
MainStay WMC Value Fund
International Equity
MainStay Epoch International Choice Fund
MainStay PineStone International Equity Fund
MainStay WMC International Research Equity Fund
Emerging Markets Equity
MainStay Candriam Emerging Markets Equity Fund
Global Equity
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
MainStay PineStone Global Equity Fund
Fixed Income
Taxable Income
MainStay Candriam Emerging Markets Debt Fund
MainStay Floating Rate Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay Short Duration High Income Fund
MainStay MacKay Strategic Bond Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Infrastructure Bond Fund
MainStay Short Term Bond Fund
Tax-Exempt Income
MainStay MacKay Arizona Muni Fund
MainStay MacKay California Tax Free Opportunities Fund1
MainStay MacKay Colorado Muni Fund
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund2
MainStay MacKay Oregon Muni Fund
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Strategic Municipal Allocation Fund
MainStay MacKay Tax Free Bond Fund
MainStay MacKay Utah Muni Fund
Money Market
MainStay Money Market Fund
Mixed Asset
MainStay Balanced Fund
MainStay Income Builder Fund
MainStay MacKay Convertible Fund
Speciality
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Cushing MLP Premier Fund
Asset Allocation
MainStay Conservative Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Equity Allocation Fund
MainStay Equity ETF Allocation Fund
MainStay Growth Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund

Manager
New York Life Investment Management LLC
New York, New York
Subadvisors
Candriam3
Strassen, Luxembourg
CBRE Investment Management Listed Real Assets LLC
Radnor, Pennsylvania
Cushing Asset Management, LP
Dallas, Texas
Epoch Investment Partners, Inc.
New York, New York
Fiera Capital Inc.
New York, New York
IndexIQ Advisors LLC3
New York, New York
MacKay Shields LLC3
New York, New York
NYL Investors LLC3
New York, New York
PineStone Asset Management Inc.
Montreal, Québec
Wellington Management Company LLP
Boston, Massachusetts
Winslow Capital Management, LLC
Minneapolis, Minnesota
Legal Counsel
Dechert LLP
Washington, District of Columbia
Independent Registered Public Accounting Firm
KPMG LLP
Philadelphia, Pennsylvania
Distributor
NYLIFE Distributors LLC3
Jersey City, New Jersey
Custodian
JPMorgan Chase Bank, N.A.
New York, New York

  1.
This Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA (all share classes); and MI (Class A and Class I shares only); and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I and Class C2 shares only).
2.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY, VT (all share classes) and SD (Class R6 shares only).
3.	An affiliate of New York Life Investment Management LLC.
Not part of the Semiannual Report

For more information
800-624-6782
newyorklifeinvestments.com
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.
©2024 NYLIFE Distributors LLC. All rights reserved.
5022305 MS081-24	MSWEC10-06/24
(NYLIM) NL528

MainStay WMC Value Fund

Message from the President and Semiannual Report
Unaudited  |  April 30, 2024
Special Notice:
Beginning in July 2024, new regulations issued by the Securities and Exchange Commission (SEC) will take effect requiring open-end mutual fund companies and ETFs to (1) overhaul the content of their shareholder reports and (2) mail paper copies of the new tailored shareholder reports to shareholders who have not opted to receive these documents electronically.
If you have not yet elected to receive your shareholder reports electronically, please contact your financial intermediary or visit newyorklifeinvestments.com/accounts.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President
Stock and bond markets gained broad ground during the six-month period ended April 30, 2024, bolstered by better-than-expected economic growth and the prospect of monetary easing in the face of a myriad of macroeconomic and geopolitical challenges.
Throughout the reporting period, interest rates remained at their highest levels in decades in most developed countries, with the U.S. federal funds rate in the 5.25%−5.50% range, as central banks struggled to bring inflation under control. Early in the reporting period, the U.S. Federal Reserve began to forecast interest rate cuts in 2024, but delayed action as inflation remained stubbornly high, fluctuating between 3.1% and 3.5%. Nevertheless, despite the increasing cost of capital and tighter lending environment that resulted from sustained high rates, economic growth remained surprisingly robust, supported by high levels of consumer spending, low unemployment and strong corporate earnings. Investors tended to shrug off concerns related to sticky inflation and high interest rates—not to mention the ongoing war in Ukraine, intensifying hostilities in the Middle East and simmering tensions between China and the United States—focusing instead on the positives of continued economic growth and surprisingly strong corporate profits.
The S&P 500® Index, a widely regarded benchmark of U.S. market performance, produced double-digit gains, reaching record levels in March 2024. Market strength, which had been narrowly focused on mega-cap, technology-related stocks during the previous six months broadened significantly during the reporting period. All industry sectors produced positive results, with the strongest returns in communication services, information technology and industrials, and more moderate gains in the lagging energy, real estate and consumer staples areas. Growth-oriented shares slightly outperformed value-oriented issues, while large- and mid-cap stocks modestly outperformed their small-cap counterparts. Most overseas equity markets trailed the U.S. market, as developed international economies experienced relatively low growth rates, and weak economic conditions in China undermined emerging markets.
Bonds generally gained ground as well. The yield on the 10-year Treasury note ranged between approximately 4.7% and 3.8%, while the 2-year Treasury yield remained slightly higher, between approximately 5.0% and 4.1%, in an inverted curve pattern often viewed as indicative of an impending economic slowdown. Nevertheless, the prevailing environment of stable interest rates and attractive yields provided a favorable environment for fixed-income investors. Long-term Treasury bonds and investment-grade corporate bonds produced similar gains, while high yield bonds advanced by a slightly greater margin, despite the added risks implicit in an uptick in default rates. International bond markets modestly outperformed their U.S. counterparts, led by a rebound in the performance of emerging-markets debt.
The risks and uncertainties inherent in today’s markets call for the kind of insight and expertise that New York Life Investments offers through our one-on-one philosophy, long-lasting focus, and multi-boutique approach.
Thank you for trusting us to help you meet your investment needs.
Sincerely,
Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, which includes information about The MainStay Funds' Trustees, free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available on dfinview.com/NYLIM. Please read the Fund’s Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended April 30, 2024
Class	Sales Charge		Inception Date[1]	Six Months[2]	One Year	Five Years	Ten Years or Since Inception	Gross Expense Ratio[3]
Class A Shares	Maximum 5.50% Initial Sales Charge	With sales charges	6/9/1999	7.65%	4.28%	9.50%	9.09%	1.04%
		Excluding sales charges		13.91	10.35	10.75	9.71	1.04
Investor Class Shares[4]	Maximum 5.00% Initial Sales Charge	With sales charges	2/28/2008	8.10	4.59	9.22	8.85	1.30
		Excluding sales charges		13.79	10.10	10.46	9.47	1.30
Class B Shares[5]	Maximum 5.00% CDSC	With sales charges	6/9/1999	8.36	4.24	9.47	8.64	2.05
	if Redeemed Within the First Six Years of Purchase	Excluding sales charges		13.36	9.24	9.62	8.64	2.05
Class C Shares	Maximum 1.00% CDSC	With sales charges	6/9/1999	12.41	8.29	9.64	8.65	2.05
	if Redeemed Within One Year of Purchase	Excluding sales charges		13.41	9.29	9.64	8.65	2.05
Class I Shares	No Sales Charge		1/21/1971	14.14	10.74	11.08	10.01	0.79
Class R6 Shares	No Sales Charge		4/26/2021	14.12	10.72	N/A	5.24	0.71

1.	Effective April 26, 2021, the Fund replaced its subadvisor, changed its investment objective and modified its principal investment strategies. Therefore, the performance information shown in this report prior to April 26, 2021 reflects that of the Fund’s prior subadvisor, investment objective and principal investment strategies.
2.	Not annualized.
3.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.
4.	Prior to June 30, 2020, the maximum initial sales charge was 5.50%, which is reflected in the applicable average annual total return figures shown.
5.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
5

Benchmark Performance*	Six Months[1]	One Year	Five Years	Ten Years
Russell 3000® Index[2]	21.09%	22.30%	12.43%	11.81%
Russell 1000® Value Index[3]	18.42	13.42	8.60	8.43
Morningstar Large Value Category Average[4]	17.99	14.37	9.20	8.57

*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
1.	Not annualized.
2.	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
3.	The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
4.	The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
6	MainStay WMC Value Fund

Cost in Dollars of a $1,000 Investment in MainStay WMC Value Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2023 to April 30, 2024, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 11/1/23	Ending Account Value (Based on Actual Returns and Expenses) 4/30/24	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 4/30/24	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,139.10	$ 5.48	$1,019.74	$ 5.17	1.03%
Investor Class Shares	$1,000.00	$1,137.90	$ 6.86	$1,018.45	$ 6.47	1.29%
Class B Shares	$1,000.00	$1,133.60	$10.82	$1,014.72	$10.22	2.04%
Class C Shares	$1,000.00	$1,134.10	$10.82	$1,014.72	$10.22	2.04%
Class I Shares	$1,000.00	$1,141.40	$ 3.73	$1,021.38	$ 3.52	0.70%
Class R6 Shares	$1,000.00	$1,141.20	$ 3.73	$1,021.38	$ 3.52	0.70%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 366 and multiplied by 182 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
7

Industry Composition as of April 30, 2024 (Unaudited)
Pharmaceuticals	10.4%
Oil, Gas & Consumable Fuels	9.6
Capital Markets	8.8
Banks	7.7
Health Care Providers & Services	6.0
Insurance	5.0
Semiconductors & Semiconductor Equipment	4.1
Communications Equipment	3.8
Aerospace & Defense	3.2
Specialized REITs	2.7
Building Products	2.7
Beverages	2.6
Personal Care Products	2.5
Air Freight & Logistics	2.0
Electronic Equipment, Instruments & Components	1.7
Electrical Equipment	1.6
Multi–Utilities	1.5
Health Care Equipment & Supplies	1.5
Automobile Components	1.5
Biotechnology	1.5
Media	1.4
Diversified Consumer Services	1.4%
Gas Utilities	1.3
Entertainment	1.3
IT Services	1.3
Distributors	1.2
Real Estate Management & Development	1.2
Household Durables	1.2
Machinery	1.1
Hotels, Restaurants & Leisure	1.1
Financial Services	1.1
Food Products	1.1
Chemicals	1.1
Interactive Media & Services	1.0
Hotel & Resort REITs	1.0
Ground Transportation	1.0
Specialty Retail	0.0‡
Short–Term Investment	1.1
Other Assets, Less Liabilities	–0.3
100.0%
‡	Less than one–tenth of a percent.
See Portfolio of Investments beginning on page 9 for specific holdings within these categories. The Fund's holdings are subject to change.

Top Ten Holdings and/or Issuers Held as of April 30, 2024 (excluding short-term investments) (Unaudited)
1.	JPMorgan Chase & Co.
2.	Merck & Co., Inc.
3.	Johnson & Johnson
4.	Cisco Systems, Inc.
5.	Elevance Health, Inc.
6.	Pfizer, Inc.
7.	UnitedHealth Group, Inc.
8.	United Parcel Service, Inc., Class B
9.	M&T Bank Corp.
10.	American International Group, Inc.

8	MainStay WMC Value Fund

Portfolio of Investments April 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.2%
Aerospace & Defense 3.2%
General Dynamics Corp.	53,973	$ 15,495,109
L3Harris Technologies, Inc.	70,770	15,148,318
		30,643,427
Air Freight & Logistics 2.0%
United Parcel Service, Inc., Class B	129,534	19,103,674
Automobile Components 1.5%
Gentex Corp.	412,186	14,137,980
Banks 7.7%
JPMorgan Chase & Co.	203,509	39,020,816
M&T Bank Corp.	130,857	18,894,442
PNC Financial Services Group, Inc. (The)	98,616	15,113,888
		73,029,146
Beverages 2.6%
Keurig Dr Pepper, Inc.	415,944	14,017,313
Pernod Ricard SA, Sponsored ADR	371,520	11,253,341
		25,270,654
Biotechnology 1.5%
Gilead Sciences, Inc.	215,607	14,057,576
Building Products 2.7%
Fortune Brands Innovations, Inc.	130,988	9,575,223
Johnson Controls International plc	246,509	16,040,341
		25,615,564
Capital Markets 8.8%
Ares Management Corp.	104,775	13,944,505
Intercontinental Exchange, Inc.	95,540	12,301,730
KKR & Co., Inc.	124,159	11,555,478
LPL Financial Holdings, Inc.	39,172	10,542,360
Morgan Stanley	161,674	14,686,466
Nasdaq, Inc.	81,130	4,855,631
Raymond James Financial, Inc.	134,804	16,446,088
		84,332,258
Chemicals 1.1%
Axalta Coating Systems Ltd. (a)	326,700	10,271,448
Communications Equipment 3.8%
Cisco Systems, Inc.	492,672	23,145,731
F5, Inc. (a)	76,905	12,713,165
		35,858,896
	Shares	Value

Distributors 1.2%
LKQ Corp.	278,365	$ 12,005,883
Diversified Consumer Services 1.4%
H&R Block, Inc.	279,332	13,192,850
Electrical Equipment 1.6%
Emerson Electric Co.	138,757	14,955,230
Electronic Equipment, Instruments & Components 1.7%
Corning, Inc.	474,374	15,834,604
Entertainment 1.3%
Electronic Arts, Inc.	99,886	12,667,543
Financial Services 1.1%
Global Payments, Inc.	84,168	10,333,305
Food Products 1.1%
Archer-Daniels-Midland Co.	175,781	10,311,314
Gas Utilities 1.3%
Atmos Energy Corp.	108,671	12,812,311
Ground Transportation 1.0%
Knight-Swift Transportation Holdings, Inc.	199,384	9,217,522
Health Care Equipment & Supplies 1.5%
Boston Scientific Corp. (a)	199,553	14,341,874
Health Care Providers & Services 6.0%
Centene Corp. (a)	226,099	16,518,793
Elevance Health, Inc.	40,333	21,319,217
UnitedHealth Group, Inc.	40,253	19,470,376
		57,308,386
Hotel & Resort REITs 1.0%
Host Hotels & Resorts, Inc.	525,905	9,923,827
Hotels, Restaurants & Leisure 1.1%
Wyndham Hotels & Resorts, Inc.	142,701	10,489,951
Household Durables 1.2%
Lennar Corp., Class A	73,087	11,081,451

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Insurance 5.0%
American International Group, Inc.	247,366	$ 18,629,133
Everest Group Ltd.	29,631	10,857,095
MetLife, Inc.	251,096	17,847,904
		47,334,132
Interactive Media & Services 1.0%
Alphabet, Inc., Class C (a)	60,480	9,957,427
IT Services 1.3%
Amdocs Ltd.	143,965	12,091,620
Machinery 1.1%
Middleby Corp. (The) (a)	77,489	10,768,646
Media 1.4%
Omnicom Group, Inc.	142,760	13,253,838
Multi-Utilities 1.5%
Sempra	202,486	14,504,072
Oil, Gas & Consumable Fuels 9.6%
Antero Resources Corp. (a)	314,555	10,698,016
ConocoPhillips	141,843	17,818,318
Coterra Energy, Inc.	399,077	10,918,747
EOG Resources, Inc.	108,460	14,330,820
Hess Corp.	66,812	10,522,222
Phillips 66	108,574	15,548,882
Targa Resources Corp.	99,641	11,365,052
		91,202,057
Personal Care Products 2.5%
Kenvue, Inc.	590,794	11,118,743
Unilever plc, Sponsored ADR	239,944	12,441,097
		23,559,840
Pharmaceuticals 10.4%
AstraZeneca plc, Sponsored ADR	184,571	14,005,247
Johnson & Johnson	182,923	26,448,836
Merck & Co., Inc.	225,440	29,131,357
Pfizer, Inc.	783,103	20,063,098
Roche Holding AG	40,245	9,628,188
		99,276,726
	Shares	Value

Real Estate Management & Development 1.2%
CBRE Group, Inc., Class A (a)	132,372	$ 11,501,803
Semiconductors & Semiconductor Equipment 4.1%
Analog Devices, Inc.	68,962	13,834,467
NXP Semiconductors NV	57,722	14,787,799
QUALCOMM, Inc.	64,444	10,688,038
		39,310,304
Specialized REITs 2.7%
Crown Castle, Inc.	143,180	13,427,420
Gaming and Leisure Properties, Inc.	295,963	12,646,499
		26,073,919
Specialty Retail 0.0% ‡
GNC Holdings, Inc. (a)(b)(c)	15,319	—
Total Common Stocks (Cost $827,958,031)		945,631,058
Short-Term Investment 1.1%
Affiliated Investment Company 1.1%
MainStay U.S. Government Liquidity Fund, 5.242% (d)	10,540,804	10,540,804
Total Short-Term Investment (Cost $10,540,804)		10,540,804
Total Investments (Cost $838,498,835)	100.3%	956,171,862
Other Assets, Less Liabilities	(0.3)	(2,735,304)
Net Assets	100.0%	$ 953,436,558

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Illiquid security—As of April 30, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Current yield as of April 30, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	MainStay WMC Value Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 9,393	$ 121,769	$ (120,621)	$ —	$ —	$ 10,541	$ 223	$ —	10,541
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Pharmaceuticals	$ 89,648,538	$ 9,628,188	$ —	$ 99,276,726
All Other Industries	846,354,332	—	—	846,354,332
Total Common Stocks	936,002,870	9,628,188	—	945,631,058
Short-Term Investment
Affiliated Investment Company	10,540,804	—	—	10,540,804
Total Investments in Securities	$ 946,543,674	$ 9,628,188	$ —	$ 956,171,862

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of April 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $827,958,031)	$945,631,058
Investment in affiliated investment companies, at value (identified cost $10,540,804)	10,540,804
Cash	255
Receivables:
Investment securities sold	12,328,992
Dividends	726,832
Fund shares sold	172,533
Other assets	93,395
Total assets	969,493,869
Liabilities
Payables:
Investment securities purchased	12,029,744
Fund shares redeemed	3,131,835
Manager (See Note 3)	517,505
Transfer agent (See Note 3)	149,912
NYLIFE Distributors (See Note 3)	136,219
Professional fees	47,436
Shareholder communication	30,955
Custodian	9,073
Securities lending	389
Trustees	257
Accrued expenses	3,986
Total liabilities	16,057,311
Net assets	$953,436,558
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$ 331,089
Additional paid-in-capital	820,957,689
821,288,778
Total distributable earnings (loss)	132,147,780
Net assets	$953,436,558
Class A
Net assets applicable to outstanding shares	$522,084,413
Shares of beneficial interest outstanding	18,480,665
Net asset value per share outstanding	$ 28.25
Maximum sales charge (5.50% of offering price)	1.64
Maximum offering price per share outstanding	$ 29.89
Investor Class
Net assets applicable to outstanding shares	$ 50,948,091
Shares of beneficial interest outstanding	1,802,352
Net asset value per share outstanding	$ 28.27
Maximum sales charge (5.00% of offering price)	1.49
Maximum offering price per share outstanding	$ 29.76
Class B
Net assets applicable to outstanding shares	$ 3,191,275
Shares of beneficial interest outstanding	163,042
Net asset value and offering price per share outstanding	$ 19.57
Class C
Net assets applicable to outstanding shares	$ 17,220,423
Shares of beneficial interest outstanding	879,187
Net asset value and offering price per share outstanding	$ 19.59
Class I
Net assets applicable to outstanding shares	$132,731,287
Shares of beneficial interest outstanding	4,340,547
Net asset value and offering price per share outstanding	$ 30.58
Class R6
Net assets applicable to outstanding shares	$227,261,069
Shares of beneficial interest outstanding	7,443,092
Net asset value and offering price per share outstanding	$ 30.53

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	MainStay WMC Value Fund

Statement of Operations for the six months ended April 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $100,534)	$ 12,476,412
Dividends-affiliated	222,561
Securities lending, net	7,342
Total income	12,706,315
Expenses
Manager (See Note 3)	3,146,718
Distribution/Service—Class A (See Note 3)	650,720
Distribution/Service—Investor Class (See Note 3)	65,825
Distribution/Service—Class B (See Note 3)	20,096
Distribution/Service—Class C (See Note 3)	82,096
Distribution/Service—Class R2 (See Note 3)(a)	562
Distribution/Service—Class R3 (See Note 3)(a)	2,421
Transfer agent (See Note 3)	400,165
Professional fees	67,353
Registration	62,147
Trustees	11,851
Custodian	9,441
Shareholder communication	3,676
Shareholder service (See Note 3)	757
Miscellaneous	24,352
Total expenses before waiver/reimbursement	4,548,180
Expense waiver/reimbursement from Manager (See Note 3)	(57,752)
Net expenses	4,490,428
Net investment income (loss)	8,215,887
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	12,821,217
Foreign currency transactions	(1,253)
Net realized gain (loss)	12,819,964
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	101,989,334
Translation of other assets and liabilities in foreign currencies	(4,125)
Net change in unrealized appreciation (depreciation)	101,985,209
Net realized and unrealized gain (loss)	114,805,173
Net increase (decrease) in net assets resulting from operations	$123,021,060

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the six months ended April 30, 2024 (Unaudited) and the year ended October 31, 2023
	Six months ended April 30, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 8,215,887	$ 15,393,259
Net realized gain (loss)	12,819,964	27,324,979
Net change in unrealized appreciation (depreciation)	101,985,209	(58,736,095)
Net increase (decrease) in net assets resulting from operations	123,021,060	(16,017,857)
Distributions to shareholders:
Class A	(23,214,849)	(29,416,342)
Investor Class	(2,278,800)	(3,013,210)
Class B	(261,360)	(545,950)
Class C	(904,378)	(977,214)
Class I	(6,606,035)	(8,145,019)
Class R1(a)	(8,014)	(9,920)
Class R2(a)	(47,287)	(56,602)
Class R3(a)	(67,522)	(81,173)
Class R6	(9,612,608)	(14,701,579)
Total distributions to shareholders	(43,000,853)	(56,947,009)
Capital share transactions:
Net proceeds from sales of shares	46,949,727	126,738,662
Net asset value of shares issued to shareholders in reinvestment of distributions	42,053,608	55,819,279
Cost of shares redeemed	(112,173,138)	(226,681,810)
Increase (decrease) in net assets derived from capital share transactions	(23,169,803)	(44,123,869)
Net increase (decrease) in net assets	56,850,404	(117,088,735)
Net Assets
Beginning of period	896,586,154	1,013,674,889
End of period	$ 953,436,558	$ 896,586,154

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	MainStay WMC Value Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class A		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 25.98	$ 28.11	$ 55.21	$ 39.49	$ 42.24	$ 41.20
Net investment income (loss) (a)	0.23	0.39	0.36	0.30	0.21	0.26
Net realized and unrealized gain (loss)	3.31	(0.94)	(1.68)	17.09	0.55	4.88
Total from investment operations	3.54	(0.55)	(1.32)	17.39	0.76	5.14
Less distributions:
From net investment income	(0.40)	(0.42)	(0.38)	(0.25)	(0.31)	(0.28)
From net realized gain on investments	(0.87)	(1.16)	(25.40)	(1.42)	(3.20)	(3.82)
Total distributions	(1.27)	(1.58)	(25.78)	(1.67)	(3.51)	(4.10)
Net asset value at end of period	$ 28.25	$ 25.98	$ 28.11	$ 55.21	$ 39.49	$ 42.24
Total investment return (b)	13.91%	(2.17)%	(2.68)%	45.14%	1.66%	13.54%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.63%††	1.42%	1.21%	0.60%	0.55%	0.67%
Net expenses (c)	1.03%††	1.03%(d)	1.02%(d)	1.06%	1.10%(e)	1.11%
Portfolio turnover rate	20%	29%	37%	23%	16%	20%
Net assets at end of period (in 000’s)	$ 522,084	$ 485,177	$ 522,937	$ 547,299	$ 389,530	$ 427,040

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	Net of interest expense which is less than one-tenth of a percent.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Investor Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 25.96	$ 28.09	$ 55.08	$ 39.40	$ 42.17	$ 41.15
Net investment income (loss) (a)	0.19	0.31	0.29	0.14	0.10	0.18
Net realized and unrealized gain (loss)	3.32	(0.93)	(1.69)	17.09	0.53	4.86
Total from investment operations	3.51	(0.62)	(1.40)	17.23	0.63	5.04
Less distributions:
From net investment income	(0.33)	(0.35)	(0.19)	(0.13)	(0.20)	(0.20)
From net realized gain on investments	(0.87)	(1.16)	(25.40)	(1.42)	(3.20)	(3.82)
Total distributions	(1.20)	(1.51)	(25.59)	(1.55)	(3.40)	(4.02)
Net asset value at end of period	$ 28.27	$ 25.96	$ 28.09	$ 55.08	$ 39.40	$ 42.17
Total investment return (b)	13.79%	(2.43)%	(2.91)%	44.73%	1.35%	13.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.39%††	1.16%	0.97%	0.28%	0.25%	0.46%
Net expenses (c)	1.29%††	1.30%	1.26%	1.36%	1.40%(d)	1.33%
Expenses (before waiver/reimbursement) (c)	1.29%††	1.30%(e)	1.26%(e)	1.36%	1.41%	1.38%
Portfolio turnover rate	20%	29%	37%	23%	16%	20%
Net assets at end of period (in 000's)	$ 50,948	$ 50,024	$ 56,061	$ 66,193	$ 69,423	$ 80,733

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense which is less than one-tenth of a percent.
(e)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	MainStay WMC Value Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class B		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 18.30	$ 20.29	$ 47.03	$ 33.97	$ 36.88	$ 36.53
Net investment income (loss) (a)	0.06	0.08	0.05	(0.20)	(0.16)	(0.09)
Net realized and unrealized gain (loss)	2.32	(0.66)	(1.39)	14.68	0.45	4.26
Total from investment operations	2.38	(0.58)	(1.34)	14.48	0.29	4.17
Less distributions:
From net investment income	(0.24)	(0.25)	—	—	—	—
From net realized gain on investments	(0.87)	(1.16)	(25.40)	(1.42)	(3.20)	(3.82)
Total distributions	(1.11)	(1.41)	(25.40)	(1.42)	(3.20)	(3.82)
Net asset value at end of period	$ 19.57	$ 18.30	$ 20.29	$ 47.03	$ 33.97	$ 36.88
Total investment return (b)	13.36%	(3.18)%	(3.66)%	43.67%	0.57%	12.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.67%††	0.43%	0.23%	(0.47)%	(0.48)%	(0.27)%
Net expenses (c)	2.04%††	2.05%	2.01%	2.11%	2.15%(d)	2.08%
Expenses (before waiver/reimbursement) (c)	2.04%††	2.05%(e)	2.01%(e)	2.11%	2.16%	2.13%
Portfolio turnover rate	20%	29%	37%	23%	16%	20%
Net assets at end of period (in 000’s)	$ 3,191	$ 4,503	$ 8,045	$ 13,100	$ 14,212	$ 21,088

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense which is less than one-tenth of a percent.
(e)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class C		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 18.31	$ 20.30	$ 47.04	$ 33.98	$ 36.88	$ 36.53
Net investment income (loss) (a)	0.06	0.08	0.05	(0.21)	(0.16)	(0.07)
Net realized and unrealized gain (loss)	2.33	(0.66)	(1.39)	14.69	0.46	4.24
Total from investment operations	2.39	(0.58)	(1.34)	14.48	0.30	4.17
Less distributions:
From net investment income	(0.24)	(0.25)	—	—	—	—
From net realized gain on investments	(0.87)	(1.16)	(25.40)	(1.42)	(3.20)	(3.82)
Total distributions	(1.11)	(1.41)	(25.40)	(1.42)	(3.20)	(3.82)
Net asset value at end of period	$ 19.59	$ 18.31	$ 20.30	$ 47.04	$ 33.98	$ 36.88
Total investment return (b)	13.41%	(3.18)%	(3.66)%	43.65%	0.60%	12.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.61%††	0.41%	0.22%	(0.50)%	(0.48)%	(0.22)%
Net expenses (c)	2.04%††	2.05%	2.00%	2.11%	2.15%(d)	2.07%
Expenses (before waiver/reimbursement) (c)	2.04%††	2.05%(e)	2.01%	2.11%	2.16%	2.12%
Portfolio turnover rate	20%	29%	37%	23%	16%	20%
Net assets at end of period (in 000’s)	$ 17,220	$ 14,603	$ 14,564	$ 11,119	$ 14,315	$ 22,933

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense which is less than one-tenth of a percent.
(e)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	MainStay WMC Value Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,
Class I		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 28.06	$ 30.24	$ 57.43	$ 40.99	$ 43.71	$ 42.51
Net investment income (loss) (a)	0.30	0.51	0.48	0.30	0.32	0.38
Net realized and unrealized gain (loss)	3.58	(1.02)	(1.76)	17.91	0.57	5.02
Total from investment operations	3.88	(0.51)	(1.28)	18.21	0.89	5.40
Less distributions:
From net investment income	(0.49)	(0.51)	(0.51)	(0.35)	(0.41)	(0.38)
From net realized gain on investments	(0.87)	(1.16)	(25.40)	(1.42)	(3.20)	(3.82)
Total distributions	(1.36)	(1.67)	(25.91)	(1.77)	(3.61)	(4.20)
Net asset value at end of period	$ 30.58	$ 28.06	$ 30.24	$ 57.43	$ 40.99	$ 43.71
Total investment return (b)	14.14%	(1.88)%	(2.37)%	45.57%	1.92%	13.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.98%††	1.76%	1.51%	0.61%	0.81%	0.93%
Net expenses (c)	0.70%††	0.70%	0.70%	0.82%	0.85%(d)	0.86%
Expenses (before waiver/reimbursement) (c)	0.78%††	0.79%	0.77%	0.83%	0.85%	0.86%
Portfolio turnover rate	20%	29%	37%	23%	16%	20%
Net assets at end of period (in 000’s)	$ 132,731	$ 141,185	$ 137,117	$ 102,714	$ 417,329	$ 488,730

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense which is less than one-tenth of a percent.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Financial Highlights selected per share data and ratios
	Six months ended April 30, 2024*	Year Ended October 31,		April 26, 2021^ through October 31,
Class R6		2023	2022	2021
Net asset value at beginning of period	$ 28.02	$ 30.20	$ 57.42	$ 53.83**
Net investment income (loss) (a)	0.29	0.52	0.49	0.65
Net realized and unrealized gain (loss)	3.58	(1.03)	(1.77)	2.94
Total from investment operations	3.87	(0.51)	(1.28)	3.59
Less distributions:
From net investment income	(0.49)	(0.51)	(0.54)	—
From net realized gain on investments	(0.87)	(1.16)	(25.40)	—
Total distributions	(1.36)	(1.67)	(25.94)	—
Net asset value at end of period	$ 30.53	$ 28.02	$ 30.20	$ 57.42
Total investment return (b)	14.12%	(1.88)%	(2.37)%	6.67%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.96%††	1.77%	1.52%	1.25%††
Net expenses (c)	0.70%††(d)	0.70%	0.70%	0.72%††
Expenses (before waiver/reimbursement) (c)	0.70%††	0.71%	0.71%	0.72%††
Portfolio turnover rate	20%	29%	37%	23%
Net assets at end of period (in 000’s)	$ 227,261	$ 198,461	$ 272,274	$ 356,580

*	Unaudited.
**	Based on the net asset value of Class I as of April 26, 2021.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	MainStay WMC Value Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
The MainStay Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the MainStay WMC Value Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 9, 1999
Investor Class	February 28, 2008
Class B	June 9, 1999
Class C	June 9, 1999
Class I	January 21, 1971
Class R6	April 26, 2021
Effective at the close of business on February 23, 2024, Class R1, R2 and R3 shares were liquidated.
Class B shares of the MainStay Group of Funds are closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other funds in the MainStay Group of Funds as permitted by the current exchange privileges. Class B shareholders continue to be subject to any applicable contingent deferred sales charge ("CDSC") at the time of redemption. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, remain unchanged. Unless redeemed, Class B shareholders will remain in Class B shares of their respective fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. A CDSC of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term appreciation of capital.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which

21

Notes to Financial Statements (Unaudited) (continued)
market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each

22	MainStay WMC Value Fund

security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
23

Notes to Financial Statements (Unaudited) (continued)
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Under the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.66% on assets up to $1 billion; 0.64% on assets from $1 billion to $3 billion; and 0.62% on assets over $3 billion. During the six-month period ended April 30, 2024, the effective management fee rate was 0.66% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.

24	MainStay WMC Value Fund

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.70% of its average daily net assets. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2024, New York Life Investments earned fees from the Fund in the amount of $3,146,718 and waived fees and/or reimbursed expenses in the amount of $57,752 and paid the Subadvisor fees in the amount of $1,285,365.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 Plan, Class R3 shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, for a total 12b-1 fee of 0.50%. Class I, Class R1 and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the period November 1, 2023 through February 23, 2024, shareholder service fees incurred by the Fund were as follows:

Class R1*	$ 48
Class R2*	225
Class R3*	484

*	Effective at the close of business on February 23, 2024, Class R1, Class R2 and R3 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2024, were $25,961 and $2,582, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Class B and Class C shares during the six-month period ended April 30, 2024, of $956, $9 and $1,411, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms
25

Notes to Financial Statements (Unaudited) (continued)
unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$212,582	$—
Investor Class	89,852	—
Class B	6,788	—
Class C	28,121	—
Class I	57,853	—
Class R1*	40	—
Class R2*	189	—
Class R3*	403	—
Class R6	4,337	—

*	Effective at the close of business on February 23, 2024, Class R1, Class R2 and R3 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$29,155	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$843,221,107	$153,527,745	$(40,576,990)	$112,950,755
During the year ended October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$17,709,162
Long-Term Capital Gains	39,237,847
Total	$56,947,009
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 25, 2023, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 23, 2024, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 25, 2023, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month

26	MainStay WMC Value Fund

period ended April 30, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2024, purchases and sales of securities, other than short-term securities, were $191,627 and $248,348, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2024 and the year ended October 31, 2023, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	459,660	$ 12,797,128
Shares issued to shareholders in reinvestment of distributions	847,795	22,466,522
Shares redeemed	(1,705,715)	(47,382,613)
Net increase (decrease) in shares outstanding before conversion	(398,260)	(12,118,963)
Shares converted into Class A (See Note 1)	202,135	5,684,135
Shares converted from Class A (See Note 1)	(974)	(26,865)
Net increase (decrease)	(197,099)	$ (6,461,693)
Year ended October 31, 2023:
Shares sold	1,590,537	$ 43,127,887
Shares issued to shareholders in reinvestment of distributions	1,052,417	28,541,623
Shares redeemed	(2,737,252)	(74,286,857)
Net increase (decrease) in shares outstanding before conversion	(94,298)	(2,617,347)
Shares converted into Class A (See Note 1)	179,908	4,832,388
Shares converted from Class A (See Note 1)	(11,768)	(323,015)
Net increase (decrease)	73,842	$ 1,892,026

Investor Class	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	19,524	$ 545,482
Shares issued to shareholders in reinvestment of distributions	85,677	2,274,715
Shares redeemed	(90,877)	(2,530,023)
Net increase (decrease) in shares outstanding before conversion	14,324	290,174
Shares converted into Investor Class (See Note 1)	11,967	337,647
Shares converted from Investor Class (See Note 1)	(151,077)	(4,265,275)
Net increase (decrease)	(124,786)	$ (3,637,454)
Year ended October 31, 2023:
Shares sold	51,736	$ 1,400,586
Shares issued to shareholders in reinvestment of distributions	110,738	3,007,651
Shares redeemed	(174,718)	(4,739,165)
Net increase (decrease) in shares outstanding before conversion	(12,244)	(330,928)
Shares converted into Investor Class (See Note 1)	31,998	887,420
Shares converted from Investor Class (See Note 1)	(88,401)	(2,373,861)
Net increase (decrease)	(68,647)	$ (1,817,369)

Class B	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	97	$ 1,929
Shares issued to shareholders in reinvestment of distributions	14,173	261,360
Shares redeemed	(18,643)	(364,519)
Net increase (decrease) in shares outstanding before conversion	(4,373)	(101,230)
Shares converted from Class B (See Note 1)	(78,583)	(1,527,369)
Net increase (decrease)	(82,956)	$ (1,628,599)
Year ended October 31, 2023:
Shares sold	1,127	$ 22,150
Shares issued to shareholders in reinvestment of distributions	28,265	544,951
Shares redeemed	(39,346)	(753,882)
Net increase (decrease) in shares outstanding before conversion	(9,954)	(186,781)
Shares converted from Class B (See Note 1)	(140,526)	(2,699,233)
Net increase (decrease)	(150,480)	$ (2,886,014)

27

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	156,648	$ 3,049,857
Shares issued to shareholders in reinvestment of distributions	46,228	852,900
Shares redeemed	(109,389)	(2,120,392)
Net increase (decrease) in shares outstanding before conversion	93,487	1,782,365
Shares converted from Class C (See Note 1)	(11,643)	(226,353)
Net increase (decrease)	81,844	$ 1,556,012
Year ended October 31, 2023:
Shares sold	296,509	$ 5,705,628
Shares issued to shareholders in reinvestment of distributions	50,505	974,235
Shares redeemed	(234,517)	(4,556,446)
Net increase (decrease) in shares outstanding before conversion	112,497	2,123,417
Shares converted from Class C (See Note 1)	(32,491)	(625,729)
Net increase (decrease)	80,006	$ 1,497,688

Class I	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	360,630	$ 10,798,781
Shares issued to shareholders in reinvestment of distributions	225,774	6,468,424
Shares redeemed	(1,277,464)	(38,251,755)
Net increase (decrease) in shares outstanding before conversion	(691,060)	(20,984,550)
Shares converted into Class I (See Note 1)	901	26,865
Shares converted from Class I (See Note 1)	(93)	(2,785)
Net increase (decrease)	(690,252)	$(20,960,470)
Year ended October 31, 2023:
Shares sold	2,437,113	$ 71,634,987
Shares issued to shareholders in reinvestment of distributions	270,746	7,908,495
Shares redeemed	(2,222,127)	(64,985,391)
Net increase (decrease) in shares outstanding before conversion	485,732	14,558,091
Shares converted into Class I (See Note 1)	11,171	330,560
Shares converted from Class I (See Note 1)	(970)	(28,530)
Net increase (decrease)	495,933	$ 14,860,121

Class R1	Shares	Amount
Six-month period ended April 30, 2024: (a)
Shares sold	69	$ 1,917
Shares issued to shareholders in reinvestment of distributions	297	8,014
Shares redeemed	(6,460)	(185,193)
Net increase (decrease)	(6,094)	$ (175,262)
Year ended October 31, 2023:
Shares sold	197	$ 5,380
Shares issued to shareholders in reinvestment of distributions	359	9,920
Shares redeemed	(473)	(13,122)
Net increase (decrease)	83	$ 2,178

Class R2	Shares	Amount
Six-month period ended April 30, 2024: (a)
Shares sold	600	$ 16,536
Shares issued to shareholders in reinvestment of distributions	1,671	44,945
Shares redeemed	(40,494)	(1,144,325)
Net increase (decrease)	(38,223)	$ (1,082,844)
Year ended October 31, 2023:
Shares sold	1,806	$ 49,580
Shares issued to shareholders in reinvestment of distributions	1,923	52,887
Shares redeemed	(1,834)	(50,187)
Net increase (decrease)	1,895	$ 52,280

Class R3	Shares	Amount
Six-month period ended April 30, 2024: (a)
Shares sold	3,978	$ 109,290
Shares issued to shareholders in reinvestment of distributions	2,412	64,120
Shares redeemed	(62,779)	(1,770,885)
Net increase (decrease)	(56,389)	$ (1,597,475)
Year ended October 31, 2023:
Shares sold	18,812	$ 507,413
Shares issued to shareholders in reinvestment of distributions	2,864	77,938
Shares redeemed	(17,565)	(458,612)
Net increase (decrease)	4,111	$ 126,739

28	MainStay WMC Value Fund

Class R6	Shares	Amount
Six-month period ended April 30, 2024:
Shares sold	652,974	$ 19,628,807
Shares issued to shareholders in reinvestment of distributions	336,105	9,612,608
Shares redeemed	(627,915)	(18,423,433)
Net increase (decrease)	361,164	$ 10,817,982
Year ended October 31, 2023:
Shares sold	148,724	$ 4,285,051
Shares issued to shareholders in reinvestment of distributions	503,997	14,701,579
Shares redeemed	(2,587,712)	(76,838,148)
Net increase (decrease)	(1,934,991)	$(57,851,518)

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Other Matters
As of the date of this report, the Fund faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Fund's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Fund's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2024, events and transactions subsequent to April 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
29

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited)
The continuation of the Management Agreement with respect to the MainStay WMC Value Fund (“Fund”) and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and Wellington Management Company LLP (“WMC”) with respect to the Fund (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of The MainStay Funds (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 6–7, 2023 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and WMC in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2023 through December 2023, including information and materials furnished by New York Life Investments and WMC in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on the Fund and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on the Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or WMC that follow investment strategies similar to those of the Fund, if any, and, when applicable, the rationale for differences in the Fund’s management and subadvisory fees and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of the Fund and investment-related matters for the Fund as well as presentations from New York Life Investments and, generally annually, WMC personnel.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to the Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2023 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding the Fund’s distribution arrangements.  In addition, the Board received information regarding the Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share classes of the Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and WMC; (ii) the qualifications of the portfolio managers of the Fund and the historical investment performance of the Fund, New York Life Investments and WMC; (iii) the costs of the services provided, and profits realized, by New York Life Investments and WMC with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between the Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of the Fund’s management fee and total ordinary operating expenses as compared to the peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the MainStay Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing the Fund.  With respect to the Subadvisory Agreement, the Board took into account New York Life Investments’ recommendation to approve the continuation of the Subadvisory Agreement.

30	MainStay WMC Value Fund

The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and WMC.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and WMC resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the MainStay Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the MainStay Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that the Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 6–7, 2023 meeting are summarized in more detail below.
Nature, Extent and Quality of Services Provided by New York Life Investments and WMC
The Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of the Fund and considered that the Fund operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by WMC, evaluating the performance of WMC, making recommendations to the Board as to whether the Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to the Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to the Fund, including New York Life Investments’ oversight and due diligence reviews of WMC and ongoing analysis of, and interactions with, WMC with respect to, among other things, the Fund’s investment performance and risks as well as WMC’s investment capabilities and subadvisory services with respect to the Fund.
The Board also considered the range of services that New York Life Investments provides to the Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including supervision and implementation of the Fund’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to the Fund and has over time provided an increasingly broad array of non-advisory services to the MainStay Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that WMC provides to the Fund and considered the terms of each of the Advisory Agreements.  The Board evaluated WMC’s experience and performance in serving as subadvisor to the Fund and advising other portfolios and WMC’s track record and experience in providing investment advisory services as well as the experience of investment advisory, senior management and/or administrative personnel at WMC.  The Board considered New York Life Investments’ and WMC’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and WMC and acknowledged their commitment to further developing and strengthening compliance programs that may relate to the Fund.  The Board also considered WMC’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the Fund.  In this regard, the Board considered the qualifications and experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.
In addition, the Board considered information provided by New York Life Investments and WMC regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that the Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating the Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective, strategies and risks.  The Board considered investment reports on, and analysis of, the Fund’s performance provided to the Board throughout the year.  These reports include, among other
31

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to a relevant investment category and the Fund’s benchmarks, the Fund’s risk-adjusted investment performance and the Fund’s investment performance as compared to peer funds, as appropriate, as well as portfolio attribution information and commentary on the effect of market conditions.  The Board also considered information provided by ISS showing the investment performance of the Fund as compared to peer funds.  In addition, the Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.
The Board also took into account its discussions with senior management at New York Life Investments concerning the Fund’s investment performance over various periods as well as discussions between representatives of WMC and the members of the Board’s Investment Committee, which generally occur on an annual basis.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and WMC
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and WMC due to their relationships with the Fund as well as of New York Life Investments and its affiliates due to their relationships with the MainStay Group of Funds.  With respect to the profitability of WMC’s relationship with the Fund, the Board considered information from New York Life Investments that WMC’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the Fund, and the relevance of WMC’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the Fund.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and WMC, and profitability of New York Life Investments and its affiliates and WMC due to their relationships with the Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ and WMC’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Fund, and that New York Life Investments is responsible for paying the subadvisory fee for the Fund.  The Board also considered the financial resources of New York Life Investments and
WMC and acknowledged that New York Life Investments and WMC must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and WMC to continue to provide high-quality services to the Fund.  The Board recognized that the Fund benefits from the allocation of certain fixed costs among the funds in the MainStay Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the MainStay Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to the Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and WMC and its affiliates due to their relationships with the Fund, including reputational and other indirect benefits.  The Board recognized, for example, the benefits to WMC from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to WMC in exchange for commissions paid by the Fund with respect to trades in the Fund’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between WMC and its affiliates and New York Life Investments and its affiliates and considered the existence of a strategic partnership between New York Life Investments and WMC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the Subadvisory Agreement.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that serves as an investment option for the Fund, including the potential rationale for and costs associated with investments in this money market fund by the Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to the Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing the Fund, New York Life Investments’ affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund’s transfer agent and distributor.  The Board considered information about these other revenues and their impact on the profitability of the relationship with the Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with the Fund to New York Life Investments and its affiliates as part of the

32	MainStay WMC Value Fund

contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with the Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the Fund were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to WMC and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to WMC, the Board considered that any profits realized by WMC due to its relationship with the Fund are the result of arm’s-length negotiations between New York Life Investments and WMC, acknowledging that any such profits are based on the subadvisory fee paid to WMC by New York Life Investments, not the Fund.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and the Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to WMC is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments.
In assessing the reasonableness of the Fund’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.  In addition, the Board considered information provided by New York Life Investments and WMC on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the Fund, if any.  The Board considered the contractual management fee schedule for the Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as the Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and expense limitation arrangements on the Fund’s net management fee and expenses.  The Board also considered that in proposing fees for the Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2023 meeting, regarding the reasonableness of the Fund’s transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and the Fund’s transfer agent, charges the Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to the Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of the Fund.  The Board acknowledged the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
Based on the factors outlined above, among other considerations, the Board concluded that the Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Fund and whether the Fund’s management fee and expense structure permits any economies of scale to be appropriately shared with the Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the MainStay Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to the Fund.  The Board reviewed information from New York Life Investments showing how the Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how the Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.
33

Board Consideration and Approval of Management Agreement and Subadvisory Agreement (Unaudited) (continued)
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of the Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements.
34	MainStay WMC Value Fund

Discussion of the Operation and Effectiveness of the Fund's Liquidity Risk Management Program (Unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”), which New York Life Investment Management LLC believes is reasonably designed to assess and manage the Fund's liquidity risk. A Fund's liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Board of Trustees of The MainStay Funds (the "Board") previously approved the designation of New York Life Investment Management LLC as administrator of the Program (the “Administrator”). The Administrator has established a Liquidity Risk Management Committee to assist the Administrator in the implementation and day-to-day administration of the Program and to otherwise support the Administrator in fulfilling its responsibilities under the Program.
At a meeting of the Board held on February 27, 2024, the Administrator provided the Board with a written report addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2023, through December 31, 2023 (the "Review Period"), as required under the Liquidity Rule. The report noted that the Administrator concluded that (i) the Program operated effectively to assess and manage the Fund's liquidity risk, (ii) the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund's liquidity developments and (iii) the Fund's investment strategy continues to be appropriate for an open-end fund. In addition, the report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and the liquidity classification methodologies, and discussed notable geopolitical, market and other economic events that impacted liquidity risk during the Review Period.
In accordance with the Program, the Fund's liquidity risk is assessed no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections, and (iii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The Administrator has delegated liquidity classification determinations to the Fund's subadvisors, subject to appropriate oversight by the Administrator, and liquidity classification determinations are made by taking into account the Fund's reasonably anticipated trade size, various market, trading and investment-specific considerations, as well as market depth, and, in certain cases, third-party vendor data.
The Liquidity Rule requires funds that do not primarily hold assets that are highly liquid investments to adopt a minimum amount of net assets that must be invested in highly liquid investments that are assets (an “HLIM”). In addition, the Liquidity Rule limits a fund's investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if, immediately after acquisition, doing so would result in a fund holding more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to determine, periodically review and comply with the HLIM requirement, as applicable, and to comply with the 15% limit on illiquid investments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
35

Proxy Voting Policies and Procedures and Proxy Voting Record
The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. A description of the policies and procedures that are used to vote proxies relating to portfolio securities of the Fund is available free of charge upon request by calling 800-624-6782 or visiting the SEC’s website at www.sec.gov. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund's holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.
36	MainStay WMC Value Fund

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MainStay Funds
Equity
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund
MainStay Fiera SMID Growth Fund
MainStay PineStone U.S. Equity Fund
MainStay S&P 500 Index Fund
MainStay Winslow Large Cap Growth Fund
MainStay WMC Enduring Capital Fund
MainStay WMC Growth Fund
MainStay WMC Small Companies Fund
MainStay WMC Value Fund
International Equity
MainStay Epoch International Choice Fund
MainStay PineStone International Equity Fund
MainStay WMC International Research Equity Fund
Emerging Markets Equity
MainStay Candriam Emerging Markets Equity Fund
Global Equity
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
MainStay PineStone Global Equity Fund
Fixed Income
Taxable Income
MainStay Candriam Emerging Markets Debt Fund
MainStay Floating Rate Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay Short Duration High Income Fund
MainStay MacKay Strategic Bond Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Infrastructure Bond Fund
MainStay Short Term Bond Fund
Tax-Exempt Income
MainStay MacKay Arizona Muni Fund
MainStay MacKay California Tax Free Opportunities Fund1
MainStay MacKay Colorado Muni Fund
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund2
MainStay MacKay Oregon Muni Fund
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Strategic Municipal Allocation Fund
MainStay MacKay Tax Free Bond Fund
MainStay MacKay Utah Muni Fund
Money Market
MainStay Money Market Fund
Mixed Asset
MainStay Balanced Fund
MainStay Income Builder Fund
MainStay MacKay Convertible Fund
Speciality
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Cushing MLP Premier Fund
Asset Allocation
MainStay Conservative Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Equity Allocation Fund
MainStay Equity ETF Allocation Fund
MainStay Growth Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund

Manager
New York Life Investment Management LLC
New York, New York
Subadvisors
Candriam3
Strassen, Luxembourg
CBRE Investment Management Listed Real Assets LLC
Radnor, Pennsylvania
Cushing Asset Management, LP
Dallas, Texas
Epoch Investment Partners, Inc.
New York, New York
Fiera Capital Inc.
New York, New York
IndexIQ Advisors LLC3
New York, New York
MacKay Shields LLC3
New York, New York
NYL Investors LLC3
New York, New York
PineStone Asset Management Inc.
Montreal, Québec
Wellington Management Company LLP
Boston, Massachusetts
Winslow Capital Management, LLC
Minneapolis, Minnesota
Legal Counsel
Dechert LLP
Washington, District of Columbia
Independent Registered Public Accounting Firm
KPMG LLP
Philadelphia, Pennsylvania
Distributor
NYLIFE Distributors LLC3
Jersey City, New Jersey
Custodian
JPMorgan Chase Bank, N.A.
New York, New York

  1.
This Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA (all share classes); and MI (Class A and Class I shares only); and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I and Class C2 shares only).
2.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY, VT (all share classes) and SD (Class R6 shares only).
3.	An affiliate of New York Life Investment Management LLC.
Not part of the Semiannual Report

For more information
800-624-6782
newyorklifeinvestments.com
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.
©2024 NYLIFE Distributors LLC. All rights reserved.
5022246 MS081-24	MSWV10-06/24
(NYLIM) NL532

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included as part of Item 1 of this report.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)  Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	Section 302 Certifications are attached.

(b)	Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	July 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	July 5, 2024

By:	/s/ Jack Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	July 5, 2024